SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  3         (File No. 333-79311)             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              5       (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

70100 AXP Financial Center, Minneapolis, MN                                55474
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(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check  appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [X] on May 1, 2001 pursuant  to  paragraph  (b) of Rule 485
 [ ] 60 days after  filing  pursuant  to paragraph  (a)(i) of Rule 485
 [ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[AMERICAN EXPRESS LOGO]

                                                                AMERICAN EXPRESS
                                                              RETIREMENT ADVISOR
                                          VARIABLE ANNUITY-Registered Trademark-

ISSUED BY:

IDS LIFE INSURANCE COMPANY

PROSPECTUS


MAY 1, 2001


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

IDS LIFE VARIABLE ACCOUNT 10


ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com/advisors


This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

-    American Express-Registered Trademark- Variable Portfolio Funds

-    AIM Variable Insurance Funds

-    American Century Variable Portfolios, Inc.

-    Calvert Variable Series, Inc.


-    Credit Suisse Warburg Pincus Trust


-    Fidelity Variable Insurance Products - Service Class

- Franklin-Registered Trademark- Templeton-Registered Trademark- Variable Insurance Products Trust (FTVIPT) - Class 2

-    Goldman Sachs Variable Insurance Trust (VIT)

-    Janus Aspen Series: Service Shares

-    Lazard Retirement Series, Inc.

-    MFS-Registered Trademark- Variable Insurance Trust-SM-

-    Putnam Variable Trust - IB Shares

-    Royce Capital Fund

-    Third Avenue Variable Series Trust

-    Wanger Advisors Trust


-    Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum surrrender charge under certain circumstances. Surrender charges from contracts with purchase payment credits may be higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.



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2   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

TABLE OF CONTENTS



KEY TERMS ................................................4

THE CONTRACT IN BRIEF ....................................5

EXPENSE SUMMARY ..........................................6

CONDENSED FINANCIAL INFORMATION (UNAUDITED) .............17

FINANCIAL STATEMENTS ....................................25

PERFORMANCE INFORMATION .................................25

THE VARIABLE ACCOUNT AND THE FUNDS ......................26

THE FIXED ACCOUNT .......................................31

BUYING YOUR CONTRACT ....................................31

CHARGES .................................................33

VALUING YOUR INVESTMENT .................................36

MAKING THE MOST OF YOUR CONTRACT ........................37

SURRENDERS ..............................................39

TSA -- SPECIAL SURRENDER PROVISIONS .....................40

CHANGING OWNERSHIP ......................................40

BENEFITS IN CASE OF DEATH ...............................41

THE ANNUITY PAYOUT PERIOD ...............................42

TAXES ...................................................43

VOTING RIGHTS ...........................................45

SUBSTITUTION OF INVESTMENTS .............................45

ABOUT THE SERVICE PROVIDERS .............................46

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION ...........................................47



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                                                   PROSPECTUS -- MAY 1, 2001   3

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule* you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408 A of the Code

-    SIMPLE IRAs under Section 408(p) of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Plans under Section 401(k) of the Code

-    Custodial and trusteed plans under Section 401(a) of the Code

-    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payout credit if the initial purchase payment is at least $100,000.



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4   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum surrender charge. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 26)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 31)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 31)


- Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

-    Minimum additional purchase payment -- $50.

- Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).

- Maximum first-year purchase payments -- $100,000 to $1,000,000 depending on your age.

- Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 38)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 39)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 40)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 41)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 42)


TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 43)


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001   5

CHARGES: We assess certain charges in connection with your contract:

-    $30 annual contract administrative charge;
- for nonqualified annuities a 0.95% mortality and expense risk fee (if you allocate money to one or more subaccounts);
- for qualified annuities a 0.75% mortality and expense risk fee (if you allocate money to one or more subaccounts);
-    surrender charge;
- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and
-    the operating expenses of the funds in which the subaccounts invest.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES


SURRENDER CHARGE: Contingent deferred sales charge as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*



                   SEVEN-YEAR SCHEDULE                                                      TEN-YEAR SCHEDULE*

YEARS FROM PURCHASE                  SURRENDER CHARGE                  YEARS FROM PURCHASE                     SURRENDER CHARGE

  PAYMENT RECEIPT                       PERCENTAGE                       PAYMENT RECEIPT                          PERCENTAGE
         1                                  7%                                   1                                    8%

         2                                  7                                    2                                    8

         3                                  7                                    3                                    8

         4                                  6                                    4                                    7

         5                                  5                                    5                                    7

         6                                  4                                    6                                    6

         7                                  2                                    7                                    5

         Thereafter                         0                                    8                                    4

                                                                                 9                                    3

                                                                                10                                    2

                                                                                Thereafter                            0

* Ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


ANNUAL CONTRACT ADMINISTRATIVE CHARGE:      $30**

** We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

ANNUAL VARIABLE ACCOUNT EXPENSES

(as a percentage of average subaccount value)

MORTALITY AND EXPENSE RISK FEE:             0.95% for nonqualified annuities
                                            0.75% for qualified annuities


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6   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                        MANAGEMENT       12b-1          OTHER

                                                                           FEES          FEES         EXPENSES        TOTAL

AXP-Registered Trademark- Variable Portfolio -
      Blue Chip Advantage Fund                                                .56%          .13%           .26%        .95%(1)

      Bond Fund                                                               .60           .13            .06         .79(2)

      Capital Resource Fund                                                   .60           .13            .04         .77(2)

      Cash Management Fund                                                    .51           .13            .04         .68(2)

      Diversified Equity Income Fund                                          .56           .13            .26         .95(1)

      Emerging Markets Fund                                                  1.13           .13            .43        1.69(1)

      Equity Select Fund                                                      .65           .13            .32        1.10(3)

      Extra Income Fund                                                       .62           .13            .07         .82(2)

      Federal Income Fund                                                     .61           .13            .13         .87(1)

      Global Bond Fund                                                        .84           .13            .10        1.07(2)

      Growth Fund                                                             .64           .13            .18         .95(1)

      International Fund                                                      .82           .13            .07        1.02(2)

      Managed Fund                                                            .59           .13            .03         .75(2)

      New Dimensions Fund-Registered Trademark-                               .60           .13            .05         .78(2)

      S&P 500 Index Fund                                                      .28           .13            .07         .48(1)

      Small Cap Advantage Fund                                                .75           .13            .31        1.19(1)

      Strategy Aggressive Fund                                                .59           .13            .05         .77(2)

AIM V.I.

      Capital Appreciation Fund                                               .61         --               .21         .82(4)

      Capital Development Fund                                                .75         --               .63        1.38(4),(5)

American Century VP

      International                                                          1.23         --             --           1.23(6)

      Value                                                                  1.00         --             --           1.00(6)

Calvert Variable Series, Inc.

      Social Balanced Portfolio                                               .70         --               .16         .86(7)

Credit Suisse Warburg Pincus Trust

      Emerging Growth Portfolio                                               .90         --               .35        1.25(8)

Fidelity VIP

      III Growth & Income Portfolio (Service Class)                           .48           .10            .11         .69(9)

      III Mid Cap Portfolio (Service Class)                                   .57           .10            .17         .84(9)

      Overseas Portfolio (Service Class)                                      .72           .10            .17         .99(9)

Franklin Templeton VIP Trust

      Franklin Real Estate Fund - Class 2                                     .58           .25            .02         .85(10),(11)

      Franklin Value Securities Fund - Class 2                                .58           .25            .26        1.09(11),(12)

      Templeton International Smaller Companies Fund - Class 2                .85           .25            .26        1.36(11)

Goldman Sachs VIT

      CORE-SM- Small Cap Equity Fund                                          .75         --               .25        1.00(13)

      CORE-SM- U.S. Equity Fund                                               .70         --               .20         .90(13)

      Mid Cap Value Fund                                                      .80         --               .25        1.05(13)

Janus Aspen Series

      Aggressive Growth Portfolio: Service Shares                             .65           .25            .02         .92(14)

      Global Technology Portfolio: Service Shares                             .65           .25            .04         .94(14)

      International Growth Portfolio: Service Shares                          .65           .25            .06         .96(14)


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                                                   PROSPECTUS -- MAY 1, 2001   7

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)

                                                                        MANAGEMENT       12b-1        OTHER
                                                                           FEES          FEES        EXPENSES       TOTAL
Lazard Retirement Series

      International Equity Portfolio                                      .75%          .25%           .25%       1.25%(15)

MFS-Registered Trademark-

      Investors Growth Stock Series - Service Class
       (previously MFS-Registered Trademark- Growth Series)               .75           .20            .16        1.11(16,(17),(18)

      New Discovery Series - Service Class                                .90           .20            .16        1.26(16,(17),(18)

Putnam Variable Trust

      Putnam VT International New Opportunities Fund - Class IB Shares   1.00           .25            .21        1.46(19)

      Putnam VT Vista Fund - Class IB Shares                              .60           .25            .07         .92(19)

Royce Capital Fund

      Micro-Cap Portfolio                                                1.25         --               .10        1.35(20)

Third Avenue

      Value Portfolio                                                     .90         --               .40        1.30(21)

Wanger

      International Small Cap                                            1.20         --               .21        1.41(4),(22)

      U.S. Small Cap                                                      .95         --               .05        1.00(4),(22)

Wells Fargo VT

      Asset Allocation Fund                                               .57           .25            .18        1.00(23)

      International Equity Fund                                           .15           .25            .60        1.00(23)

      Small Cap Growth Fund                                               .15           .25            .80        1.20(23)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 1.16% and 2.42% for AXP Variable Portfolio - Emerging Markets Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, 1.16% and 1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(3) The fund's expense figures are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.68% and 1.46% for AXP VP Equity Select Fund.

(4) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(5)  Expenses have been restated to reflect current fees.

(6)  Annualized operating expenses of funds at Dec. 31, 2000.

(7) Net fund operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(8) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio (0.90%, 0%, 0.40% and 1.30%).

(9) There were no reimbursement or expense reductions for the period ended 12/31/00. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(10) The Fund administration fee is paid indirectly through the management fee.

(11) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(12) The manager has agreed in advance to make an estimated reduction of 0.02% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management Fees" and "Total" would have been 0.60% and 1.11% for Franklin Value Securities Fund - Class 2.

(13) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.80% and 1.55% for CORE-SM- Small Cap Equity Fund, 0.70%, 0.17%, and 0.87% for CORE-SM- U.S. Equity Fund, and 0.80%, 0.42% and 1.22% for Mid Cap Value Fund. CORE-SM- is a sevice mark of Goldman, Sachs & Co.

(14) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth Portfolio, and International Growth Portfolio. All expenses are shown without the effect of expense offset arrangements.

(15) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 1.32% and 2.32% for International Equity Portfolio.

(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(17) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Investors Growth Stock Series and 1.25% for New Discovery Series.


--------------------------------------------------------------------------------
8   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

(18) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, Unless changed with the consent of the board of trustees which oversees the series.

(19) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

(20) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2001 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other Expenses" and "Total Expenses" would be 0.33% and 1.58% for Royce Micro-Cap Portfolio.

(21) The fund's expenses figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 1.62% and 2.52% for Third Avenue Value Portfolio.

(22) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

(23) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would be 0.70%, 0.18% and 1.13% for Wells Fargo VT Asset Allocation Fund, 0.90%, 1.25% and 2.40% for Wells Fargo VT International Equity Fund and 0.90%, 1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.

EXAMPLES:*

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                  1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP-Registered Trademark- Variable Portfolio -

      Blue Chip Advantage Fund                     $100.02  $141.87  $176.28  $249.47        $20.02   $61.87 $106.28  $229.47

      Bond Fund                                      98.38   136.90   167.89   232.27         18.38    56.90   97.89   212.27

      Capital Resource Fund                          98.17   136.27   166.84   230.10         18.17    56.27   96.84   210.10

      Cash Management Fund                           97.25   133.47   162.09   220.28         17.25    53.47   92.09   200.28

      Diversified Equity Income Fund                100.02   141.87   176.28   249.47         20.02    61.87  106.28   229.47

      Emerging Markets Fund                         107.60   164.68   214.34   325.58         27.60    84.68  144.34   305.58

      Equity Select Fund                            101.56   146.52   184.09   265.35         21.56    66.52  114.09   245.35

      Extra Income Fund                              98.69   137.83   169.47   235.51         18.69    57.83   99.47   215.51

      Federal Income Fund                            99.20   139.39   172.09   240.90         19.20    59.39  102.09   220.90

      Global Bond Fund                              101.25   145.60   182.53   262.19         21.25    65.60  112.53   242.19

      Growth Fund                                   100.02   141.87   176.28   249.47         20.02    61.87  106.28   229.47

      International Fund                            100.74   144.05   179.93   256.91         20.74    64.05  109.93   236.91

      Managed Fund                                   97.97   135.65   165.78   227.92         17.97    55.65   95.78   207.92

      New Dimensions Fund-Registered Trademark-      98.28   136.58   167.36   231.18         18.28    56.58   97.36   211.18

      S&P 500 Index Fund                             95.20   127.21   151.48   198.16         15.20    47.21   81.48   178.16

      Small Cap Advantage Fund                      102.48   149.31   188.75   274.77         22.48    69.31  118.75   254.77

      Strategy Aggressive Fund                       98.17   136.27   166.84   230.10         18.17    56.27   96.84   210.10

AIM V.I.

      Capital Appreciation Fund                      98.69   137.83   169.47   235.51         18.69    57.83   99.47   215.51

      Capital Development Fund                      104.43   155.17   198.54   294.37         24.43    75.17  128.54   274.37

American Century VP

      International                                 102.89   150.54   190.82   278.92         22.89    70.54  120.82   258.92

      Value                                         100.53   143.43   178.88   254.79         20.53    63.43  108.88   234.79

Calvert Variable Series, Inc.

      Social Balanced Portfolio                      99.10   139.08   171.57   239.83         19.10    59.08  101.57   219.83

Credit Suisse Warburg Pincus Trust

      Emerging Growth Portfolio                     103.09   151.16   191.85   281.00         23.09    71.16  121.85   261.00

Fidelity VIP

      III Growth & Income Portfolio (Service Class)  97.35   133.78   162.62   221.38         17.35    53.78   92.62   201.38

      III Mid Cap Portfolio (Service Class)          98.89   138.45   170.52   237.67         18.89    58.45  100.52   217.67

      Overseas Portfolio (Service Class)            100.43   143.11   178.36   253.73         20.43    63.11  108.36   233.73


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001   9

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                  1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Franklin Templeton VIP Trust

      Franklin Real Estate Fund - Class 2          $ 98.99  $138.76  $171.04  $238.75        $18.99   $58.76 $101.04  $218.75

      Franklin Value Securities Fund - Class 2      101.45   146.21   183.57   264.30         21.45    66.21  113.57   244.30

      Templeton International Smaller
        Companies Fund - Class 2                    104.22   154.55   197.51   292.33         24.22    74.55  127.51   272.33

Goldman Sachs VIT

      CORE-SM- Small Cap Equity Fund                100.53   143.43   178.88   254.79         20.53    63.43  108.88   234.79

      CORE-SM- U.S. Equity Fund                      99.51   140.32   173.66   244.12         19.51    60.32  103.66   224.12

      Mid Cap Value Fund                            101.04   144.98   181.49   260.08         21.04    64.98  111.49   240.08

Janus Aspen Series

      Aggressive Growth Portfolio: Service Shares    99.71   140.94   174.71   246.26         19.71    60.94  104.71   226.26

      Global Technology Portfolio: Service Shares    99.92   141.56   175.75   248.40         19.92    61.56  105.75   228.40

      International Growth Portfolio: Service
        Shares                                      100.12   142.18   176.80   250.53         20.12    62.18  106.80   230.53

Lazard Retirement Series

      International Equity Portfolio                103.09   151.16   191.85   281.00         23.09    71.16  121.85   261.00

MFS-Registered Trademark-

      Investors Growth Stock Series - Service Class
      (previously MFS-Registered Trademark-
        Growth Series)                              101.66   146.83   184.61   266.40         21.66   66.83   114.61   246.40

      New Discovery Series - Service Class          103.20   151.47   192.37   282.03         23.20    71.47  122.37   262.03

Putnam Variable Trust

      Putnam VT International New Opportunities
      Fund - Class IB Shares                        105.25   157.63   202.63   302.52         25.25    77.63  132.63   282.52

      Putnam VT Vista Fund - Class IB Shares         99.71   140.94   174.71   246.26         19.71    60.94  104.71   226.26

Royce Capital Fund

      Micro-Cap Portfolio                           104.12   154.24   197.00   291.30         24.12    74.24  127.00   271.30

Third Avenue

      Value Portfolio                               103.61   152.70   194.43   286.16         23.61    72.70  124.43   266.16

Wanger

      International Small Cap                       104.73   156.09   200.08   297.44         24.73    76.09  130.08   277.44

      U.S. Small Cap                                100.53   143.43   178.88   254.79         20.53    63.43  108.88   234.79

Wells Fargo VT

      Asset Allocation Fund                         100.53   143.43   178.88   254.79         20.53    63.43  108.88   234.79

      International Equity Fund                     100.53   143.43   178.88   254.79         20.53    63.43  108.88   234.79

      Small Cap Growth Fund                         102.58   149.62   189.27   275.81         22.58    69.62  119.27   255.81


--------------------------------------------------------------------------------
10   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                  1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP-Registered Trademark- Variable Portfolio -

      Blue Chip Advantage Fund                     $ 97.97  $135.65  $165.78  $227.92        $17.97   $55.65 $ 95.78  $207.92

      Bond Fund                                      96.33   130.65   157.33   210.38         16.33    50.65   87.33   190.38

      Capital Resource Fund                          96.12   130.03   156.27   208.17         16.12    50.03   86.27   188.17

      Cash Management Fund                           95.20   127.21   151.48   198.16         15.20    47.21   81.48   178.16

      Diversified Equity Income Fund                 97.97   135.65   165.78   227.92         17.97    55.65   95.78   207.92

      Emerging Markets Fund                         105.55   158.55   204.17   305.56         25.55    78.55  134.17   285.56

      Equity Select Fund                             99.51   140.32   173.66   244.12         19.51    60.32  103.66   224.12

      Extra Income Fund                              96.64   131.59   158.92   213.69         16.64    51.59   88.92   193.69

      Federal Income Fund                            97.15   133.15   161.56   219.19         17.15    53.15   91.56   199.19

      Global Bond Fund                               99.20   139.39   172.09   240.90         19.20    59.39  102.09   220.90

      Growth Fund                                    97.97   135.65   165.78   227.92         17.97    55.65   95.78   207.92

      International Fund                             98.69   137.83   169.47   235.51         18.69    57.83   99.47   215.51

      Managed Fund                                   95.92   129.40   155.20   205.95         15.92    49.40   85.20   185.95

      New Dimensions Fund-Registered Trademark-      96.23   130.34   156.80   209.28         16.23    50.34   86.80   189.28

      S&P 500 Index Fund                             93.15   120.92   140.78   175.60         13.15    40.92   70.78   155.60

      Small Cap Advantage Fund                      100.43   143.11   178.36   253.73         20.43    63.11  108.36   233.73

      Strategy Aggressive Fund                       96.12   130.03   156.27   208.17         16.12    50.03   86.27   188.17

AIM V.I.

      Capital Appreciation Fund                      96.64   131.59   158.92   213.69         16.64    51.59   88.92   193.69

      Capital Development Fund                      102.38   149.00   188.23   273.72         22.38    69.00  118.23   253.72

American Century VP

      International                                 100.84   144.36   180.45   257.97         20.84    64.36  110.45   237.97

      Value                                          98.48   137.21   168.42   233.35         18.48    57.21   98.42   213.35

Calvert Variable Series, Inc.

      Social Balanced Portfolio                      97.05   132.84   161.03   218.09         17.05    52.84   91.03   198.09

Credit Suisse Warburg Pincus Trust

      Emerging Growth Portfolio                     101.04   144.98   181.49   260.08         21.04    64.98  111.49   240.08

Fidelity VIP

      III Growth & Income Portfolio (Service Class)  95.30   127.52   152.01   199.28         15.30    47.52   82.01   179.28

      III Mid Cap Portfolio (Service Class)          96.84   132.22   159.98   215.89         16.84    52.22   89.98   195.89

      Overseas Portfolio (Service Class)             98.38   136.90   167.89   232.27         18.38    56.90   97.89   212.27

Franklin Templeton VIP Trust

      Franklin Real Estate Fund - Class 2            96.94   132.53   160.51   216.99         16.94    52.53   90.51   196.99

      Franklin Value Securities Fund - Class 2       99.40   140.01   173.14   243.05         19.40    60.01  103.14   223.05

      Templeton International Smaller Companies
      Fund - Class 2                                102.17   148.38   187.20   271.64         22.17    68.38  117.20   251.64

Goldman Sachs VIT

      CORE-SM- Small Cap Equity Fund                 98.48   137.21   168.42   233.35         18.48    57.21   98.42   213.35

      CORE-SM- U.S. Equity Fund                      97.46   134.09   163.15   222.47         17.46    54.09   93.15   202.47

      Mid Cap Value Fund                             98.99   138.76   171.04   238.75         18.99    58.76  101.04   218.75


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   11

You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                  1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Janus Aspen Series

      Aggressive Growth Portfolio: Service Shares  $ 97.66  $134.71  $164.20  $224.66        $17.66   $54.71 $ 94.20  $204.66

      Global Technology Portfolio: Service Shares    97.87   135.34   165.26   226.84         17.87    55.34   95.26   206.84

      International Growth Portfolio: Service Shares 98.07   135.96   166.31   229.01         18.07    55.96   96.31   209.01

Lazard Retirement Series

      International Equity Portfolio                101.04   144.98   181.49   260.08         21.04    64.98  111.49   240.08

MFS-Registered Trademark-

      Investors Growth Stock Series - Service Class
      (previously MFS-Registered Trademark-
        Growth Series)                               99.61   140.63   174.18   245.19         19.61   60.63   104.18   225.19

      New Discovery Series - Service Class          101.15   145.29   182.01   261.14         21.15    65.29  112.01   241.14

Putnam Variable Trust

      Putnam VT International New Opportunities
      Fund - Class IB Shares                        103.20   151.47   192.37   282.03         23.20    71.47  122.37   262.03

      Putnam VT Vista Fund - Class IB Shares         97.66   134.71   164.20   224.66         17.66    54.71   94.20   204.66

Royce Capital Fund

      Micro-Cap Portfolio                           102.07   148.07   186.68   270.59         22.07    68.07  116.68   250.59

Third Avenue

      Value Portfolio                               101.56   146.52   184.09   265.35         21.56    66.52  114.09   245.35

Wanger

      International Small Cap                       102.68   149.93   189.78   276.85         22.68    69.93  119.78   256.85

      U.S. Small Cap                                 98.48   137.21   168.42   233.35         18.48    57.21   98.42   213.35

Wells Fargo VT

      Asset Allocation Fund                          98.48   137.21   168.42   233.35         18.48    57.21   98.42   213.35

      International Equity Fund                      98.48   137.21   168.42   233.35         18.48    57.21   98.42   213.35

      Small Cap Growth Fund                         100.53   143.43   178.88   254.79         20.53    63.43  108.88   234.79


--------------------------------------------------------------------------------
12   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP-Registered Trademark- Variable Portfolio -

      Blue Chip Advantage Fund                      $90.02  $131.87  $156.28  $229.47        $20.02   $61.87 $106.28  $229.47

      Bond Fund                                      88.38   126.90   147.89   212.27         18.38    56.90   97.89   212.27

      Capital Resource Fund                          88.17   126.27   146.84   210.10         18.17    56.27   96.84   210.10

      Cash Management Fund                           87.25   123.47   142.09   200.28         17.25    53.47   92.09   200.28

      Diversified Equity Income Fund                 90.02   131.87   156.28   229.47         20.02    61.87  106.28   229.47

      Emerging Markets Fund                          97.60   154.68   194.34   305.58         27.60    84.68  144.34   305.58

      Equity Select Fund                             91.56   136.52   164.09   245.35         21.56    66.52  114.09   245.35

      Extra Income Fund                              88.69   127.83   149.47   215.51         18.69    57.83   99.47   215.51

      Federal Income Fund                            89.20   129.39   152.09   220.90         19.20    59.39  102.09   220.90

      Global Bond Fund                               91.25   135.60   162.53   242.19         21.25    65.60  112.53   242.19

      Growth Fund                                    90.02   131.87   156.28   229.47         20.02    61.87  106.28   229.47

      International Fund                             90.74   134.05   159.93   236.91         20.74    64.05  109.93   236.91

      Managed Fund                                   87.97   125.65   145.78   207.92         17.97    55.65   95.78   207.92

      New Dimensions Fund-Registered Trademark-      88.28   126.58   147.36   211.18         18.28    56.58   97.36   211.18

      S&P 500 Index Fund                             85.20   117.21   131.48   178.16         15.20    47.21   81.48   178.16

      Small Cap Advantage Fund                       92.48   139.31   168.75   254.77         22.48    69.31  118.75   254.77

      Strategy Aggressive Fund                       88.17   126.27   146.84   210.10         18.17    56.27   96.84   210.10

AIM V.I.

      Capital Appreciation Fund                      88.69   127.83   149.47   215.51         18.69    57.83   99.47   215.51

      Capital Development Fund                       94.43   145.17   178.54   274.37         24.43    75.17  128.54   274.37

American Century VP

      International                                  92.89   140.54   170.82   258.92         22.89    70.54  120.82   258.92

      Value                                          90.53   133.43   158.88   234.79         20.53    63.43  108.88   234.79

Calvert Variable Series, Inc.

      Social Balanced Portfolio                      89.10   129.08   151.57   219.83         19.10    59.08  101.57   219.83

Credit Suisse Warburg Pincus Trust

      Emerging Growth Portfolio                      93.09   141.16   171.85   261.00         23.09    71.16  121.85   261.00

Fidelity VIP

      III Growth & Income Portfolio (Service Class)  87.35   123.78   142.62   201.38         17.35    53.78   92.62   201.38

      III Mid Cap Portfolio (Service Class)          88.89   128.45   150.52   217.67         18.89    58.45  100.52   217.67

      Overseas Portfolio (Service Class)             90.43   133.11   158.36   233.73         20.43    63.11  108.36   233.73

Franklin Templeton VIP Trust

      Franklin Real Estate Fund - Class 2            88.99   128.76   151.04   218.75         18.99    58.76  101.04   218.75

      Franklin Value Securities Fund - Class 2       91.45   136.21   163.57   244.30         21.45    66.21  113.57   244.30

      Templeton International Smaller Companies
      Fund - Class 2                                 94.22   144.55   177.51   272.33         24.22    74.55  127.51   272.33

Goldman Sachs VIT

      CORE-SM- Small Cap Equity Fund                 90.53   133.43   158.88   234.79         20.53    63.43  108.88   234.79

      CORE-SM- U.S. Equity Fund                      89.51   130.32   153.66   224.12         19.51    60.32  103.66   224.12

      Mid Cap Value Fund                             91.04   134.98   161.49   240.08         21.04    64.98  111.49   240.08


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   13

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                  1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Janus Aspen Series

      Aggressive Growth Portfolio: Service Shares   $89.71  $130.94  $154.71  $226.26        $19.71   $60.94 $104.71  $226.26

      Global Technology Portfolio: Service Shares    89.92   131.56   155.75   228.40         19.92    61.56  105.75   228.40

      International Growth Portfolio: Service Shares 90.12   132.18   156.80   230.53         20.12    62.18  106.80   230.53

Lazard Retirement Series

      International Equity Portfolio                 93.09   141.16   171.85   261.00         23.09    71.16  121.85   261.00

MFS-Registered Trademark-

      Investors Growth Stock Series - Service Class
      (previously MFS-Registered Trademark-
        Growth Series)                               91.66   136.83   164.61   246.40         21.66    66.83  114.61   246.40

      New Discovery Series - Service Class           93.20   141.47   172.37   262.03         23.20    71.47  122.37   262.03

Putnam Variable Trust

      Putnam VT International New Opportunities
      Fund - Class IB Shares                         95.25   147.63   182.63   282.52         25.25    77.63  132.63   282.52

      Putnam VT Vista Fund - Class IB Shares         89.71   130.94   154.71   226.26         19.71    60.94  104.71   226.26

Royce Capital Fund

      Micro-Cap Portfolio                            94.12   144.24   177.00   271.30         24.12    74.24  127.00   271.30

Third Avenue

      Value Portfolio                                93.61   142.70   174.43   266.16         23.61    72.70  124.43   266.16

Wanger

      International Small Cap                        94.73   146.09   180.08   277.44         24.73    76.09  130.08   277.44

      U.S. Small Cap                                 90.53   133.43   158.88   234.79         20.53    63.43  108.88   234.79

Wells Fargo VT

      Asset Allocation Fund                          90.53   133.43   158.88   234.79         20.53    63.43  108.88   234.79

      International Equity Fund                      90.53   133.43   158.88   234.79         20.53    63.43  108.88   234.79

      Small Cap Growth Fund                          92.58   139.62   169.27   255.81         22.58    69.62  119.27   255.81


--------------------------------------------------------------------------------
14   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                  1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP-Registered Trademark- Variable Portfolio -

      Blue Chip Advantage Fund                      $87.97  $125.65  $145.78  $207.92        $17.97   $55.65 $ 95.78  $207.92

      Bond Fund                                      86.33   120.65   137.33   190.38         16.33    50.65   87.33   190.38

      Capital Resource Fund                          86.12   120.03   136.27   188.17         16.12    50.03   86.27   188.17

      Cash Management Fund                           85.20   117.21   131.48   178.16         15.20    47.21   81.48   178.16

      Diversified Equity Income Fund                 87.97   125.65   145.78   207.92         17.97    55.65   95.78   207.92

      Emerging Markets Fund                          95.55   148.55   184.17   285.56         25.55    78.55  134.17   285.56

      Equity Select Fund                             89.51   130.32   153.66   224.12         19.51    60.32  103.66   224.12

      Extra Income Fund                              86.64   121.59   138.92   193.69         16.64    51.59   88.92   193.69

      Federal Income Fund                            87.15   123.15   141.56   199.19         17.15    53.15   91.56   199.19

      Global Bond Fund                               89.20   129.39   152.09   220.90         19.20    59.39  102.09   220.90

      Growth Fund                                    87.97   125.65   145.78   207.92         17.97    55.65   95.78   207.92

      International Fund                             88.69   127.83   149.47   215.51         18.69    57.83   99.47   215.51

      Managed Fund                                   85.92   119.40   135.20   185.95         15.92    49.40   85.20   185.95

      New Dimensions Fund-Registered Trademark-      86.23   120.34   136.80   189.28         16.23    50.34   86.80   189.28

      S&P 500 Index Fund                             83.15   110.92   120.78   155.60         13.15    40.92   70.78   155.60

      Small Cap Advantage Fund                       90.43   133.11   158.36   233.73         20.43    63.11  108.36   233.73

      Strategy Aggressive Fund                       86.12   120.03   136.27   188.17         16.12    50.03   86.27   188.17

AIM V.I.

      Capital Appreciation Fund                      86.64   121.59   138.92   193.69         16.64    51.59   88.92   193.69

      Capital Development Fund                       92.38   139.00   168.23   253.72         22.38    69.00  118.23   253.72

American Century VP

      International                                  90.84   134.36   160.45   237.97         20.84    64.36  110.45   237.97

      Value                                          88.48   127.21   148.42   213.35         18.48    57.21   98.42   213.35

Calvert Variable Series, Inc.

      Social Balanced Portfolio                      87.05   122.84   141.03   198.09         17.05    52.84   91.03   198.09

Credit Suisse Warburg Pincus Trust

      Emerging Growth Portfolio                      91.04   134.98   161.49   240.08         21.04    64.98  111.49   240.08

Fidelity VIP

      III Growth & Income Portfolio (Service Class)  85.30   117.52   132.01   179.28         15.30    47.52   82.01   179.28

      III Mid Cap Portfolio (Service Class)          86.84   122.22   139.98   195.89         16.84    52.22   89.98   195.89

      Overseas Portfolio (Service Class)             88.38   126.90   147.89   212.27         18.38    56.90   97.89   212.27

Franklin Templeton VIP Trust

      Franklin Real Estate Fund - Class 2            86.94   122.53   140.51   196.99         16.94    52.53   90.51   196.99

      Franklin Value Securities Fund - Class 2       89.40   130.01   153.14   223.05         19.40    60.01  103.14   223.05

      Templeton International Smaller Companies
      Fund - Class 2                                 92.17   138.38   167.20   251.64         22.17    68.38  117.20   251.64

Goldman Sachs VIT

      CORE-SM- Small Cap Equity Fund                 88.48   127.21   148.42   213.35         18.48    57.21   98.42   213.35

      CORE-SM- U.S. Equity Fund                      87.46   124.09   143.15   202.47         17.46    54.09   93.15   202.47

      Mid Cap Value Fund                             88.99   128.76   151.04   218.75         18.99    58.76  101.04   218.75


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   15

You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...


                                                                                               NO SURRENDER OR SELECTION
                                                        FULL SURRENDER AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                  1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Janus Aspen Series

      Aggressive Growth Portfolio: Service Shares   $87.66  $124.71  $144.20  $204.66        $17.66   $54.71 $ 94.20  $204.66

      Global Technology Portfolio: Service Shares    87.87   125.34   145.26   206.84         17.87    55.34   95.26   206.84

      International Growth Portfolio: Service Shares 88.07   125.96   146.31   209.01         18.07    55.96   96.31   209.01

Lazard Retirement Series

      International Equity Portfolio                 91.04   134.98   161.49   240.08         21.04    64.98  111.49   240.08

MFS-Registered Trademark-

      Investors Growth Stock Series - Service Class
      (previously MFS-Registered Trademark-
        Growth Series)                               89.61   130.63   154.18   225.19         19.61    60.63  104.18   225.19

      New Discovery Series - Service Class           91.15   135.29   162.01   241.14         21.15    65.29  112.01   241.14

Putnam Variable Trust

      Putnam VT International New Opportunities
      Fund - Class IB Shares                         93.20   141.47   172.37   262.03         23.20    71.47  122.37   262.03

      Putnam VT Vista Fund - Class IB Shares         87.66   124.71   144.20   204.66         17.66    54.71   94.20   204.66

Royce Capital Fund

      Micro-Cap Portfolio                            92.07   138.07   166.68   250.59         22.07    68.07  116.68   250.59

Third Avenue

      Value Portfolio                                91.56   136.52   164.09   245.35         21.56    66.52  114.09   245.35

Wanger

      International Small Cap                        92.68   139.93   169.78   256.85         22.68    69.93  119.78   256.85

      U.S. Small Cap                                 88.48   127.21   148.42   213.35         18.48    57.21   98.42   213.35

Wells Fargo VT

      Asset Allocation Fund                          88.48   127.21   148.42   213.35         18.48    57.21   98.42   213.35

      International Equity Fund                      88.48   127.21   148.42   213.35         18.48    57.21   98.42   213.35

      Small Cap Growth Fund                          90.53   133.43   158.88   234.79         20.53    63.43  108.88   234.79

* In these examples, the $30 contract administrative charge is approximated as a 0.053% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

+    The ten-year surrender charge schedule is not available in Oregon.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------
16   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.


YEAR ENDED DEC. 31,                                                                                           2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BLUE
CHIP ADVANTAGE FUND)

Accumulation unit value at beginning of period                                                                   $1.11   $1.00

Accumulation unit value at end of period                                                                         $0.98   $1.11

Number of accumulation units outstanding at end of period (000 omitted)                                         43,161   8,145

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BLUE
CHIP ADVANTAGE FUND)

Accumulation unit value at beginning of period                                                                   $1.11   $1.00

Accumulation unit value at end of period                                                                         $0.99   $1.11

Number of accumulation units outstanding at end of period (000 omitted)                                         32,624   7,503

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BD1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BOND
FUND)

Accumulation unit value at beginning of period                                                                   $1.01   $1.00

Accumulation unit value at end of period                                                                         $1.06   $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                         43,920  11,675

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BD2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - BOND
FUND)

Accumulation unit value at beginning of period                                                                   $1.01   $1.00

Accumulation unit value at end of period                                                                         $1.06   $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                         30,783   7,186

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CR1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period                                                                   $1.14   $1.00

Accumulation unit value at end of period                                                                         $0.93   $1.14

Number of accumulation units outstanding at end of period (000 omitted)                                         22,159   3,227

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CR2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period                                                                   $1.14   $1.00

Accumulation unit value at end of period                                                                         $0.93   $1.14

Number of accumulation units outstanding at end of period (000 omitted)                                         24,003   5,333

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CM1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND)

Accumulation unit value at beginning of period                                                                   $1.01   $1.00

Accumulation unit value at end of period                                                                         $1.06   $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                        203,922  87,424

Ratio of operating expense to average net assets                                                                  0.95%   0.95%

Simple yield(2)                                                                                                   4.96%   5.03%

Compound yield(2)                                                                                                 5.08%   5.16%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CM2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND)

Accumulation unit value at beginning of period                                                                   $1.01   $1.00

Accumulation unit value at end of period                                                                         $1.06   $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                        171,785  65,522

Ratio of operating expense to average net assets                                                                  0.75%   0.75%

Simple yield(2)                                                                                                   5.16%   5.26%

Compound yield(1)                                                                                                 5.29%   5.40%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DE1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
DIVERSIFIED EQUITY INCOME FUND)

Accumulation unit value at beginning of period                                                                   $1.03   $1.00

Accumulation unit value at end of period                                                                         $1.01   $1.03

Number of accumulation units outstanding at end of period (000 omitted)                                         14,227   3,441

Ratio of operating expense to average net assets                                                                  0.95%   0.95%


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   17


YEAR ENDED DEC. 31,                                                                                           2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DE2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
DIVERSIFIED EQUITY INCOME FUND)

Accumulation unit value at beginning of period                                                                   $1.03   $1.00

Accumulation unit value at end of period                                                                         $1.01   $1.03

Number of accumulation units outstanding at end of period (000 omitted)                                         12,124   3,149

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EM1(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
EMERGING MARKETS FUND)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.74   --

Number of accumulation units outstanding at end of period (000 omitted)                                            693   --

Ratio of operating expense to average net assets                                                                  0.95%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EM2(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
EMERGING MARKETS FUND)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.74   --

Number of accumulation units outstanding at end of period (000 omitted)                                            906   --

Ratio of operating expense to average net assets                                                                  0.75%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EI1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA
INCOME FUND)

Accumulation unit value at beginning of period                                                                   $1.01   $1.00

Accumulation unit value at end of period                                                                         $0.91   $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                         52,655  10,137

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EI2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - EXTRA
INCOME FUND)

Accumulation unit value at beginning of period                                                                   $1.01   $1.00

Accumulation unit value at end of period                                                                         $0.91   $1.01

Number of accumulation units outstanding at end of period (000 omitted)                                         31,722   7,774

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FI1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
FEDERAL INCOME FUND)

Accumulation unit value at beginning of period                                                                   $1.00   $1.00

Accumulation unit value at end of period                                                                         $1.08   $1.00

Number of accumulation units outstanding at end of period (000 omitted)                                         24,654  12,796

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FI2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
FEDERAL INCOME FUND)

Accumulation unit value at beginning of period                                                                   $1.00   $1.00

Accumulation unit value at end of period                                                                         $1.08   $1.00

Number of accumulation units outstanding at end of period (000 omitted)                                         16,258  11,135

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GB1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GLOBAL
BOND FUND)

Accumulation unit value at beginning of period                                                                   $1.00   $1.00

Accumulation unit value at end of period                                                                         $1.02   $1.00

Number of accumulation units outstanding at end of period (000 omitted)                                         14,137   2,368

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GB2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GLOBAL
BOND FUND)

Accumulation unit value at beginning of period                                                                   $1.00   $1.00

Accumulation unit value at end of period                                                                         $1.03   $1.00

Number of accumulation units outstanding at end of period (000 omitted)                                          8,968   1,552

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GROWTH
FUND)

Accumulation unit value at beginning of period                                                                   $1.18   $1.00

Accumulation unit value at end of period                                                                         $0.94   $1.18

Number of accumulation units outstanding at end of period (000 omitted)                                        106,410  13,813

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - GROWTH
FUND)

Accumulation unit value at beginning of period                                                                   $1.18   $1.00

Accumulation unit value at end of period                                                                         $0.95   $1.18

Number of accumulation units outstanding at end of period (000 omitted)                                         97,754  16,891

Ratio of operating expense to average net assets                                                                  0.75%   0.75%


--------------------------------------------------------------------------------
18   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY


YEAR ENDED DEC. 31,                                                                                           2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IE1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
INTERNATIONAL FUND)

Accumulation unit value at beginning of period                                                                   $1.27   $1.00

Accumulation unit value at end of period                                                                         $0.95   $1.27

Number of accumulation units outstanding at end of period (000 omitted)                                         15,670   2,173

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IE2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
INTERNATIONAL FUND)

Accumulation unit value at beginning of period                                                                   $1.27   $1.00

Accumulation unit value at end of period                                                                         $0.95   $1.27

Number of accumulation units outstanding at end of period (000 omitted)                                         13,967   2,575

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT MF1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
MANAGED FUND)

Accumulation unit value at beginning of period                                                                   $1.09   $1.00

Accumulation unit value at end of period                                                                         $1.05   $1.09

Number of accumulation units outstanding at end of period (000 omitted)                                         39,810   6,539

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT MF2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
MANAGED FUND)

Accumulation unit value at beginning of period                                                                   $1.09   $1.00

Accumulation unit value at end of period                                                                         $1.05   $1.09

Number of accumulation units outstanding at end of period (000 omitted)                                         28,348   5,220

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ND1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - NEW
DIMENSIONS FUND-Registered Trademark-)

Accumulation unit value at beginning of period                                                                   $1.19   $1.00

Accumulation unit value at end of period                                                                         $1.07   $1.19

Number of accumulation units outstanding at end of period (000 omitted)                                        219,316  32,483

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ND2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - NEW
DIMENSIONS FUND-Registered Trademark-)

Accumulation unit value at beginning of period                                                                   $1.19   $1.00

Accumulation unit value at end of period                                                                         $1.07   $1.19

Number of accumulation units outstanding at end of period (000 omitted)                                        177,036  31,537

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IV1(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE
PORTFOLIO - S&P 500 Index Fund)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.91   --

Number of accumulation units outstanding at end of period (000 omitted)                                         14,084   --

Ratio of operating expense to average net assets                                                                  0.95%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IV2(3) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE
PORTFOLIO - S&P 500 Index Fund)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.91   --

Number of accumulation units outstanding at end of period (000 omitted)                                          9,812   --

Ratio of operating expense to average net assets                                                                  0.75%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SC1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - SMALL
CAP ADVANTAGE FUND)

Accumulation unit value at beginning of period                                                                   $1.12   $1.00

Accumulation unit value at end of period                                                                         $1.16   $1.12

Number of accumulation units outstanding at end of period (000 omitted)                                         16,349   3,029

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SC2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO - SMALL
CAP ADVANTAGE FUND)

Accumulation unit value at beginning of period                                                                   $1.12   $1.00

Accumulation unit value at end of period                                                                         $1.16   $1.12

Number of accumulation units outstanding at end of period (000 omitted)                                         14,830   2,970

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SA1(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
STRATEGY AGGRESSIVE FUND)

Accumulation unit value at beginning of period                                                                   $1.51   $1.00

Accumulation unit value at end of period                                                                         $1.21   $1.51

Number of accumulation units outstanding at end of period (000 omitted)                                         58,414   3,901

Ratio of operating expense to average net assets                                                                  0.95%   0.95%


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   19


YEAR ENDED DEC. 31,                                                                                           2000     1999
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT SA2(1) (INVESTING IN SHARES OF AXP-Registered Trademark- VARIABLE PORTFOLIO -
STRATEGY AGGRESSIVE FUND)

Accumulation unit value at beginning of period                                                                   $1.51   $1.00

Accumulation unit value at end of period                                                                         $1.22   $1.51

Number of accumulation units outstanding at end of period (000 omitted)                                         46,978   4,470

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1CA(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)

Accumulation unit value at beginning of period                                                                   $1.31   $1.00

Accumulation unit value at end of period                                                                         $1.16   $1.31

Number of accumulation units outstanding at end of period (000 omitted)                                         46,419   5,160

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2CA(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)

Accumulation unit value at beginning of period                                                                   $1.31   $1.00

Accumulation unit value at end of period                                                                         $1.16   $1.31

Number of accumulation units outstanding at end of period (000 omitted)                                         37,379   4,337

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1CD(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)

Accumulation unit value at beginning of period                                                                   $1.26   $1.00

Accumulation unit value at end of period                                                                         $1.37   $1.26

Number of accumulation units outstanding at end of period (000 omitted)                                         19,878   1,892

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2CD(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)

Accumulation unit value at beginning of period                                                                   $1.26   $1.00

Accumulation unit value at end of period                                                                         $1.37   $1.26

Number of accumulation units outstanding at end of period (000 omitted)                                         16,977   1,678

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1IF(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP INTERNATIONAL)

Accumulation unit value at beginning of period                                                                   $1.44   $1.00

Accumulation unit value at end of period                                                                         $1.18   $1.44

Number of accumulation units outstanding at end of period (000 omitted)                                         20,591   2,094

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2IF(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP INTERNATIONAL)

Accumulation unit value at beginning of period                                                                   $1.44   $1.00

Accumulation unit value at end of period                                                                         $1.19   $1.44

Number of accumulation units outstanding at end of period (000 omitted)                                         15,533   1,791

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1VA(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)

Accumulation unit value at beginning of period                                                                   $0.92   $1.00

Accumulation unit value at end of period                                                                         $1.08   $0.92

Number of accumulation units outstanding at end of period (000 omitted)                                         21,041   4,775

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2VA(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)

Accumulation unit value at beginning of period                                                                   $0.92   $1.00

Accumulation unit value at end of period                                                                         $1.08   $0.92

Number of accumulation units outstanding at end of period (000 omitted)                                         14,536   3,657

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED
PORTFOLIO)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.96   --

Number of accumulation units outstanding at end of period (000 omitted)                                          1,693   --

Ratio of operating expense to average net assets                                                                  0.95%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED
PORTFOLIO)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.96   --

Number of accumulation units outstanding at end of period (000 omitted)                                          1,283   --

Ratio of operating expense to average net assets                                                                  0.75%  --


--------------------------------------------------------------------------------
20   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY


YEAR ENDED DEC. 31,                                                                                           2000     1999
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT 1EG(4) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING GROWTH
PORTFOLIO)

Accumulation unit value at beginning of period                                                                   $1.32   $1.00

Accumulation unit value at end of period                                                                         $1.28   $1.32

Number of accumulation units outstanding at end of period (000 omitted)                                         22,624   2,872

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2EG(4) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING GROWTH
PORTFOLIO)

Accumulation unit value at beginning of period                                                                   $1.32   $1.00

Accumulation unit value at end of period                                                                         $1.29   $1.32

Number of accumulation units outstanding at end of period (000 omitted)                                         17,825   1,838

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1GI(1) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & INCOME PORTFOLIO (SERVICE
CLASS))

Accumulation unit value at beginning of period                                                                   $1.04   $1.00

Accumulation unit value at end of period                                                                         $1.00   $1.04

Number of accumulation units outstanding at end of period (000 omitted)                                         77,558  18,137

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2GI(1) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & INCOME PORTFOLIO (SERVICE
CLASS))

Accumulation unit value at beginning of period                                                                   $1.05   $1.00

Accumulation unit value at end of period                                                                         $1.00   $1.05

Number of accumulation units outstanding at end of period (000 omitted)                                         63,414  15,603

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1MP(1) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                                                                   $1.24   $1.00

Accumulation unit value at end of period                                                                         $1.64   $1.24

Number of accumulation units outstanding at end of period (000 omitted)                                         48,251   6,945

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2MP(1) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                                                                   $1.24   $1.00

Accumulation unit value at end of period                                                                         $1.65   $1.24

Number of accumulation units outstanding at end of period (000 omitted)                                         38,193   5,709

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1OS(1) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                                                                   $1.23   $1.00

Accumulation unit value at end of period                                                                         $0.98   $1.23

Number of accumulation units outstanding at end of period (000 omitted)                                         22,910   3,612

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2OS(1) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))

Accumulation unit value at beginning of period                                                                   $1.23   $1.00

Accumulation unit value at end of period                                                                         $0.98   $1.23

Number of accumulation units outstanding at end of period (000 omitted)                                         18,802   3,421

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
CLASS 2)

Accumulation unit value at beginning of period                                                                   $0.96   $1.00

Accumulation unit value at end of period                                                                         $1.25   $0.96

Number of accumulation units outstanding at end of period (000 omitted)                                          6,181     683

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
CLASS 2)

Accumulation unit value at beginning of period                                                                   $0.96   $1.00

Accumulation unit value at end of period                                                                         $1.25   $0.96

Number of accumulation units outstanding at end of period (000 omitted)                                          6,879     885

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN VALUE SECURITIES FUND
- CLASS 2)

Accumulation unit value at beginning of period                                                                   $0.96   $1.00

Accumulation unit value at end of period                                                                         $1.19   $0.96

Number of accumulation units outstanding at end of period (000 omitted)                                          2,897     590

Ratio of operating expense to average net assets                                                                  0.95%   0.95%


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   21


YEAR ENDED DEC. 31,                                                                                           2000     1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN VALUE SECURITIES FUND
- CLASS 2)

Accumulation unit value at beginning of period                                                                   $0.96   $1.00

Accumulation unit value at end of period                                                                         $1.19   $0.96

Number of accumulation units outstanding at end of period (000 omitted)                                          2,846     586

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1IS(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
- CLASS 2)

Accumulation unit value at beginning of period                                                                   $1.02   $1.00

Accumulation unit value at end of period                                                                         $0.99   $1.02

Number of accumulation units outstanding at end of period (000 omitted)                                          5,682   1,053

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2IS(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
- CLASS 2)

Accumulation unit value at beginning of period                                                                   $1.02   $1.00

Accumulation unit value at end of period                                                                         $1.00   $1.02

Number of accumulation units outstanding at end of period (000 omitted)                                          3,340     897

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- SMALL CAP EQUITY FUND)

Accumulation unit value at beginning of period                                                                   $1.13   $1.00

Accumulation unit value at end of period                                                                         $1.14   $1.13

Number of accumulation units outstanding at end of period (000 omitted)                                         14,809   2,665

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2SE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- SMALL CAP EQUITY FUND)

Accumulation unit value at beginning of period                                                                   $1.13   $1.00

Accumulation unit value at end of period                                                                         $1.14   $1.13

Number of accumulation units outstanding at end of period (000 omitted)                                         10,252   1,876

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND)

Accumulation unit value at beginning of period                                                                   $1.10   $1.00

Accumulation unit value at end of period                                                                         $0.99   $1.10

Number of accumulation units outstanding at end of period (000 omitted)                                         55,239   9,951

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND)

Accumulation unit value at beginning of period                                                                   $1.10   $1.00

Accumulation unit value at end of period                                                                         $0.99   $1.10

Number of accumulation units outstanding at end of period (000 omitted)                                         42,626   8,981

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)

Accumulation unit value at beginning of period                                                                   $0.95   $1.00

Accumulation unit value at end of period                                                                         $1.23   $0.95

Number of accumulation units outstanding at end of period (000 omitted)                                         10,265   2,023

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)

Accumulation unit value at beginning of period                                                                   $0.95   $1.00

Accumulation unit value at end of period                                                                         $1.23   $0.95

Number of accumulation units outstanding at end of period (000 omitted)                                          7,622   1,634

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1AG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO:
SERVICE SHARES)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.70   --

Number of accumulation units outstanding at end of period (000 omitted)                                         33,689   --

Ratio of operating expense to average net assets                                                                  0.95%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2AG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO:
SERVICE SHARES)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.70   --

Number of accumulation units outstanding at end of period (000 omitted)                                         29,626   --

Ratio of operating expense to average net assets                                                                  0.75%  --


--------------------------------------------------------------------------------
22   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY


YEAR ENDED DEC. 31,                                                                                           2000      1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
SERVICE SHARES)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.68   --

Number of accumulation units outstanding at end of period (000 omitted)                                         22,949   --

Ratio of operating expense to average net assets                                                                  0.95%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
SERVICE SHARES)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.68   --

Number of accumulation units outstanding at end of period (000 omitted)                                         20,288   --

Ratio of operating expense to average net assets                                                                  0.75%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
SERVICE SHARES)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.80   --

Number of accumulation units outstanding at end of period (000 omitted)                                         29,251   --

Ratio of operating expense to average net assets                                                                  0.95%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO:
SERVICE SHARES)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.80   --

Number of accumulation units outstanding at end of period (000 omitted)                                         25,763   --

Ratio of operating expense to average net assets                                                                  0.75%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                                                                   $1.07   $1.00

Accumulation unit value at end of period                                                                         $0.96   $1.07

Number of accumulation units outstanding at end of period (000 omitted)                                         10,774   2,504

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)

Accumulation unit value at beginning of period                                                                   $1.07   $1.00

Accumulation unit value at end of period                                                                         $0.96   $1.07

Number of accumulation units outstanding at end of period (000 omitted)                                          7,958   1,981

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1MG(3) (INVESTING IN SHARES OF MFS-Registered Trademark- INVESTORS GROWTH STOCK
SERIES - SERVICE CLASS (PREVIOUSLY MFS-Registered Trademark- GROWTH SERIES))

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.90   --

Number of accumulation units outstanding at end of period (000 omitted)                                         21,973   --

Ratio of operating expense to average net assets                                                                  0.95%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2MG(3) (INVESTING IN SHARES OF MFS-Registered Trademark- INVESTORS GROWTH STOCK
SERIES - SERVICE CLASS (PREVIOUSLY MFS-Registered Trademark- GROWTH SERIES))

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.91   --

Number of accumulation units outstanding at end of period (000 omitted)                                         19,521   --

Ratio of operating expense to average net assets                                                                  0.75%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1MD(3) (INVESTING IN SHARES OF MFS-Registered Trademark- NEW DISCOVERY SERIES -
SERVICE CLASS)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.96   --

Number of accumulation units outstanding at end of period (000 omitted)                                         15,060   --

Ratio of operating expense to average net assets                                                                  0.95%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2MD(3) (INVESTING IN SHARES OF MFS-Registered Trademark- NEW DISCOVERY SERIES -
SERVICE CLASS)

Accumulation unit value at beginning of period                                                                   $1.00   --

Accumulation unit value at end of period                                                                         $0.96   --

Number of accumulation units outstanding at end of period (000 omitted)                                         12,308   --

Ratio of operating expense to average net assets                                                                  0.75%  --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1IN(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -
CLASS IB SHARES)

Accumulation unit value at beginning of period                                                                   $1.51   $1.00

Accumulation unit value at end of period                                                                         $0.92   $1.51

Number of accumulation units outstanding at end of period (000 omitted)                                         80,679   8,200

Ratio of operating expense to average net assets                                                                  0.95%   0.95%


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   23


YEAR ENDED DEC. 31,                                                                                           2000      1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2IN(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -
CLASS IB SHARES)

Accumulation unit value at beginning of period                                                                   $1.51   $1.00

Accumulation unit value at end of period                                                                         $0.92   $1.51

Number of accumulation units outstanding at end of period (000 omitted)                                         62,964   6,079

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB
SHARES)

Accumulation unit value at beginning of period                                                                   $1.36   $1.00

Accumulation unit value at end of period                                                                         $1.29   $1.36

Number of accumulation units outstanding at end of period (000 omitted)                                         68,407   7,245

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB
SHARES)

Accumulation unit value at beginning of period                                                                   $1.36   $1.00

Accumulation unit value at end of period                                                                         $1.29   $1.36

Number of accumulation units outstanding at end of period (000 omitted)                                         49,764   5,084

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1MI(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)

Accumulation unit value at beginning of period                                                                   $1.15   $1.00

Accumulation unit value at end of period                                                                         $1.35   $1.15

Number of accumulation units outstanding at end of period (000 omitted)                                         11,880   1,886

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2MI(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)

Accumulation unit value at beginning of period                                                                   $1.15   $1.00

Accumulation unit value at end of period                                                                         $1.36   $1.15

Number of accumulation units outstanding at end of period (000 omitted)                                          8,005   1,228

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SV(4) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)

Accumulation unit value at beginning of period                                                                   $1.08   $1.00

Accumulation unit value at end of period                                                                         $1.50   $1.08

Number of accumulation units outstanding at end of period (000 omitted)                                         11,524   2,043

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2SV(4) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)

Accumulation unit value at beginning of period                                                                   $1.08   $1.00

Accumulation unit value at end of period                                                                         $1.51   $1.08

Number of accumulation units outstanding at end of period (000 omitted)                                          8,231   1,873

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)

Accumulation unit value at beginning of period                                                                   $1.51   $1.00

Accumulation unit value at end of period                                                                         $1.08   $1.51

Number of accumulation units outstanding at end of period (000 omitted)                                         21,844   1,343

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)

Accumulation unit value at beginning of period                                                                   $1.51   $1.00

Accumulation unit value at end of period                                                                         $1.08   $1.51

Number of accumulation units outstanding at end of period (000 omitted)                                         18,245   1,234

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 1SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)

Accumulation unit value at beginning of period                                                                   $1.15   $1.00

Accumulation unit value at end of period                                                                         $1.05   $1.15

Number of accumulation units outstanding at end of period (000 omitted)                                         29,881   2,723

Ratio of operating expense to average net assets                                                                  0.95%   0.95%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 2SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)

Accumulation unit value at beginning of period                                                                   $1.15   $1.00

Accumulation unit value at end of period                                                                         $1.05   $1.15

Number of accumulation units outstanding at end of period (000 omitted)                                         23,813   2,476

Ratio of operating expense to average net assets                                                                  0.75%   0.75%
---------------------------------------------------------------------------------------------------------------------------------
(1)  Operations commenced on Sept. 15, 1999.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3)  Operations commenced on May 1, 2000.

(4)  Operations commenced on Sept. 21, 1999.



--------------------------------------------------------------------------------
24   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and do not have any assets.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-  contract administrative charge,

-  mortality and expense risk fee, and

-  surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance.

Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   25

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

------------------- ---------------------------------- ---------------------------------- ----------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES
------------------- ---------------------------------- ---------------------------------- ----------------------------------

BC1                 AXP-Registered Trademark-          Objective: long-term total         IDS Life, investment manager;
BC2                 Variable Portfolio - Blue Chip     return exceeding that of the       American Express Financial
                    Advantage Fund                     U.S. stock market. Invests         Corporation (AEFC), investment
                                                       primarily in common stocks of      advisor.
                                                       companies included in the
                                                       unmanaged S&P 500 Index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
BD1                 AXP-Registered Trademark-          Objective: high level of current   IDS Life, investment manager;
BD2                 Variable Portfolio - Bond Fund     income while conserving the        AEFC, investment advisor.
                                                       value of the investment
                                                       and continuing a high
                                                       level of income for the
                                                       longest time period.
                                                       Invests primarily in
                                                       bonds and other debt
                                                       obligations.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
CR1                 AXP-Registered Trademark-          Objective: capital appreciation.   IDS Life, investment manager;
CR2                 Variable Portfolio - Capital       Invests primarily in U.S. common   AEFC, investment advisor.
                    Resource Fund                      stocks and other securities
                                                       convertible into common stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
CM1                 AXP-Registered Trademark-          Objective: maximum current         IDS Life, investment manager;
CM2                 Variable Portfolio - Cash          income consistent with liquidity   AEFC, investment advisor.
                    Management Fund                    and stability of principal.
                                                       Invests in money market
                                                       securities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
DE1                 AXP-Registered Trademark-          Objective: a high level of         IDS Life, investment manager;
DE2                 Variable Portfolio - Diversified   current income and, as a           AEFC, investment advisor.
                    Equity Income Fund                 secondary goal, steady growth of
                                                       capital. Invests primarily in
                                                       dividend-paying common and
                                                       preferred stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
EM1                 AXP-Registered Trademark-          Objective: long-term capital       IDS Life, investment manager;
EM2                 Variable Portfolio - Emerging      growth. Invests primarily in       AEFC, investment advisor;
                    Markets Fund                       equity securities of companies     American Express Asset
                                                       in emerging markets.               Management International, Inc.,
                                                                                          a wholly-owned subsidiary of
                                                                                          AEFC, is the sub-investment
                                                                                          advisor.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
ES7                 AXP-Registered Trademark-          Objective: growth of capital.      IDS Life, investment manager;
ES8                 Variable Portfolio - Equity        Invests primarily in growth of     AEFC, investment advisor.
                    Select Fund                        medium-sized companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
EI1                 AXP-Registered Trademark-          Objective: high current income,    IDS Life, investment manager;
EI2                 Variable Portfolio -               with capital growth as a           AEFC, investment advisor.
                    Extra Income Fund                  secondary objective. Invests
                                                       primarily in high-yielding,
                                                       high-risk corporate bonds issued
                                                       by U.S. and foreign companies
                                                       and governments.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
FI1                 AXP-Registered Trademark-          Objective: a high level of         IDS Life, investment manager;
FI2                 Variable Portfolio - Federal       current income and safety of       AEFC, investment advisor.
                    Income Fund                        principal consistent with an
                                                       investment in U.S. government
                                                       and government agency
                                                       securities. Invests primarily in
                                                       debt obligations issued or
                                                       guaranteed as to principal and
                                                       interest by the U.S. government,
                                                       its agencies or
                                                       instrumentalities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
GB1                 AXP-Registered Trademark-          Objective: high total return       IDS Life, investment manager;
GB2                 Variable Portfolio - Global Bond   through income and growth of       AEFC, investment advisor.
                    Fund                               capital. Non-diversified mutual
                                                       fund that invests primarily in
                                                       debt obligations of U.S. and
                                                       foreign issuers.
------------------- ---------------------------------- ---------------------------------- ----------------------------------



--------------------------------------------------------------------------------
26   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

------------------- ---------------------------------- ---------------------------------- ----------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES
------------------- ---------------------------------- ---------------------------------- ----------------------------------

GR1                 AXP-Registered Trademark-          Objective: long-term capital       IDS Life, investment manager;
GR2                 Variable Portfolio - Growth Fund   growth. Invests primarily in       AEFC, investment advisor.
                                                       common stocks and
                                                       securities convertible
                                                       into common stocks that
                                                       appear to offer growth
                                                       opportunities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
IE1                 AXP-Registered Trademark-          Objective: capital appreciation.   IDS Life, investment manager;
IE2                 Variable Portfolio -               Invests primarily in common        AEFC, investment advisor.
                    International Fund                 stocks or convertible securities   American Express Asset
                                                       of foreign issuers that offer      Management International, Inc.,
                                                       growth potential.                  a wholly-owned subsidiary of
                                                                                          AEFC, is the sub-investment
                                                                                          advisor.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
MF1                 AXP-Registered Trademark-          Objective: maximum total           IDS Life, investment manager;
MF2                 Variable Portfolio - Managed Fund  investment return through a        AEFC, investment advisor.
                                                       combination of capital
                                                       growth and current
                                                       income. Invests primarily
                                                       in a combination of
                                                       common and preferred
                                                       stocks, convertible
                                                       securities, bonds and
                                                       other debt securities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
ND1                 AXP Variable Portfolio - New       Objective: long-term growth of     IDS Life, investment manager;
ND2                 Dimensions Fund-Registered         capital. Invests primarily in      AEFC, investment advisor.
                    Trademark-                         common stocks of U.S. and
                                                       foreign companies showing
                                                       potential for significant growth.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
IV1                 AXP-Registered Trademark-          Objective: long-term capital       IDS Life, investment manager;
IV2                 Variable Portfolio - S&P 500       appreciation. Invests primarily    AEFC, investment advisor.
                    Index Fund                         in securities that are expected
                                                       to provide investment results
                                                       that correspond to the
                                                       performance of the S&P 500 Index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
SC1                 AXP-Registered Trademark-          Objective: long-term capital       IDS Life, investment manager;
SC2                 Variable Portfolio - Small Cap     growth. Invests primarily in       AEFC, investment advisor; Kenwood
                    Advantage Fund                     equity stocks of small companies   Capital Management LLC, sub-investment
                                                       that are often included            advisor
                                                       in the S&P SmallCap 600
                                                       Index or the Russell 2000
                                                       Index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
SA1                 AXP-Registered Trademark-          Objective: capital appreciation.   IDS Life, investment manager;
SA2                 Variable Portfolio - Strategy      Invests primarily in common        AEFC, investment advisor.
                    Aggressive Fund                    stocks of small- and medium-size
                                                       companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1CA                 AIM V.I. Capital Appreciation      Objective: growth of capital.      A I M Advisors, Inc.
2CA                 Fund                               Invests principally in common
                                                       stocks of companies likely to
                                                       benefit from new or innovative
                                                       products, services or processes
                                                       as well as those with
                                                       above-average growth and
                                                       excellent prospects for future
                                                       growth.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1CD                 AIM V.I. Capital Development Fund  Objective: long term growth of     A I M Advisors, Inc.
2CD                                                    capital. Invests primarily in
                                                       securities (including common
                                                       stocks, convertible securities
                                                       and bonds) of small- and
                                                       medium-sized companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1IF                 American Century VP International  Objective: long term capital       American Century Investment
2IF                                                    growth. Invests primarily in       Management, Inc.
                                                       stocks of growing foreign
                                                       companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1VA                 American Century VP Value          Objective: long-term capital       American Century Investment
2VA                                                    growth, with income as a           Management, Inc.
                                                       secondary objective. Invests
                                                       primarily in stocks of companies
                                                       that management believes to be
                                                       undervalued at the time of
                                                       purchase.
------------------- ---------------------------------- ---------------------------------- ----------------------------------



--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   27

------------------- ---------------------------------- ---------------------------------- ----------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES
------------------- ---------------------------------- ---------------------------------- ----------------------------------

1SR                 Calvert Variable Series, Inc.      Objective: income and capital      Calvert Asset Management
2SR                 Social Balanced Portfolio          growth. Invests primarily in       Company, Inc. (CAMCO),
                                                       stocks, bonds and money market     investment advisor. NCM Capital
                                                       instruments which offer income     Management Group, Inc. is the
                                                       and capital growth opportunity     investment subadvisor.
                                                       and which satisfy the investment
                                                       and social criteria.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1EG                 Credit Suisse Warburg Pincus       Objective: maximum capital         Credit Suisse Asset Management,
2EG                 Trust - Emerging Growth            appreciation. Invests in U.S.      LLC.
                    Portfolio (previously Warburg      equity securities of
                    Pincus Trust - Emerging Growth     emerging-growth companies with
                    Portfolio)                         growth characteristics such as
                                                       positive earnings and potential
                                                       for accelerated growth.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1GI                 Fidelity VIP III Growth & Income   Objective: high total return       Fidelity Management & Research
2GI                 Portfolio (Service Class)          through a combination of current   Company (FMR), investment
                                                       income and capital appreciation.   manager; FMR U.K. and FMR Far
                                                       Invests primarily in common        East, sub-investment advisors.
                                                       stocks with a focus on those
                                                       that pay current dividends and
                                                       show potential for capital
                                                       appreciation.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1MP                 Fidelity VIP III Mid Cap           Objective: long-term growth of     FMR, investment manager; FMR
2MP                 Portfolio (Service Class)          capital. Invests primarily in      U.K. and FMR Far East,
                                                       medium market capitalization       sub-investment advisors.
                                                       common stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1OS                 Fidelity VIP Overseas Portfolio    Objective: long-term growth of     FMR, investment manager; FMR
2OS                 (Service Class)                    capital. Invests primarily in      U.K., FMR Far East, Fidelity
                                                       common stocks of foreign           International Investment
                                                       securities.                        Advisors (FIIA) and FIIA U.K.,
                                                                                          sub-investment advisors.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1RE                 FTVIPT Franklin Real Estate Fund   Objective: capital appreciation    Franklin Advisers, Inc.
2RE                 - Class 2                          with a secondary goal to earn
                                                       current income. Invests
                                                       primarily in equity
                                                       securities of companies
                                                       operating in the real
                                                       estate industry,
                                                       primarily equity real
                                                       estate investment trusts
                                                       (REITS).
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1SI                 FTVIPT Franklin Value Securities   Objective: long-term total         Franklin Advisory Services, LLC
2SI                 Fund - Class 2                     return. Invests primarily in
                                                       equity securities of
                                                       companies the manager
                                                       believes are selling
                                                       substantially below the
                                                       underlying value of their
                                                       assets or their private
                                                       market value.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1IS                 FTVIPT Templeton International     Objective: long-term capital       Templeton Investment Counsel, LLC
2IS                 Smaller Companies Fund - Class 2   appreciation. Invests primarily
                                                       in equity securities of smaller
                                                       companies located outside the
                                                       U.S., including those in
                                                       emerging markets.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1SE                 Goldman Sachs VIT CORE-SM- Small   Objective: seeks long-term         Goldman Sachs Asset Management
2SE                 Cap Equity Fund                    growth of capital. Invests
                                                       primarily in a broadly
                                                       diversified portfolio of equity
                                                       securities of U.S. issuers which
                                                       are included in the Russell 2000
                                                       Index at the time of investment.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1UE                 Goldman Sachs VIT CORE-SM- U.S.    Objective: seeks long-term         Goldman Sachs Asset Management
2UE                 Equity Fund                        growth of capital and dividend
                                                       income. Invests primarily in a
                                                       broadly diversified portfolio of
                                                       large-cap and blue chip equity
                                                       securities representing all
                                                       major sectors of the U.S.
                                                       economy.
------------------- ---------------------------------- ---------------------------------- ----------------------------------



--------------------------------------------------------------------------------
28   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

------------------- ---------------------------------- ---------------------------------- ----------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES
------------------- ---------------------------------- ---------------------------------- ----------------------------------

1MC                 Goldman Sachs VIT Mid Cap Value    Objective: seeks long-term         Goldman Sachs Asset Management
2MC                 Fund                               capital appreciation. Invests
                                                       primarily in
                                                       mid-capitalization
                                                       companies within the
                                                       range of the market
                                                       capitalization of
                                                       companies constituting
                                                       the Russell Midcap Value
                                                       index at the time of
                                                       investment.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1AG                 Janus Aspen Series Aggressive      Objective: long-term growth of     Janus Capital
2AG                 Growth Portfolio: Service Shares   capital. Non-diversified mutual
                                                       fund that primarily
                                                       invests in common stocks
                                                       selected for their growth
                                                       potential and normally
                                                       invests at least 50% of
                                                       its equity assets in
                                                       medium-sized companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1GT                 Janus Aspen Series Global          Objective: long-term growth of     Janus Capital
2GT                 Technology Portfolio: Service      capital. Non-diversified mutual
                    Shares                             fund that invests primarily in
                                                       equity securities of U.S.
                                                       and foreign companies
                                                       selected for their growth
                                                       potential. Normally
                                                       invests at least 65% of
                                                       assets in securities of
                                                       companies that the
                                                       manager believes will
                                                       benefit significantly
                                                       from advancements or
                                                       improvements in
                                                       technology.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1IG                 Janus Aspen Series International   Objective: long-term growth of     Janus Capital
2IG                 Growth Portfolio: Service Shares   capital. Invests at least 65%of
                                                       its total assets in
                                                       securities of issuers
                                                       from at least five
                                                       different countries,
                                                       excluding the U.S. It may
                                                       at times invest all of
                                                       its assets in fewer than
                                                       five countries or even a
                                                       single country.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1IP                 Lazard Retirement International    Objective: long-term capital       Lazard Asset Management
2IP                 Equity Portfolio                   appreciation. Invests primarily
                                                       in equity securities,
                                                       principally common stocks
                                                       of relatively large
                                                       non-U.S. companies with
                                                       market capitalizations in
                                                       the range of the Morgan
                                                       Stanley Capital
                                                       International (MSCI)
                                                       Europe, Australia and Far
                                                       East (EAFE-Registered
                                                       Trademark-) Index that
                                                       the Investment Manager
                                                       believes are undervalued
                                                       based on their earnings,
                                                       cash flow or asset
                                                       values.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1MG                 MFS-Registered Trademark-          Objective: long-term growth of     MFS Investment
2MG                 Investors Growth Stock Series -    capital and future income.         Management-Registered Trademark-
                    Service Class (previously          Invests at least 80% of its
                    MFS-Registered Trademark- Growth   total assets in common stocks
                    Series)                            and related securities of
                                                       companies which MFS
                                                       believes offer better
                                                       than average prospects
                                                       for long-term growth.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1MD                 MFS-Registered Trademark- New      Objective: capital appreciation.   MFS Investment
2MD                 Discovery Series - Service Class   Invests primarily in equity        Management-Registered Trademark-
                                                       securities of emerging growth
                                                       companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1IN                 Putnam VT International New        Objective: long-term capital       Putnam Investment Management, LLC
2IN                 Opportunities Fund - Class IB      appreciation by investing in
                    Shares                             common stock of companies
                                                       outside the U.S. that Putnam
                                                       Investment Management, LLC
                                                       (Putnam Management) believes are
                                                       fast growing and whose earnings
                                                       are likely to increase over time.
------------------- ---------------------------------- ---------------------------------- ----------------------------------


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   29

------------------- ---------------------------------- ---------------------------------- ----------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES
------------------- ---------------------------------- ---------------------------------- ----------------------------------

1VS                 Putnam VT Vista Fund - Class IB    Objective: capital appreciation.   Putnam Investment Management, LLC
2VS                 Shares                             Invests mainly in common stocks
                                                       of mid-sized U.S. companies with
                                                       a focus on growth stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1MI                 Royce Micro-Cap Portfolio          Objective: long-term growth of     Royce & Associates, Inc.
2MI                                                    capital. Invests primarily in a
                                                       broadly diversified portfolio of
                                                       equity securities issued by
                                                       micro-cap companies (companies
                                                       with stock market
                                                       capitalizations below $300
                                                       million).
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1SV                 Third Avenue Value Portfolio       Objective: long-term capital       EQSF Advisers, Inc.
2SV                                                    appreciation. Invests primarily
                                                       in common stocks of
                                                       well-financed, well managed
                                                       companies at a substantial
                                                       discount to what the Adviser
                                                       believes is their true value.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1IT                 Wanger International Small Cap     Objective: long-term growth of     Liberty Wanger Asset Management,
2IT                                                    capital. Invests primarily in      L.P.
                                                       stocks of small- and medium-size
                                                       non-U.S. companies with
                                                       capitalizations of less than $2
                                                       billion.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1SP                 Wanger U.S. Small Cap              Objective: long-term growth of     Liberty Wanger Asset Management,
2SP                                                    capital. Invests primarily in      L.P.
                                                       stocks of small- and medium-size
                                                       U.S. companies with
                                                       capitalizations of less than $2
                                                       billion.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
7AA                 Wells Fargo VT Asset Allocation    Objective: long-term total         Wells Fargo Funds Management,
8AA                 Fund                               return, consistent with            LLC, advisor; Barclays Global
                                                       reasonable risk. Invests           Fund Advisors, sub-advisor.
                                                       primarily in the securities of
                                                       various indexes to replicate the
                                                       total return of the index. We
                                                       use an asset allocation model to
                                                       allocate and reallocate assets
                                                       among common stocks (S&P 500
                                                       Index), U.S. Treasury bonds
                                                       (Lehman Brothers 20+ Bond Index)
                                                       and money market instruments,
                                                       operating from a target
                                                       allocation of 60% stocks and 40%
                                                       bonds.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1WI                 Wells Fargo VT International       Objective: total return with an    Wells Fargo Funds Management,
2WI                 Equity Fund                        emphasis on capital appreciation   LLC, advisor; Wells Capital
                                                       over the long-term. Invests        Management Incorporated,
                                                       primarily in equity securities     sub-advisor.
                                                       of non-U.S. companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1SG                 Wells Fargo VT Small Cap Growth    Objective: long-term capital       Wells Fargo Funds Management,
2SG                 Fund                               appreciation. Invests primarily    LLC, advisor; Wells Capital
                                                       in common stocks issued by         Management Incorporated,
                                                       companies whose market             sub-advisor.
                                                       capitalization falls within the
                                                       range of the Russell 2000 Index,
                                                       which is considered a small
                                                       capitalization index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


--------------------------------------------------------------------------------
30   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb 29th). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

-  the length of the surrender charge period (seven or ten years);*

-  the fixed account and/or subaccounts in which you want to invest;

-  how you want to make purchase payments; and

-  a beneficiary.


* The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   31

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

-    no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the settlement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:

   $23.08 biweekly, or

   $50 per month

If paying by any other method:

   $1,000 initial payment for qualified annuities

   $2,000 initial payment for nonqualified annuities

   $50 for any additional payments

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

For the first year:

   $1,000,000 up to age 85

   $100,000 for ages 86 to 90

For each subsequent year:

   $100,000 up to age 85

   $50,000 for ages 86-90


** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.



--------------------------------------------------------------------------------
32   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:


IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SCHEDULED PAYMENT PLAN:

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-    a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten (10) years before surrender. You select the surrender charge period at the time of your application for the contract.* The surrender charge percentages that apply to you are shown in your contract.

* The ten-year surrender charge schedule is not available in Oregon.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   33

For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:


                   SEVEN-YEAR SCHEDULE                                                      TEN-YEAR SCHEDULE*
YEARS FROM PURCHASE                  SURRENDER CHARGE                  YEARS FROM PURCHASE                     SURRENDER CHARGE
  PAYMENT RECEIPT                       PERCENTAGE                       PAYMENT RECEIPT                          PERCENTAGE
         1                                  7%                                   1                                    8%

         2                                  7                                    2                                    8

         3                                  7                                    3                                    8

         4                                  6                                    4                                    7

         5                                  5                                    5                                    7

         6                                  4                                    6                                    6

         7                                  2                                    7                                    5

         Thereafter                         0                                    8                                    4

                                                                                 9                                    3

                                                                                10                                    2

                                                                                Thereafter                            0


For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

             AMOUNT REQUESTED           $1,000
         -------------------------  OR  ------ = $1,075.26
         (1.00 - SURRENDER CHARGE)        .93

By applying the 7% surrender charge to $1,075.26, the surrender charge is $75.26. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.


* The ten-year surrender charge schedule is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- Payouts for a specified period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.


--------------------------------------------------------------------------------
34   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- The contract date is July 1, 2001 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-    We received these payments:

     --   $10,000 July 1, 2001;

     --   $ 8,000 Dec.31, 2006;

     --   $ 6,000 Feb. 20, 2009; and

- The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2010 and had not made any other surrenders during that contract year; and


-    The prior anniversary July 1, 2010 contract value was $28,000.



SURRENDER  EXPLANATION
 CHARGE
   $ 0     $2,500 is contract earnings surrendered without charge; and

     0 $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge (from above).

           10% of $28,000 = $2,800 - $2,500 = $300

     0 $10,000 July 1, 2001 payment was received eight or more years before surrender and is surrendered without surrender charge; and

   480 $8,000 Dec. 31, 2006 payment is in its fourth year from receipt, surrendered with a 6% surrender charge; and

   420     $6,000 Feb. 20, 2009 payment is in its second year from receipt, surrendered with a 7% surrender charge.
  ----
  $900


WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

-    surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

- amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-    contracts settled using an annuity payout plan;

-    amounts we refund to you during the free look period*;

-    death benefits*; and

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. We will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Valuing Your Investment -- Purchase payment credits.")


OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   35

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus any purchase payment credits allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-    minus any prorated contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  any purchase payment credits allocated to the subaccounts;

-  transfers into or out of the subaccounts;
-  partial surrenders;

-  surrender charges; and/or

-  prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses; and/or

-  mortality and expense risk fees.


--------------------------------------------------------------------------------
36   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

PURCHASE PAYMENT CREDITS

We add a credit* to your contract in the amount of:

-    1% of each purchase payment received:

     --   if you elect the ten-year surrender charge schedule for your contract;
          OR

     -- if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                 NUMBER
By investing an equal number                                     AMOUNT               ACCUMULATION             OF UNITS
of dollars each month...                   MONTH                INVESTED               UNIT VALUE              PURCHASED

                                            Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the
per unit market price is low... -->         Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            June                    100                     18                       5.56

                                            July                    100                     17                       5.88

and fewer units                             Aug                     100                     19                       5.26
when the per unit
market price is high.           -->         Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   37

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:


IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT


Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Contract value or entire account balance


--------------------------------------------------------------------------------
38   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT

Transfers or surrenders:   $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the fixed account)

3 BY PHONE:


Call between 7 a.m. and 10 p.m. Central time:


(800) 862-7919

TTY service for the hearing impaired:

(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance


Surrenders:                $100,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   39

RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your contract; and

-    pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     -- you separated from the service of the employer who purchased the contract; or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


--------------------------------------------------------------------------------
40   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-    contract value;

-    purchase payments minus "adjusted partial surrenders"; or

- the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus "adjusted partial surrenders" since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-    contract value; or

-    purchase payments minus "adjusted partial surrenders."

ADJUSTED PARTIAL SURRENDERS: We calculate an "adjusted partial surrender" for each partial surrender as the product of (a) times (b) where

(a) is the ratio of the amount of the partial surrender (including any applicable surrender charge) to the contract value on the date of (but prior to) the partial surrender; and

(b)  is the death benefit on the date of (but prior to) the partial surrender.

EXAMPLE OF DEATH BENEFIT CALCULATION WHEN THE OWNER AND ANNUITANT ARE AGE 80 OR
YOUNGER:

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2001.

- On Jan 1, 2007 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2007 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2007 as follows:

The contract value on the most recent sixth contract anniversary:   $30,000.00
plus purchase payments made since that anniversary:                       0.00
minus "adjusted partial surrenders" taken since that anniversary
calculated as: ($1,500 x $30,000) DIVIDED BY $28,000                  1,607.14
                                                                   -----------
for a death benefit of:                                             $28,392.86


IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and


- payouts begin no later than one year after your death, or other date as permitted by the Code; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.


If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 701/2, or any other date permitted by the Code. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.



--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   41

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and


-    payouts begin no later than one year after your death; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


--------------------------------------------------------------------------------
42   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   43

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.


PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly.


SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


--------------------------------------------------------------------------------
44   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

-    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   45

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER


IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,700 advisors.


IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation

LEGAL PROCEEDINGS


A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. The action is brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985.

The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. It seeks similar relief to the initial lawsuit.

On October 13, 1998, an action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.


--------------------------------------------------------------------------------
46   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Performance Information ..................................3

Calculating Annuity Payouts .............................17

Rating Agencies .........................................19

Principal Underwriter ...................................19

Independent Auditors ....................................19

Financial Statements



--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   47

IDS LIFE INSURANCE COMPANY    [AMERICAN EXPRESS LOGO]            PRSRT STD AUTO
70100 AXP Financial Center                                        U.S. POSTAGE
Minneapolis, MN 55474                                                 PAID
(800) 862-7919                                                  AMERICAN EXPRESS

americanexpress.com



                                                                 S-6467 D (5/01)

[AMERICAN EXPRESS LOGO]                                         American Express

                                                              RETIREMENT ADVISOR
                                VARIABLE ANNUITY-REGISTERED TRADEMARK --- BAND 3

ISSUED BY:
IDS LIFE INSURANCE COMPANY

PROSPECTUS


MAY 1, 2001


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:

o current or retired employees of American Express Financial Corporation or its subsidiaries and their spouses (employees),

o current or retired American Express financial advisors and their spouses (advisors), and

o individuals investing an initial payment of $1 million (other individuals).

IDS LIFE VARIABLE ACCOUNT 10

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)

            70100 AXP Financial Center

            Minneapolis, MN 55474

            Telephone: (800) 862-7919

            americanexpress.com/advisors

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

o  American Express-Registered Trademark- Variable Portfolio Funds     o Janus Aspen Series: Service Shares

o  AIM Variable Insurance Funds                                        o Lazard Retirement Series, Inc.

o  American Century Variable Portfolios, Inc.                          o MFS-Registered Trademark- Variable Insurance Trust-SM-

o  Calvert Variable Series, Inc.                                       o Putnam Variable Trust - IB Shares


o  Credit Suisse Warburg Pincus Trust                                  o Royce Capital Fund


o  Fidelity Variable Insurance Products Funds - Service Class          o Third Avenue Variable Series Trust

o  Franklin-Registered Trademark- Templeton-Registered Trademark-      o Wanger Advisors Trust
   Variable Insurance Products Trust (FTVIPT) - Class 2


o  Goldman Sachs Variable Insurance Trust (VIT)                        o Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.



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2   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

TABLE OF CONTENTS

KEY TERMS ..............................................  4

THE CONTRACT IN BRIEF ..................................  4

EXPENSE SUMMARY ........................................  6

CONDENSED FINANCIAL INFORMATION (UNAUDITED) ............ 11

FINANCIAL STATEMENTS ................................... 15

PERFORMANCE INFORMATION ................................ 15

THE VARIABLE ACCOUNT AND THE FUNDS ..................... 16

THE FIXED ACCOUNT ...................................... 21

BUYING YOUR CONTRACT ................................... 21

CHARGES ................................................ 23

VALUING YOUR INVESTMENT ................................ 24

MAKING THE MOST OF YOUR CONTRACT ....................... 25

SURRENDERS ............................................. 27

TSA -- SPECIAL SURRENDER PROVISIONS .................... 28

CHANGING OWNERSHIP ..................................... 28

BENEFITS IN CASE OF DEATH .............................. 28

THE ANNUITY PAYOUT PERIOD .............................. 29

TAXES .................................................. 31

VOTING RIGHTS .......................................... 33

SUBSTITUTION OF INVESTMENTS ............................ 33

ABOUT THE SERVICE PROVIDERS ............................ 33

TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION .................. 34



--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001   3

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o      Roth IRAs under Section 408A of the Code

o      SIMPLE IRAs under Section 408(p) of the Code

o      Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o      Plans under Section 401(k) of the Code


o      Custodial and trusteed plans under Section 401(a) of the Code


o      Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

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4   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 16)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. 21)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 21)


o Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

o      Minimum additional purchase payment -- $50.

o Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).

o Maximum first-year purchase payments -- $100,000 to $2,000,000 depending on your age.

o Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 25)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 27)


CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 28)


BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 28)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 29)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 31)


CHARGES: We assess certain charges in connection with your contract:

o      $30 annual contract administrative charge;

o a 0.55% mortality and expense risk fee (if you allocate money to one or more subaccounts);

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and

o      the operating expenses of the funds in which the subaccounts invest.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001   5

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

SURRENDER CHARGE:                           0%

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:      $30*

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

ANNUAL VARIABLE ACCOUNT EXPENSES

(as a percentage of average subaccount value)

MORTALITY AND EXPENSE RISK FEE:             0.55%

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                        MANAGEMENT       12b-1         OTHER
                                                                           FEES          FEES         EXPENSES        TOTAL
AXP-Registered Trademark- Variable Portfolio -
      Blue Chip Advantage Fund                                                .56%          .13%           .26%        .95%(1)
      Bond Fund                                                               .60           .13            .06         .79(2)
      Capital Resource Fund                                                   .60           .13            .04         .77(2)
      Cash Management Fund                                                    .51           .13            .04         .68(2)
      Diversified Equity Income Fund                                          .56           .13            .26         .95(1)
      Emerging Markets Fund                                                  1.13           .13            .43        1.69(1)
      Equity Select Fund                                                      .65           .13            .32        1.10(3)
      Extra Income Fund                                                       .62           .13            .07         .82(2)
      Federal Income Fund                                                     .61           .13            .13         .87(1)
      Global Bond Fund                                                        .84           .13            .10        1.07(2)
      Growth Fund                                                             .64           .13            .18         .95(1)
      International Fund                                                      .82           .13            .07        1.02(2)
      Managed Fund                                                            .59           .13            .03         .75(2)
      New Dimensions Fund-Registered Trademark-                               .60           .13            .05         .78(2)
      S&P 500 Index Fund                                                      .28           .13            .07         .48(1)
      Small Cap Advantage Fund                                                .75           .13            .31        1.19(1)
      Strategy Aggressive Fund                                                .59           .13            .05         .77(2)
AIM V.I.
      Capital Appreciation Fund                                               .61            --            .21         .82(4)
      Capital Development Fund                                                .75            --            .63        1.38(4),(5)
American Century VP
      International                                                          1.23            --             --        1.23(6)
      Value                                                                  1.00            --             --        1.00(6)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                               .70            --            .16         .86(7)
Credit Suisse Warburg Pincus Trust
      Emerging Growth Portfolio                                               .90            --            .35        1.25(8)


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6   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)

                                                                        MANAGEMENT       12b-1         OTHER
                                                                           FEES          FEES         EXPENSES        TOTAL
Fidelity VIP
      III Growth & Income Portfolio (Service Class)                           .48%          .10%           .11%        .69%(9)
      III Mid Cap Portfolio (Service Class)                                   .57           .10            .17         .84(9)
      Overseas Portfolio (Service Class)                                      .72           .10            .17         .99(9)
Franklin Templeton VIP Trust
      Franklin Real Estate Fund - Class 2                                     .58           .25            .02         .85(10),(11)
      Franklin Value Securities Fund - Class 2                                .58           .25            .26        1.09(11),(12)
      Templeton International Smaller Companies Fund - Class 2                .85           .25            .26        1.36(11)
Goldman Sachs VIT
      CORE-SM- Small Cap Equity Fund                                          .75            --            .25        1.00(13)
      CORE-SM- U.S. Equity Fund                                               .70            --            .20         .90(13)
      Mid Cap Value Fund                                                      .80            --            .25        1.05(13)
Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares                             .65           .25            .02         .92(14)
      Global Technology Portfolio: Service Shares                             .65           .25            .04         .94(14)
      International Growth Portfolio: Service Shares                          .65           .25            .06         .96(14)
Lazard Retirement Series
      International Equity Portfolio                                          .75           .25            .25        1.25(15)
MFS-Registered Trademark-
      Investors Growth Stock Series - Service Class (previously
        MFS-Registered Trademark- Growth Series)                              .75           .20            .16        1.11(16,(17),
                                                                                                                          (18)
      New Discovery Series - Service Class                                    .90           .20            .16        1.26(16,(17),
                                                                                                                          (18)
Putnam Variable Trust
      Putnam VT International New Opportunities Fund - Class IB Shares       1.00           .25            .21        1.46(19)
      Putnam VT Vista Fund - Class IB Shares                                  .60           .25            .07         .92(19)
Royce Capital Fund
      Micro-Cap Portfolio                                                    1.25            --            .10        1.35(20)
Third Avenue
      Value Portfolio                                                         .90            --            .40        1.30(21)
Wanger
      International Small Cap                                                1.20            --            .21        1.41(4),(22)
      U.S. Small Cap                                                          .95            --            .05        1.00(4),(22)
Wells Fargo VT
      Asset Allocation Fund                                                   .57           .25            .18        1.00(23)
      International Equity Fund                                               .15           .25            .60        1.00(23)
      Small Cap Growth Fund                                                   .15           .25            .80        1.20(23)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 1.16% and 2.42% for AXP Variable Portfolio - Emerging Markets Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, 1.16% and 1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(3) The fund's expense figures are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.68% and 1.46% for AXP VP Equity Select Fund.

(4) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(5)    Expenses have been restated to reflect current fees.

(6)    Annualized operating expenses of funds at Dec. 31, 2000.

(7) Net fund operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001   7

(8) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio (0.90%, 0%, 0.40% and 1.30%).

(9) There were no reimbursement or expense reductions for the period ended 12/31/00. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(10) The Fund administration fee is paid indirectly through the management fee.

(11) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(12) The manager has agreed in advance to make an estimated reduction of 0.02% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management Fees" and "Total" would have been 0.60% and 1.11% for Franklin Value Securities Fund - Class 2.

(13) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.80% and 1.55% for CORESM Small Cap Equity Fund, 0.70%, 0.17%, and 0.87% for CORE-SM- U.S. Equity Fund, and 0.80%, 0.42% and 1.22% for Mid Cap Value Fund. CORE-SM- is a service mark of Goldman, Sachs & Co.

(14) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth Portfolio, and International Growth Portfolio. All expenses are shown without the effect of expense offset arrangements.

(15) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 1.32% and 2.32% for International Equity Portfolio.

(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(17) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Investors Growth Stock Series and 1.25% for New Discovery Series.

(18) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, Unless changed with the consent of the board of trustees which oversees the series.

(19) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

(20) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2001 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other Expenses" and "Total Expenses" would be 0.33% and 1.58% for Royce Micro-Cap Portfolio.

(21) The fund's expenses figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 1.62% and 2.52% for Third Avenue Value Portfolio.

(22) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

(23) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would be 0.70%, 0.18% and 1.13% for Wells Fargo VT Asset Allocation Fund, 0.90%, 1.25% and 2.40% for Wells Fargo VT International Equity Fund and 0.90%, 1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.


--------------------------------------------------------------------------------
8   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

EXAMPLE:*

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.

                                                                          1 YEAR        3 YEARS        5 YEARS      10 YEARS
AXP-Registered Trademark- Variable Portfolio -
      Blue Chip Advantage Fund                                             $15.92         $49.40        $ 85.20        $185.95
      Bond Fund                                                             14.28          44.38          76.68         168.06
      Capital Resource Fund                                                 14.07          43.75          75.61         165.81
      Cash Management Fund                                                  13.15          40.92          70.78         155.60
      Diversified Equity Income Fund                                        15.92          49.40          85.20         185.95
      Emerging Markets Fund                                                 23.50          72.39         123.91         265.13
      Equity Select Fund                                                    17.46          54.09          93.15         202.47
      Extra Income Fund                                                     14.59          45.33          78.28         171.44
      Federal Income Fund                                                   15.10          46.89          80.95         177.04
      Global Bond Fund                                                      17.15          53.15          91.56         199.19
      Growth Fund                                                           15.92          49.40          85.20         185.95
      International Fund                                                    16.64          51.59          88.92         193.69
      Managed Fund                                                          13.87          43.13          74.54         163.55
      New Dimensions Fund-Registered Trademark-                             14.18          44.07          76.14         166.94
      S&P 500 Index Fund                                                    11.10          34.61          59.99         132.60
      Small Cap Advantage Fund                                              18.38          56.90          97.89         212.27
      Strategy Aggressive Fund                                              14.07          43.75          75.61         165.81
AIM V.I.
      Capital Appreciation Fund                                             14.59          45.33          78.28         171.44
      Capital Development Fund                                              20.33          62.80         107.84         232.66
American Century VP
      International Fund                                                    18.79          58.14          99.99         216.59
      Value Fund                                                            16.43          50.97          87.86         191.49
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                             15.00          46.58          80.41         175.92
Credit Suisse Warburg Pincus Trust
      Emerging Growth Portfolio                                             18.99          58.76         101.04         218.75
Fidelity VIP
      III Growth & Income Portfolio (Service Class)                         13.25          41.24          71.32         156.74
      III Mid Cap Portfolio (Service Class)                                 14.79          45.95          79.35         173.68
      Overseas Portfolio (Service Class)                                    16.33          50.65          87.33         190.38
Franklin Templeton VIP Trust
      Franklin Real Estate Fund - Class 2                                   14.89          46.27          79.88         174.80
      Franklin Value Securities Fund - Class 2                              17.35          53.78          92.62         201.38
      Templeton International Smaller Companies Fund - Class 2              20.12          62.18         106.80         230.53
Goldman Sachs VIT
      CORE-SM- Small Cap Equity Fund                                        16.43          50.97          87.86         191.49
      CORE-SM- U.S. Equity Fund                                             15.41          47.83          82.55         180.39
      Mid Cap Value Fund                                                    16.94          52.53          90.51         196.99
Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares                           15.61          48.46          83.61         182.62
      Global Technology Portfolio: Service Shares                           15.82          49.09          84.67         184.84
      International Growth Portfolio: Service Shares                        16.02          49.71          85.74         187.06


--------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001   9

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.

                                                                          1 YEAR        3 YEARS        5 YEARS      10 YEARS
Lazard Retirement Series
      International Equity Portfolio                                       $18.99         $58.76        $101.04        $218.75
MFS-Registered Trademark-
      Investors Growth Stock Series - Service Class (previously
         MFS-Registered Trademark- Growth Series)                           17.56          54.40          93.68         203.56
      New Discovery Series                                                  19.10          59.08         101.57         219.83
Putnam Variable Trust
      Putnam VT International New Opportunities
      Fund - Class IB Shares                                                21.15          65.29         112.01         241.14
      Putnam VT Vista Fund - Class IB Shares                                15.61          48.46          83.61         182.62
Royce Capital Fund
      Micro-Cap Portfolio                                                   20.02          61.87         106.28         229.47
Third Avenue
      Value Portfolio                                                       19.51          60.32         103.66         224.12
Wanger
      International Small Cap                                               20.63          63.74         109.41         235.85
      U.S. Small Cap                                                        16.43          50.97          87.86         191.49
Wells Fargo VT
      Asset Allocation Fund                                                 16.43          50.97          87.86         191.49
      International Equity Fund                                             16.43          50.97          87.86         191.49
      Small Cap Growth Fund                                                 18.48          57.21          98.42         213.35

* In this example, the $30 contract administrative charge is approximated as a 0.053% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------
10   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.

YEAR ENDED DEC. 31,                                                                                                  2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BC3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                                      $1.11   $1.00
Accumulation unit value at end of period                                                                            $0.99   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                               454     211
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT BD3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                                      $1.02   $1.00
Accumulation unit value at end of period                                                                            $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                               410      47
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CR3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                      $1.14   $1.00
Accumulation unit value at end of period                                                                            $0.94   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                               266     872
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CM3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                                      $1.01   $1.00
Accumulation unit value at end of period                                                                            $1.07   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                             6,615   2,266
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
Simple yield(2)                                                                                                     5.31%   5.51%
Compound yield(2)                                                                                                   5.45%   5.66%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT DE3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                                      $1.02   $1.00
Accumulation unit value at end of period                                                                            $1.01   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                               218      23
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EM3(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                                      $1.00      --
Accumulation unit value at end of period                                                                            $0.75      --
Number of accumulation units outstanding at end of period (000 omitted)                                                 1      --
Ratio of operating expense to average net assets                                                                    0.55%      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EI3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                                      $1.01   $1.00
Accumulation unit value at end of period                                                                            $0.91   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                             1,186      48
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FI3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                                      $1.01   $1.00
Accumulation unit value at end of period                                                                            $1.09   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                 1      10
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GB3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                                                      $1.00   $1.00
Accumulation unit value at end of period                                                                            $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                 4       3
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GR3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                                      $1.17   $1.00
Accumulation unit value at end of period                                                                            $0.94   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                             1,762     401
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   11

YEAR ENDED DEC. 31,                                                                                                  2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IE3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                      $1.27   $1.00
Accumulation unit value at end of period                                                                            $0.95   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                81     133
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT MF3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                                      $1.09   $1.00
Accumulation unit value at end of period                                                                            $1.06   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                               145      10
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ND3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - NEW DIMENSIONS FUND-REGISTERED TRADEMARK-)
Accumulation unit value at beginning of period                                                                      $1.19   $1.00
Accumulation unit value at end of period                                                                            $1.08   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                             3,919     426
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IV3(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - S&P 500 Index Fund)
Accumulation unit value at beginning of period                                                                      $1.00      --
Accumulation unit value at end of period                                                                            $0.90      --
Number of accumulation units outstanding at end of period (000 omitted)                                               285      --
Ratio of operating expense to average net assets                                                                    0.55%      --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SC3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                                      $1.12   $1.00
Accumulation unit value at end of period                                                                            $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                               286      28
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SA3(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                                                      $1.52   $1.00
Accumulation unit value at end of period                                                                            $1.22   $1.52
Number of accumulation units outstanding at end of period (000 omitted)                                               798      33
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3CA(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
Accumulation unit value at beginning of period                                                                      $1.31   $1.00
Accumulation unit value at end of period                                                                            $1.17   $1.31
Number of accumulation units outstanding at end of period (000 omitted)                                             1,343     185
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3CD(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)
Accumulation unit value at beginning of period                                                                      $1.27   $1.00
Accumulation unit value at end of period                                                                            $1.38   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                               318       4
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3IF(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP INTERNATIONAL)
Accumulation unit value at beginning of period                                                                      $1.44   $1.00
Accumulation unit value at end of period                                                                            $1.19   $1.44
Number of accumulation units outstanding at end of period (000 omitted)                                               532       9
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3VA(1) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)
Accumulation unit value at beginning of period                                                                      $0.92   $1.00
Accumulation unit value at end of period                                                                            $1.08   $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                               435      59
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3SR(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period                                                                      $1.00      --
Accumulation unit value at end of period                                                                            $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)                                                 5      --
Ratio of operating expense to average net assets                                                                    0.55%      --
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

YEAR ENDED DEC. 31,                                                                                                  2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3EG(4) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                                                      $1.32   $1.00
Accumulation unit value at end of period                                                                            $1.29   $1.32
Number of accumulation units outstanding at end of period (000 omitted)                                               891      17
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3GI(1) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & Income Portfolio (Service Class))
Accumulation unit value at beginning of period                                                                      $1.05   $1.00
Accumulation unit value at end of period                                                                            $1.00   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                               764     445
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3MP(1) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                                      $1.24   $1.00
Accumulation unit value at end of period                                                                            $1.65   $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                               616     102
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3OS(1) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                                      $1.23   $1.00
Accumulation unit value at end of period                                                                            $0.99   $1.23
Number of accumulation units outstanding at end of period (000 omitted)                                               116      25
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3RE(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $0.96   $1.00
Accumulation unit value at end of period                                                                            $1.26   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                               148       4
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3SI(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $0.96   $1.00
Accumulation unit value at end of period                                                                            $1.20   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                                 9       2
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3IS(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $1.02   $1.00
Accumulation unit value at end of period                                                                            $1.00   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                43       9
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3SE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORESM SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                                      $1.13   $1.00
Accumulation unit value at end of period                                                                            $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                               100      41
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3UE(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORESM U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                                      $1.10   $1.00
Accumulation unit value at end of period                                                                            $0.99   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                               577     170
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3MC(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                                                      $0.95   $1.00
Accumulation unit value at end of period                                                                            $1.24   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                                15       8
Ratio of operating expense to average net assets                                                                    0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3AG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                                      $1.00      --
Accumulation unit value at end of period                                                                            $0.70      --
Number of accumulation units outstanding at end of period (000 omitted)                                               343      --
Ratio of operating expense to average net assets                                                                    0.55%      --
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   13

YEAR ENDED DEC. 31,                                                                                                  2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3GT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.68   --
Number of accumulation units outstanding at end of period (000 omitted)                                            310   --
Ratio of operating expense to average net assets                                                                  0.55%  --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3IG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.80   --
Number of accumulation units outstanding at end of period (000 omitted)                                            556   --
Ratio of operating expense to average net assets                                                                  0.55%  --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3IP(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                                   $1.07   $1.00
Accumulation unit value at end of period                                                                         $0.96   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                             57       8
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3MG(3) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES -
SERVICE CLASS (PREVIOUSLY MFS-REGISTERED TRADEMARK- GROWTH SERIES))
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.91   --
Number of accumulation units outstanding at end of period (000 omitted)                                            533   --
Ratio of operating expense to average net assets                                                                  0.55%  --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3MD(3) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.96   --
Number of accumulation units outstanding at end of period (000 omitted)                                            352   --
Ratio of operating expense to average net assets                                                                  0.55%  --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3IN(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                                   $1.52   $1.00
Accumulation unit value at end of period                                                                         $0.92   $1.52
Number of accumulation units outstanding at end of period (000 omitted)                                          1,802      87
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3VS(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                                   $1.36   $1.00
Accumulation unit value at end of period                                                                         $1.29   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                          1,330     183
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3MI(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                                                   $1.15   $1.00
Accumulation unit value at end of period                                                                         $1.36   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                            193      19
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3SV(4) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                                                   $1.08   $1.00
Accumulation unit value at end of period                                                                         $1.51   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                             70     120
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3IT(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                                                   $1.51   $1.00
Accumulation unit value at end of period                                                                         $1.09   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                            599     112
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT 3SP(1) (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period                                                                   $1.15   $1.00
Accumulation unit value at end of period                                                                         $1.05   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                            990     125
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Sept. 15, 1999.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on May 1, 2000.
(4) Operations commenced on Sept. 21, 1999.


--------------------------------------------------------------------------------
14   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and do not have any assets.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

o  contract administrative charge, and

o  mortality and expense risk fee.

We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   15

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

------------------- ---------------------------------- ---------------------------------- ----------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES
------------------- ---------------------------------- ---------------------------------- ----------------------------------

BC3                 AXP-Registered Trademark-          Objective: long-term total         IDS Life, investment manager;
                    Variable Portfolio - Blue Chip     return exceeding that of the       American Express Financial
                    Advantage Fund                     U.S. stock market. Invests         Corporation (AEFC), investment
                                                       primarily in common stocks of      advisor.
                                                       companies included in the
                                                       unmanaged S&P 500 Index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
BD3                 AXP-Registered Trademark-          Objective: high level of current   IDS Life, investment manager;
                    Variable Portfolio - Bond Fund     income while conserving the        AEFC, investment advisor.
                                                       value of the investment
                                                       and continuing a high
                                                       level of income for the
                                                       longest time period.
                                                       Invests primarily in
                                                       bonds and other debt
                                                       obligations.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
CR3                 AXP-Registered Trademark-          Objective: capital appreciation.   IDS Life, investment manager;
                    Variable Portfolio - Capital       Invests primarily in U.S. common   AEFC, investment advisor.
                    Resource Fund                      stocks and other securities
                                                       convertible into common stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
CM3                 AXP-Registered Trademark-          Objective: maximum current         IDS Life, investment manager;
                    Variable Portfolio - Cash          income consistent with liquidity   AEFC, investment advisor.
                    Management Fund                    and stability of principal.
                                                       Invests in money market
                                                       securities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
DE3                 AXP-Registered Trademark-          Objective: a high level of         IDS Life, investment manager;
                    Variable Portfolio - Diversified   current income and, as a           AEFC, investment advisor.
                    Equity Income Fund                 secondary goal, steady growth of
                                                       capital. Invests primarily in
                                                       dividend-paying common and
                                                       preferred stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
EM3                 AXP-Registered Trademark-          Objective: long-term capital       IDS Life, investment manager;
                    Variable Portfolio - Emerging      growth. Invests primarily in       AEFC, investment advisor;
                    Markets Fund                       equity securities of companies     American Express Asset
                                                       in emerging markets.               Management International, Inc.,
                                                                                          a wholly-owned subsidiary of
                                                                                          AEFC, is the sub-investment
                                                                                          advisor.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
ES7 ES8             AXP-Registered Trademark-          Objective: growth of capital.      IDS Life, investment manager;
                    Variable Portfolio - Equity        Invests primarily in growth of     AEFC, investment advisor.
                    Select Fund                        medium-sized companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
EI3                 AXP-Registered Trademark-          Objective: high current income,    IDS Life, investment manager;
                    Variable Portfolio - Extra         with capital growth as a           AEFC, investment advisor.
                    Income Fund                        secondary objective. Invests
                                                       primarily in high-yielding,
                                                       high-risk corporate bonds issued
                                                       by U.S. and foreign companies
                                                       and governments.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
FI3                 AXP-Registered Trademark-          Objective: a high level of         IDS Life, investment manager;
                    Variable Portfolio - Federal       current income and safety of       AEFC, investment advisor.
                    Income Fund                        principal consistent with an
                                                       investment in U.S. government
                                                       and government agency
                                                       securities. Invests primarily in
                                                       debt obligations issued or
                                                       guaranteed as to principal and
                                                       interest by the U.S. government,
                                                       its agencies or
                                                       instrumentalities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
GB3                 AXP-Registered Trademark-          Objective: high total return       IDS Life, investment manager;
                    Variable Portfolio - Global Bond   through income and growth of       AEFC, investment advisor.
                    Fund                               capital. Non-diversified mutual
                                                       fund that invests primarily in
                                                       debt obligations of U.S. and
                                                       foreign issuers.
------------------- ---------------------------------- ---------------------------------- ----------------------------------



--------------------------------------------------------------------------------
16   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

------------------- ---------------------------------- ---------------------------------- ----------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES
------------------- ---------------------------------- ---------------------------------- ----------------------------------

GR3                 AXP-Registered Trademark-          Objective: long-term capital       IDS Life, investment manager;
                    Variable Portfolio - Growth Fund   growth. Invests primarily in       AEFC, investment advisor.
                                                       common stocks and
                                                       securities convertible
                                                       into common stocks that
                                                       appear to offer growth
                                                       opportunities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
IE3                 AXP-Registered Trademark-          Objective: capital appreciation.   IDS Life, investment manager;
                    Variable Portfolio -               Invests primarily in common        AEFC, investment advisor.
                    International Fund                 stocks or convertible securities   American Express Asset
                                                       of foreign issuers that offer      Management International, Inc.,
                                                       growth potential.                  a wholly-owned subsidiary of
                                                                                          AEFC, is the sub-investment
                                                                                          advisor.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
MF3                 AXP-Registered Trademark-          Objective: maximum total           IDS Life, investment manager;
                    Variable Portfolio - Managed Fund  investment return through a        AEFC, investment advisor.
                                                       combination of capital
                                                       growth and current
                                                       income. Invests primarily
                                                       in a combination of
                                                       common and preferred
                                                       stocks, convertible
                                                       securities, bonds and
                                                       other debt securities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
ND3                 AXP Variable Portfolio - New       Objective: long-term growth of     IDS Life, investment manager;
                    Dimensions Fund-Registered         capital. Invests primarily in      AEFC, investment advisor.
                    Trademark-                         common stocks of U.S. and
                                                       foreign companies showing
                                                       potential for significant growth.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
IV3                 AXP-Registered Trademark-          Objective: long-term capital       IDS Life, investment manager;
                    Variable Portfolio - S&P 500       appreciation. Invests primarily    AEFC, investment advisor.
                    Index Fund                         in securities that are expected
                                                       to provide investment results
                                                       that correspond to the
                                                       performance of the S&P 500 Index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
SC3                 AXP-Registered Trademark-          Objective: long-term capital       IDS Life, investment manager;
                    Variable Portfolio - Small Cap     growth. Invests primarily in       AEFC, investment advisor;
                    Advantage Fund                     equity stocks of small companies   Kenwood Capital Management LLC,
                                                       that are often included in the     sub-investment advisor.
                                                       S&P SmallCap 600 Index or the
                                                       Russell 2000 Index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
SA3                 AXP-Registered Trademark-          Objective: capital appreciation.   IDS Life, investment manager;
                    Variable Portfolio - Strategy      Invests primarily in common        AEFC, investment advisor.
                    Aggressive Fund                    stocks of small- and medium-size
                                                       companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3CA                 AIM V.I. Capital Appreciation      Objective: growth of capital.      A I M Advisors, Inc.
                    Fund                               Invests principally in common
                                                       stocks of companies likely to
                                                       benefit from new or innovative
                                                       products, services or processes
                                                       as well as those with
                                                       above-average growth and
                                                       excellent prospects for future
                                                       growth.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3CD                 AIM V.I. Capital Development Fund  Objective: long term growth of     A I M Advisors, Inc.
                                                       capital. Invests primarily in
                                                       securities (including common
                                                       stocks, convertible securities
                                                       and bonds) of small- and
                                                       medium-sized companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3IF                 American Century VP International  Objective: long term capital       American Century Investment
                                                       growth. Invests primarily in       Management, Inc.
                                                       stocks of growing foreign
                                                       companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3VA                 American Century VP Value          Objective: long-term capital       American Century Investment
                                                       growth, with income as a           Management, Inc.
                                                       secondary objective. Invests
                                                       primarily in stock of companies
                                                       that management believes to be
                                                       undervalued at the time of
                                                       purchase.
------------------- ---------------------------------- ---------------------------------- ----------------------------------



--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   17

------------------- ---------------------------------- ---------------------------------- ----------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES
------------------- ---------------------------------- ---------------------------------- ----------------------------------

3SR                 Calvert Variable Series Inc.       Objective: income and capital      Calvert Asset Management
                    Social Balanced Portfolio          growth. Invests primarily in       Company, Inc. (CAMCO),
                                                       stocks, bonds and money market     investment advisor. NCM Capital
                                                       instruments which offer income     Management Group, Inc. is the
                                                       and capital growth opportunity     investment subadvisor.
                                                       and which satisfy the investment
                                                       and social criteria.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3EG                 Credit Suisse Warburg Pincus       Objective: maximum capital         Credit Suisse Asset Management,
                    Trust - Emerging Growth            appreciation. Invests in U.S.      LLC
                    Portfolio (previously Warburg      equity securities of
                    Pincus Trust - Emerging Growth     emerging-growth companies with
                    Portfolio)                         growth characteristics such as
                                                       positive earnings and potential
                                                       for accelerated growth.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3GI                 Fidelity VIP III Growth & Income   Objective: high total return       Fidelity Management & Research
                    Portfolio (Service Class)          through a combination of current   Company (FMR), investment
                                                       income and capital appreciation.   manager; FMR U.K. and FMR Far
                                                       Invests primarily in common        East, sub-investment advisors.
                                                       stocks with a focus on those
                                                       that pay current dividends and
                                                       show potential for capital
                                                       appreciation.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3MP                 Fidelity VIP III Mid Cap           Objective: long-term growth of     FMR, investment manager; FMR
                    Portfolio (Service Class)          capital. Invests primarily in      U.K. and FMR Far East,
                                                       medium market capitalization       sub-investment advisors.
                                                       common stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3OS                 Fidelity VIP Overseas Portfolio    Objective: long-term growth of     FMR, investment manager; FMR
                    (Service Class)                    capital. Invests primarily in      U.K., FMR Far East, Fidelity
                                                       common stocks of foreign           International Investment
                                                       securities.                        Advisors (FIIA) and FIIA U.K.,
                                                                                          sub-investment advisors.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3RE                 FTVIPT Franklin Real Estate Fund   Objective: capital appreciation    Franklin Advisers, Inc.
                    - Class 2                          with a secondary goal to earn
                                                       current income. Invests
                                                       primarily in equity
                                                       securities of companies
                                                       operating in the real
                                                       estate industry,
                                                       primarily equity real
                                                       estate investment trusts
                                                       (REITS).
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3SI                 FTVIPT Franklin Value Securities   Objective: long-term total         Franklin Advisory Services, LLC
                    Fund - Class 2                     return. Invests primarily in
                                                       equity securities of
                                                       companies the manager
                                                       believes are selling
                                                       substantially below the
                                                       underlying value of their
                                                       assets or their private
                                                       market value.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3IS                 FTVIPT Templeton International     Objective: long-term capital       Templeton Investment Counsel, LLC
                    Smaller Companies Fund - Class 2   appreciation. Invests primarily
                                                       in equity securities of smaller
                                                       companies located outside the
                                                       U.S., including those in
                                                       emerging markets.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3SE                 Goldman Sachs VIT CORE-SM- Small   Objective: seeks long-term         Goldman Sachs Asset Management
                    Cap Equity Fund                    growth of capital. Invests
                                                       primarily in a broadly
                                                       diversified portfolio of equity
                                                       securities of U.S. issuers which
                                                       are included in the Russell 2000
                                                       Index at the time of investment.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3UE                 Goldman Sachs VIT CORE-SM- U.S.    Objective: seeks long-term         Goldman Sachs Asset Management
                    Equity Fund                        growth of capital and dividend
                                                       income. Invests primarily in a
                                                       broadly diversified portfolio of
                                                       large-cap and blue chip equity
                                                       securities representing all
                                                       major sectors of the U.S.
                                                       economy.
------------------- ---------------------------------- ---------------------------------- ----------------------------------



--------------------------------------------------------------------------------
18   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

------------------- ---------------------------------- ---------------------------------- ----------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES
------------------- ---------------------------------- ---------------------------------- ----------------------------------

3MC                 Goldman Sachs VIT Mid Cap Value    Objective: seeks long-term         Goldman Sachs Asset Management
                    Fund                               capital appreciation. Invests
                                                       primarily in
                                                       mid-capitalization
                                                       companies within the
                                                       range of the market
                                                       capitalization of
                                                       companies constituting
                                                       the Russell Midcap Value
                                                       index at the time of
                                                       investment.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3AG                 Janus Aspen Series Aggressive      Objective: long-term growth of     Janus Capital
                    Growth Portfolio: Service Shares   capital. Non-diversified mutual
                                                       fund that primarily
                                                       invests in common stocks
                                                       selected for their growth
                                                       potential and normally
                                                       invests at least 50% of
                                                       its equity assets in
                                                       medium-sized companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3GT                 Janus Aspen Series Global          Objectives: long-term growth of    Janus Capital
                    Technology Portfolio: Service      capital. Non-diversified mutual
                    Shares                             fund that invests primarily in
                                                       equity securities of U.S.
                                                       and foreign companies
                                                       selected for their growth
                                                       potential. Normally
                                                       invests at least 65% of
                                                       assets in securities of
                                                       companies that the
                                                       manager believes will
                                                       benefit significantly
                                                       from advancements or
                                                       improvements in
                                                       technology.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3IG                 Janus Aspen Series International   Objective: long-term growth of     Janus Capital
                    Growth Portfolio: Service Shares   capital. Invests at least 65%of
                                                       its total assets in
                                                       securities of issuers
                                                       from at least five
                                                       different countries,
                                                       excluding the U.S. It may
                                                       at times invest all of
                                                       its assets in fewer than
                                                       five countries or even a
                                                       single country.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3IP                 Lazard Retirement International    Objective: long-term capital       Lazard Asset Management
                    Equity Portfolio                   appreciation. Invests primarily
                                                       in equity securities,
                                                       principally common stocks
                                                       of relatively large
                                                       non-U.S. companies with
                                                       market capitalizations in
                                                       the range of the Morgan
                                                       Stanley Capital
                                                       International (MSCI)
                                                       Europe, Australia and Far
                                                       East (EAFE-Registered
                                                       Trademark-) Index that
                                                       the Investment Manager
                                                       believes are undervalued
                                                       based on their earnings,
                                                       cash flow or asset
                                                       values.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3MG                 MFS-Registered Trademark-          Objective: long-term growth of     MFS Investment
                    Investors Growth Stock Series -    capital and future income.         Management-Registered Trademark-
                    Service Class (previously          Invests at least 80% of its
                    MFS-Registered Trademark- Growth   total assets in common stocks
                    Series)                            and related securities of
                                                       companies which MFS
                                                       believes offer better
                                                       than average prospects
                                                       for long-term growth.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3MD                 MFS-Registered Trademark- New      Objective: capital appreciation.   MFS Investment
                    Discovery Series - Service Class   Invests primarily in equity        Management-Registered Trademark-
                                                       securities of emerging growth
                                                       companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3IN                 Putnam VT International New        Objective: long-term capital       Putnam Investment Management, LLC
                    Opportunities Fund - Class IB      appreciation by investing in
                    Shares                             common stock of companies
                                                       outside the U.S. that Putnam
                                                       Investment Management, LLC
                                                       (Putnam Management) believes are
                                                       fast growing and whose earnings
                                                       are likely to increase over
                                                       time.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3VS                 Putnam VT Vista Fund - Class IB    Objective: capital appreciation.   Putnam Investment Management, LLC
                    Shares                             Invests mainly in common stocks
                                                       of mid-sized U.S. companies with
                                                       a focus on growth stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------



--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   19

------------------- ---------------------------------- ---------------------------------- ----------------------------------
SUBACCOUNT          INVESTING IN                       INVESTMENT OBJECTIVES AND          INVESTMENT ADVISOR OR MANAGER
                                                       POLICIES
------------------- ---------------------------------- ---------------------------------- ----------------------------------

3MI                 Royce Micro-Cap Portfolio          Objective: long-term growth of     Royce & Associates, Inc.
                                                       capital. Invests primarily in a
                                                       broadly diversified portfolio of
                                                       equity securities issued by
                                                       micro-cap companies (companies
                                                       with stock market
                                                       capitalizations below $300
                                                       million).
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3SV                 Third Avenue Value Portfolio       Objective: long-term capital       EQSF Advisers, Inc.
                                                       appreciation. Invests primarily
                                                       in common stocks of
                                                       well-financed, well managed
                                                       companies at a substantial
                                                       discount to what the Adviser
                                                       believes is their true value.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3IT                 Wanger International Small Cap     Objective: long-term growth of     Liberty Wanger Asset Management,
                                                       capital. Invests primarily in      L.P.
                                                       stocks of small- and medium-size
                                                       non-U.S. companies with
                                                       capitalizations of less than $2
                                                       billion.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3SP                 Wanger U.S. Small Cap              Objective: long-term growth of     Liberty Wanger Asset Management,
                                                       capital. Invests primarily in      L.P.
                                                       stocks of small- and medium-size
                                                       U.S. companies with
                                                       capitalizations of less than $2
                                                       billion.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
7AA 8AA             Wells Fargo VT Asset Allocation    Objective: long-term total         Wells Fargo Funds Management,
                    Fund                               return, consistent with            LLC, advisor; Barclays Global
                                                       reasonable risk. Invests           Fund Advisors, sub-advisor.
                                                       primarily in the securities of
                                                       various indexes to replicate the
                                                       total return of the index. We
                                                       use an asset allocation model to
                                                       allocate and reallocate assets
                                                       among common stocks (S&P 500
                                                       Index), U.S. Treasury bonds
                                                       (Lehman Brothers 20+ Bond Index)
                                                       and money market instruments,
                                                       operating from a target
                                                       allocation of 60% stocks and 40%
                                                       bonds.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1WI 2WI             Wells Fargo VT International       Objective: total return with an    Wells Fargo Funds Management,
                    Equity Fund                        emphasis on capital appreciation   LLC, advisor; Wells Capital
                                                       over the long-term. Invests        Management Incorporated,
                                                       primarily in equity securities     sub-advisor.
                                                       of non-U.S. companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1SG 2SG             Wells Fargo VT Small Cap Growth    Objective: long-term capital       Wells Fargo Funds Management,
                    Fund                               appreciation. Invests primarily    LLC, advisor; Wells Capital
                                                       in common stocks issued by         Management Incorporated,
                                                       companies whose market             sub-advisor.
                                                       capitalization falls within the
                                                       range of the Russell 2000 Index,
                                                       which is considered a small
                                                       capitalization index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


--------------------------------------------------------------------------------
20   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb 29th). The interest rate for your fixed account is guaranteed for 12 months from the contract issue date. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

o  the fixed account and/or subaccounts in which you want to invest;

o  how you want to make purchase payments; and

o  a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   21

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

o  no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the settlement date generally must be:

o  on or after the date the annuitant reaches age 59 1/2; and

o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o or all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details).

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

For employees/advisors:

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month
If paying by any other method:
   $1,000 initial payment for qualified annuities
   $2,000 initial payment for nonqualified annuities
   $50 for any additional payments
For other individuals:
   $1 million

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.


--------------------------------------------------------------------------------
22   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

For employees/advisors:

For the first year:
   $2,000,000 up to age 85
   $100,000 for ages 86 to 90
For each subsequent year:
   $100,000 up to age 85
   $50,000 for ages 86 to 90

For other individuals:

For the first year:
   $2,000,000 up to age 85
   $1,000,000 for ages 86 to 90
For each subsequent year:
   $100,000

** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN:

FOR EMPLOYEES/ADVISORS ONLY

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o  a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   23

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.


OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct premium taxes when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o  plus interest credited;

o  minus the sum of amounts surrendered and amounts transferred out; and

o  minus any prorated contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.



--------------------------------------------------------------------------------
24   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;

o  transfers into or out of the subaccounts;

o  partial surrenders; and/or

o  prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

o  changes in funds' net asset value;

o  dividends distributed to the subaccounts;

o  capital gains or losses of funds;

o  fund operating expenses; and/or

o  mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                 NUMBER
                                                                  AMOUNT               ACCUMULATION             OF UNITS
                                            MONTH                INVESTED               UNIT VALUE              PURCHASED
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00
                                            Feb                     100                     18                       5.56
you automatically buy                       Mar                     100                     17                       5.88
more units when the                         Apr                     100                     15                       6.67
per unit market price is low...             May                     100                     16                       6.25
                                            June                    100                     18                       5.56
                                            July                    100                     17                       5.88
and fewer units                             Aug                     100                     19                       5.26
when the per unit                           Sept                    100                     21                       4.76
market price is high.                       Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   25

We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

o  requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:


IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT


Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT

Transfers or surrenders:   $50

MAXIMUM AMOUNT

Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)


--------------------------------------------------------------------------------
26   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

3 BY PHONE:


Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919


TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance


Surrenders:                $100,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

By regular or express mail:

o  payable to you;

o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

o  request that payment be wired to your bank;

o  bank account must be in the same ownership as your contract; and

o  pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   27

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you separated from the service of the employer who purchased the contract;
      or

   -- the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o  contract value;

o  purchase payments minus "adjusted partial surrenders"; or

o the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus "adjusted partial surrenders" since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o  contract value; or

o  purchase payments minus "adjusted partial surrenders."

ADJUSTED PARTIAL SURRENDERS: We calculate an "adjusted partial surrender" for each partial surrender as the product of (a) times (b) where

   (a) is the ratio of the amount of the partial surrender (including any applicable surrender charge) to the contract value on the date of (but prior to) the partial surrender; and

   (b) is the death benefit on the date of (but prior to) the partial surrender.


--------------------------------------------------------------------------------
28   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

EXAMPLE OF DEATH BENEFIT CALCULATION WHEN THE OWNER AND ANNUITANT ARE AGE 80 OR
YOUNGER:

o  You purchase the contract with a payment of $20,000 on Jan. 1, 2001.

o On Jan 1, 2007 (the sixth contract anniversary) the contract value grows to $30,000.

o March 1, 2007 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2007 as follows:

The contract value on the most recent sixth contract anniversary:          $30,000.00
plus purchase payments made since that anniversary:                              0.00
minus "adjusted partial surrenders" taken since that anniversary calculated as:
$1,500 x $30,000  / $28,000 =                                                1,607.14
                                                                           ----------
for a death benefit of:                                                    $28,392.86


IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and


o payouts begin no later than one year after your death, or other date as permitted by the Code; and


o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.


If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 701/2, or any other date permitted by the Code. To do this, your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and


o  payouts begin no later than one year after your death; and


o the payout period does not extend beyond the beneficiary's life or life expectancy.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o  the annuity payout plan you select;

o  the annuitant's age and, in most cases, sex;


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   29

o  the annuity table in the contract; and

o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.


If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


--------------------------------------------------------------------------------
30   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.


SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   31

PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:


o  because of your death;

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:


o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

o  the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


--------------------------------------------------------------------------------
32   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by

o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;

o  the existing funds become unavailable; or

o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o  add new subaccounts;

o  combine any two or more subaccounts;

o  make additional subaccounts investing in additional funds;

o  transfer assets to and from the subaccounts or the variable account; and

o  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER


IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,700 advisors.


IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation


--------------------------------------------------------------------------------
                                                  PROSPECTUS -- MAY 1, 2001   33

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. The action is brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985.

The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. It seeks similar relief to the initial lawsuit.

On October 13, 1998, an action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information ................................. 3

Calculating Annuity Payouts ............................. 7

Rating Agencies ......................................... 8

Principal Underwriter ................................... 9

Independent Auditors .................................... 9

Financial Statements


--------------------------------------------------------------------------------
34   AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY -- BAND 3

                                                                  --------------
IDS LIFE INSURANCE COMPANY  [AMERICAN EXPRESS LOGO]               PRSRT STD AUTO
70100 AXP Financial Center                                         U.S. POSTAGE
Minneapolis, MN 55474                                                  PAID
(800) 862-7919                                                       AMERICAN
                                                                      EXPRESS
americanexpress.com                                               --------------




                                                                 S-6477 D (5/01)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for


             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R)


                          IDS Life Variable Account 10


                                   May 1, 2001


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
800-862-7919

                                TABLE OF CONTENTS


Performance Information.....................................................p. 3

Calculating Annuity Payouts................................................p. 18

Rating Agencies............................................................p. 19

Principal Underwriter......................................................p. 19

Independent Auditors.......................................................p. 19

Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2000


                                                            Performance since
                                                           commencement of the                Performance since
                                                               subaccount                 commencement of the funda
                                                                       Since                                     Since
Subaccount  Investing In:                                 1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                 ------    ------------   ------  -------  --------  ------------
            AXP(R) VARIABLE PORTFOLIO -
   BC1            Blue Chip Advantage Fund (9/99;9/99)b  (11.38%)                 (11.38%)                        0.21%
                                                                         0.21%                 --%      --%
   BD1            Bond Fund (9/99;10/81)                   4.36          4.59       4.36      3.80     7.24       9.35
   CR1            Capital Resource Fund (9/99;10/81)     (18.30)                  (18.30)    10.09    12.14      12.82
                                                                        (3.73)
   CM1            Cash Management Fund (9/99;10/81)        4.78          4.58       4.78      4.14     3.66       5.50
   DE1            Diversified Equity Income Fund          (1.78)         1.97      (1.78)      --       --        1.97
                  (9/99;9/99)
   EM1            Emerging Markets Fund (5/00;5/00)         --         (27.07)c      --        --       --      (27.07)d
   ES1            Equity Select Fund (5/01;5/01)e           --            --         --        --       --         --
   EI1            Extra Income Fund (9/99;5/96)          (10.23)        (7.02)    (10.23)      --       --        1.15
   FI1            Federal Income Fund (9/99;9/99)          7.39          5.67       7.39       --       --        5.67
   GB1            Global Bond Fund (9/99;5/96)             2.22          1.84       2.22       --       --        2.86
   GR1            Growth Fund (9/99;9/99)                (20.11)        (3.28)    (20.11)      --       --       (3.28)
   IE1            International Fund (9/99;1/92)         (25.69)        (3.26)    (25.69)     6.28      --        7.24
   MF1            Managed Fund (9/99;4/86)                (3.28)         5.09      (3.28)    11.57    11.81      10.70
   ND1            New Dimensions Fund(R)(9/99;5/96)      (10.00)         6.99     (10.00)      --       --       16.60
   IV1            S&P 500 Index Fund (5/00;5/00)            --         (10.46)c      --        --       --      (10.46)d
   SC1            Small Cap Advantage Fund (9/99;9/99)     3.13         12.54       3.13       --       --       12.54
   SA1            Strategy Aggressive Fund (9/99;1/92)   (19.86)        17.44     (19.86)    12.10      --       11.23
            AIM V.I.
   1CA            Capital Appreciation Fund (9/99;5/93)  (11.80)        13.10     (11.80)    14.33      --       16.23
   1CD            Capital Development Fund (9/99;5/98)     8.17         28.08       8.17       --       --        9.36
            American Century VP
   1IF            International (9/99;5/94)              (17.67)        14.73     (17.67)    13.95      --       11.07
   1VA            Value (9/99;5/96)                       16.97          6.68      16.97       --       --       11.46
            CALVERT VARIABLE SERIES, INC.
   1SR            Social Balanced Portfolio (5/00;9/86)   (4.20)        (6.48)     (4.20)    10.20    10.14       9.47

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2000


                                                            Performance since
                                                           commencement of the                Performance since
                                                               subaccount                 commencement of the funda
                                                                       Since                                     Since
Subaccount  Investing In:                                 1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                 ------    ------------   ------  -------  --------  ------------
            CREDIT SUISSE WARBURG PINCUS TRUST -
   1EG            Emerging Growth Portfolio (9/99;9/99)b  (2.51)%       23.67%     (2.51)%     --%      --%      21.11%
            FIDELITY VIP
   1GI            III Growth & Income Portfolio           (4.66)         1.16      (4.66)      --       --       14.16
                  (Service Class) (9/99;12/96)
   1MP            III Mid Cap Portfolio (Service Class)   32.40         48.78      32.40       --       --       41.59
                  (9/99;12/98)
   1OS            Overseas Portfolio (Service Class)     (19.97)        (0.93)    (19.97)     9.28     8.17       7.25
                  (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
   1RE            Franklin Real Estate Fund - Class 2     30.29         19.97      30.29      9.36    12.37       9.34
                  (9/99;1/89)f
   1SI            Franklin Value Securities Fund -        23.78         16.72      23.78       --       --       (1.49)
                  Class 2 (9/99;5/98)f
   1IS            Templeton International Smaller         (2.22)         0.85      (2.22)      --       --        2.79
                  Companies Fund - Class 2 (9/99;5/96)f
            GOLDMAN SACHS VIT
   1SE            CORESM Small Cap Equity Fund             0.74         11.40       0.74       --       --        1.80
                  (9/99;2/98)g
   1UE            CORESM U.S. Equity Fund (9/99;2/98)g   (10.52)         0.19     (10.52)      --       --        8.10
   1MC            Mid Cap Value Fund (9/99;5/98)          29.78         18.46      29.78       --       --        3.32
            JANUS ASPEN SERIES
   1AG            Aggressive Growth Portfolio: Service   (32.48)       (44.41)    (32.48)    18.73      --       20.99
                  Shares (5/00;9/93)b, h
   1GT            Global Technology Portfolio: Service      --         (32.69)c      --       --        --      (34.77)d
                  Shares (5/00;1/00)h
   1IG            International Growth Portfolio:        (16.99)       (29.76)    (16.99)    21.92      --       19.40
                  Service Shares (5/00;5/94)h
            LAZARD RETIREMENT SERIES
   1IP            International Equity Portfolio         (10.50)        (2.93)    (10.50)      --       --        8.29
                  (9/99;9/98)
            MFS(R)
   1MG            Investors Growth Stock Series -         (7.24)       (15.27)     (7.24)      --       --       16.55
                  Service Class (previously MFS(R)Growth
                  Series) (5/00;5/99)i
   1MD            New Discovery Series - Service Class    (3.09)       (10.39)     (3.09)      --       --       21.72
                  (5/00;5/98)i




            PUTNAM VARIABLE TRUST
   1IN            Putnam VT International New            (39.31)        (5.75)    (39.31)      --       --        8.33
                  Opportunities Fund - Class IB Shares
                  (9/99;1/97)j
   1VS            Putnam VT Vista Fund - Class IB         (5.05)        22.25      (5.05)      --       --       20.02
                  Shares (9/99;1/97)j
            ROYCE CAPITAL FUND
   1MI            Micro-Cap Portfolio (9/99;12/96)        17.38         25.95      17.38       --       --       16.48
            THIRD AVENUE
   1SV            Value Portfolio (9/99;9/99)             39.12         37.63      39.12       --       --       37.63
            WANGER
   1IT            International Small Cap (9/99;5/95)    (28.68)         6.37     (28.68)    18.65      --       22.42
   1SP            U.S. Small Cap (9/99;5/95)              (9.08)         3.60      (9.08)    17.64      --       18.36
            WELLS FARGO VT
   1AA            Asset Allocation Fund (5/01;4/94)k        --            --        0.01     12.15      --       13.02
   1WI            International Equity Fund (5/01;7/00)k    --            --         --        --       --      (10.81)d
   1SG            Small Cap Growth Fund (5/01;5/95)k        --            --      (23.31)     8.68      --       10.43

a Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Fund had not commenced operations as of Dec. 31, 2000.
f Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) With a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000

                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                Commencement of the funda
                                                                      Since                                     Since
Subaccount  Investing In:                                1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------    ------------   ------  -------  --------  ------------
            AXP(R) VARIABLE PORTFOLIO -
   BC1            Blue Chip Advantage Fund (9/99;9/99)b  (16.89%)       (4.71%)   (16.89%)              --%      (4.71%)
                                                                                               --%
   BD1            Bond Fund (9/99;10/81)                  (2.24)        (0.58)     (2.24)     2.93     7.24       9.35
   CR1            Capital Resource Fund (9/99;10/81)     (23.32)        (8.43)    (23.32)     9.40    12.14      12.82
   CM1            Cash Management Fund (9/99;10/81)       (1.85)        (0.59)     (1.85)     3.27     3.66       5.50
   DE1            Diversified Equity Income Fund          (7.95)        (3.05)     (7.95)      --       --       (3.05)
                  (9/99;9/99)
   EM1            Emerging Markets Fund (5/00;5/00)         --         (31.47)c                --       --      (31.47)d
                                                                                   --
   ES1            Equity Select Fund (5/01;5/01)e           --            --                   --       --         --
                                                                                   --
   EI1            Extra Income Fund (9/99;5/96)          (15.82)       (11.53)    (15.82)      --       --        0.13
   FI1            Federal Income Fund (9/99;9/99)          0.58          0.45       0.58       --       --        0.45
   GB1            Global Bond Fund (9/99;5/96)            (4.24)        (3.18)     (4.24)      --       --        1.88
   GR1            Growth Fund (9/99;9/99)                (25.00)        (8.00)    (25.00)      --       --       (8.00)
   IE1            International Fund (9/99;1/92)         (30.20)        (7.98)    (30.20)     5.48      --        7.24
   MF1            Managed Fund (9/99;4/86)                (9.35)        (0.10)     (9.35)    10.92    11.81       10.70
   ND1            New Dimensions Fund(R)(9/99;5/96)      (15.60)         1.69     (15.60)      --       --       15.98
   IV1            S&P 500 Index Fund (5/00;5/00)            --         (16.03)c      --        --       --      (16.03)d
   SC1            Small Cap Advantage Fund (9/99;9/99)    (3.39)         7.27      (3.39)      --       --        7.27
   SA1            Strategy Aggressive Fund (9/99;1/92)   (24.77)        12.24     (24.77)    11.46      --       11.23
            AIM V.I.
   1CA            Capital Appreciation Fund (9/99;5/93)  (17.28)         7.84     (17.28)    13.74      --       16.23
   1CD            Capital Development Fund (9/99;5/98)     1.29         23.02       1.29       --       --        7.06
            American Century VP
   1IF            International (9/99;5/94)              (22.73)         9.50     (22.73)    13.35      --       10.90
   1VA            Value (9/99;5/96)                        9.97          1.39       9.97       --       --       10.73
            CALVERT VARIABLE SERIES, INC.
   1SR            Social Balanced Portfolio (5/00;9/86)  (10.20)       (15.11)    (10.20)     9.51    10.14       9.47
            CREDIT SUISSE WARBURG PINCUS TRUST -
   1EG            Emerging Growth Portfolio (9/99;9/99)   (8.64)        18.47      (8.64)      --       --       15.99
            FIDELITY VIP
   1GI            III Growth & Income Portfolio          (10.63)        (3.81)    (10.63)      --       --       13.13
                  (Service Class) (9/99;12/96)
   1MP            III Mid Cap Portfolio (Service          25.40         43.94      25.40       --       --       39.12
                  Class) (9/99;12/98)
   1OS            Overseas Portfolio (Service Class)     (24.87)        (5.79)    (24.87)     8.57     8.17       7.25
                  (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
   1RE            Franklin Real Estate Fund - Class 2     23.29         14.81      23.29      8.65    12.37       9.34
                  (9/99;1/89)f
   1SI            Franklin Value Securities Fund -        16.78         11.52      16.78       --       --       (3.85)
                  Class 2 (9/99;5/98)f
   1IS            Templeton International Smaller         (8.37)        (4.10)     (8.37)      --       --        1.81
                  Companies Fund - Class 2 (9/99;5/96)f
            GOLDMAN SACHS VIT
   1SE            CORESM Small Cap Equity Fund            (5.61)         6.12      (5.61)      --       --       (0.49)
                  (9/99;2/98)g
   1UE            CORESM U.S. Equity Fund (9/99;2/98)g   (16.09)        (4.73)    (16.09)      --       --        5.96
   1MC            Mid Cap Value Fund (9/99;5/98)          22.78         13.28      22.78       --       --        0.81

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) With a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                Commencement of the funda
                                                                      Since                                     Since
Subaccount  Investing In:                                1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------    ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   1AG            Aggressive Growth Portfolio: Service   (36.50%)      (49.30%)   (36.50%)   18.22%     --%      20.99%
                  Shares (5/00;9/93)b, h
   1GT            Global Technology Portfolio: Service      --         (36.71)c      --        --       --      (38.63)d
                  Shares (5/00;1/00)h
   1IG            International Growth Portfolio:        (22.10)       (36.09)    (22.10)    21.46      --       19.29
                  Service Shares (5/00;5/94)h
            LAZARD RETIREMENT SERIES
   1IP            International Equity Portfolio         (16.06)        (7.68)    (16.06)      --       --        5.55
                  (9/99;9/98)
            MFS(R)
   1MG            Investors Growth Stock Series -        (13.04)       (23.02)    (13.04)      --       --       12.71
                  Service Class (previously MFS(R)
                  Growth Series (5/00;5/99)I
   1MD            New Discovery Series - Service Class    (9.17)       (18.63)     (9.17)      --       --       19.80
                  (5/00;5/98)I




            PUTNAM VARIABLE TRUST
   1IN            Putnam VT International New            (42.86)       (10.33)    (42.86)      --       --        7.12
                  Opportunities Fund - Class IB Shares
                  (9/99;1/97)j
   1VS            Putnam VT Vista Fund - Class IB        (10.99)        17.12     (10.99)      --       --       19.14
                  Shares (9/99;1/97)j
            ROYCE CAPITAL FUND
   1MI            Micro-Cap Portfolio (9/99;12/96)        10.38         20.86      10.38       --       --       15.68
            THIRD AVENUE
   1SV            Value Portfolio (9/99;9/99)             32.12         32.59      32.12       --       --       32.59
            WANGER
   1IT            International Small Cap (9/99;5/95)    (32.97)         1.11     (32.97)    18.14      --       22.14
   1SP            U.S. Small Cap (9/99;5/95)             (14.74)        (1.51)    (14.74)    17.11               18.03
            WELLS FARGO VT
   1AA            Asset Allocation Fund (5/01;4/94)k        --            --       (6.29)    11.51      --       12.87
   1WI            International Equity Fund                 --            --         --        --       --      (16.35)d
                  (5/01;7/00)k
   1SG            Small Cap Growth Fund (5/01;5/95)k        --            --      (27.98)     7.96      --        9.98

a Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Fund had not commenced operations as of Dec. 31, 2000.
f Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) With a Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                Commencement of the funda
                                                                      Since                                     Since
Subaccount  Investing In:                                1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------    ------------   ------  -------  --------  ------------
            AXP(R) VARIABLE PORTFOLIO -
   BC1            Blue Chip Advantage Fund (9/99;9/99)b  (17.67%)       (5.42%)   (17.67%)                       (5.42%)
                                                                                               --%      --%
   BD1            Bond Fund (9/99;10/81)                  (3.19)        (1.32)     (3.19)     2.57     7.13       9.35
   CR1            Capital Resource Fund (9/99;10/81)     (24.04)        (9.11)    (24.04)     9.12    12.07     (12.82)
   CM1            Cash Management Fund (9/99;10/81)       (2.80)        (1.33)     (2.80)     2.92     3.51       5.50
   DE1            Diversified Equity Income Fund          (8.83)        (3.77)     (8.83)      --       --       (3.77)
                  (9/99;9/99)
   EM1            Emerging Markets Fund (5/00;5/00)         --         (32.10)c                --       --      (32.10)d
                                                                                     --
   ES1            Equity Select Fund (5/01;5/01)e           --            --                   --       --         --
                                                                                     --
   EI1            Extra Income Fund (9/99;5/96)          (16.61)       (12.18)    (16.61)      --       --       (0.26)
   FI1            Federal Income Fund (9/99;9/99)         (0.40)        (0.31)     (0.40)      --       --       (0.31)
   GB1            Global Bond Fund (9/99;5/96)            (5.16)        (3.90)     (5.16)      --       --        1.47
   GR1            Growth Fund (9/99;9/99)                (25.70)        (8.68)    (25.70)      --       --       (8.68)
   IE1            International Fund (9/99;1/92)         (30.84)        (8.66)    (30.84)     5.16      --        7.04
   MF1            Managed Fund (9/99;4/86)               (10.22)        (0.85)    (10.22)    10.65    11.74      10.70
   ND1            New Dimensions Fund(R)(9/99;5/96)      (16.40)         0.93     (16.40)      --       --       15.73
   IV1            S&P 500 Index Fund (5/00;5/00)            --         (16.82)c                --       --      (16.82)d
                                                                                     --
   SC1            Small Cap Advantage Fund (9/99;9/99)    (4.32)         6.51      (4.32)      --       --        6.51
   SA1            Strategy Aggressive Fund (9/99;1/92)   (25.47)        11.49     (25.47)    11.20      --       11.09
            AIM V.I.
   1CA            Capital Appreciation Fund (9/99;5/93)  (18.06)         7.08     (18.06)    13.50      --       16.03
   1CD            Capital Development Fund (9/99;5/98)     0.31         22.29       0.31       --       --        6.72
            American Century VP
   1IF            International (9/99;5/94)              (23.45)         8.74     (23.45)    13.11      --       10.65
   1VA            Value (9/99;5/96)                        8.97          0.63       8.97       --       --       10.44
            CALVERT VARIABLE SERIES, INC.
   1SR            Social Balanced Portfolio (5/00;9/86)  (11.06)       (16.32)    (11.06)     9.23    10.06       9.47
            CREDIT SUISSE WARBURG PINCUS TRUST -
   1EG            Emerging Growth Portfolio               (9.51)        17.72      (9.51)      --       --       15.25
                  (9/99;9/99)
            FIDELITY VIP
   1GI            III Growth & Income Portfolio          (11.48)        (4.53)    (11.48)      --      --        12.96
                  (Service Class) (9/99;12/96)
   1MP            III Mid Cap Portfolio (Service          24.40         43.24      24.40       --      --        38.76
                  Class) (9/99;12/98)
   1OS            Overseas Portfolio (Service Class)     (25.57)        (6.49)    (25.57)     8.28     8.07       7.25
                  (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
   1RE            Franklin Real Estate Fund - Class 2     22.29         14.07      22.29      8.36    12.30       9.34
                  (9/99;1/89)f
   1SI            Franklin Value Securities Fund -        15.78         10.77      15.78       --       --       (4.20)
                  Class 2 (9/99;5/98)f
   1IS            Templeton International Smaller         (9.24)        (4.81)     (9.24)      --       --        1.40
                  Companies Fund - Class 2 (9/99;5/96)f
            GOLDMAN SACHS VIT
   1SE            CORESM Small Cap Equity Fund            (6.52)         5.35      (6.52)      --       --       (0.83)
                  (9/99;2/98)g
   1UE            CORESM U.S. Equity Fund (9/99;2/98)g   (16.88)        (5.44)    (16.88)      --       --        5.65
   1MC            Mid Cap Value Fund (9/99;5/98)          21.78         12.53      21.78       --       --        0.44

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) With a Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                Commencement of the funda
                                                                      Since                                     Since
Subaccount  Investing In:                                1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------    ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   1AG            Aggressive Growth Portfolio: Service   (37.08%)     (49.98%)    (37.08%) 18.02%      --%       20.82%
                  Shares (5/00;9/93)b, h
   1GT            Global Technology Portfolio: Service      --        (37.28)c       --      --        --       (39.18)d
                  Shares (5/00;1/00)h
   1IG            International Growth Portfolio:        (24.19)      (39.12)     (24.19)  21.34       --        19.16
                  Service Shares (5/00;5/94)h
            LAZARD RETIREMENT SERIES
   1IP            International Equity Portfolio         (16.86)       (8.36)     (16.86)    --        --         5.15
                  (9/99;9/98)
            MFS(R)
   1MG            Investors Growth Stock Series -        (13.87)      (24.11)     (13.87)    --        --        12.15
                  Service Class (previously MFS(R)
                  Growth Series)  (5/00;5/99)I
   1MD            New Discovery Series - Service Class   (10.04)      (19.79)     (10.04)    --        --        19.52
                  (5/00;5/98)I
            PUTNAM VARIABLE TRUST
   1IN            Putnam VT International New            (43.37)      (10.99)     (43.37)    --        --         6.92
                  Opportunities Fund - Class IB Shares
                  (9/99;1/97)j
   1VS            Putnam VT Vista Fund - Class IB        (11.84)       16.38      (11.84)    --        --        19.00
                  Shares (9/99;1/97)j
            ROYCE CAPITAL FUND
   1MI            Micro-Cap Portfolio (9/99;12/96)         9.38        20.12        9.38     --        --        15.36
            THIRD AVENUE
   1SV            Value Portfolio (9/99;9/99)             31.12        31.86       31.12     --        --        31.86
            WANGER
   1IT            International Small Cap (9/99;5/95)    (33.59)        0.35      (33.59)  17.93       --        22.00
   1SP            U.S. Small Cap (9/99;5/95)             (15.55)       (2.25)     (15.55)  16.90       --        17.87
            WELLS FARGO VT
   1AA            Asset Allocation Fund (5/01;4/94)k        --           --        (7.19)  11.25       --        12.64
   1WI            International Equity Fund                 --           --          --      --        --       (17.15)d
                  (5/01;7/00)k
   1SG            Small Cap Growth Fund (5/01;5/95)k        --           --       (28.64)   7.66       --         9.75

a Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Fund had not commenced operations as of Dec. 31, 2000.
f Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.

Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                Commencement of the funda
                                                                      Since                                     Since
Subaccount  Investing In:                                1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------    ------------   ------  -------  --------  ------------
            AXP(R) VARIABLE PORTFOLIO -
   BC2            Blue Chip Advantage Fund (9/99;9/99)b  (11.21%)      0.42%      (11.21%)   --%       --%        0.42%

   BD2            Bond Fund (9/99;10/81)                   4.57        4.79         4.57    4.01      7.45        9.57
   CR2            Capital Resource Fund (9/99;10/81)     (18.13)      (3.53)      (18.13)  10.31     12.37       13.05
   CM2            Cash Management Fund (9/99;10/81)        4.99        4.78         4.99    4.34      3.87        5.71
   DE2            Diversified Equity Income Fund          (1.58)       2.17        (1.58)    --        --         2.17
                  (9/99;9/99)
   EM2            Emerging Markets Fund (5/00;5/00)            --    (26.97)c                --        --       (26.97)d
                                                                                     --
   ES2            Equity Select Fund (5/01;5/01)e              --       --                   --        --          --
                                                                                     --
   EI2            Extra Income Fund (9/99;5/96)          (10.05)      (6.84)      (10.05)    --        --         1.33
   FI2            Federal Income Fund (9/99;9/99)          7.61        5.88         7.61     --        --         5.88
   GB2            Global Bond Fund (9/99;5/96)             2.42        2.04         2.42     --        --         3.07
   GR2            Growth Fund (9/99;9/99)                (19.95)      (3.08)      (19.95)    --        --        (3.08)
   IE2            International Fund (9/99;1/92)         (25.55)      (3.06)      (25.55)   6.49       --         7.45
   MF2            Managed Fund (9/99;4/86)                (3.09)       5.30        (3.09)   11.80    12.04       10.92
   ND2            New Dimensions Fund(R)(9/99;5/96)       (9.82)       7.21        (9.82)    --        --        16.83
   IV2            S&P 500 Index Fund (5/00;5/00)            --        (10.34)c               --        --       (10.34)d
                                                                                     --
   SC2            Small Cap Advantage Fund (9/99;9/99)     3.34       12.76         3.34     --        --        12.76
   SA2            Strategy Aggressive Fund (9/99;1/92)   (19.70)      17.67       (19.70)  12.33       --        11.46
            AIM V.I.
   2CA            Capital Appreciation Fund (9/99;5/93)  (11.63)      13.32       (11.63)  14.56       --        16.46
   2CD            Capital Development Fund (9/99;5/98)     8.38       28.34         8.38     --        --         9.58
            American Century VP
   2IF            International (9/99;5/94)              (17.50)      14.96       (17.50)  14.18       --        11.29
   2VA            Value (9/99;5/96)                       17.21        6.89        17.21     --        --        11.69
            CALVERT VARIABLE SERIES, INC.
   2SR            Social Balanced Portfolio (5/00;9/86)   (4.01)      (6.29)       (4.01)  10.42     10.36        9.69
            CREDIT SUISSE WARBURG PINCUS TRUST -
   2EG            Emerging Growth Portfolio (9/99;9/99)   (2.32)      23.92        (2.32)    --        --        21.35
            FIDELITY VIP
   2GI            III Growth & Income Portfolio           (4.47)       1.37        (4.47)    --        --        14.38
                  (Service Class) (9/99;12/96)
   2MP            III Mid Cap Portfolio (Service          32.66       49.08        32.66     --        --        41.88
                  Class) (9/99;12/98)
   2OS            Overseas Portfolio (Service Class)     (19.81)      (0.74)      (19.81)   9.50      8.39        7.46
                  (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
   2RE            Franklin Real Estate Fund - Class 2     30.55       20.21        30.55    9.58     12.60        9.56
                  (9/99;1/89)f
   2SI            Franklin Value Securities Fund -        24.03       16.96        24.03     --        --        (1.29)
                  Class 2 (9/99;5/98)f
   2IS            Templeton International Smaller         (2.03)       1.06        (2.03)    --        --         2.99
                  Companies Fund - Class 2 (9/99;5/96)f
            GOLDMAN SACHS VIT
   2SE            CORESM Small Cap Equity Fund             0.95       11.61         0.95     --        --         2.00
                  (9/99;2/98)g
   2UE            CORESM U.S. Equity Fund (9/99;2/98)g   (10.35)       0.38       (10.35)    --        --         8.31
   2MC            Mid Cap Value Fund (9/99;5/98)          30.04       18.70        30.04     --        --         3.53

Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                Commencement of the funda
                                                                      Since                                     Since
Subaccount  Investing In:                                1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------    ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   2AG            Aggressive Growth Portfolio: Service   (32.34%)    (44.30%)     (32.34%) 18.96%      --%       21.23%
                  Shares (5/00;9/93)b, h
   2GT            Global Technology Portfolio: Service      --       (32.61)c        --      --        --       (34.64)d
                  Shares (5/00;1/00)h
   2IG            International Growth Portfolio:        (16.83)     (29.63)      (16.83)  22.16       --        19.64
                  Service Shares (5/00;5/94)h
            LAZARD RETIREMENT SERIES
   2IP            International Equity Portfolio         (10.32)      (2.74)      (10.32)    --        --         8.51
                  (9/99;9/98)
            MFS(R)
   2MG            Investors Growth Stock Series -         (7.06)     (15.10)       (7.06)    --        --        16.79
                  Service Class (previously MFS(R)
                  Growth Series)  (5/00;5/99)I
   2MD            New Discovery Series - Service Class    (2.89)     (10.21)       (2.89 )   --        --        21.96
                  (5/00;5/98)I




            PUTNAM VARIABLE TRUST
   2IN            Putnam VT International New            (39.19)      (5.56)      (39.19)    --        --         8.54
                  Opportunities Fund - Class IB Shares
                  (9/99;1/97)j
   2VS            Putnam VT Vista Fund - Class IB         (4.86)      22.49        (4.86)    --        --        20.27
                  Shares (9/99;1/97)j
            ROYCE CAPITAL FUND
   2MI            Micro-Cap Portfolio (9/99;12/96)        17.61       26.20        17.61     --        --        16.72
            THIRD AVENUE
   2SV            Value Portfolio (9/99;9/99)             39.39       37.91        39.39     --        --        37.91
            WANGER
   2IT            International Small Cap (9/99;5/95)    (28.54)       6.59       (28.54)  18.88       --        22.66
   2SP            U.S. Small Cap (9/99;5/95)              (8.90)       3.81        (8.90)  17.87       --        18.59
            WELLS FARGO VT
   2AA            Asset Allocation Fund (5/01;4/94)k        --          --          0.21   12.37       --        27.86
   2WI            International Equity Fund                 --          --           --      --        --       (10.72)d
                  (5/01;7/00)k
   2SG            Small Cap Growth Fund (5/01;5/95)k        --          --        (23.19)   8.85       --        35.15

a Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Fund had not commenced operations as of Dec. 31, 2000.
f Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.

Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) With a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                Commencement of the funda
                                                                      Since                                     Since
Subaccount  Investing In:                                1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------    ------------   ------  -------  --------  ------------
            AXP(R) VARIABLE PORTFOLIO -
   BC2            Blue Chip Advantage Fund (9/99;9/99)b  (16.72%)     (4.52%)     (16.72%)    --%      --%       (4.52%)
   BD2            Bond Fund (9/99;10/81)                  (2.05)      (0.38)       (2.05)    3.14     7.45        9.57
   CR2            Capital Resource Fund (9/99;10/81)     (23.17)      (8.24)      (23.17)    9.63    12.37       13.05
   CM2            Cash Management Fund (9/99;10/81)       (1.66)      (0.39)       (1.66)    3.49     3.87        5.71
   DE2            Diversified Equity Income Fund          (7.77)      (2.86)       (7.77)     --       --        (2.86)
                  (9/99;9/99)
   EM2            Emerging Markets Fund (5/00;5/00)         --       (31.38)c        --       --       --       (31.38)d
   ES2            Equity Select Fund (5/01;5/01)e           --          --           --       --       --          --
   EI2            Extra Income Fund (9/99;5/96)          (15.65)     (11.36)      (15.65)     --       --         0.33
   FI2            Federal Income Fund (9/99;9/99)          0.77        0.64         0.77      --       --         0.64
   GB2            Global Bond Fund (9/99;5/96)            (4.05)      (2.98)       (4.05)     --       --         2.09
   GR2            Growth Fund (9/99;9/99)                (24.86)      (7.82)      (24.86)     --       --        (7.82)
   IE2            International Fund (9/99;1/92)         (30.06)      (7.80)      (30.06)    5.70      --         7.45
   MF2            Managed Fund (9/99;4/86)                (9.17)       0.10        (9.17)   11.15    12.04       10.92
   ND2            New Dimensions Fund(R)(9/99;5/96)       (15.43)       1.90      (15.43)     --       --        16.22
   IV2            S&P 500 Index Fund (5/00;5/00)            --       (15.92)c        --       --       --       (15.92)d
   SC2            Small Cap Advantage Fund (9/99;9/99)    (3.19)       7.50        (3.19)     --       --         7.50
   SA2            Strategy Aggressive Fund (9/99;1/92)   (24.62)      12.48       (24.62)   11.69      --        11.46
            AIM V.I.
   2CA            Capital Appreciation Fund (9/99;5/93)  (17.11)       8.07       (17.11)   13.97      --        16.46
   2CD            Capital Development Fund (9/99;5/98)     1.50       23.28         1.50      --       --         7.28
            American Century VP
   2IF            International (9/99;5/94)              (22.58)       9.73       (22.58)   13.58      --        11.13
   2VA            Value (9/99;5/96)                       10.21        1.60        10.21      --       --        10.96
            CALVERT VARIABLE SERIES, INC.
   2SR            Social Balanced Portfolio (5/00;9/86)  (10.03)     (14.94)      (10.03)    9.74    10.36        9.69
            CREDIT SUISSE WARBURG PINCUS TRUST -
   2EG            Emerging Growth Portfolio (9/99;9/99)   (8.45)      18.72        (8.45)     --       --        16.23
            FIDELITY VIP
   2GI            III Growth & Income Portfolio          (10.45)      (3.62)      (10.45)     --       --        13.37
                  (Service Class) (9/99;12/96)
   2MP            III Mid Cap Portfolio (Service          25.66       44.24        25.66      --       --        39.41
                  Class) (9/99;12/98)
   2OS            Overseas Portfolio (Service Class)     (24.72)      (5.60)      (24.72)    8.79     8.39        7.46
                  (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
   2RE            Franklin Real Estate Fund - Class 2     23.55       15.05        23.55     8.87    12.60        9.56
                  (9/99;1/89)f
   2SI            Franklin Value Securities Fund -        17.03       11.75        17.03      --       --        (3.66)
                  Class 2 (9/99;5/98)f
   2IS            Templeton International Smaller         (8.18)      (3.91)       (8.18)     --       --         2.01
                  Companies Fund - Class 2 (9/99;5/96)f
            GOLDMAN SACHS VIT
   2SE            CORESM Small Cap Equity Fund            (5.42)       6.33        (5.42)     --       --        (0.30)
                  (9/99;2/98)g
   2UE            CORESM U.S. Equity Fund (9/99;2/98)g   (15.92)      (4.54)      (15.92)     --       --         6.18
   2MC            Mid Cap Value Fund (9/99;5/98)          23.04       13.52        23.04      --       --         1.01

Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) With a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                Commencement of the funda
                                                                      Since                                     Since
Subaccount  Investing In:                                1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------    ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   2AG            Aggressive Growth Portfolio: Service   (36.38%)    (49.20%)     (36.38%)  18.46%     --%       21.23%
                  Shares (5/00;9/93)b, h
   2GT            Global Technology Portfolio: Service      --       (36.62)c        --                --       (38.52)d
                  Shares (5/00;1/00)h                                                         --
   2IG            International Growth Portfolio:        (21.95)     (35.96)      (21.95)   21.71      --        19.53
                  Service Shares (5/00;5/94)h
            LAZARD RETIREMENT SERIES
   2IP            International Equity Portfolio         (15.90)      (7.49)      (15.90)     --       --         5.77
                  (9/99;9/98)
            MFS(R)
   2MG            Investors Growth Stock Series -        (12.87)     (22.87)      (12.87)     --       --        12.95
                  Service Class (previously MFS(R)
                  Growth Series) (5/00;5/99)I
   2MD            New Discovery Series - Service Class    (8.99)     (18.47)       (8.99)     --       --        20.05
                  (5/00;5/98)I




            PUTNAM VARIABLE TRUST
   2IN            Putnam VT International New            (42.75)     (10.15)      (42.75)     --       --         7.35
                  Opportunities Fund - Class IB Shares
                  (9/99;1/97)j
   2VS            Putnam VT Vista Fund - Class IB        (10.82)      17.36       (10.82)     --       --        19.39
                  Shares (9/99;1/97)j
            ROYCE CAPITAL FUND
   2MI            Micro-Cap Portfolio (9/99;12/96)        10.61       21.11        10.61      --       --        15.93
            THIRD AVENUE
   2SV            Value Portfolio (9/99;9/99)             32.39       32.86        32.39      --       --        32.86
            WANGER
   2IT            International Small Cap (9/99;5/95)    (32.84)       1.31       (32.84)   18.38      --        22.39
   2SP            U.S. Small Cap (9/99;5/95)             (14.57)      (1.31)      (14.57)   17.35      --        18.27
            WELLS FARGO VT
   2AA            Asset Allocation Fund (5/01;4/94)k        --          --         (6.10)   11.74      --        27.78
   2WI            International Equity Fund                 --          --           --       --       --       (16.27)d
                  (5/01;7/00)k
   2SG            Small Cap Growth Fund (5/01;5/95)k        --          --        (27.87)    8.12      --        34.98

a Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Fund had not commenced operations as of Dec. 31, 2000.
f Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.

Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) With a Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                Commencement of the funda
                                                                      Since                                     Since
Subaccount  Investing In:                                1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------    ------------   ------  -------  --------  ------------
            AXP(R) VARIABLE PORTFOLIO -
   BC2            Blue Chip Advantage Fund (9/99;9/99)b  (17.51%)     (5.23%)     (17.51%)    --%      --%       (5.23%)
   BD2            Bond Fund (9/99;10/81)                  (3.00)      (1.13)       (3.00)    2.78     7.35        9.57
   CR2            Capital Resource Fund (9/99;10/81)     (23.88)      (8.92)      (23.88)    9.35    12.30       13.05
   CM2            Cash Management Fund (9/99;10/81)       (2.61)      (1.14)       (2.61)    3.14     3.72        5.71
   DE2            Diversified Equity Income Fund          (8.65)      (3.58)       (8.65)     --       --        (3.58)
                  (9/99;9/99)
   EM2            Emerging Markets Fund (5/00;5/00)         --       (32.01)c                 --       --       (32.01)d
                                                                                    --
   ES2            Equity Select Fund (5/01;5/01)e           --          --                    --       --          --
                                                                                    --
   EI2            Extra Income Fund (9/99;5/96)          (16.45)     (12.01)      (16.45)     --       --        (0.08)
   FI2            Federal Income Fund (9/99;9/99)         (0.20)      (0.11)       (0.20)     --       --        (0.11)
   GB2            Global Bond Fund (9/99;5/96)            (4.97)      (3.71)       (4.97)     --       --         1.69
   GR2            Growth Fund (9/99;9/99)                (25.56)      (8.50)      (25.56)     --       --        (8.50)
   IE2            International Fund (9/99;1/92)         (30.70)      (8.48)      (30.70)    5.38      --         7.26
   MF2            Managed Fund (9/99;4/86)               (10.04)      (0.65)      (10.40)   10.88    11.97       10.92
   ND2            New Dimensions Fund(R)(9/99;5/96)       (16.23)      1.13       (16.23)     --       --        15.97
   IV2            S&P 500 Index Fund (5/00;5/00)            --       (16.71)c        --       --       --       (16.71)d

   SC2            Small Cap Advantage Fund (9/99;9/99)    (4.13)       6.74        (4.13)     --       --         6.74
   SA2            Strategy Aggressive Fund (9/99;1/92)   (25.32)      11.73       (25.32)   11.43      --        11.31
            AIM V.I.
   2CA            Capital Appreciation Fund (9/99;5/93)  (17.90)       7.31       (17.90)   13.73      --        16.27
   2CD            Capital Development Fund (9/99;5/98)     0.51       22.55         0.51      --       --         6.95
            American Century VP
   2IF            International (9/99;5/94)              (23.30)       8.98       (23.30)   13.34      --        10.88
   2VA            Value (9/99;5/96)                        9.21        0.83         9.21      --       --        10.67
            CALVERT VARIABLE SERIES, INC.
   2SR            Social Balanced Portfolio (5/00;9/86)  (10.89)     (16.16)      (10.89)    9.46    10.28        9.69
            CREDIT SUISSE WARBURG PINCUS TRUST -
   2EG            Emerging Growth Portfolio (9/99;9/99)   (9.33)      17.97        (9.33)     --       --        15.50
            FIDELITY VIP
   2GI            III Growth & Income Portfolio          (11.31)      (4.34)      (11.31)     --       --        13.20
                  (Service Class) (9/99;12/96)
   2MP            III Mid Cap Portfolio (Service          24.66       43.54        24.66      --       --        39.05
                  Class) (9/99;12/98)
   2OS            Overseas Portfolio (Service Class)     (25.43)      (6.31)      (25.43)    8.51    8.29         7.46
                  (9/99;1/87)
            FRANKLIN TEMPLETON VIP TRUST
   2RE            Franklin Real Estate Fund - Class 2     22.55       14.31        22.55     8.59    12.53        9.56
                  (9/99;1/89)f
   2SI            Franklin Value Securities Fund -        16.03       11.00        16.03      --       --        (4.01)
                  Class 2 (9/99;5/98)f
   2IS            Templeton International Smaller         (9.06)      (4.62)       (9.06)     --       --         1.61
                  Companies Fund - Class 2 (9/99;5/96)f
            GOLDMAN SACHS VIT
   2SE            CORESM Small Cap Equity Fund            (6.33)       5.57        (6.33)     --       --        (0.63)
                  (9/99;2/98)g
   2UE            CORESM U.S. Equity Fund (9/99;2/98)g   (16.72)      (5.25)      (16.72)     --       --         5.87
   2MC            Mid Cap Value Fund (9/99;5/98)          22.04       12.77        22.04      --       --         0.64


Average Annual Total Return For Qualified Annuities (Without Purchase Payment Credits) With a Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                Commencement of the funda
                                                                      Since                                     Since
Subaccount  Investing In:                                1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------    ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   2AG            Aggressive Growth Portfolio: Service   (36.95%)    (49.89%)     (36.95%)  18.26%     --%       21.06%
                  Shares (5/00;9/93)b, h
   2GT            Global Technology Portfolio: Service      --       (37.20)c        --       --       --       (39.07)d
                  Shares (5/00;1/00)h
   2IG            International Growth Portfolio:        (22.68)     (36.85)      (22.68)   21.53      --        19.37
                  Service Shares (5/00;5/94)h
            LAZARD RETIREMENT SERIES
   2IP            International Equity Portfolio         (16.69)      (8.18)      (16.69)     --       --         5.37
                  (9/99;9/98)
            MFS(R)
   2MG            Investors Growth Stock Series -        (13.69)     (23.96)      (13.69)     --       --        12.39
                  Service Class (previously MFS(R)
                  Growth Series) (5/00;5/99)I
   2MD            New Discovery Series - Service Class    (9.86)     (19.63)       (9.86)     --       --        19.77
                  (5/00;5/98)I




            PUTNAM VARIABLE TRUST
   2IN            Putnam VT International New            (43.25)     (10.82)      (43.25)     --       --         7.15
                  Opportunities Fund - Class IB Shares
                  (9/99;1/97)j
   2VS            Putnam VT Vista Fund - Class IB        (11.67)      16.62       (11.67)     --       --        19.25
                  Shares (9/99;1/97)j
            ROYCE CAPITAL FUND
   2MI            Micro-Cap Portfolio (9/99;12/96)         9.61       20.38         9.61      --       --        15.61
            THIRD AVENUE
   2SV            Value Portfolio (9/99;9/99)             31.39       32.14        31.39      --       --        32.14
            WANGER
   2IT            International Small Cap (9/99;5/95)    (33.45)       0.55       (33.45)   18.18      --        22.25
   2SP            U.S. Small Cap (9/99;5/95)             (15.38)      (2.05)      (15.38)   17.14      --        18.11
            WELLS FARGO VT
   2AA            Asset Allocation Fund (5/01;4/94)k        --          --         (7.00)   11.48      --        27.67
   2WI            International Equity Fund                 --          --           --       --       --       (17.06)d
                  (5/01;7/00)k
   2SG            Small Cap Growth Fund (5/01;5/95)k        --          --        (28.54)    7.83      --        34.89

a Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Fund had not commenced operations as of Dec. 31, 2000.
f Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:
     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
     (b) less a pro rata share of the subaccount expenses accrued over the period;
     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
     (d)  multiplying the base period return by 365/7.

The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and o any dividends declared for such shares.

It does not include:
o the effect of any applicable surrender charge, or o any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000

Subaccount   Investing In:                                    Simple Yield  Compound Yield
----------   -------------                                    ------------  --------------
CM1          AXP(R)Variable Portfolio - Cash Management Fund        4.96%          5.08%
CM2          AXP(R)Variable Portfolio - Cash Management Fund       5.16           5.29

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[( a-b + 1) to the power of 6 - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000

Subaccount    Investing in:                                             Yield
----------    -------------                                             -----
BD1           AXP(R)Variable Portfolio - Bond Fund                       6.93%
BD2           AXP(R)Variable Portfolio - Bond Fund                       6.97
EI1           AXP(R)Variable Portfolio - Extra Income Fund              10.36
EI2           AXP(R)Variable Portfolio - Extra Income Fund              10.46
FI1           AXP(R)Variable Portfolio - Federal Income Fund             5.43
FI2           AXP(R)Variable Portfolio - Federal Income Fund             5.29
GB1           AXP(R)Variable Portfolio - Global Bond Fund                0.00
GB2           AXP(R)Variable Portfolio - Global Bond Fund                0.00

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best            A+ (Superior)

    Duff & Phelps               AAA

       Moody's            Aa2 (Excellent)

--------------------------------------------------------------------------------
A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. IDS Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in IDS Life's General Account and reflects IDS Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with IDS Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.


Surrender charges we received for the last year aggregated total $18,285,051.

Commissions we paid for the last year aggregated total $56,849,306.


The contract is new as of 1999 and therefore, we do not have three years of history for withdrawal charges received or commission paid.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) (comprised of subaccounts BC1, BC2, BD1, BD2, CR1, CR2, CM1, CM2, DE1, DE2, EM1, EM2, EI1, EI2, FI1, FI2, GB1, GB2, GR1, GR2, IE1, IE2, MF1, MF2, ND1, ND2, IV1, IV2, SC1, SC2, SA1, SA2, 1CA, 2CA, 1CD, 2CD, 1IF, 2IF, 1VA, 2VA, 1SR, 2SR, 1EG, 2EG, 1GI, 2GI, 1MP, 2MP, 1OS, 2OS, 1RE, 2RE, 1SI, 2SI, 1IS, 2IS, 1SE, 2SE, 1UE, 2UE, 1MC, 2MC, 1AG, 2AG, 1GT, 2GT, 1IG, 2IG, 1IP, 2IP, 1MG, 2MG, 1MD, 2MD, 1IN, 2IN, 1VS, 2VS, 1MI, 2MI, 1SV, 2SV, 1IT, 2IT, 1SP and 2SP) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) at December 31, 2000, and the individual and combined results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001

IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
Assets                     BC1          BC2          BD1            BD2          CR1          CR2           CM1            CM2
Investments in
shares of mutual
funds and portfolios:
  at cost              $ 46,361,413 $ 35,099,500 $ 46,239,228   $ 32,627,676 $ 26,186,060 $ 28,380,024 $ 213,295,133  $ 181,419,519
                       ------------ ------------ ------------   ------------ ------------ ------------ -------------  -------------
  at market value      $ 42,617,230 $ 32,314,200 $ 46,356,059   $ 32,735,007 $ 20,786,097 $ 22,411,025 $ 213,266,882  $ 181,400,600
Dividends receivable             --           --      255,660        181,427           --           --     1,002,267        841,988
Accounts receivable
from IDS Life for
contract purchase
payments                     54,845       33,224       65,364          5,635       34,365      100,284     2,050,828        490,811
Receivable from
mutual funds
and portfolios
for share
redemptions                      --           --           --             --           --           --            --             --
                            -------       ------       ------         ------         ----      -------        ------         ------
Total assets             42,672,075   32,347,424   46,677,083     32,922,069   20,820,462   22,511,309   216,319,977    182,733,399
                         ----------   ----------   ----------     ----------   ----------   ----------   -----------    -----------

Liabilities
Payable to IDS
Life for:
  Mortality and
  expense risk fee           31,552       18,755       33,746         18,895       15,278       13,081       159,522        105,682
  Contract
  terminations                   --           --           --             --           --           --            --             --
Payable to mutual
funds and
portfolios for
investments
purchased                        --           --           --             --           --           --            --             --
                              -----          ---       ------         ------         ----         ----          ----           ----
Total liabilities            31,552       18,755       33,746         18,895       15,278       13,081       159,522        105,682
                             ------       ------       ------         ------       ------       ------       -------        -------
Net assets
applicable to
contracts in
accumulation
period                   42,494,389   32,204,664   46,511,469     32,684,356   20,661,052   22,440,170   216,124,722    182,535,192
Net assets
applicable to
contracts in
payment period              146,134      124,005      131,868        218,818      144,132       58,058        35,733         92,525
                            -------      -------      -------        -------      -------       ------        ------         ------
Total net assets       $ 42,640,523 $ 32,328,669 $ 46,643,337   $ 32,903,174 $ 20,805,184 $ 22,498,228 $ 216,160,455  $ 182,627,717
                       ------------ ------------ ------------   ------------ ------------ ------------ -------------  -------------
Accumulation
units outstanding        43,160,879   32,624,409   43,919,764     30,783,302   22,158,834   24,003,237   203,921,835    171,785,378
                         ----------   ----------   ----------     ----------   ----------   ----------   -----------    -----------
Net asset value
per accumulation
unit                         $ 0.98       $ 0.99       $ 1.06         $ 1.06       $ 0.93       $ 0.93        $ 1.06         $ 1.06
                             ------       ------       ------         ------       ------       ------        ------         ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                                  Segregated Asset Subaccounts
Assets                      DE1            DE2       EM1        EM2            EI1            EI2            FI1            FI2
Investments in
shares of mutual
funds and portfolios:
  at cost             $ 14,065,644   $ 12,070,781 $ 585,432  $ 802,848   $ 54,344,112   $ 32,742,125   $ 26,067,571   $ 17,024,544
                      ------------   ------------ ---------  ---------   ------------   ------------   ------------   ------------
  at market value     $ 14,361,937   $ 12,331,512 $ 510,699  $ 666,105   $ 47,467,376   $ 28,631,608   $ 26,683,478   $ 17,407,951
Dividends receivable            --             --        --         --        396,350        238,462        115,406         73,349
Accounts receivable
from IDS Life for
contract purchase
payments                    31,621             --        91      2,165         91,290         62,236             --         84,961
Receivable from
mutual funds and
portfolios for
share redemptions               --             --        --         --             --             --             --             --
                         ---------           ----      ----      -----          -----          -----          -----          -----
Total assets            14,393,558     12,331,512   510,790    668,270     47,955,016     28,932,306     26,798,884     17,566,261
                        ----------     ----------   -------    -------     ----------     ----------     ----------     ----------

Liabilities
Payable to IDS
Life for:
  Mortality and
  expense risk fee          10,553          7,165       369        361         35,211         16,665         19,691          9,888
  Contract
  terminations                  --          9,425        --         --             --             --         35,715             --
Payable to mutual
funds and portfolios
for investments
purchased                       --             --        --         --             --             --             --             --
                              ----           ----      ----      -----          -----           ----          -----          -----
Total liabilities           10,553         16,590       369        361         35,211         16,665         55,406          9,888
                            ------         ------       ---        ---         ------         ------         ------          -----
Net assets
applicable to
contracts in
accumulation period     14,343,331     12,254,838   510,421    667,909     47,823,990     28,893,243     26,555,154     17,556,373
Net assets applicable
to contracts in
payment period              39,674         60,084        --         --         95,815         22,398        188,324             --
                            ------         ------     -----       ----         ------         ------        -------      ---------
Total net assets      $ 14,383,005   $ 12,314,922 $ 510,421  $ 667,909   $ 47,919,805   $ 28,915,641   $ 26,743,478   $ 17,556,373
                      ------------   ------------ ---------  ---------   ------------   ------------   ------------   ------------
Accumulation
units outstanding       14,226,644     12,123,600   693,177    905,842     52,654,863     31,722,406     24,654,215     16,257,973
                        ----------     ----------   -------    -------     ----------     ----------     ----------     ----------
Net asset value per
accumulation unit           $ 1.01         $ 1.01    $ 0.74     $ 0.74         $ 0.91         $ 0.91         $ 1.08         $ 1.08
                            ------         ------    ------     ------         ------         ------         ------         ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                                   Segregated Asset Subaccounts
Assets                     GB1         GB2            GR1            GR2            IE1          IE2          MF1          MF2
Investments in shares
of mutual funds and
portfolios:
  at cost              $ 14,053,182 $ 8,883,305  $ 125,976,009  $ 114,963,869   $ 20,399,727 $ 18,497,174 $ 46,641,462 $ 33,213,823
                       ------------ -----------  -------------  -------------   ------------ ------------ ------------ ------------
  at market value      $ 14,464,272 $ 9,148,347  $ 100,231,930   $ 92,409,712   $ 14,793,392 $ 13,258,602 $ 42,250,467 $ 30,080,634
Dividends receivable             --          --             --             --             --           --           --           --
Accounts receivable
from IDS Life for
contract purchase
payments                      9,778      55,934        306,795        263,899        140,008       10,850      101,565       96,538
Receivable from
mutual funds and
portfolios for
share redemptions                --          --             --             --             --           --           --           --
                              -----        ----            ---           ----           ----        -----          ---          ---
Total assets             14,474,050   9,204,281    100,538,725     92,673,611     14,933,400   13,269,452   42,352,032   30,177,172
                         ----------   ---------    -----------     ----------     ----------   ----------   ----------   ----------

Liabilities
Payable to IDS
Life for:
  Mortality and
  expense risk fee           10,564       5,275         73,355         53,287         10,853        7,714       30,967       17,561
  Contract
  terminations                   --          --             --             --             --           --           --           --
Payable to mutual
funds and portfolios
for investments
purchased                        --          --             --             --             --           --           --           --
                              -----        ----           ----           ----           ----        -----          ---         ----
Total liabilities            10,564       5,275         73,355         53,287         10,853        7,714       30,967       17,561
                             ------       -----         ------         ------         ------        -----       ------       ------
Net assets applicable
to contracts in
accumulation period      14,463,486   9,199,006    100,340,708     92,416,728     14,829,504   13,252,695   41,880,072   29,899,367
Net assets applicable
to contracts in
payment period                   --          --        124,662        203,596         93,043        9,043      440,993      260,244
                              -----        ----        -------        -------         ------        -----      -------      -------
Total net assets       $ 14,463,486 $ 9,199,006  $ 100,465,370   $ 92,620,324   $ 14,922,547 $ 13,261,738 $ 42,321,065 $ 30,159,611
                       ------------ -----------  -------------   ------------   ------------ ------------ ------------ ------------
Accumulation units
outstanding              14,136,694   8,967,857    106,410,129     97,753,895     15,669,531   13,967,274   39,809,954   28,347,806
                         ----------   ---------    -----------     ----------     ----------   ----------   ----------   ----------
Net asset value per
accumulation unit            $ 1.02      $ 1.03         $ 0.94         $ 0.95         $ 0.95       $ 0.95       $ 1.05       $ 1.05
                             ------      ------         ------         ------         ------       ------       ------       ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                                     Segregated Asset Subaccounts
Assets                       ND1           ND2          IV1          IV2          SC1          SC2           SA1          SA2
Investments in
shares of mutual
funds and portfolios:
  at cost               $ 274,882,536 $ 221,404,525 $ 13,754,212  $ 9,550,217 $ 19,312,835 $ 17,442,053 $ 111,625,679 $ 89,567,873
                        ------------- ------------- ------------  ----------- ------------ ------------ ------------- ------------
  at market value       $ 235,285,916 $ 190,267,562 $ 12,719,696  $ 8,812,503 $ 19,069,820 $ 17,228,183  $ 70,827,955 $ 57,270,508
Dividends receivable               --            --           --           --           --           --            --           --
Accounts receivable
from IDS Life for
contract purchase
payments                      779,624       502,174      157,508       90,014           --       28,540       312,695       97,687
Receivable from
mutual funds and
portfolios for
share redemptions                  --            --           --           --           --           --            --           --
                         ------------- ------------- ------------  ----------- ------------ ------------ ------------- ------------
Total assets              236,065,540   190,769,736   12,877,204    8,902,517   19,069,820   17,256,723    71,140,650   57,368,195
                          -----------   -----------   ----------    ---------   ----------   ----------    ----------   ----------

Liabilities
Payable to IDS
Life for:
  Mortality and
  expense risk fee            172,498       110,000        8,874        4,916       13,838        9,952        51,834       33,067
  Contract terminations            --            --           --           --       75,881           --            --           --
Payable to mutual
funds and portfolios
for investments
purchased                          --            --           --           --           --           --            --           --
                          -----------   -----------   ----------    ---------   ----------   ----------    ----------   ----------
Total liabilities             172,498       110,000        8,874        4,916       89,719        9,952        51,834       33,067
                              -------       -------        -----        -----       ------        -----        ------       ------
Net assets applicable
to contracts in
accumulation period       234,945,931   190,146,617   12,757,813    8,897,601   18,963,421   17,246,771    70,926,728   57,188,770
Net assets applicable
to contracts in
payment period                947,111       513,119      110,517           --       16,680           --       162,088      146,358
                              -------       -------      -------        -----       ------        -----       -------      -------
Total net assets        $ 235,893,042 $ 190,659,736 $ 12,868,330  $ 8,897,601 $ 18,980,101 $ 17,246,771  $ 71,088,816 $ 57,335,128
                        ------------- ------------- ------------  ----------- ------------ ------------  ------------ ------------
Accumulation units
outstanding               219,315,532   177,036,037   14,083,617    9,811,519   16,348,580   14,830,157    58,413,697   46,977,698
                          -----------   -----------   ----------    ---------   ----------   ----------    ----------   ----------
Net asset value per
accumulation unit              $ 1.07        $ 1.07       $ 0.91       $ 0.91       $ 1.16       $ 1.16        $ 1.21       $ 1.22
                               ------        ------       ------       ------       ------       ------        ------       ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                                   Segregated Asset Subaccounts
Assets                     1CA          2CA          1CD          2CD          1IF          2IF            1VA            2VA
Investments in shares
of mutual funds and
portfolios:
  at cost              $ 64,659,177 $ 52,080,717 $ 27,159,734 $ 23,167,499 $ 27,139,274 $ 20,442,816   $ 19,507,941   $ 13,561,486
                       ------------ ------------ ------------ ------------ ------------ ------------   ------------   ------------
  at market value      $ 53,974,720 $ 43,547,130 $ 27,199,873 $ 23,283,071 $ 24,406,383 $ 18,555,890   $ 22,777,190   $ 15,805,932
Dividends receivable             --           --           --           --           --           --             --             --
Accounts receivable
from IDS Life for
contract purchase
payments                     90,165      132,984       23,121       60,840       41,151       68,500         33,583         18,732
Receivable from
mutual funds and
portfolios for
share redemptions            40,121       25,544       20,072       13,488       17,906       10,756         16,860          9,179
                             ------       ------       ------       ------       ------       ------         ------          -----
Total assets             54,105,006   43,705,658   27,243,066   23,357,399   24,465,440   18,635,146     22,827,633     15,833,843
                         ----------   ----------   ----------   ----------   ----------   ----------     ----------     ----------

Liabilities
Payable to IDS
Life for:
  Mortality and
  expense risk fee           40,121       25,544       20,072       13,488       17,906       10,756         16,860          9,179
  Contract terminations          --           --           --           --           --           --             --             --
Payable to mutual
funds and portfolios
for investments
purchased                    90,165      132,984       23,121       60,840       41,151       68,500         33,583         18,732
                             ------      -------       ------       ------       ------       ------         ------         ------
Total liabilities           130,286      158,528       43,193       74,328       59,057       79,256         50,443         27,911
                            -------      -------       ------       ------       ------       ------         ------         ------
Net assets applicable
to contracts in
accumulation period      53,802,081   43,436,004   27,191,979   23,283,071   24,390,799   18,447,369     22,650,579     15,688,565
Net assets applicable
to contracts in
payment period              172,639      111,126        7,894           --       15,584      108,521        126,611        117,367
                            -------      -------        -----         ----       ------      -------        -------        -------
Total net assets       $ 53,974,720 $ 43,547,130 $ 27,199,873 $ 23,283,071 $ 24,406,383 $ 18,555,890   $ 22,777,190   $ 15,805,932
                       ------------ ------------ ------------ ------------ ------------ ------------   ------------   ------------
Accumulation units
outstanding              46,419,120   37,378,870   19,877,962   16,976,713   20,591,294   15,533,280     21,040,614     14,535,588
                         ----------   ----------   ----------   ----------   ----------   ----------     ----------     ----------
Net asset value per
accumulation unit            $ 1.16       $ 1.16       $ 1.37       $ 1.37       $ 1.18       $ 1.19         $ 1.08         $ 1.08
                             ------       ------       ------       ------       ------       ------         ------         ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                       1SR         2SR           1EG          2EG          1GI           2GI            1MP            2MP
Investments in shares
of mutual funds
and portfolios:
  at cost               $ 1,780,499 $ 1,355,802  $ 31,457,655 $ 24,895,716 $ 80,459,578  $ 65,945,182   $ 70,300,585   $ 55,567,643
                        ----------- -----------  ------------ ------------ ------------  ------------   ------------   ------------
  at market value       $ 1,626,644 $ 1,234,663  $ 29,066,767 $ 22,943,935 $ 77,507,705  $ 63,409,394   $ 79,462,679   $ 63,052,291
Dividends receivable             --          --        23,149       18,347           --            --        273,872        217,260
Accounts receivable
from IDS Life for
contract purchase
payments                      3,524       1,264       163,135       31,948      141,324       120,844        137,355        114,661
Receivable from mutual
funds and portfolios
for share
redemptions                   1,136         677        21,967       13,726       56,478        36,245         58,351         36,530
                              -----         ---        ------       ------       ------        ------         ------         ------
Total assets              1,631,304   1,236,604    29,275,018   23,007,956   77,705,507    63,566,483     79,932,257     63,420,742
                          ---------   ---------    ----------   ----------   ----------    ----------     ----------     ----------

Liabilities
Payable to IDS Life for:
  Mortality and
  expense risk fee            1,136         677        21,968       13,726       56,478        36,245         58,351         36,530
  Contract terminations          --          --            --           --           --            --             --             --
Payable to mutual
funds and portfolios
for investments
purchased                     3,524       1,264       186,283       50,295      141,324       120,844        411,227        331,921
                              -----       -----       -------       ------      -------       -------        -------        -------
Total liabilities             4,660       1,941       208,251       64,021      197,802       157,089        469,578        368,451
                              -----       -----       -------       ------      -------       -------        -------        -------
Net assets applicable
to contracts in
accumulation period       1,626,644   1,234,663    29,037,513   22,937,263   77,277,860    63,348,520     79,266,871     62,904,711
Net assets applicable
to contracts in
payment period                   --          --        29,254        6,672      229,845        60,874        195,808        147,580
                             ------       -----        ------        -----      -------        ------        -------        -------
Total net assets        $ 1,626,644 $ 1,234,663  $ 29,066,767 $ 22,943,935 $ 77,507,705  $ 63,409,394   $ 79,462,679   $ 63,052,291
                        ----------- -----------  ------------ ------------ ------------  ------------   ------------   ------------
Accumulation units
outstanding               1,692,742   1,282,907    22,624,259   17,824,986   77,558,155    63,413,963     48,251,254     38,192,652
                          ---------   ---------    ----------   ----------   ----------    ----------     ----------     ----------
Net asset value per
accumulation unit            $ 0.96      $ 0.96        $ 1.28       $ 1.29       $ 1.00        $ 1.00         $ 1.64         $ 1.65
                             ------      ------        ------       ------       ------        ------         ------         ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                                     Segregated Asset Subaccounts
Assets                       1OS           2OS         1RE         2RE          1SI          2SI          1IS            2IS
Investments in
shares of
mutual funds
and portfolios:
  at cost                $ 26,267,348  $ 21,843,875 $ 7,041,418 $ 7,785,966  $ 2,918,908  $ 2,848,169  $ 5,825,102    $ 3,420,624
                         ------------  ------------ ----------- -----------  -----------  -----------  -----------    -----------
  at market value        $ 22,558,219  $ 18,664,093 $ 7,721,569 $ 8,611,678  $ 3,449,583  $ 3,399,162  $ 5,644,937    $ 3,326,898
Dividends receivable               --            --          --          --           --           --           --             --
Accounts receivable from
IDS Life for contract
purchase payments              90,800        42,964      10,301      10,023       12,218        4,795        5,346          6,326
Receivable from mutual
funds and portfolios
for share redemptions          16,630        10,940       5,552       4,937        2,517        1,978        4,211          1,941
                               ------        ------       -----       -----        -----        -----        -----          -----
Total assets               22,665,649    18,717,997   7,737,422   8,626,638    3,464,318    3,405,935    5,654,494      3,335,165
                           ----------    ----------   ---------   ---------    ---------    ---------    ---------      ---------

Liabilities
Payable to IDS Life for:
  Mortality and expense
  risk fee                     16,630        10,940       5,552       4,937        2,517        1,978        4,211          1,941
  Contract terminations            --            --          --          --           --           --           --             --
Payable to mutual funds
and portfolios for
investments purchased          90,800        42,964      10,301      10,023       12,218        4,795        5,346          6,326
                               ------        ------      ------      ------       ------        -----        -----          -----
Total liabilities             107,430        53,904      15,853      14,960       14,735        6,773        9,557          8,267
                              -------        ------      ------      ------       ------        -----        -----          -----
Net assets applicable
to contracts in
accumulation period        22,504,972    18,517,013   7,718,328   8,611,678    3,449,583    3,399,162    5,644,937      3,326,898
Net assets applicable
to contracts in
payment period                 53,247       147,080       3,241          --           --           --           --             --
                               ------       -------       -----        ----          ---       ------         ----           ----
Total net assets         $ 22,558,219  $ 18,664,093 $ 7,721,569 $ 8,611,678  $ 3,449,583  $ 3,399,162  $ 5,644,937    $ 3,326,898
                         ------------  ------------ ----------- -----------  -----------  -----------  -----------    -----------
Accumulation units
outstanding                22,910,417    18,802,071   6,181,452   6,879,005    2,896,941    2,846,415    5,681,762      3,340,062
                           ----------    ----------   ---------   ---------    ---------    ---------    ---------      ---------
Net asset value per
accumulation unit              $ 0.98        $ 0.98      $ 1.25      $ 1.25       $ 1.19       $ 1.19       $ 0.99         $ 1.00
                               ------        ------      ------      ------       ------       ------       ------         ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                                    Segregated Asset Subaccounts
Assets                      1SE          2SE          1UE          2UE          1MC          2MC            1AG            2AG
Investments in
shares of mutual
funds and portfolios:
  at cost               $ 17,170,791 $ 11,918,151 $ 59,383,637 $ 45,907,592 $ 10,585,357  $ 7,802,149   $ 32,653,016   $ 28,708,723
                        ------------ ------------ ------------ ------------ ------------  -----------   ------------   ------------
  at market value       $ 16,896,746 $ 11,726,585 $ 54,626,689 $ 42,286,180 $ 12,654,338  $ 9,404,909   $ 23,694,085   $ 20,857,509
Dividends receivable              --           --           --           --           --           --             --             --
Accounts receivable
from IDS Life for
contract purchase
payments                      40,349       14,140       30,013       27,839       17,712       12,723         60,822        116,978
Receivable from
mutual funds and
portfolios for
share redemptions             12,588        6,955       40,239       24,391        9,234        5,476         17,334         11,999
                              ------        -----       ------       ------        -----        -----         ------         ------
Total assets              16,949,683   11,747,680   54,696,941   42,338,410   12,681,284    9,423,108     23,772,241     20,986,486
                          ----------   ----------   ----------   ----------   ----------    ---------     ----------     ----------

Liabilities
Payable to IDS Life for:
  Mortality and
  expense risk fee            12,588        6,955       40,239       24,391        9,234        5,476         17,334         11,999
  Contract terminations           --           --           --           --           --           --             --             --
Payable to mutual
funds and portfolios
for investments
purchased                     40,349       14,140       30,013       27,839       17,712       12,723         60,822        116,978
                              ------       ------       ------       ------       ------       ------         ------        -------
Total liabilities             52,937       21,095       70,252       52,230       26,946       18,199         78,156        128,977
                              ------       ------       ------       ------       ------       ------         ------        -------
Net assets applicable
to contracts in
accumulation period       16,896,631   11,726,585   54,438,034   42,116,211   12,633,416    9,404,909     23,682,782     20,854,300
Net assets applicable
to contracts in
payment period                   115           --      188,655      169,969       20,922           --         11,303          3,209
                                 ---       ------      -------      -------       ------         ----         ------          -----
Total net assets        $ 16,896,746 $ 11,726,585 $ 54,626,689 $ 42,286,180 $ 12,654,338  $ 9,404,909   $ 23,694,085   $ 20,857,509
                        ------------ ------------ ------------ ------------ ------------  -----------   ------------   ------------
Accumulation units
outstanding               14,808,616   10,251,699   55,239,000   42,626,277   10,264,919    7,621,857     33,689,463     29,626,246
                          ----------   ----------   ----------   ----------   ----------    ---------     ----------     ----------
Net asset value per
accumulation unit             $ 1.14       $ 1.14       $ 0.99       $ 0.99       $ 1.23       $ 1.23         $ 0.70         $ 0.70
                              ------       ------       ------       ------       ------       ------         ------         ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                                     Segregated Asset Subaccounts
Assets                       1GT          2GT          1IG          2IG          1IP         2IP            1MG            2MG
Investments in shares
of mutual funds and
portfolios:
  at cost                $ 21,785,791 $ 19,202,955 $ 27,223,776 $ 23,832,698 $ 10,990,928 $ 8,048,865   $ 21,734,565   $ 19,321,956
                         ------------ ------------ ------------ ------------ ------------ -----------   ------------   ------------
  at market value        $ 15,683,198 $ 13,879,202 $ 23,432,894 $ 20,660,098 $ 10,425,108 $ 7,677,904   $ 19,889,237   $ 17,708,263
Dividends receivable               --           --           --           --           --          --             --             --
Accounts receivable
from IDS Life for
contract purchase
payments                       58,014       26,327      100,189       88,320        8,653      10,799         65,240         64,358
Receivable from mutual
funds and portfolios
for share redemptions          11,588        8,109       16,611       11,552        7,801       4,491         13,758          9,746
                               ------        -----       ------       ------        -----       -----         ------          -----
Total assets               15,752,800   13,913,638   23,549,694   20,759,970   10,441,562   7,693,194     19,968,235     17,782,367
                           ----------   ----------   ----------   ----------   ----------   ---------     ----------     ----------

Liabilities
Payable to IDS Life for:
  Mortality and
  expense risk fee             11,588        8,109       16,611       11,552        7,801       4,491         13,758          9,746
  Contract terminations            --           --           --           --           --          --             --             --
Payable to mutual funds
and portfolios for
investments purchased          58,014       26,327      100,189       88,320        8,653      10,799         65,240         64,358
                               ------       ------      -------       ------        -----      ------         ------         ------
Total liabilities              69,602       34,436      116,800       99,872       16,454      15,290         78,998         74,104
                               ------       ------      -------       ------       ------      ------         ------         ------
Net assets applicable to
contracts in accumulation
period                     15,667,328   13,869,466   23,366,558   20,608,237   10,330,021   7,649,415     19,860,015     17,667,500
Net assets applicable to
contracts in payment
period                         15,870        9,736       66,336       51,861       95,087      28,489         29,222         40,763
                               ------        -----       ------       ------       ------      ------         ------         ------
Total net assets         $ 15,683,198 $ 13,879,202 $ 23,432,894 $ 20,660,098 $ 10,425,108 $ 7,677,904   $ 19,889,237   $ 17,708,263
                         ------------ ------------ ------------ ------------ ------------ -----------   ------------   ------------
Accumulation units
outstanding                22,949,067   20,288,328   29,250,538   25,763,066   10,774,085   7,957,614     21,973,127     19,520,956
                           ----------   ----------   ----------   ----------   ----------   ---------     ----------     ----------
Net asset value per
accumulation unit              $ 0.68       $ 0.68       $ 0.80       $ 0.80       $ 0.96      $ 0.96         $ 0.90         $ 0.91
                               ------       ------       ------       ------       ------      ------         ------         ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                                   Segregated Asset Subaccounts
Assets                     1MD          2MD            1IN          2IN            1VS          2VS          1MI          2MI
Investments in
shares of mutual
funds and portfolios:
  at cost              $ 14,992,588 $ 12,340,728  $ 105,292,211 $ 81,244,312  $ 100,075,801 $ 73,071,434 $ 14,888,420 $ 10,109,165
                       ------------ ------------  ------------- ------------  ------------- ------------ ------------ ------------
  at market value      $ 14,406,775 $ 11,803,502   $ 74,166,346 $ 58,086,353   $ 88,234,933 $ 64,390,419 $ 16,077,151 $ 10,861,714
Dividends receivable             --           --             --           --             --           --           --           --
Accounts receivable
from IDS Life for
contract purchase
payments                     20,575       58,154         37,631      128,467        140,966      151,245       27,086       14,679
Receivable from
mutual funds and
portfolios for
share redemptions             9,810        6,344         55,423       34,073         66,522       38,287       11,791        6,271
                              -----        -----         ------       ------         ------       ------       ------        -----
Total assets             14,437,160   11,868,000     74,259,400   58,248,893     88,442,421   64,579,951   16,116,028   10,882,664
                         ----------   ----------     ----------   ----------     ----------   ----------   ----------   ----------

Liabilities
Payable to IDS
Life for:
  Mortality and
  expense risk fee            9,810        6,344         55,423       34,073         66,522       38,287       11,791        6,271
  Contract terminations          --           --             --           --             --           --           --           --
Payable to mutual
funds and portfolios
for investments
purchased                    20,575       58,154         37,631      128,467        140,966      151,245       27,086       14,679
                             ------       ------         ------      -------        -------      -------       ------       ------
Total liabilities            30,385       64,498         93,054      162,540        207,488      189,532       38,877       20,950
                             ------       ------         ------      -------        -------      -------       ------       ------
Net assets applicable
to contracts in
accumulation period      14,400,663   11,784,620     74,166,346   58,041,634     88,069,650   64,233,112   16,077,151   10,861,714
Net assets applicable
to contracts in
payment period                6,112       18,882             --       44,719        165,283      157,307           --           --
                              -----       ------          -----       ------        -------      -------        -----        -----
Total net assets       $ 14,406,775 $ 11,803,502   $ 74,166,346 $ 58,086,353   $ 88,234,933 $ 64,390,419 $ 16,077,151 $ 10,861,714
                       ------------ ------------   ------------ ------------   ------------ ------------ ------------ ------------
Accumulation units
outstanding              15,060,304   12,307,954     80,679,206   62,963,558     68,406,853   49,764,177   11,880,279    8,005,237
                         ----------   ----------     ----------   ----------     ----------   ----------   ----------    ---------
Net asset value per
accumulation unit            $ 0.96       $ 0.96         $ 0.92       $ 0.92         $ 1.29       $ 1.29       $ 1.35       $ 1.36
                             ------       ------         ------       ------         ------       ------       ------       ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Net Assets
December 31, 2000

                                                  Segregated Asset Subaccounts
                                                                                                                        Combined
                                                                                                                        Variable
Assets                      1SV            2SV            1IT            2IT            1SP            2SP               Account
Investments in
shares of mutual
funds and portfolios:
  at cost               $ 14,054,435   $ 10,003,349   $ 33,140,939   $ 27,231,072   $ 32,371,261   $ 25,616,334  $ 3,485,615,804
                        ------------   ------------   ------------   ------------   ------------   ------------  ---------------
  at market value       $ 17,341,980   $ 12,445,163   $ 23,694,747   $ 19,832,024   $ 31,381,436   $ 25,021,085  $ 3,098,544,244
Dividends receivable              --             --             --             --             --             --        3,637,537
Accounts receivable
from IDS Life for
contract purchase
payments                      10,801         16,213         97,604         55,472             --         68,749        8,997,351
Receivable from mutual
funds and portfolios
for share redemptions         12,681          7,207         17,568         11,496         62,063         14,617          993,767
                              ------          -----         ------         ------         ------         ------          -------
Total assets              17,365,462     12,468,583     23,809,919     19,898,992     31,443,499     25,104,451    3,112,172,899
                          ----------     ----------     ----------     ----------     ----------     ----------    -------------

Liabilities
Payable to IDS Life for:
  Mortality and
  expense risk fee            12,681          7,207         17,568         11,496         23,262         14,617        2,065,936
  Contract terminations           --             --             --             --         38,801             --          159,822
Payable to mutual funds
and portfolios for
investments purchased         10,801         16,213         97,604         55,642             --         68,749        3,468,819
                              ------         ------         ------         ------            ---         ------        ---------
Total liabilities             23,482         23,420        115,172         67,138         62,063         83,366        5,694,577
                              ------         ------        -------         ------         ------         ------        ---------
Net assets applicable
to contracts in
accumulation period       17,336,307     12,415,195     23,591,718     19,755,921     31,268,304     24,983,150    3,099,070,447
Net assets applicable
to contracts in
payment period                 5,673         29,968        103,029         75,933        113,132         37,935        7,407,875
                               -----         ------        -------         ------        -------         ------        ---------
Total net assets        $ 17,341,980   $ 12,445,163   $ 23,694,747   $ 19,831,854   $ 31,381,436   $ 25,021,085  $ 3,106,478,322
                        ------------   ------------   ------------   ------------   ------------   ------------  ---------------
Accumulation units
outstanding               11,523,873      8,231,436     21,844,002     18,245,122     29,881,218     23,812,549
                          ----------      ---------     ----------     ----------     ----------     ----------
Net asset value per
accumulation unit             $ 1.50         $ 1.51         $ 1.08         $ 1.08         $ 1.05         $ 1.05
                              ------         ------         ------         ------         ------         ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Year ended December 31, 2000

                                                                     Segregated Asset Subaccounts
Investment income               BC1          BC2          BD1         BD2           CR1           CR2           CM1          CM2
Dividend income
from mutual funds
and portfolios              $ 145,109    $ 109,080  $ 1,898,906 $ 1,309,990   $ 2,241,358   $ 2,431,723   $ 9,563,030  $ 7,245,484
Mortality and
expense risk fee              282,859      169,717      263,037     143,412       133,447       126,892     1,574,490      939,452
                              -------      -------      -------     -------       -------       -------     ---------      -------
Investment income
(loss) - net                 (137,750)     (60,637)   1,635,869   1,166,578     2,107,911     2,304,831     7,988,540    6,306,032
                             --------      -------    ---------   ---------     ---------     ---------     ---------    ---------

Realized and
unrealized gain
(loss) on
investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
  Proceeds from sales         646,931      392,955    1,398,848   2,663,694       446,860       390,338    71,773,447   53,861,201
  Cost of investments sold    645,085      388,862    1,413,790   2,694,560       455,639       405,233    71,775,234   53,860,864
                              -------      -------    ---------   ---------       -------       -------    ----------   ----------
Net realized gain
(loss) on investments           1,846        4,093      (14,942)    (30,866)       (8,779)      (14,895)       (1,787)         337
Net change in unrealized
appreciation or
depreciation of
investments                (4,326,209)  (3,289,069)     140,047     117,104    (5,529,484)   (6,169,309)      (28,231)     (18,902)
                           ----------   ----------      -------     -------    ----------    ----------       -------      -------
Net gain (loss)
on investments             (4,324,363)  (3,284,976)     125,105      86,238    (5,538,263)   (6,184,204)      (30,018)     (18,565)
                           ----------   ----------      -------      ------    ----------    ----------       -------      -------
Net increase (decrease)
in net assets resulting
from operations           $(4,462,113) $(3,345,613) $ 1,760,974 $ 1,252,816  $ (3,430,352) $ (3,879,373)  $ 7,958,522  $ 6,287,467
                          -----------  -----------  ----------- -----------  ------------  ------------   -----------  -----------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                                  Segregated Asset Subaccounts
Investment income             DE1         DE2        EM1(1)        EM2(1)       EI1            EI2           FI1            FI2
Dividend income
from mutual funds
and portfolios            $ 97,881    $ 91,949        $ 45         $ 62    $ 3,316,893    $ 1,986,322   $ 1,076,795      $ 815,817
Mortality and expense
risk fee                    87,662      65,154       1,662        1,864        295,453        135,934       174,080        103,650
                            ------      ------       -----        -----        -------        -------       -------        -------
Investment income
(loss) - net                10,219      26,795      (1,617)      (1,802)     3,021,440      1,850,388       902,715        712,167
                            ------      ------      ------       ------      ---------      ---------       -------        -------

Realized and
unrealized gain
(loss) on
investments - net
Realized gain (loss)
on sales of
investments in
mutual funds
and portfolios:
  Proceeds from
  sales                    522,698     800,871     501,382       64,739      1,341,587        689,699     8,927,209     11,590,395
  Cost of investments
  sold                     530,262     787,823     520,848       68,312      1,420,146        730,074     8,937,957     11,588,847
                           -------     -------     -------       ------      ---------        -------     ---------     ----------
Net realized gain
(loss) on investments       (7,564)     13,048     (19,466)      (3,573)       (78,559)       (40,375)      (10,748)         1,548
Net change in
unrealized appreciation
or depreciation of
investments                198,443     186,759     (74,733)    (136,743)    (6,946,096)    (4,125,416)      680,388        434,232
                           -------     -------     -------     --------     ----------     ----------       -------        -------
Net gain (loss)
on investments             190,879     199,807     (94,199)    (140,316)    (7,024,655)    (4,165,791)      669,640        435,780
                           -------     -------     -------     --------     ----------     ----------       -------        -------
Net increase (decrease)
in net assets
resulting from operations $201,098   $ 226,602   $ (95,816)  $ (142,118)  $ (4,003,215)  $ (2,315,403)  $ 1,572,355    $ 1,147,947
                          --------   ---------   ---------   ----------   ------------   ------------   -----------    -----------

(1) For the period May 1, 2000  (commencement  of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Year ended December 31, 2000

                                                                  Segregated Asset Subaccounts
Investment income           GB1         GB2           GR1            GR2           IE1           IE2           MF1           MF2
Dividend income
from mutual funds
and portfolios           $ 203,973   $ 128,969           $--            $--   $ 2,872,026   $ 2,621,023   $ 3,151,702   $ 2,329,408
Mortality and
expense risk fee            78,889      39,158       589,709        440,666        94,490        71,863       237,393       143,501
                            ------      ------       -------        -------        ------        ------       -------       -------
Investment income
(loss) - net               125,084      89,811      (589,709)      (440,666)    2,777,536     2,549,160     2,914,309     2,185,907
                           -------      ------      --------       --------     ---------     ---------     ---------     ---------

Realized and
unrealized gain
(loss) on
investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
  Proceeds from sales      500,220     287,108     1,966,301      1,226,918       503,544       190,909       450,566       520,594
  Cost of investments
  sold                     515,012     291,218     2,022,225      1,284,574       544,609       220,584       447,648       522,939
                           -------     -------     ---------      ---------       -------       -------       -------       -------
Net realized gain
(loss) on investments      (14,792)     (4,110)      (55,924)       (57,656)      (41,065)      (29,675)        2,918        (2,345)
Net change in unrealized
appreciation or
depreciation of
investments                440,640     283,081   (27,219,777)   (24,275,703)   (5,770,944)   (5,409,322)   (4,600,109)   (3,305,313)
                           -------     -------   -----------    -----------    ----------    ----------    ----------    ----------
Net gain (loss)
on investments             425,848     278,971   (27,275,701)   (24,333,359)   (5,812,009)   (5,438,997)   (4,597,191)   (3,307,658)
                           -------     -------   -----------    -----------    ----------    ----------    ----------    ----------
Net increase (decrease)
in net assets
resulting from operations $550,932   $ 368,782  $(27,865,410) $ (24,774,025) $ (3,034,473) $ (2,889,837) $ (1,682,882) $ (1,121,751)
                          --------   ---------  ------------  -------------  ------------  ------------  ------------  ------------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                                     Segregated Asset Subaccounts
Investment income              ND1           ND2           IV1(1)      IV2(1)      SC1        SC2         SA1            SA2
Dividend income
from mutual funds
and portfolios            $16,512,509  $ 13,347,981      $ 56,822    $ 40,179  $ 545,652  $ 500,851   $ 22,529,392   $ 18,186,597
Mortality and expense
risk fee                    1,438,677       935,221        38,691      20,503    111,434     81,491        455,165        290,325
                            ---------       -------        ------      ------    -------     ------        -------        -------
Investment income
(loss) - net               15,073,832    12,412,760        18,131      19,676    434,218    419,360     22,074,227     17,896,272
                           ----------    ----------        ------      ------    -------    -------     ----------     ----------

Realized and unrealized
gain (loss) on
investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
  Proceeds from sales       1,662,519       920,586       166,235     135,114    287,988    175,856        482,330        273,448
  Cost of investments
  sold                      1,652,560       921,438       163,778     146,093    273,157    167,594        565,618        293,329
                            ---------       -------       -------     -------    -------    -------        -------        -------
Net realized gain (loss)
on investments                  9,959          (852)        2,457     (10,979)    14,831      8,262        (83,288)       (19,881)
Net change in unrealized
appreciation or
depreciation of
investments               (42,940,933)  (34,388,546)   (1,034,516)   (737,714)  (488,462)  (440,495)   (41,540,687)   (33,274,335)
                          -----------   -----------    ----------    --------   --------   --------    -----------    -----------
Net gain (loss)
on investments            (42,930,974)  (34,389,398)   (1,032,059)   (748,693)  (473,631)  (432,233)   (41,623,975)   (33,294,216)
                          -----------   -----------    ----------    --------   --------   --------    -----------    -----------
Net increase (decrease)
in net assets
resulting from
operations               $(27,857,142) $(21,976,638) $ (1,013,928) $ (729,017) $ (39,413) $ (12,873) $ (19,549,748) $ (15,397,944)
                         ------------  ------------  ------------  ----------  ---------  ---------  -------------  -------------

(1)For the period May 1, 2000  (commencement  of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Year ended December 31, 2000

                                                                   Segregated Asset Subaccounts
Investment income            1CA          2CA          1CD         2CD            1IF            2IF           1VA            2VA
Dividend income
from mutual funds
and portfolios           $1,478,956  $ 1,190,989         $--         $--      $ 127,133       $ 95,157     $ 332,332      $ 277,618
Mortality and
expense risk fee            333,160      208,774     132,792      87,998        133,070         78,706       122,907         71,473
                            -------      -------     -------      ------        -------         ------       -------         ------
Investment
income (loss) - net       1,145,796      982,215    (132,792)    (87,998)        (5,937)        16,451       209,425        206,145
                          ---------      -------    --------     -------         ------         ------       -------        -------

Realized and
unrealized gain
(loss) on
investments - net
Realized gain
(loss) on sales of
investments in mutual
funds and portfolios:
  Proceeds from sales       134,317      208,609     209,507      65,817        248,594        113,222       426,115        336,900
  Cost of investments
  sold                      119,352      190,422     176,966      60,101        216,791        119,962       424,461        321,446
                            -------      -------     -------      ------        -------        -------       -------        -------
Net realized gain
(loss) on investments        14,965       18,187      32,541       5,716         31,803         (6,740)        1,654         15,454
Net change in unrealized
appreciation or
depreciation of
investments             (11,543,606)  (9,214,814)   (249,937)   (141,104)    (3,316,489)    (2,372,235)    3,278,126      2,265,702
                        -----------   ----------    --------    --------     ----------     ----------     ---------      ---------
Net gain (loss)
on investments          (11,528,641)  (9,196,627)   (217,396)   (135,388)    (3,284,686)    (2,378,975)    3,279,780      2,281,156
                        -----------   ----------    --------    --------     ----------     ----------     ---------      ---------
Net increase (decrease)
in net assets resulting
from operations        $(10,382,845) $(8,214,412) $ (350,188) $ (223,386)  $ (3,290,623)  $ (2,362,524)  $ 3,489,205    $ 2,487,301
                       ------------  -----------  ----------  ----------   ------------   ------------   -----------    -----------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                                Segregated Asset Subaccounts
Investment income         1SR(1)       2SR(1)          1EG            2EG            1GI           2GI          1MP         2MP
Dividend income
from mutual funds
and portfolios          $ 76,436     $ 58,557       $ 23,149       $ 18,347    $ 2,135,284    $ 1,854,237    $ 314,764   $ 249,491
Mortality and
expense risk fee           4,947        2,475        177,547        105,649        481,254        314,105      410,205     252,760
                           -----        -----        -------        -------        -------        -------      -------     -------
Investment income
(loss) - net              71,489       56,082       (154,398)       (87,302)     1,654,030      1,540,132      (95,441)     (3,269)
                          ------       ------       --------        -------      ---------      ---------      -------      ------

Realized and
unrealized gain
(loss) on
investments - net
Realized gain (loss)
on sales of
investments in
mutual funds
and portfolios:
  Proceeds from sales    351,478       52,352        315,048         84,681        454,211        143,527    1,811,023     686,442
  Cost of investments
  sold                   357,934       51,887        301,568         85,327        475,836        144,662    1,496,642     553,144
                         -------       ------        -------         ------        -------        -------    ---------     -------
Net realized gain
(loss) on investments     (6,456)         465         13,480           (646)       (21,625)        (1,135)     314,381     133,298
Net change in unrealized
appreciation or
depreciation of
investments             (153,855)    (121,139)    (2,905,126)    (2,277,864)    (3,505,242)    (3,027,281)   8,021,374   6,512,946
                        --------     --------     ----------     ----------     ----------     ----------    ---------   ---------
Net gain (loss)
on investments          (160,311)    (120,674)    (2,891,646)    (2,278,510)    (3,526,867)    (3,028,416)   8,335,755   6,646,244
                        --------     --------     ----------     ----------     ----------     ----------    ---------   ---------
Net increase (decrease)
in net assets resulting
from operations         $(88,822)   $ (64,592)  $ (3,046,044)  $ (2,365,812)  $ (1,872,837)  $ (1,488,284) $ 8,240,314 $ 6,642,975
                        --------    ---------   ------------   ------------   ------------   ------------  ----------- -----------

(1) For the period May 1, 2000  (commencement  of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Year ended December 31, 2000

                                                                   Segregated Asset Subaccounts
Investment income            1OS          2OS        1RE            2RE         1SI            2SI          1IS            2IS
Dividend income
from mutual funds
and portfolios            $ 662,040    $ 623,567  $ 231,747      $ 255,473     $ 4,029        $ 4,798     $ 62,415       $ 33,135
Mortality and
expense risk fee            141,774       96,714     31,775         28,180      17,471         14,737       38,510         17,055
                            -------       ------     ------         ------      ------         ------       ------         ------
Investment income
(loss) - net                520,266      526,853    199,972        227,293     (13,442)        (9,939)      23,905         16,080
                            -------      -------    -------        -------     -------         ------       ------         ------

Realized and unrealized
gain (loss) on
investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
  Proceeds from sales       152,889      392,275    386,513         98,925     130,487        311,298      297,314        439,875
  Cost of investments
  sold                      162,979      419,054    369,055         95,643     122,786        297,544      301,886        423,639
                            -------      -------    -------         ------     -------        -------      -------        -------
Net realized gain
(loss) on investments       (10,090)     (26,779)    17,458          3,282       7,701         13,754       (4,572)        16,236
Net change in unrealized
appreciation or
depreciation of
investments              (4,223,086)  (3,655,445)   661,796        803,098     513,025        529,496     (226,320)      (125,910)
                         ----------   ----------    -------        -------     -------        -------     --------       --------
Net gain (loss)
on investments           (4,233,176)  (3,682,224)   679,254        806,380     520,726        543,250     (230,892)      (109,674)
                         ----------   ----------    -------        -------     -------        -------     --------       --------
Net increase (decrease)
in net assets
resulting from
operations              $(3,712,910) $(3,155,371) $ 879,226    $ 1,033,673   $ 507,284      $ 533,311   $ (206,987)     $ (93,594)
                        -----------  -----------  ---------    -----------   ---------      ---------   ----------      ---------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                                  Segregated Asset Subaccounts
Investment income           1SE         2SE           1UE            2UE          1MC          2MC           1AG(1)         2AG(1)
Dividend income from
mutual funds and
portfolios               $ 553,215   $ 384,337     $ 641,785      $ 495,161    $ 392,816    $ 293,954      $ 644,905      $ 557,634
Mortality and expense
risk fee                   100,300      54,429       351,325        215,402       64,134       40,201         79,779         54,351
                           -------      ------       -------        -------       ------       ------         ------         ------
Investment income
(loss) - net               452,915     329,908       290,460        279,759      328,682      253,753        565,126        503,283
                           -------     -------       -------        -------      -------      -------        -------        -------

Realized and
unrealized gain
(loss) on
investments - net
Realized gain
(loss) on sales
of investments
in mutual funds
and portfolios:
  Proceeds from sales      447,159     180,682       514,953        160,079      149,782      297,026         12,579      1,776,091
  Cost of investments
  sold                     405,471     170,971       513,002        156,048      144,760      269,505         13,219      1,798,545
                           -------     -------       -------        -------      -------      -------         ------      ---------
Net realized gain
(loss) on investments       41,688       9,711         1,951          4,031        5,022       27,521           (640)       (22,454)
Net change in
unrealized appreciation
or depreciation of
investments               (565,608)   (395,443)   (5,350,726)    (4,153,158)   2,037,404    1,576,246     (8,958,931)    (7,851,214)
                          --------    --------    ----------     ----------    ---------    ---------     ----------     ----------
Net gain (loss)
on investments            (523,920)   (385,732)   (5,348,775)    (4,149,127)   2,042,426    1,603,767     (8,959,571)    (7,873,668)
                          --------    --------    ----------     ----------    ---------    ---------     ----------     ----------
Net increase (decrease)
in net assets
resulting from operations $(71,005)  $ (55,824) $ (5,058,315)  $ (3,869,368) $ 2,371,108  $ 1,857,520   $ (8,394,445)  $ (7,370,385)
                          --------   ---------  ------------   ------------  -----------  -----------   ------------   ------------

(1)For the period May 1, 2000  (commencement  of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                                   Segregated Asset Subaccounts
Investment income           1GT(1)        2GT(1)         1IG(1)       2IG(1)         1IP         2IP          1MG1          2MG1
Dividend income from
mutual funds
and portfolios             $ 94,351     $ 83,791      $ 351,158      $ 263,374   $ 148,132   $ 106,922           $--           $--
Mortality and expense
risk fee                     61,371       40,406         69,649         45,097      70,122      39,194        53,060        36,190
                             ------       ------         ------         ------      ------      ------        ------        ------
Investment income
(loss) - net                 32,980       43,385        281,509        218,277      78,010      67,728       (53,060)      (36,190)
                             ------       ------        -------        -------      ------      ------       -------       -------

Realized and
unrealized gain
(loss) on
investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
  Proceeds from sales        80,969        6,249          9,689         19,536     371,097   2,806,226        45,908        39,076
  Cost of investments
  sold                       81,319        6,545         10,458         20,879     384,958   2,803,441        44,446        38,165
                             ------        -----         ------         ------     -------   ---------        ------        ------
Net realized gain
(loss) on investments          (350)        (296)          (769)        (1,343)    (13,861)      2,785         1,462           911
Net change in unrealized
appreciation or
depreciations of
investments              (6,102,593)  (5,323,753)    (3,790,882)    (3,172,600)   (696,508)   (488,384)   (1,845,328)   (1,613,693)
                         ----------   ----------     ----------     ----------    --------    --------    ----------    ----------
Net gain (loss) on
investments              (6,102,943)  (5,324,049)    (3,791,651)    (3,173,943)   (710,369)   (485,599)   (1,843,866)   (1,612,782)
                         ----------   ----------     ----------     ----------    --------    --------    ----------    ----------
Net increase (decrease)
in net assets
resulting from
operations              $(6,069,963) $(5,280,664)  $ (3,510,142)  $ (2,955,666) $ (632,359) $ (417,871) $ (1,896,926) $ (1,648,972)
                        -----------  -----------   ------------   ------------  ----------  ----------  ------------  ------------

(1)For the period May 1, 2000  (commencement  of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Investment income           1MD(1)      2MD(1)        1IN            2IN            1VS            2VS            1MI        2MI
Dividend income from
mutual funds and
portfolios                    $--         $--    $ 1,737,293    $ 1,220,563      $ 322,756      $ 223,268      $ 442,726  $ 298,436
Mortality and expense
risk fee                   33,251      23,336        502,512        295,927        507,568        281,956         83,329     41,988
                           ------      ------        -------        -------        -------        -------         ------     ------
Investment income
(loss) - net              (33,251)    (23,336)     1,234,781        924,636       (184,812)       (58,688)       359,397    256,448
                          -------     -------      ---------        -------       --------        -------        -------    -------

Realized and unrealized
gain (loss) on
investments - net
Realized gain (loss)
on sales of investments
in mutual funds
and portfolios:
  Proceeds from sales     134,693       4,708        833,713         32,504        301,712         57,980        198,816     27,485
  Cost of investments
  sold                    127,891       4,727        742,557         39,255        264,733         53,044        194,521     26,563
                          -------       -----        -------         ------        -------         ------        -------     ------
Net realized gain
(loss) on investments       6,802         (19)        91,156         (6,751)        36,979          4,936          4,295        922
Net change in
unrealized appreciation
or depreciation of
investments              (585,813)   (537,226)   (33,589,774)   (25,001,224)   (12,849,879)    (9,356,658)     1,127,185    722,335
                         --------    --------    -----------    -----------    -----------     ----------      ---------    -------
Net gain (loss)
on investments           (579,011)   (537,245)   (33,498,618)   (25,007,975)   (12,812,900)    (9,351,722)     1,131,480    723,257
                         --------    --------    -----------    -----------    -----------     ----------      ---------    -------
Net increase (decrease)
in net assets
resulting from
operations              $(612,262)  $(560,581) $ (32,263,837) $ (24,083,339) $ (12,997,712)  $ (9,410,410)   $ 1,490,877  $ 979,705
                        ---------   ---------  -------------  -------------  -------------   ------------    -----------  ---------

(1)For the period May 1, 2000  (commencement  of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Operations
Year ended December 31, 2000

                                                            Segregated Asset Subaccounts
                                                                                                                   Combined
                                                                                                                   Variable
Investment income             1SV            2SV           1IT            2IT            1SP            2SP         Account
Dividend income
from mutual funds
and portfolios             $ 16,953       $ 11,624     $ 911,270      $ 735,567    $ 1,195,456      $ 904,751   $ 138,499,380
Mortality and
expense risk fee             80,610         46,041       152,810         96,630        171,113        105,203      16,667,263
                             ------         ------       -------         ------        -------        -------      ----------
Investment income
(loss) - net                (63,657)       (34,417)      758,460        638,937      1,024,343        799,548     121,832,117
                            -------        -------       -------        -------      ---------        -------     -----------

Realized and
unrealized gain
(loss) on
investments - net
Realized gain (loss)
on sales of
investments in
mutual funds
and portfolios:
  Proceeds from sales       221,353        122,383       149,837         44,134        238,199        174,928     183,074,055
  Cost of investments
  sold                      207,168        111,383       172,580         45,084        253,211        183,378     182,832,826
                            -------        -------       -------         ------        -------        -------     -----------
Net realized gain
(loss) on investments        14,185         11,000       (22,743)          (950)       (15,012)        (8,450)        241,229
Net change in
unrealized appreciation
or depreciation of
investments               3,163,520      2,303,581    (9,801,825)    (7,734,272)    (1,188,467)      (774,100)   (418,862,032)
                          ---------      ---------    ----------     ----------     ----------       --------    ------------
Net gain (loss)
on investments            3,177,705      2,314,581    (9,824,568)    (7,735,222)    (1,203,479)      (782,550)   (418,620,803)
                          ---------      ---------    ----------     ----------     ----------       --------    ------------
Net increase (decrease)
in net assets
resulting from
operations               $3,114,048     $2,280,164  $ (9,066,108)  $ (7,096,285)    $ (179,136)      $ 16,998  $ (296,788,686)
                         ----------     ----------  ------------   ------------     ----------       --------  --------------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                  Segregated Asset Subaccounts
Operations                   BC1          BC2          BD1           BD2          CR1          CR2            CM1            CM2
Investment income
(loss) - net            $ (137,750)   $ (60,637) $ 1,635,869   $ 1,166,578  $ 2,107,911  $ 2,304,831    $ 7,988,540    $ 6,306,032
Net realized gain
(loss) on
investments                  1,846        4,093      (14,942)      (30,866)      (8,779)     (14,895)        (1,787)           337
Net change in
unrealized
appreciation
or depreciation
of investments          (4,326,209)  (3,289,069)     140,047       117,104   (5,529,484)  (6,169,309)       (28,231)       (18,902)
                        ----------   ----------      -------       -------   ----------   ----------        -------        -------
Net increase
(decrease) in
net assets
resulting from
operations              (4,462,113)  (3,345,613)   1,760,974     1,252,816   (3,430,352)  (3,879,373)     7,958,522      6,287,467
                        ----------   ----------    ---------     ---------   ----------   ----------      ---------      ---------

Contract
transactions
Contract purchase
payments                23,764,569   18,282,228   33,992,470    23,933,966   16,185,787   17,174,666    511,338,942    408,824,307
Net transfers(1)        15,006,059    9,555,230     (573,143)      921,634    4,552,730    3,703,203   (387,101,335)  (295,705,552)
Transfers for
policy loans                    --      (43,196)          --       (39,684)          --      (44,308)            --       (357,950)
Annuity payments            (8,284)      (9,634)      (7,412)       (9,278)      (4,315)      (5,431)        (3,736)        (2,452)
Contract charges            (4,344)      (6,375)      (2,242)       (1,616)      (1,749)      (2,168)        (4,257)        (3,949)
Contract
terminations:
  Surrender benefits      (397,610)    (377,266)    (214,333)     (370,137)    (121,324)    (468,016)    (2,137,918)    (2,499,187)
  Death benefits          (301,039)     (62,993)    (153,983)      (76,919)     (55,916)    (117,983)    (2,269,079)      (192,508)
                          --------      -------     --------       -------      -------     --------     ----------       --------
Increase (decrease)
from contract
transactions            38,059,351   27,337,994   33,041,357    24,357,966   20,555,213   20,239,963    119,822,617    110,062,709
                        ----------   ----------   ----------    ----------   ----------   ----------    -----------    -----------
Net assets at
beginning of year        9,043,285    8,336,288   11,841,006     7,292,392    3,680,323    6,137,638     88,379,316     66,277,541
                         ---------    ---------   ----------     ---------    ---------    ---------     ----------     ----------
Net assets at
end of year           $ 42,640,523   32,328,669 $ 46,643,337  $ 32,903,174 $ 20,805,184 $ 22,498,228  $ 216,160,455  $ 182,627,717
                      ------------   ---------- ------------  ------------ ------------ ------------  -------------  -------------

Accumulation
unit activity
Units outstanding
at beginning of year     8,144,701    7,503,378   11,675,134     7,185,953    3,227,001    5,332,889     87,424,293     65,522,124
Contract purchase
payments                21,932,154   16,870,196   33,382,251    23,455,801   15,014,134   15,801,556    493,785,128    393,971,272
Net transfers(1)        13,756,565    8,712,061     (777,547)      616,059    4,090,977    3,461,259   (373,059,223)  (284,786,220)
Transfers for
policy loans                    --      (39,819)          --       (40,717)          --      (41,192)            --       (345,711)
Contract charges            (4,269)      (6,264)      (2,154)       (1,549)      (1,811)      (2,226)        (4,041)        (3,739)
Contract terminations:
  Surrender benefits      (376,074)    (355,689)    (209,562)     (359,100)    (117,462)    (438,756)    (2,060,595)    (2,389,429)
  Death benefits          (292,198)     (59,454)    (148,358)      (73,145)     (54,005)    (110,293)    (2,163,727)      (182,919)
                          --------      -------     --------       -------      -------     --------     ----------       --------
Units outstanding
at end of year          43,160,879   32,624,409   43,919,764    30,783,302   22,158,834   24,003,237    203,921,835    171,785,378
                        ----------   ----------   ----------    ----------   ----------   ----------    -----------    -----------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                  DE1          DE2       EM1(1)     EM2(1)         EI1            EI2            FI1            FI2
Investment income
(loss) - net             $ 10,219     $ 26,795   $ (1,617)  $ (1,802)   $ 3,021,440    $ 1,850,388      $ 902,715      $ 712,167
Net realized gain
(loss)
on investments             (7,564)      13,048    (19,466)    (3,573)       (78,559)       (40,375)       (10,748)         1,548
Net change in
unrealized
appreciation
or depreciation
of investments            198,443      186,759    (74,733)  (136,743)    (6,946,096)    (4,125,416)       680,388        434,232
                          -------      -------    -------   --------     ----------     ----------        -------        -------
Net increase
(decrease) in
net assets
resulting from
operations                201,098      226,602    (95,816)  (142,118)    (4,003,215)    (2,315,403)     1,572,355      1,147,947
                          -------      -------    -------   --------     ----------     ----------      ---------      ---------

Contract
transactions
Contract
purchase payments       6,919,030    6,425,243    406,609    493,078     33,322,614     19,626,411     30,478,995     24,330,508
Net transfers(2)        3,947,485    2,650,660    205,089    318,565      8,727,073      4,202,350    (17,694,324)   (18,749,417)
Transfers for
policy loans                   --      (12,156)        --         --             --        (40,312)            --        (62,016)
Annuity payments           (2,039)      (3,322)        --         --         (4,146)        (2,457)       (13,079)            --
Contract charges           (1,629)      (1,974)        --         (2)        (2,270)        (1,400)        (1,178)          (962)
Contract
terminations:
  Surrender
  benefits                (93,143)    (202,440)    (5,461)    (1,614)      (277,002)      (410,034)      (288,372)      (233,890)
  Death benefits         (117,603)          --         --         --        (92,960)       (10,754)      (137,937)       (44,818)
                         --------       ------       ----      -----        -------        -------       --------        -------
Increase (decrease)
from contract
transactions           10,652,101    8,856,011    606,237    810,027     41,673,309     23,363,804     12,344,105      5,239,405
                       ----------    ---------    -------    -------     ----------     ----------     ----------      ---------
Net assets at
beginning of year       3,529,806    3,232,309         --         --     10,249,711      7,867,240     12,827,018     11,169,021
                        ---------    ---------      -----        ---     ----------      ---------     ----------     ----------
Net assets at
end of year          $ 14,383,005 $ 12,314,922  $ 510,421  $ 667,909   $ 47,919,805   $ 28,915,641   $ 26,743,478   $ 17,556,373
                     ------------ ------------  ---------  ---------   ------------   ------------   ------------   ------------

Accumulation
unit activity
Units outstanding
at beginning
of year                 3,440,938    3,149,027         --         --     10,137,005      7,774,094     12,795,965     11,135,246
Contract purchase
payments                7,046,083    6,576,869    463,728    538,949     34,115,644     20,141,925     29,733,980     23,745,241
Net transfers(2)        3,956,159    2,616,404    236,623    368,853      8,792,036      4,289,699    (17,462,716)   (18,292,659)
Transfers for
policy loans                   --      (12,444)        --         --             --        (40,782)            --        (58,306)
Contract charges           (1,666)      (2,013)        --         (2)        (2,443)        (1,505)        (1,113)          (905)
Contract
terminations:
  Surrender benefits      (95,073)    (204,243)    (7,174)    (1,958)      (287,825)      (429,253)      (279,782)      (226,176)
  Death benefits         (119,797)          --         --         --        (99,554)       (11,772)      (132,119)       (44,468)
                         --------         ----       ----       ----        -------        -------       --------        -------
Units outstanding
at end of year         14,226,644   12,123,600    693,177    905,842     52,654,863     31,722,406     24,654,215     16,257,973
                       ----------   ----------    -------    -------     ----------     ----------     ----------     ----------

(1)For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                  Segregated Asset Subaccounts
Operations                  GB1          GB2           GR1           GR2           IE1           IE2          MF1            MF2
Investment income
(loss) - net             $ 125,084     $ 89,811    $ (589,709)   $ (440,666)  $ 2,777,536   $ 2,549,160  $ 2,914,309    $ 2,185,907
Net realized gain
(loss)
on investments             (14,792)      (4,110)      (55,924)      (57,656)      (41,065)      (29,675)       2,918         (2,345)
Net change in
unrealized
appreciation
or depreciation
of investments             440,640      283,081   (27,219,777)  (24,275,703)   (5,770,944)   (5,409,322)  (4,600,109)    (3,305,313)
                           -------      -------   -----------   -----------    ----------    ----------   ----------     ----------
Net increase
(decrease) in
net assets
resulting from
operations                 550,932      368,782   (27,865,410)  (24,774,025)   (3,034,473)   (2,889,837)  (1,682,882)    (1,121,751)
                           -------      -------   -----------   -----------    ----------    ----------   ----------     ----------

Contract
transactions
Contract
purchase payments        8,373,656    4,266,881    76,168,425    67,703,884    10,964,924     9,515,063   28,761,252     20,835,146
Net transfers(1)         3,272,943    3,126,228    36,726,326    30,903,431     4,338,169     3,743,160    8,456,160      5,311,056
Transfers for
policy loans                    --       (9,285)           --      (228,830)           --       (22,923)          --        (63,667)
Annuity payments                --           --        (6,268)      (13,812)       (5,000)         (542)     (16,368)       (12,213)
Contract charges              (661)        (358)      (10,584)      (15,418)       (1,176)       (1,739)      (3,127)        (3,548)
Contract terminations:
  Surrender benefits       (68,686)     (99,557)     (527,907)     (814,895)      (88,501)     (345,711)    (215,184)      (387,327)
  Death benefits           (33,277)      (7,312)     (311,855)      (95,668)      (17,295)      (15,270)     (86,982)       (76,094)
                           -------       ------      --------       -------       -------       -------      -------        -------
Increase (decrease)
from contract
transactions            11,543,975    7,276,597   112,038,137    97,438,692    15,191,121    12,872,038   36,895,751     25,603,353
                        ----------    ---------   -----------    ----------    ----------    ----------   ----------     ----------
Net assets at
beginning of year        2,368,579    1,553,627    16,292,643    19,955,657     2,765,899     3,279,537    7,108,196      5,678,009
                         ---------    ---------    ----------    ----------     ---------     ---------    ---------      ---------
Net assets at
end of year           $ 14,463,486  $ 9,199,006 $ 100,465,370  $ 92,620,324  $ 14,922,547  $ 13,261,738 $ 42,321,065   $ 30,159,611
                      ------------  ----------- -------------  ------------  ------------  ------------ ------------   ------------

Accumulation unit
activity
Units outstanding
at beginning of year     2,367,731    1,552,116    13,812,928    16,891,257     2,173,305     2,575,364    6,539,086      5,220,299
Contract purchase
payments                 8,539,237    4,344,433    62,897,160    56,097,853     9,834,975     8,407,740   26,215,669     19,010,662
Net transfers(1)         3,334,507    3,191,297    30,424,453    25,747,329     3,764,831     3,328,678    7,337,223      4,604,463
Transfers for
policy loans                    --      (10,534)           --      (191,381)           --       (20,274)          --        (58,186)
Contract charges              (670)        (366)      (10,101)      (14,707)       (1,221)       (1,802)      (2,943)        (3,339)
Contract
terminations:
  Surrender benefits       (70,326)    (101,723)     (448,836)     (689,722)      (84,922)     (308,955)    (196,871)      (355,255)
  Death benefits           (33,785)      (7,366)     (265,475)      (86,734)      (17,437)      (13,477)     (82,210)       (70,838)
                           -------       ------      --------       -------       -------       -------      -------        -------
Units outstanding
at end of year          14,136,694    8,967,857   106,410,129    97,753,895    15,669,531    13,967,274   39,809,954     28,347,806
                        ----------    ---------   -----------    ----------    ----------    ----------   ----------     ----------

(1) Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                   Segregated Asset Subaccounts
Operations                 ND1           ND2            IV1(1)        IV2(1)        SC1          SC2          SA1            SA2
Investment income
(loss) - net           $ 15,073,832  $ 12,412,760      $ 18,131    $ 19,676     $ 434,218    $ 419,360 $ 22,074,227   $ 17,896,272
Net realized gain
(loss) on
investments                   9,959          (852)        2,457     (10,979)       14,831        8,262      (83,288)       (19,881)
Net change in
unrealized
appreciation or
depreciation of
investments             (42,940,933)  (34,388,546)   (1,034,516)   (737,714)     (488,462)    (440,495) (41,540,687)   (33,274,335)
                        -----------   -----------    ----------    --------      --------     --------  -----------    -----------
Net increase
(decrease) in
net assets
resulting from
operations              (27,857,142)  (21,976,638)   (1,013,928)   (729,017)      (39,413)     (12,873) (19,549,748)   (15,397,944)
                        -----------   -----------    ----------    --------       -------      -------  -----------    -----------

Contract transactions
Contract
purchase payments       153,264,585   126,490,526     9,090,510   6,059,805     8,877,713    8,424,738   58,379,023     47,198,948
Net transfers(2)         74,382,380    52,424,517     4,821,117   3,595,378     6,905,822    5,706,614   26,788,613     19,917,539
Transfers for
policy loans                     --      (426,171)           --      (3,120)           --      (37,004)          --       (149,340)
Annuity payments            (62,960)     (946,600)       (1,927)     (2,270)       (2,054)          --       (9,183)       (10,261)
Contract charges            (27,473)      (42,218)         (166)       (106)       (2,791)      (3,019)      (4,331)        (4,867)
Contract
terminations:
  Surrender benefits     (1,593,217)   (2,118,910)      (27,276)    (23,069)     (127,250)    (168,626)    (262,343)      (845,251)
  Death benefits           (844,012)     (299,859)           --          --       (36,700)      (3,904)    (159,428)      (145,553)
                           --------      --------         -----         ---       -------       ------     --------       --------
Increase (decrease)
from contract
transactions            225,119,303   175,081,285    13,882,258   9,626,618    15,614,740   13,918,799   84,732,351     65,961,215
                        -----------   -----------    ----------   ---------    ----------   ----------   ----------     ----------
Net assets at
beginning of year        38,630,881    37,555,089                               3,404,774    3,340,845    5,906,213      6,771,857
                         ----------    ----------                               ---------    ---------    ---------      ---------
Net assets at
end of year           $ 235,893,042 $ 190,659,736  $ 12,868,330 $ 8,897,601  $ 18,980,101 $ 17,246,771 $ 71,088,816   $ 57,335,128
                      ------------- -------------  ------------ -----------  ------------ ------------ ------------   ------------

Accumulation
unit activity
Units outstanding
at beginning of year     32,482,584    31,537,411            --          --     3,029,109    2,970,291    3,901,133      4,470,245
Contract
purchase payments       128,097,615   104,560,427     9,341,110   6,182,669     7,571,974    7,192,984   37,493,016     30,484,412
Net transfers(2)         60,852,100    43,380,357     4,771,871   3,656,757     5,893,700    4,846,964   17,308,002     12,777,015
Transfers for
policy loans                     --      (356,486)           --      (3,152)           --      (31,736)          --        (98,284)
Contract charges            (24,795)      (38,035)         (177)       (114)       (2,453)      (2,646)      (3,286)        (3,725)
Contract
terminations:
  Surrender benefits     (1,369,867)   (1,790,099)      (29,187)    (24,641)     (111,932)    (142,338)    (180,704)      (554,374)
  Death benefits           (722,105)     (257,538)           --          --       (31,818)      (3,362)    (104,464)       (97,591)
                           --------      --------          ----         ---       -------       ------     --------        -------
Units outstanding
at end of year          219,315,532   177,036,037    14,083,617   9,811,519    16,348,580   14,830,157   58,413,697     46,977,698
                        -----------   -----------    ----------   ---------    ----------   ----------   ----------     ----------

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer activity from (to) other subaccounts and transfers from (to)IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations               1CA              2CA           1CD          2CD           1IF           2IF           1VA           2VA
Investment income
(loss) - net          $ 1,145,796      $ 982,215    $ (132,792)   $ (87,998)     $ (5,937)     $ 16,451     $ 209,425     $ 206,145
Net realized
gain (loss)
on investments             14,965         18,187        32,541        5,716        31,803        (6,740)        1,654        15,454
Net change in
unrealized
appreciation
or depreciation of
investments           (11,543,606)    (9,214,814)     (249,937)    (141,104)   (3,316,489)   (2,372,235)    3,278,126     2,265,702
                      -----------     ----------      --------     --------    ----------    ----------     ---------     ---------
Net increase
(decrease) in
net assets
resulting from
operations            (10,382,845)    (8,214,412)     (350,188)    (223,386)   (3,290,623)   (2,362,524)    3,489,205     2,487,301
                      -----------     ----------      --------     --------    ----------    ----------     ---------     ---------

Contract transactions
Contract
purchase payments      37,912,325     30,892,917    15,536,354   13,107,126    15,852,365    11,574,676     9,988,940     7,290,732
Net transfers(1)       20,329,123     15,602,473     9,802,190    8,451,514     9,008,192     6,944,215     5,199,931     2,846,034
Transfers for
policy loans                   --        (83,117)           --      (39,352)           --       (29,818)           --       (13,999)
Annuity payments           (7,327)        (2,869)         (154)          --        (1,579)       (2,002)       (4,460)       (4,866)
Contract charges           (4,760)        (5,243)       (1,399)      (1,888)       (1,299)       (1,636)       (2,926)       (3,357)
Contract
terminations:
  Surrender benefits     (460,999)      (276,127)      (65,051)    (112,956)      (87,274)     (101,312)      (86,689)     (160,625)
  Death benefits         (187,626)       (65,552)     (113,843)     (20,015)      (83,522)      (41,645)     (199,111)       (1,171)
                         --------        -------      --------      -------       -------       -------      --------        ------
Increase (decrease)
from contract
transactions           57,580,736     46,062,482    25,158,097   21,384,429    24,686,883    18,342,478    14,895,685     9,952,748
                       ----------     ----------    ----------   ----------    ----------    ----------    ----------     ---------
Net assets at
beginning of year       6,776,829      5,699,060     2,391,964    2,122,028     3,010,123     2,575,936     4,392,300     3,365,883
                        ---------      ---------     ---------    ---------     ---------     ---------     ---------     ---------
Net assets at
end of year          $ 53,974,720   $ 43,547,130  $ 27,199,873 $ 23,283,071  $ 24,406,383  $ 18,555,890  $ 22,777,190  $ 15,805,932
                     ------------   ------------  ------------ ------------  ------------  ------------  ------------  ------------

Accumulation unit
activity
Units outstanding
at beginning of year    5,159,901      4,336,748     1,892,365    1,677,796     2,093,734     1,790,650     4,774,965     3,656,963
Contract purchase
payments               27,171,093     22,178,403    11,120,131    9,364,434    11,872,533     8,717,556    11,015,541     8,081,439
Net transfers(1)       14,559,087     11,180,551     6,993,951    6,060,848     6,762,730     5,160,036     5,548,598     2,983,811
Transfers for
policy loans                   --        (60,989)           --      (29,595)           --       (22,984)           --       (15,419)
Contract charges           (3,760)        (4,159)       (1,031)      (1,401)       (1,107)       (1,388)       (2,928)       (3,332)
Contract
terminations:
  Surrender benefits     (342,005)      (201,712)      (46,998)     (80,608)      (69,423)      (75,709)      (95,856)     (166,719)
  Death benefits         (125,196)       (49,972)      (80,456)     (14,761)      (67,173)      (34,881)     (199,706)       (1,155)
                         --------        -------       -------      -------       -------       -------      --------        ------
Units outstanding
at end of year         46,419,120     37,378,870    19,877,962   16,976,713    20,591,294    15,533,280    21,040,614    14,535,588
                       ----------     ----------    ----------   ----------    ----------    ----------    ----------    ----------

(1) Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                     Segregated Asset Subaccounts
Operations                  1SR(1)        2SR(1)        1EG           2EG           1GI           2GI          1MP           2MP
Investment income
(loss) - net               $ 71,489    $ 56,082    $ (154,398)    $ (87,302)  $ 1,654,030   $ 1,540,132    $ (95,441)     $ (3,269)
Net realized gain
(loss) on investments        (6,456)        465        13,480          (646)      (21,625)       (1,135)     314,381       133,298
Net change in
unrealized appreciation
or depreciation of
investments                (153,855)   (121,139)   (2,905,126)   (2,277,864)   (3,505,242)   (3,027,281)   8,021,374     6,512,946
                           --------    --------    ----------    ----------    ----------    ----------    ---------     ---------
Net increase (decrease)
in net assets
resulting from
operations                  (88,822)    (64,592)   (3,046,044)   (2,365,812)   (1,872,837)   (1,488,284)   8,240,314     6,642,975
                            -------     -------    ----------    ----------    ----------    ----------    ---------     ---------

Contract transactions
Contract
purchase payments         1,289,161     687,688    17,397,125    14,390,785    39,036,308    33,200,601   40,221,667    32,453,353
Net transfers(2)            430,428     613,750    11,082,905     8,685,599    22,575,239    16,147,865   23,081,209    17,416,208
Transfers for
policy loans                     --          --            --       (34,648)           --       (94,679)          --       (70,428)
Annuity payments                 --          --        (1,925)       (1,109)       (7,884)       (3,946)      (3,655)       (5,343)
Contract charges                (58)        (10)       (2,039)       (2,282)      (11,499)      (14,692)      (6,720)       (8,147)
Contract
terminations:
  Surrender benefits         (4,065)     (2,173)     (136,034)     (139,176)     (426,957)     (554,084)    (423,862)     (428,239)
  Death benefits                 --          --        (4,835)       (9,481)     (722,620)      (88,912)    (262,480)      (57,712)
                                ---         ---        ------        ------      --------       -------     --------       -------
Increase (decrease)
from contract
transactions              1,715,466   1,299,255    28,335,197    22,889,688    60,442,587    48,592,153   62,606,159    49,299,692
                          ---------   ---------    ----------    ----------    ----------    ----------   ----------    ----------
Net assets at
beginning of year                --          --     3,777,614     2,420,059    18,937,955    16,305,525    8,616,206     7,109,624
                            -------      ------     ---------     ---------    ----------    ----------    ---------     ---------
Net assets at
end of year             $ 1,626,644 $ 1,234,663  $ 29,066,767  $ 22,943,935  $ 77,507,705  $ 63,409,394 $ 79,462,679  $ 63,052,291
                        ----------- -----------  ------------  ------------  ------------  ------------ ------------  ------------

Accumulation unit
activity
Units outstanding
at beginning of year             --          --     2,872,085     1,838,182    18,137,421    15,602,831    6,945,013     5,709,401
Contract
purchase payments         1,279,827     679,859    12,101,902    10,099,410    38,489,150    32,732,730   26,656,014    21,491,707
Net transfers(2)            417,159     605,264     7,751,555     6,018,658    22,063,107    15,817,982   15,096,260    11,356,558
Transfers for
policy loans                     --          --            --       (24,964)           --       (93,147)          --       (48,549)
Contract charges                (60)        (11)       (1,563)       (1,738)      (11,371)      (14,494)      (4,256)       (5,151)
Contract terminations:
  Surrender benefits         (4,184)     (2,205)      (96,207)      (97,156)     (419,641)     (543,389)    (276,529)     (275,464)
  Death benefits                 --          --        (3,513)       (7,406)     (700,511)      (88,550)    (165,248)      (35,850)
                              -----        ----        ------        ------      --------       -------     --------       -------
Units outstanding
at end of year            1,692,742   1,282,907    22,624,259    17,824,986    77,558,155    63,413,963   48,251,254    38,192,652
                          ---------   ---------    ----------    ----------    ----------    ----------   ----------    ----------

(1)For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                  Segregated Asset Subaccounts
Operations                  1OS            2OS         1RE         2RE            1SI          2SI            1IS            2IS
Investment income
(loss) - net             $ 520,266      $ 526,853   $ 199,972   $ 227,293      $ (13,442)    $ (9,939)      $ 23,905       $ 16,080
Net realized gain
(loss)
on investments             (10,090)       (26,779)     17,458       3,282          7,701       13,754         (4,572)        16,236
Net change in
unrealized
appreciation
or depreciation
of investments          (4,223,086)    (3,655,445)    661,796     803,098        513,025      529,496       (226,320)      (125,910)
                        ----------     ----------     -------     -------        -------      -------       --------       --------
Net increase
(decrease) in
net assets
resulting from
operations              (3,712,910)    (3,155,371)    879,226   1,033,673        507,284      533,311       (206,987)       (93,594)
                        ----------     ----------     -------   ---------        -------      -------       --------        -------

Contract transactions
Contract
purchase payments       13,014,175     11,503,716   3,952,923   3,899,779      1,442,777    1,828,647      2,953,260      1,802,817
Net transfers(1)         9,061,377      6,293,089   2,258,641   2,874,014        959,546      527,889      1,857,992        742,507
Transfers for
policy loans                    --        (40,353)         --     (10,828)            --       (1,443)            --           (987)
Annuity payments            (2,445)        (5,235)       (267)         --           (819)          --             --           (157)
Contract charges            (2,794)        (3,226)       (449)       (396)          (316)        (672)          (585)          (820)
Contract
terminations:
  Surrender benefits      (117,876)      (109,296)    (12,250)    (30,402)       (19,536)     (52,353)       (19,576)       (22,571)
  Death benefits          (111,023)       (17,184)    (10,858)     (2,465)        (6,520)          --         (8,453)       (11,865)
Increase (decrease)
from contract
transactions            21,841,414     17,621,511   6,187,740   6,729,702      2,375,132    2,302,068      4,782,638      2,508,924
                        ----------     ----------   ---------   ---------      ---------    ---------      ---------      ---------
Net assets at
beginning of year        4,429,715      4,197,953     654,603     848,303        567,167      563,783      1,069,286        911,568
                         ---------      ---------     -------     -------        -------      -------      ---------        -------
Net assets at
end of year           $ 22,558,219   $ 18,664,093 $ 7,721,569 $ 8,611,678    $ 3,449,583  $ 3,399,162    $ 5,644,937    $ 3,326,898
                      ------------   ------------ ----------- -----------    -----------  -----------    -----------    -----------

Accumulation
unit activity
Units outstanding
at beginning of year     3,611,816      3,420,658     683,371     885,005        589,712      585,846      1,052,855        897,107
Contract
purchase payments       11,538,119     10,132,251   3,508,774   3,524,645      1,403,557    1,815,524      2,855,730      1,749,169
Net transfers(1)         7,978,406      5,402,392   2,009,204   2,508,608        928,982      495,490      1,801,276        729,339
Transfers for
policy loans                    --        (35,553)         --      (9,747)            --       (1,658)            --           (947)
Contract charges            (2,766)        (3,190)       (381)       (335)          (283)        (599)          (599)          (839)
Contract
terminations:
  Surrender benefits      (110,698)       (98,778)    (10,637)    (26,504)       (18,847)     (48,188)       (19,045)       (22,141)
  Death benefits          (104,460)       (15,709)     (8,879)     (2,667)        (6,180)          --         (8,455)       (11,626)
                          --------        -------      ------      ------         ------                      ------        -------
Units outstanding
at end of year          22,910,417     18,802,071   6,181,452   6,879,005      2,896,941    2,846,415      5,681,762      3,340,062
                        ----------     ----------   ---------   ---------      ---------    ---------      ---------      ---------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                   Segregated Asset Subaccounts
Operations                   1SE          2SE          1UE          2UE           1MC         2MC             1AG(1)        2AG(1)
Investment income
(loss) - net              $ 452,915    $ 329,908    $ 290,460    $ 279,759     $ 328,682   $ 253,753      $ 565,126      $ 503,283
Net realized
gain (loss)
on investments               41,688        9,711        1,951        4,031         5,022      27,521           (640)       (22,454)
Net change in
unrealized appreciation
or depreciation of
investments                (565,608)    (395,443)  (5,350,726)  (4,153,158)    2,037,404   1,576,246     (8,958,931)    (7,851,214)
                           --------     --------   ----------   ----------     ---------   ---------     ----------     ----------
Net increase (decrease)
in net assets
resulting from
operations                  (71,005)     (55,824)  (5,058,315)  (3,869,368)    2,371,108   1,857,520     (8,394,445)    (7,370,385)
                            -------      -------   ----------   ----------     ---------   ---------     ----------     ----------

Contract transactions
Contract
purchase payments         8,556,361    6,187,997   31,450,468   23,356,744     5,581,765   4,323,098     19,719,536     17,792,313
Net transfers(2)          5,656,386    3,574,181   18,054,876   13,324,785     2,934,164   1,801,312     12,414,037     10,545,108
Transfers for
policy loans                     --      (12,055)          --      (54,607)           --      (4,651)            --         (8,212)
Annuity payments                 --           --      (14,132)      (8,973)       (1,478)         --           (315)           (72)
Contract charges             (1,869)      (2,228)      (6,259)      (8,594)       (1,365)     (2,090)          (394)          (519)
Contract
terminations:
  Surrender benefits        (63,060)     (86,356)    (460,586)    (279,402)      (47,829)    (72,494)       (41,357)      (100,576)
  Death benefits           (197,137)      (3,897)    (292,486)     (87,361)      (99,129)    (47,254)        (2,977)          (148)
                           --------       ------     --------      -------       -------     -------         ------           ----
Increase (decrease)
from contract
transactions             13,950,681    9,657,642   48,731,881   36,242,592     8,366,128   5,997,921     32,088,530     28,227,894
                         ----------    ---------   ----------   ----------     ---------   ---------     ----------     ----------
Net assets at
beginning of year         3,017,070    2,124,767   10,953,123    9,912,956     1,917,102   1,549,468             --             --
                          ---------    ---------   ----------    ---------     ---------   ---------      ---------      ---------
Net assets at
end of year            $ 16,896,746 $ 11,726,585 $ 54,626,689 $ 42,286,180  $ 12,654,338 $ 9,404,909   $ 23,694,085   $ 20,857,509
                       ------------ ------------ ------------ ------------  ------------ -----------   ------------   ------------

Accumulation
unit activity
Units outstanding
at beginning of year      2,665,253    1,876,209    9,951,016    8,980,927     2,022,724   1,633,700             --             --
Contract
purchase payments         7,433,137    5,389,993   29,410,374   21,760,426     5,578,158   4,347,757     20,701,093     18,660,005
Net transfers(2)          4,929,761    3,074,477   16,601,824   12,292,142     2,807,401   1,763,950     13,039,697     11,083,574
Transfers for
policy loans                     --       (9,771)          --      (54,229)           --      (5,399)            --         (6,571)
Contract charges             (1,681)      (2,001)      (6,140)      (8,424)       (1,210)     (1,846)          (506)          (657)
Contract
terminations:
  Surrender benefits        (55,438)     (73,794)    (440,143)    (262,271)      (46,056)    (70,045)       (47,050)      (109,930)
  Death benefits           (162,416)      (3,414)    (277,931)     (82,294)      (96,098)    (46,260)        (3,771)          (175)
                           --------       ------     --------      -------       -------     -------         ------           ----
Units outstanding
at end of year           14,808,616   10,251,699   55,239,000   42,626,277    10,264,919   7,621,857     33,689,463     29,626,246
                         ----------   ----------   ----------   ----------    ----------   ---------     ----------     ----------

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                   Segregated Asset Subaccounts
Operations                  1GT(1)         2GT(1)      1IG(1)         2IG(1)       1IP          2IP           1MG1           2MG1
Investment income
(loss) - net               $ 32,980     $ 43,385     $ 281,509    $ 218,277     $ 78,010     $ 67,728      $ (53,060)     $ (36,190)
Net realized gain
(loss) on investments          (350)        (296)         (769)      (1,343)     (13,861)       2,785          1,462            911
Net change in
unrealized
appreciation
or depreciation of
investments              (6,102,593)  (5,323,753)   (3,790,882)  (3,172,600)    (696,508)    (488,384)    (1,845,328)    (1,613,693)
                         ----------   ----------    ----------   ----------     --------     --------     ----------     ----------
Net increase
(decrease) in
net assets
resulting from
operations               (6,069,963)  (5,280,664)   (3,510,142)  (2,955,666)    (632,359)    (417,871)    (1,896,926)    (1,648,972)
                         ----------   ----------    ----------   ----------     --------     --------     ----------     ----------

Contract transactions
Contract
purchase payments        13,079,329   12,016,400    17,043,299   14,453,043    5,063,347    3,525,833     13,529,884     11,502,788
Net transfers(2)          8,703,686    7,224,295     9,951,347    9,246,483    3,368,099    2,526,300      8,298,424      7,899,234
Transfers for
policy loans                     --       (6,137)           --      (16,973)          --      (16,787)            --         (3,324)
Annuity payments               (510)      (2,036)       (2,015)        (962)      (4,560)        (718)        (1,210)          (678)
Contract charges               (363)        (497)         (402)        (436)      (1,125)      (1,479)          (312)          (320)
Contract
terminations:
  Surrender benefits        (28,981)     (72,012)      (39,014)     (65,089)     (36,673)     (59,555)       (28,853)       (40,299)
  Death benefits                 --         (147)      (10,179)        (302)     (12,522)          --        (11,770)          (166)
                              -----         ----       -------         ----      -------         ----        -------           ----
Increase (decrease)
from contract
transactions             21,753,161   19,159,866    26,943,036   23,615,764    8,376,566    5,973,594     21,786,163     19,357,235
                         ----------   ----------    ----------   ----------    ---------    ---------     ----------     ----------
Net assets at
beginning of year                --           --            --           --    2,680,901    2,122,181             --             --
                              -----          ---          ----         ----    ---------    ---------            ----           ---
Net assets at
end of year            $ 15,683,198 $ 13,879,202  $ 23,432,894 $ 20,660,098 $ 10,425,108  $ 7,677,904   $ 19,889,237   $ 17,708,263
                       ------------ ------------  ------------ ------------ ------------  -----------   ------------   ------------

Accumulation
unit activity
Units outstanding
at beginning of year             --           --            --           --    2,504,403    1,981,118             --             --
Contract
purchase payments        13,879,649   12,717,378    18,615,165   15,860,027    5,054,668    3,552,383     13,664,336     11,627,815
Net transfers(2)          9,104,508    7,659,033    10,691,941    9,997,949    3,267,413    2,504,169      8,350,749      7,941,404
Transfers for
policy loans                     --       (5,110)           --      (19,123)          --      (16,540)            --         (6,030)
Contract charges               (456)        (626)         (474)        (519)      (1,200)      (1,575)          (334)          (337)
Contract
terminations:
  Surrender benefits        (34,634)     (82,173)      (44,984)     (74,917)     (38,291)     (61,941)       (29,061)       (41,724)
  Death benefits                 --         (174)      (11,110)        (351)     (12,908)          --        (12,563)          (172)
                               ----         ----       -------         ----      -------         ----        -------           ----
Units outstanding
at end of year           22,949,067   20,288,328    29,250,538   25,763,066   10,774,085    7,957,614     21,973,127     19,520,956
                         ----------   ----------    ----------   ----------   ----------    ---------     ----------     ----------

(1)For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                    Segregated Asset Subaccounts
Operations                  1MD(1)          2MD(1)       1IN          2IN          1VS           2VS          1MI            2MI
Investment income
(loss) - net              $ (33,251)    $ (23,336)  $ 1,234,781    $ 924,636   $ (184,812)    $ (58,688)   $ 359,397      $ 256,448
Net realized gain
(loss) on investments         6,802           (19)       91,156       (6,751)      36,979         4,936        4,295            922
Net change in
unrealized appreciation
or depreciation of
investments                (585,813)     (537,226)  (33,589,774) (25,001,224) (12,849,879)   (9,356,658)   1,127,185        722,335
                           --------      --------   -----------  -----------  -----------    ----------    ---------        -------
Net increase (decrease)
in net assets resulting
from operations            (612,262)     (560,581)  (32,263,837) (24,083,339) (12,997,712)   (9,410,410)   1,490,877        979,705
                           --------      --------   -----------  -----------  -----------    ----------    ---------        -------

Contract transactions
Contract
purchase payments         9,057,790     7,183,959    63,237,946   50,474,223   61,158,735    46,135,956    8,045,911      5,024,496
Net transfers(2)          5,971,464     5,213,858    31,481,372   23,090,908   30,908,317    21,375,164    4,485,978      3,516,553
Transfers for
policy loans                     --        (8,708)           --     (104,938)          --      (125,709)          --         (7,681)
Annuity payments               (314)         (207)       (2,401)      (2,563)     (10,343)       (9,344)        (201)            --
Contract charges               (121)         (116)       (5,719)      (6,920)      (6,219)       (8,801)      (1,124)        (1,087)
Contract
terminations:
  Surrender benefits         (9,782)      (24,703)     (516,501)    (440,486)    (401,214)     (469,221)     (55,480)       (65,737)
  Death benefits                 --            --      (173,202)     (45,334)    (233,972)      (15,237)     (62,242)            --
                               ----          ----      --------      -------     --------       -------      -------           ----
Increase (decrease)
from contract
transactions             15,019,037    12,364,083    94,021,495   72,964,890   91,415,304    66,882,808   12,412,842      8,466,544
                         ----------    ----------    ----------   ----------   ----------    ----------   ----------      ---------
Net assets at
beginning of year                --            --    12,408,688    9,204,802    9,817,341     6,918,021    2,173,432      1,415,465
                               ----          ----    ----------    ---------    ---------     ---------    ---------      ---------
Net assets at
end of year            $ 14,406,775  $ 11,803,502  $ 74,166,346 $ 58,086,353 $ 88,234,933  $ 64,390,419 $ 16,077,151   $ 10,861,714
                       ------------  ------------  ------------ ------------ ------------  ------------ ------------   ------------

Accumulation
unit activity
Units outstanding
at beginning of year             --            --     8,199,597    6,078,883    7,245,003     5,083,557    1,886,045      1,227,570
Contract purchase
payments                  9,129,121     7,166,706    48,279,810   39,098,739   40,890,381    30,821,933    6,491,856      4,035,458
Net transfers(2)          5,941,258     5,173,774    24,802,025   18,294,616   20,708,656    14,282,651    3,593,857      2,800,365
Transfers for
policy loans                     --        (7,506)           --      (83,680)          --       (86,365)          --         (6,195)
Contract charges               (128)         (120)       (5,866)      (7,144)      (4,539)       (6,448)        (866)          (836)
Contract
terminations:
  Surrender benefits         (9,947)      (24,900)     (446,560)    (380,476)    (276,589)     (320,332)     (43,314)       (51,125)
  Death benefits                 --            --      (149,800)     (37,380)    (156,059)      (10,819)     (47,299)            --
                               ----          ----      --------      -------     --------       -------      -------
Units outstanding
at end of year           15,060,304    12,307,954    80,679,206   62,963,558   68,406,853    49,764,177   11,880,279      8,005,237
                         ----------    ----------    ----------   ----------   ----------    ----------   ----------      ---------

(1)For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                          Segregated Asset Subaccounts
                                                                                                                        Combined
                                                                                                                        Variable
Operations                      1SV            2SV            1IT            2IT            1SP            2SP           Account
Investment income
(loss) - net                $ (63,657)     $ (34,417)     $ 758,460      $ 638,937    $ 1,024,343      $ 799,548    $ 121,832,117
Net realized gain
(loss) on investments          14,185         11,000        (22,743)          (950)       (15,012)        (8,450)         241,229
Net change in
unrealized appreciation
or depreciation of
investments                 3,163,520      2,303,581     (9,801,825)    (7,734,272)    (1,188,467)      (774,100)    (418,862,032)
                            ---------      ---------     ----------     ----------     ----------       --------     ------------
Net increase (decrease)
in net assets resulting
from operations             3,114,048      2,280,164     (9,066,108)    (7,096,285)      (179,136)        16,998     (296,788,686)
                            ---------      ---------     ----------     ----------       --------         ------     ------------

Contract transactions
Contract
purchase payments           7,507,153      4,735,494     20,661,018     16,690,783     19,601,878     15,451,815    2,723,254,081
Net transfers(1)            4,594,336      3,445,060     10,197,285      8,651,164      9,008,521      6,975,569      121,615,956
Transfers for
policy loans                       --         (5,716)            --        (41,721)            --        (49,608)      (2,426,441)
Annuity payments                  (91)          (373)          (646)        (2,482)        (3,039)          (378)      (1,291,126)
Contract charges               (1,505)        (1,696)        (1,302)        (1,354)        (1,702)        (2,074)        (302,902)
Contract terminations:
  Surrender benefits          (63,956)       (26,542)       (96,455)      (229,843)      (144,237)      (202,261)     (23,929,494)
  Death benefits              (16,738)        (7,287)       (31,021)        (6,304)       (32,873)       (18,991)      (9,203,270)
                              -------         ------        -------         ------        -------        -------       ----------
Increase (decrease)
from contract
transactions               12,019,199      8,138,940     30,728,879     25,060,243     28,428,548     22,154,072    2,807,716,804
                           ----------      ---------     ----------     ----------     ----------     ----------    -------------
Net assets at
beginning of year           2,208,733      2,026,059      2,031,976      1,867,896      3,132,024      2,850,015      595,550,204
                            ---------      ---------      ---------      ---------      ---------      ---------      -----------
Net assets at end of year$ 17,341,980   $ 12,445,163   $ 23,694,747   $ 19,831,854   $ 31,381,436   $ 25,021,085  $ 3,106,478,322
                         ------------   ------------   ------------   ------------   ------------   ------------  ---------------

Accumulation
unit activity
Units outstanding
at beginning of year        2,043,367      1,873,052      1,342,920      1,233,713      2,723,041      2,476,379
Contract
purchase payments           5,872,170      3,722,888     13,655,035     11,277,668     18,816,189     14,915,435
Net transfers1              3,670,340      2,658,892      6,943,900      5,948,499      8,519,816      6,688,350
Transfers for
policy loans                       --         (5,142)            --        (32,453)            --        (48,680)
Contract charges               (1,082)        (1,214)        (1,154)        (1,195)        (1,694)        (2,067)
Contract terminations:
  Surrender benefits          (47,544)       (12,025)       (71,362)      (175,205)      (142,955)      (198,038)
  Death benefits              (13,378)        (5,015)       (25,337)        (5,905)       (33,179)       (18,830)
                              -------         ------        -------         ------        -------        -------
Units outstanding
at end of year             11,523,873      8,231,436     21,844,002     18,245,122     29,881,218     23,812,549
                           ----------      ---------     ----------     ----------     ----------     ----------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                             Segregated Asset Subaccounts
Operations                  BC1(1)         BC2(1       BD1(1)       BD2(1)      CR1(1)      CR2(1)          CM1(1)          CM2(1)
Investment income
(loss) - net              $ (2,587)      $ (602)     $ 74,783     $ 53,580   $ 180,144    $ 320,678       $ 420,976       $ 346,638
Net realized gain
(loss) on investments          119          138          (977)         357         228        1,799              --              --
Net change in
unrealized appreciation
or depreciation of
investments                582,026      503,769       (23,216)      (9,773)    129,521      200,310             (20)            (17)
                           -------      -------       -------       ------     -------      -------             ---             ---
Net increase (decrease)
in net assets resulting
from operations            579,558      503,305        50,590       44,164     309,893      522,787         420,956         346,621
                           -------      -------        ------       ------     -------      -------         -------         -------

Contract transactions
Contract
purchase payments        7,433,114    7,101,931    11,484,828    6,956,813   3,111,030    5,526,328     109,375,412      85,241,344
Net transfers(2)         1,035,077      734,585       313,214      345,360     263,751       97,735     (21,277,400)    (19,097,300)
Transfers for
policy loans                    --           --            --       (4,036)         --           --              --        (135,836)
Annuity payments                --           --            --           --          --         (278)             --              --
Contract terminations:
  Surrender benefits        (4,464)      (3,533)       (3,858)     (43,861)     (4,351)      (8,934)        (24,995)        (37,313)
  Death benefits                --           --        (3,768)      (6,048)         --           --        (114,657)        (39,975)
                              ----          ---        ------       ------        ----          ---         --------         -------
Increase (decrease)
from contract
transactions             8,463,727    7,832,983    11,790,416    7,248,228   3,370,430    5,614,851      87,958,360      65,930,920
                         ---------    ---------    ----------    ---------   ---------    ---------      ----------      ----------
Net assets at
beginning of year               --           --            --           --          --           --              --              --
                         ---------    ---------    ----------    ---------   ---------    ---------      ----------      ----------
Net assets at
end of year            $ 9,043,285  $ 8,336,288  $ 11,841,006  $ 7,292,392 $ 3,680,323  $ 6,137,638    $ 88,379,316    $ 66,277,541
                       -----------  -----------  ------------  ----------- -----------  -----------    ------------    ------------

Accumulation unit
activity
Units outstanding
at beginning of year            --           --            --           --          --           --              --              --
Contract purchase
payments                 7,162,609    6,810,380    11,373,968    6,895,987   2,978,006    5,287,001     108,634,311      84,680,749
Net transfers(2)           986,160      696,257       308,700      343,400     253,016       99,898     (21,071,326)    (18,947,088)
Transfers for
policy loans                    --           --            --       (4,057)         --           --              --        (134,817)
Contract terminations:
  Surrender benefits        (4,068)      (3,259)       (3,810)     (43,401)     (4,021)     (54,010)        (24,769)        (37,017)
  Death benefits                --           --        (3,724)      (5,976)         --           --        (113,923)        (39,703)
                              ----         ----        ------       ------       -----         ----        --------         -------
Units outstanding at
end of year              8,144,701    7,503,378    11,675,134    7,185,953   3,227,001    5,332,889      87,424,293      65,522,124
                         ---------    ---------    ----------    ---------   ---------    ---------      ----------      ----------

(1)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                              Segregated Asset Subaccounts
Operations                      DE1(1)      DE2(1)       EI1(1)      EI2(1)        FI1(1)       FI2(1)       GB1(1)          GB2(1)
Investment income
(loss) - net                  $ 3,436      $ 4,098    $ 102,421    $ 72,359      $ 72,065     $ 56,259     $ 10,861         $ 7,511
Net realized gain
(loss) on investments              42           18          243        (984)         (771)      (1,078)        (981)             (5)
Net change in
unrealized appreciation
or depreciation of
investments                    97,850       73,972       69,360      14,899       (64,481)     (50,825)     (29,550)        (18,039)
                               ------       ------       ------      ------       -------      -------      -------         -------
Net increase (decrease)
in net assets resulting
from operations               101,328       78,088      172,024      86,274         6,813        4,356      (19,670)        (10,533)
                              -------       ------      -------      ------         -----        -----      -------         -------

Contract transactions
Contract
purchase payments           3,052,274    2,819,613    9,162,394   7,046,617    14,336,568   12,246,539    2,072,704       1,343,061
Net transfers(2)              381,448      347,588      919,468     740,456    (1,420,267)  (1,058,145)     317,070         223,877
Transfers for
policy loans                       --       (2,929)          --      (1,362)           --           --           --          (2,046)
Annuity payments                   --           --         (167)         --            --           --           --              --
Contract terminations:
  Surrender benefits           (1,452)      (3,891)      (4,008)     (4,745)      (88,589)     (11,705)      (1,525)           (732)
  Death benefits               (3,792)      (6,160)          --          --        (7,507)     (12,024)          --              --
                               ------       ------         ----        ----        ------      -------         ----           -----
Increase (decrease) from
contract transactions       3,428,478    3,154,221   10,077,687   7,780,966    12,820,205   11,164,665    2,388,249       1,564,160
                            ---------    ---------   ----------   ---------    ----------   ----------    ---------       ---------
Net assets at
beginning of year                  --           --           --          --            --           --           --              --
                            ---------    ---------   ----------   ---------    ----------   ----------    ---------       ---------
Net assets at
end of year               $ 3,529,806  $ 3,232,309 $ 10,249,711 $ 7,867,240  $ 12,827,018 $ 11,169,021  $ 2,368,579     $ 1,553,627
                          -----------  ----------- ------------ -----------  ------------ ------------  -----------     -----------

Accumulation
unit activity
Units outstanding
at beginning of year               --           --           --          --            --           --           --              --
Contract purchase
payments                    3,066,645    2,814,906    9,219,216   7,069,480    14,318,437   12,212,010    2,054,070       1,332,987
Net transfers(2)              379,466      346,936      932,432     710,749    (1,426,679)  (1,053,115)     315,167         221,882
Transfers for
policy loans                       --       (2,892)          --      (1,370)           --           --           --          (2,024)
Contract terminations:
  Surrender benefits           (1,433)      (3,849)     (14,643)     (4,765)      (88,311)     (11,669)      (1,506)           (729)
  Death benefits               (3,740)      (6,074)          --          --        (7,482)     (11,980)          --              --
                               ------       ------       ------        ----        ------      -------        -----           -----
Units outstanding
at end of year              3,440,938    3,149,027   10,137,005   7,774,094    12,795,965   11,135,246    2,367,731       1,552,116
                            ---------    ---------   ----------   ---------    ----------   ----------    ---------       ---------

(1)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                        Segregated Asset Subaccounts
Operations                      GR1(1)       GR2(1)      IE1(1)      IE2(1)        MF1(1)      MF2(1)       ND1(1)         ND2(1)
Investment income
(loss) - net                  $ (5,756)    $ (3,187)  $ 145,773   $ 243,800    $ 183,664    $ 143,394    $ 140,012       $ 134,388
Net realized gain
(loss) on investments              286        1,867         352         281          409          (91)       1,335             363
Net change in
unrealized appreciation
or depreciation of
investments                  1,475,698    1,721,546     164,609     170,750      209,114      172,124    3,344,313       3,251,583
                             ---------    ---------     -------     -------      -------      -------    ---------       ---------
Net increase (decrease)
in net assets resulting
from operations              1,470,228    1,720,226     310,734     414,831      393,187      315,427    3,485,660       3,386,334
                             ---------    ---------     -------     -------      -------      -------    ---------       ---------

Contract transactions
Contract purchase payments  12,920,916   16,592,001   2,134,769   2,647,146    6,071,982    5,083,910   31,310,027      30,126,003
Net transfers(2)             1,906,148    1,670,102     322,635     220,086      644,363      284,874    3,851,864       4,080,510
Transfers for policy loans          --      (17,061)         --          --           --           --           --          (8,431)
Annuity payments                    --         (247)         --          --           --           --         (247)         (1,064)
Contract terminations:
  Surrender benefits            (4,649)      (9,364)     (2,239)     (2,526)      (1,336)      (6,202)     (12,517)        (21,866)
  Death benefits                    --           --          --          --           --           --       (3,906)         (6,397)
                             ---------    ---------     -------     -------      -------      -------    ---------       ---------
Increase (decrease)
from contract transactions  14,822,415   18,235,431   2,455,165   2,864,706    6,715,009    5,362,582   35,145,221      34,168,755
                            ----------   ----------   ---------   ---------    ---------    ---------   ----------      ----------
Net assets at
beginning of year                   --           --          --          --           --           --           --              --
                            ----------   ----------   ---------   ---------    ---------    ---------   ----------      ----------
Net assets at
end of year               $ 16,292,643 $ 19,955,657 $ 2,765,899 $ 3,279,537  $ 7,108,196  $ 5,678,009 $ 38,630,881    $ 37,555,089
                          ------------ ------------ ----------- -----------  -----------  ----------- ------------    ------------

Accumulation
unit activity
Units outstanding
at beginning of year                --           --          --          --           --           --           --              --
Contract
purchase payments           12,046,112   15,400,990   1,892,810   2,385,192    5,922,803    4,952,443   28,968,153      27,841,928
Net transfers(2)             1,770,848    1,533,999     282,373     192,407      617,528      273,875    3,544,018       3,800,123
Transfers for
policy loans                        --      (15,706)         --          --           --           --           --          (7,719)
Contract terminations:
  Surrender benefits            (4,032)     (28,026)     (1,878)     (2,235)      (1,245)      (6,019)     (25,986)        (91,026)
  Death benefits                    --           --          --          --           --           --       (3,601)         (5,895)
                           ------------ ------------ ----------- -----------  -----------  ----------- ------------    ------------
Units outstanding
at end of year              13,812,928   16,891,257   2,173,305   2,575,364    6,539,086    5,220,299   32,482,584      31,537,411
                            ----------   ----------   ---------   ---------    ---------    ---------   ----------      ----------

(1)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                        Segregated Asset Subaccounts
Operations                      SC1(1)       SC2(1)       SA1(1)      SA2(1)       1CA(1)      2CA(1)         1CD1           2CD(1)
Investment income
(loss) - net                   $ 9,831     $ 10,709    $ 153,278    $ 198,840    $ 97,421     $ 77,992     $ (2,242)       $ (1,528)
Net realized gain
(loss) on investments               34       17,681            2        2,772       1,898           --        1,935           1,596
Net change in
unrealized appreciation
or depreciation
of investments                 245,447      226,625      742,963      976,970     859,149      681,227      290,076         256,676
                               -------      -------      -------      -------     -------      -------      -------         -------
Net increase (decrease)
in net assets resulting
from operations                255,312      255,015      896,243    1,178,582     958,468      759,219      289,769         256,744
                               -------      -------      -------    ---------     -------      -------      -------         -------

Contract transactions
Contract purchase payments   2,653,515    2,663,423    4,360,849    4,744,466   5,107,384    4,183,527    1,839,913       1,383,121
Net transfers(2)               497,807      424,091      654,792      859,140     711,052      756,963      262,326         482,191
Transfers for policy loans          --       (1,155)          --           --          --            9           --              --
Annuity payments                  (143)          --           --           --          --           --           --              --
Contract terminations:
  Surrender benefits            (1,717)        (529)      (5,671)     (10,331)        (75)        (658)         (44)            (28)
  Death benefits                    --           --           --           --          --           --           --              --
                                -------      -------      -------    ---------     -------      -------      -------         -------
Increase (decrease)
from contract transactions   3,149,462    3,085,830    5,009,970    5,593,275   5,818,361    4,939,841    2,102,195       1,865,284
                             ---------    ---------    ---------    ---------   ---------    ---------    ---------       ---------
Net assets at
beginning of year                   --           --           --           --          --           --           --              --
                             ---------    ---------    ---------    ---------   ---------    ---------    ---------       ---------
Net assets at
end of year                $ 3,404,774  $ 3,340,845  $ 5,906,213  $ 6,771,857 $ 6,776,829  $ 5,699,060  $ 2,391,964     $ 2,122,028
                           -----------  -----------  -----------  ----------- -----------  -----------  -----------     -----------

Accumulation
unit activity
Units outstanding
at beginning of year                --           --           --           --          --           --           --              --
Contract
purchase payments            2,555,169    2,569,999    3,400,022    3,813,282   4,542,912    3,684,401    1,659,747       1,256,610
Net transfers(2)               484,382      401,900      505,167      664,753     617,051      652,901      232,656         421,210
Transfers for
policy loans                        --       (1,113)          --           --          --           --           --              --
Contract terminations:
  Surrender benefits           (10,442)        (495)      (4,056)      (7,790)        (62)        (554)         (38)            (24)
  Death benefits                    --           --           --           --          --           --           --              --
                              ---------    ---------    ---------    ---------   ---------    ---------    ---------       ---------
Units outstanding
at end of year               3,029,109    2,970,291    3,901,133    4,470,245   5,159,901    4,336,748    1,892,365       1,677,796
                             ---------    ---------    ---------    ---------   ---------    ---------    ---------       ---------

(1)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                       Segregated Asset Subaccounts
Operations                     1IF(1)       2IF(1)        1VA(1)       2VA(1)      1EG(2)        2EG(2)       1GI(1)        2GI(1)
Investment income
(loss) - net                 $ (2,948)    $ (1,939)     $ (4,716)   $ (3,075)    $ 16,334     $ 10,577     $ (19,386)    $ (13,669)
Net realized gain
(loss) on investments              --        2,775           675        (584)          --           46            --            --
Net change in unrealized
appreciation or
depreciation of
investments                   583,598      485,309        (8,877)    (21,256)     514,238      326,083       553,369       491,493
                              -------      -------        ------     -------      -------      -------       -------       -------
Net increase (decrease)
in net assets resulting
from operations               580,650      486,145       (12,918)    (24,915)     530,572      336,706       533,983       477,824
                              -------      -------       -------     -------      -------      -------       -------       -------

Contract transactions
Contract purchase payments  1,999,856    1,691,173     3,777,935   2,999,761    2,696,796    1,724,400    15,741,210    13,409,862
Net transfers(3)              429,804      407,485       628,524     393,293      552,346      362,709     2,672,550     2,443,726
Transfers for
policy loans                       --       (5,437)           --           2           --           --            --        (4,840)
Annuity payments                   --           --            --          --           --           --            --            --
Contract terminations:
  Surrender benefits             (187)      (3,430)       (1,241)     (2,258)      (2,100)      (3,756)       (2,211)       (8,767)
  Death benefits                   --           --            --          --           --           --        (7,577)      (12,280)
                              -------      -------       -------     -------      -------      -------       -------       -------
Increase (decrease) from
contract transactions       2,429,473    2,089,791     4,405,218   3,390,798    3,247,042    2,083,353    18,403,972    15,827,701
                            ---------    ---------     ---------   ---------    ---------    ---------    ----------    ----------
Net assets at
beginning of year                  --           --            --          --           --           --            --            --
                              -------      -------       -------     -------      -------      -------       -------       -------
Net assets at
end of year               $ 3,010,123  $ 2,575,936   $ 4,392,300 $ 3,365,883  $ 3,777,614  $ 2,420,059  $ 18,937,955  $ 16,305,525
                          -----------  -----------   ----------- -----------  -----------  -----------  ------------  ------------

Accumulation
unit activity
Units outstanding
at beginning of year               --           --            --          --           --           --            --            --
Contract
purchase payments           1,730,284    1,454,910     4,092,189   3,231,208    2,390,678    1,523,280    15,529,921    13,239,175
Net transfers(3)              363,593      342,202       684,142     428,242      483,019      318,154     2,617,031     2,388,834
Transfers for
policy loans                       --       (3,831)           --          --           --           --            --        (4,699)
Contract terminations:
  Surrender benefits             (143)      (2,631)       (1,366)     (2,487)      (1,612)      (3,252)       (2,129)       (8,488)
  Death benefits                   --           --            --          --           --           --        (7,402)      (11,991)
                              -------      -------       -------     -------      -------      -------       -------       -------
Units outstanding at
end of year                 2,093,734    1,790,650     4,774,965   3,656,963    2,872,085    1,838,182    18,137,421    15,602,831
                            ---------    ---------     ---------   ---------    ---------    ---------    ----------    ----------

(1)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
(3)Includes  transfer activity from (to) other subaccounts and transfers from (to)IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                      Segregated Asset Subaccounts
Operations                    1MP(1)      2MP(1)      1OS(1)       2OS(1)       1RE(1)      2RE(1)          1SI(1)          2SI(1)
Investment income
(loss) - net                $ 43,748    $ 37,594    $ (4,319)    $ (3,218)     $ (675)     $ (727)         $ (430)         $ (467)
Net realized gain
(loss) on investments             --      10,048          69        5,056        (118)         --              --              (2)
Net change in unrealized
appreciation or
depreciation of
investments                1,140,720     971,702     513,957      475,663      18,355      22,614          17,650          21,497
                           ---------     -------     -------      -------      ------      ------          ------          ------
Net increase (decrease)
in net assets resulting
from operations            1,184,468   1,019,344     509,707      477,501      17,562      21,887          17,220          21,028
                           ---------   ---------     -------      -------      ------      ------          ------          ------

Contract transactions
Contract
purchase payments          6,375,769   5,111,676   3,319,653    3,100,261     453,462     644,456         390,967         443,196
Net transfers(2)           1,062,042     995,983     601,976      622,039     187,577     187,834         159,814         100,926
Transfers for
policy loans                      --      (2,566)         --         (696)         --          --              --          (1,367)
Annuity payments                  --        (248)         --           --          --          --              --              --
Contract terminations:
  Surrender benefits          (2,185)     (8,145)     (1,621)      (1,152)       (303)         --            (834)             --
  Death benefits              (3,888)     (6,420)         --           --      (3,695)     (5,874)             --              --
                              ------      ------        ----         ----       ------      ------           ----           -----
Increase (decrease)
from contract
transactions               7,431,738   6,090,280   3,920,008    3,720,452     637,041     826,416         549,947         542,755
Net assets at
beginning of year                 --          --          --           --          --          --              --              --
                              ------      ------        ----         ----       ------      ------           ----           -----
Net assets at
end of year              $ 8,616,206 $ 7,109,624 $ 4,429,715  $ 4,197,953   $ 654,603   $ 848,303       $ 567,167       $ 563,783
                         ----------- ----------- -----------  -----------   ---------   ---------       ---------       ---------

Accumulation
unit activity
Units outstanding
at beginning of year              --          --          --           --          --          --              --              --
Contract
purchase payments          5,965,971   4,839,333   3,063,564    2,864,852     493,488     691,728         418,504         477,931
Net transfers(2)             984,780     905,320     549,802      557,449     194,209     199,636         172,094         109,379
Transfers for
policy loans                      --      (2,341)         --         (636)         --          --              --          (1,464)
Contract terminations:
  Surrender benefits          (2,102)    (26,910)     (1,550)      (1,007)       (325)         --            (886)             --
  Death benefits              (3,636)     (6,001)         --           --      (4,001)     (6,359)             --              --
                              ------      ------        ----        -----      ------      ------            ----            ----
Units outstanding
at end of year             6,945,013   5,709,401   3,611,816    3,420,658     683,371     885,005         589,712         585,846
                           ---------   ---------   ---------    ---------     -------     -------         -------         -------

(1)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                Segregated Asset Subaccounts
Operations                      1IS(1)     2IS(1)      1SE(1)       2SE(1)       1UE(1)       2UE(1)        1MC(1)           2MC(1)
Investment income
(loss) - net                 $ (1,094)    $ (529)     $ 1,971      $ 1,942     $ 110,630    $ 105,937      $ 9,247         $ 8,462
Net realized gain
(loss) on investments              --         (3)          --          257         2,204          792           35            (952)
Net change in
unrealized appreciation
or depreciation
of investments                 46,155     32,184      291,563      203,877       593,778      531,746       31,577          26,514
                               ------     ------      -------      -------       -------      -------       ------          ------
Net increase (decrease)
in net assets resulting
from operations                45,061     31,652      293,534      206,076       706,612      638,475       40,859          34,024
                               ------     ------      -------      -------       -------      -------       ------          ------

Contract transactions
Contract
purchase payments             882,752    817,794    2,253,298    1,589,356     8,368,472    7,827,059    1,624,627       1,278,447
Net transfers(2)              143,139     62,525      472,295      329,796     1,880,455    1,490,338      251,809         239,262
Transfers for
policy loans                       --         --           --           --            --       (4,373)          --          (2,265)
Annuity payments                   --         --           --           --            --         (244)        (193)             --
Contract terminations:
  Surrender benefits           (1,666)      (403)      (2,057)        (461)       (2,416)     (38,299)          --              --
  Death benefits                   --         --           --           --            --           --           --              --
                               ------     ------      -------      -------       -------      -------       ------          ------
Increase (decrease)
from contract transactions  1,024,225    879,916    2,723,536    1,918,691    10,246,511    9,274,481    1,876,243       1,515,444
                            ---------    -------    ---------    ---------    ----------    ---------    ---------       ---------
Net assets at
beginning of year                  --         --           --           --            --           --           --              --
                               ------     ------      -------      -------       -------      -------       ------          ------
Net assets at
end of year               $ 1,069,286  $ 911,568  $ 3,017,070  $ 2,124,767  $ 10,953,123  $ 9,912,956  $ 1,917,102     $ 1,549,468
                          -----------  ---------  -----------  -----------  ------------  -----------  -----------     -----------

Accumulation
unit activity
Units outstanding
at beginning of year               --         --           --           --            --           --           --              --
Contract
purchase payments             907,205    834,324    2,204,317    1,557,541     8,137,134    7,616,924    1,751,803       1,378,191
Net transfers(2)              147,298     63,196      462,798      319,102     1,816,102    1,423,309      284,474         257,926
Transfers for
policy loans                       --         --           --           --            --       (4,147)          --          (2,417)
Contract terminations:
  Surrender benefits           (1,648)      (413)      (1,862)        (434)       (2,220)     (55,159)     (13,553)             --
  Death benefits                   --         --           --           --            --           --           --              --
                               ------     ------      -------      -------       -------      -------       ------          ------
Units outstanding
at end of year              1,052,855    897,107    2,665,253    1,876,209     9,951,016    8,980,927    2,022,724       1,633,700
                            ---------    -------    ---------    ---------     ---------    ---------    ---------       ---------

(1)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                         Segregated Asset Subaccounts
Operations                       1IP(1)       2IP(1)       1IN(1)       2IN(1)       1VS(1)       2VS(1)        1MI(1)       2MI(1)
Investment income
(loss) - net                   $ 18,140     $ 16,731     $ (11,652)    $ (6,830)   $ 528,089    $ 421,574    $ 138,620     $ 96,857
Net realized gain
(loss) on investments               194           87            --           --           --           --           --        2,653
Net change in unrealized
appreciation or
depreciation of
investments                     130,688      117,423     2,463,909    1,843,265    1,009,011      675,643       61,546       30,214
                                -------      -------     ---------    ---------    ---------      -------       ------       ------
Net increase (decrease)
in net assets resulting
from operations                 149,022      134,241     2,452,257    1,836,435    1,537,100    1,097,217      200,166      129,724
                                -------      -------     ---------    ---------    ---------    ---------      -------      -------

Contract transactions
Contract purchase payments    1,993,477    1,541,460     8,535,266    5,909,629    7,028,603    4,793,250    1,609,563    1,028,429
Net transfers(2)                538,601      450,491     1,430,140    1,468,630    1,252,334    1,037,971      363,725      257,313
Transfers for
policy loans                         --           --            --         (723)          --       (6,501)          --           --
Annuity payments                   (199)          --            --           --           --         (252)          --           --
Contract terminations:
  Surrender benefits                 --       (4,011)       (4,850)      (2,266)        (696)      (3,664)         (22)          (1)
  Death benefits                     --           --        (4,125)      (6,903)          --           --           --           --
                                  -----         ----        ------       ------         ----         ----         ----          ---
Increase (decrease) from
contract transactions         2,531,879    1,987,940     9,956,431    7,368,367    8,280,241    5,820,804    1,973,266    1,285,741
                              ---------    ---------     ---------    ---------    ---------    ---------    ---------    ---------
Net assets at
beginning of year                    --           --            --           --           --           --           --           --
                                  -----         ----        ------       ------         ----         ----         ----          ---
Net assets at
end of year                 $ 2,680,901  $ 2,122,181  $ 12,408,688  $ 9,204,802  $ 9,817,341  $ 6,918,021  $ 2,173,432  $ 1,415,465
                            -----------  -----------  ------------  -----------  -----------  -----------  -----------  -----------

Accumulation unit activity
Units outstanding at
beginning of year                    --           --            --           --           --           --           --           --
Contract purchase payments    1,973,700    1,540,067     7,060,160    4,917,565    6,168,604    4,236,058    1,539,605      983,406
Net transfers(2)                543,216      445,014     1,146,075    1,169,160    1,076,943      874,498      346,461      244,164
Transfers for
policy loans                         --           --            --         (479)          --       (5,052)          --           --
Contract terminations:
  Surrender benefits            (12,513)      (3,963)       (3,252)      (1,698)        (544)     (21,947)         (21)          --
  Death benefits                     --           --        (3,386)      (5,665)          --           --           --           --
                                  -----         ----        ------       ------         ----         ----         ----          ---
Units outstanding
at end of year                2,504,403    1,981,118     8,199,597    6,078,883    7,245,003    5,083,557    1,886,045    1,227,570
                              ---------    ---------     ---------    ---------    ---------    ---------    ---------    ---------

(1)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                            Segregated Asset Subaccounts
                                                                                                                         Combined
                                                                                                                         Variable
Operations                      1SV(1)          2SV(1)          1IT(2)          2IT(2)         1SP(2)       2SP(2)        Account
Investment income
(loss) - net                  $ (2,131)       $ (1,787)       $ (1,448)       $ (1,112)      $ (2,628)     $ (1,851)  $ 4,728,831
Net realized gain
(loss) on investments              (14)            723               1              --             --            --        52,810
Net change in
unrealized appreciation
or depreciation of
investments                    124,025         138,233         355,633         335,224        198,642       178,851     31,790,472
                               -------         -------         -------         -------        -------       -------     ----------
Net increase (decrease)
in net assets resulting
from operations                121,880         137,169         354,186         334,112        196,014       177,000     36,572,113
                               -------         -------         -------         -------        -------       -------     ----------

Contract transactions
Contract purchase payments   1,572,645       1,669,098       1,310,346       1,184,921      2,500,578     2,150,975    553,484,000
Net transfers(3)               514,208         256,673         367,444         349,599        436,774       527,819      6,425,430
Transfers for policy loans          --            (698)             --            (706)            --        (5,051)      (208,068)
Annuity payments                    --              --              --              --             --            --         (3,282)
Contract terminations:
  Surrender benefits                --         (36,183)             --             (30)        (1,342)         (728)      (464,993)
  Death benefits                    --              --              --              --             --            --       (254,996)
                               -------         -------         -------         -------        -------       -------     ----------
Increase (decrease)
from contract transactions   2,086,853       1,888,890       1,677,790       1,533,784      2,936,010     2,673,015    558,978,091
                             ---------       ---------       ---------       ---------      ---------     ---------    -----------
Net assets at
beginning of year                   --              --              --              --             --            --             --
                               -------         -------         -------         -------        -------       -------     ----------
Net assets at end of year  $ 2,208,733     $ 2,026,059     $ 2,031,976     $ 1,867,896    $ 3,132,024   $ 2,850,015  $ 595,550,204
                           -----------     -----------     -----------     -----------    -----------   -----------  -------------

Accumulation unit activity
Units outstanding at
beginning of year                   --              --              --              --             --            --
Contract purchase payments   1,539,862       1,657,064       1,062,898         934,849      2,318,078     1,988,261
Net transfers(3)               503,505         250,547         280,022         299,511        406,223       493,274
Transfers for policy loans          --            (669)             --            (626)            --        (4,487)
Contract terminations:
  Surrender benefits                --         (33,890)             --             (21)        (1,260)         (669)
  Death benefits                    --              --              --              --             --            --
                               -------         -------         -------         -------        -------       -------
Units outstanding at
end of year                  2,043,367       1,873,052       1,342,920       1,233,713      2,723,041     2,476,379
                             ---------       ---------       ---------       ---------      ---------     ---------

(1)For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(3)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.



IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)

Notes to Financial Statements

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company
(IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the
Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for AXP(R) Variable Portfolio -- Global Bond Fund and Credit Suisse Warburg
Pincus Trust -- Emerging Growth Portfolio), open-end management investment companies and have the following investment managers.

Subaccount        Invests exclusively in shares of                          Investment Manager
----------------- -------------------------------------------------------- ---------------------------------------------
BC1               AXP(R)Variable Portfolio - Blue Chip Advantage Fund       IDS Life Insurance Company 1
BC2
BD1               AXP(R)Variable Portfolio - Bond Fund                      IDS Life Insurance Company 1
BD2
CR1               AXP(R)Variable Portfolio - Capital Resource Fund          IDS Life Insurance Company 1
CR2
CM1               AXP(R)Variable Portfolio - Cash Management Fund           IDS Life Insurance Company 1
CM2
DE1               AXP(R)Variable Portfolio - Diversified Equity Income      IDS Life Insurance Company 1
DE2               Fund
EM1               AXP(R)Variable Portfolio - Emerging Markets Fund          IDS Life Insurance Company 2
EM2
EI1               AXP(R)Variable Portfolio - Extra Income Fund              IDS Life Insurance Company 1
EI2
FI1               AXP(R)Variable Portfolio - Federal Income Fund            IDS Life Insurance Company 1
FI2
GB1               AXP(R)Variable Portfolio - Global Bond Fund               IDS Life Insurance Company 1
GB2
GR1               AXP(R)Variable Portfolio - Growth Fund                    IDS Life Insurance Company 1
GR2
IE1               AXP(R)Variable Portfolio - International Fund             IDS Life Insurance Company 2
IE2
MF1               AXP(R)Variable Portfolio - Managed Fund                   IDS Life Insurance Company 1
MF2
ND1               AXP(R)Variable Portfolio - New Dimensions Fund(R)         IDS Life Insurance Company 1
ND2
IV1               AXP(R)Variable Portfolio - S&P 500 Index Fund             IDS Life Insurance Company 1
IV2
SC1               AXP(R)Variable Portfolio - Small Cap Advantage Fund       IDS Life Insurance Company 3
SC2
SA1               AXP(R)Variable Portfolio - Strategy Aggressive Fund       IDS Life Insurance Company 1
SA2
1CA               AIM V.I. Capital Appreciation Fund                       A I M Advisors, Inc.
2CA
1CD               AIM V.I. Capital Development Fund                        A I M Advisors, Inc.
2CD
1IF               American Century VP International                        American Century Investment Management, Inc.
2IF
1VA               American Century VP Value                                American Century Investment Management, Inc.
2VA
1SR               Calvert Variable Series, Inc. Social Balanced Portfolio  Calvert Asset Management Company, Inc.4
2SR
1EG               Credit Suisse Warburg Pincus Trust - Emerging Growth     Credit Suisse Asset Management, LLC
2EG               Portfolio
1GI               Fidelity VIP III Growth & Income Portfolio (Service      Fidelity Management & Research Company
2GI               Class)                                                   (FMR)5
1MP               Fidelity VIP III Mid Cap Portfolio (Service Class)       Fidelity Management & Research Company
2MP                                                                        (FMR)5
1OS               Fidelity VIP Overseas Portfolio (Service Class)          Fidelity Management & Research Company
2OS                                                                        (FMR)6
1RE               FTVIPT Franklin Real Estate Fund - Class 2               Franklin Advisers, Inc.
2RE
1SI               FTVIPT Franklin Value Securities Fund - Class 2          Franklin Advisory Services, LLC
2SI
1IS               FTVIPT Templeton International Smaller Companies Fund    Templeton Investment Counsel, LLC
2IS               - Class 2
1SE               Goldman Sachs VIT CORESM Small Cap Equity Fund           Goldman Sachs Asset Management
2SE
1UE               Goldman Sachs VIT CORESM U.S. Equity Fund                Goldman Sachs Asset Management
2UE
1MC               Goldman Sachs VIT Mid Cap Value Fund                     Goldman Sachs Asset Management
2MC
1AG               Janus Aspen Series Aggressive Growth Portfolio:          Janus Capital
2AG               Service Shares
1GT               Janus Aspen Series Global Technology Portfolio:          Janus Capital
2GT               Service Shares
1IG               Janus Aspen Series International Growth Portfolio:       Janus Capital
2IG               Service Shares
1IP               Lazard Retirement International Equity Portfolio         Lazard Asset Management
2IP
1MG               MFS(R) Investors Growth Stock Series - Service Class     MFS Investment Management(R)
2MG
1MD               MFS(R) New Discovery Series - Service Class              MFS Investment Management(R)
2MD
1IN               Putnam VT International New Opportunities Fund - Class   Putnam Investment Management, LLC
2IN               IB Shares
1VS               Putnam VT Vista Fund - Class IB Shares                   Putnam Investment Management, LLC
2VS
1MI               Royce Micro-Cap Portfolio                                Royce & Associates, Inc.
2MI
1SV               Third Avenue Value Portfolio                             EQSF Advisers, Inc.
2SV
1IT               Wanger International Small Cap                           Liberty Wanger Asset Management, L.P.
2IT
1SP               Wanger U.S. Small Cap                                    Liberty Wanger Asset Management, L.P.
2SP

1 American Express Financial Corporation (AEFC) is the investment adviser.
2 AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-investment adviser.
3 AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
4 NCM Capital Management Group, Inc. is the investment subadviser.
5 FMR U.K. and FMR Far East are the sub-investment advisers.
6 FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 0.95% of the average daily net assets of the subaccounts for nonqualified annuities, and 0.75% of the average daily net assets of the subaccounts for qualified annuities.

4. CONTRACT ADMINISTRATIVE CHARGES

IDS Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. IDS Life does not expect to profit from this charge. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

5. SURRENDER CHARGE

IDS Life will use a surrender charge to help it recover certain expenses relating to the sale of the annuity. The surrender charge applies if all or part of the surrender amount is from purchase payments received within seven or ten years before surrender (depending on surrender charge period selected at time of application). Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $18,285,051 in 2000 and $19,812,217 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

6. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

Subaccount        Investment                                                              Shares          NAV
----------------- ---------------------------------------------------------------- -------------- ------------
BC1               AXP(R)Variable Portfolio - Bllue Chip Advantage Fund                 4,311,866       $ 9.88
BC2                                                                                    3,269,441         9.88
BD1               AXP(R)Variable Portfolio - Bond Fund                                 4,471,404        10.37
BD2                                                                                    3,157,547        10.37
CR1               AXP(R)Variable Portfolio - Capital Resource Fund                       782,253        26.57
CR2                                                                                      843,404        26.57
CM1               AXP(R)Variable Portfolio - Cash Management Fund                    213,338,529         1.00
CM2                                                                                  181,461,542         1.00
DE1               AXP(R)Variable Portfolio - Diversified Equity Income Fund            1,435,185        10.01
DE2                                                                                    1,232,285        10.01
EM1               AXP(R)Variable Portfolio - Emerging Markets Fund                        67,993         7.51
EM2                                                                                       88,683         7.51
EI1               AXP(R)Variable Portfolio - Extra Income Fund                         6,788,435         6.99
EI2                                                                                    4,094,682         6.99
FI1               AXP(R)Variable Portfolio - Federal Income Fund                       2,622,666        10.17
FI2                                                                                    1,710,993        10.17
GB1               AXP(R)Variable Portfolio - Global Bond Fund                          1,485,527         9.74
GB2                                                                                      939,565         9.74
GR1               AXP(R)Variable Portfolio - Growth Fund                              10,634,428         9.43
GR2                                                                                    9,804,505         9.43
IE1               AXP(R)Variable Portfolio - International Fund                        1,286,441        11.50
IE2                                                                                    1,152,975        11.50
MF1               AXP(R)Variable Portfolio - Managed Fund                              2,389,594        17.68
MF2                                                                                    1,701,295        17.68
ND1               AXP(R)Variable Portfolio - New Dimensions Fund(R)                   12,245,700        19.21
ND2                                                                                    9,902,673        19.21
IV1               AXP(R)Variable Portfolio - S&P 500 Index Fund                        1,412,776         9.00
IV2                                                                                      978,804         9.00
SC1               AXP(R)Variable Portfolio - Small Cap Advantage Fund                  1,702,297        11.20
SC2                                                                                    1,537,900        11.20
SA1               AXP(R)Variable Portfolio - Strategy Aggressive Fund                  5,682,910        12.46
SA2                                                                                    4,595,122        12.46
1CA               AIM V.I. Capital Appreciation Fund                                   1,750,153        30.84
2CA                                                                                    1,412,034        30.84
1CD               AIM V.I. Capital Development Fund                                    2,093,909        12.99
2CD                                                                                    1,792,384        12.99
1IF               American Century VP International                                    2,385,766        10.23
2IF                                                                                    1,813,870        10.23
1VA               American Century VP Value                                            3,414,871         6.67
2VA                                                                                    2,369,705         6.67
1SR               Calvert Variable Series, Inc. Social Balanced Portfolio                813,322         2.00
2SR                                                                                      617,331         2.00
1EG               Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio       2,260,246        12.86
2EG                                                                                    1,784,132        12.86
1GI               Fidelity VIP III Growth & Income Portfolio (Service Class)           5,102,548        15.19
2GI                                                                                    4,174,417        15.19
1MP               Fidelity VIP III Mid Cap Portfolio (Service Class)                   3,929,905        20.22
2MP                                                                                    3,118,313        20.22
1OS               Fidelity VIP Overseas Portfolio (Service Class)                      1,131,305        19.94
2OS                                                                                      936,013        19.94
1RE               FTVIPT Franklin Real Estate Fund - Class 2                             444,791        17.36
2RE                                                                                      496,064        17.36
1SI               FTVIPT Franklin Value Securities Fund - Class 2                        351,281         9.82
2SI                                                                                      346,147         9.82
1IS               FTVIPT Templeton International Smaller Companies Fund - Class 2        525,599        10.74
2IS                                                                                      309,767        10.74
1SE               Goldman Sachs VIT CORESM Small Cap Equity Fund                       1,624,687        10.40
2SE                                                                                    1,127,556        10.40
1UE               Goldman Sachs VIT CORESM U.S. Equity Fund                            4,377,139        12.48
2UE                                                                                    3,388,316        12.48
1MC               Goldman Sachs VIT Mid Cap Value Fund                                 1,185,974        10.67
2MC                                                                                      881,435        10.67
1AG               Janus Aspen Series Aggressive Growth Portfolio: Service Shares         658,718        35.97
2AG                                                                                      579,858        35.97
1GT               Janus Aspen Series Global Technology Portfolio: Service Shares       2,394,381         6.55
2GT                                                                                    2,118,962         6.55
1IG               Janus Aspen Series International Growth Portfolio: Service             764,781        30.64
2IG               Shares                                                                 674,285        30.64
1IP               Lazard Retirement International Equity Portfolio                       868,036        12.01
2IP                                                                                      639,293        12.01
1MG               MFS(R)Investors Growth Stock Series - Service Class                  1,532,299        12.98
2MG                                                                                    1,364,273        12.98
1MD               MFS(R)New Discovery Series - Service Class                             868,401        16.59
2MD                                                                                      711,483        16.59
1IN               Putnam VT International New Opportunities Fund - Class IB            5,425,483        13.67
2IN               Shares                                                               4,249,185        13.67
1VS               Putnam VT Vista Fund - Class IB Shares                               4,501,782        19.60
2VS                                                                                    3,285,225        19.60
1MI               Royce Micro-Cap Portfolio                                            2,280,447         7.05
2MI                                                                                    1,540,669         7.05
1SV               Third Avenue Value Portfolio                                         1,140,170        15.21
2SV                                                                                      818,222        15.21
1IT               Wanger International Small Cap                                         831,686        28.49
2IT                                                                                      696,105        28.49
1SP               Wanger U.S. Small Cap                                                1,569,857        19.99
2SP                                                                                    1,251,680        19.99

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                                               Year ended Dec. 31,
Subaccount        Investment                                                                  2000               1999
BC11              AXP(R)Variable Portfolio - Blue Chip Advantage Fund                     $38,666,037         $8,343,972
BC21                                                                                       27,748,140          7,773,294
BD11              AXP(R)Variable Portfolio - Bond Fund                                     35,888,093         12,192,380
BD21                                                                                       28,053,428          7,451,268
CR11              AXP(R)Variable Portfolio - Capital Resource Fund                         23,095,783          3,570,614
CR21                                                                                       22,914,881          5,941,556
CM11              AXP(R)Variable Portfolio - Cash Management Fund                         199,139,286         85,974,037
CM21                                                                                      170,155,209         66,483,221
DE11              AXP(R)Variable Portfolio - Diversified Equity Income Fund                11,241,324          3,356,317
DE21                                                                                        9,728,189          3,131,540
EM12              AXP(R)Variable Portfolio - Emerging Markets Fund                          1,106,280                 --
EM22                                                                                          871,160                 --
EI11              AXP(R)Variable Portfolio - Extra Income Fund                             45,881,767          9,971,339
EI21                                                                                       25,725,571          7,877,322
FI11              AXP(R)Variable Portfolio - Federal Income Fund                           22,392,901         12,892,030
FI21                                                                                       17,922,717         11,461,491
GB11              AXP(R)Variable Portfolio - Global Bond Fund                              12,199,643          2,446,978
GB21                                                                                        7,642,568          1,532,501
GR11              AXP(R)Variable Portfolio - Growth Fund                                  113,416,671         14,587,375
GR21                                                                                       98,301,975         17,970,110
IE11              AXP(R)Variable Portfolio - International Fund                            18,358,046          2,601,976
IE21                                                                                       15,617,581          3,147,385
MF11              AXP(R)Variable Portfolio - Managed Fund                                  40,261,585          6,852,643
MF21                                                                                       28,316,929          5,425,212
ND11              AXP(R)Variable Portfolio - New Dimensions Fund(R)                       242,162,743         34,396,783
ND21                                                                                      188,456,955         33,878,983
IV12              AXP(R)Variable Portfolio - S&P 500 Index Fund                            13,917,990                 --
IV22                                                                                        9,696,310                 --
SC11              AXP(R)Variable Portfolio - Small Cap Advantage Fund                      16,522,236          3,065,285
SC21                                                                                       14,521,942          5,778,679
SA11              AXP(R)Variable Portfolio - Strategy Aggressive Fund                     107,135,058          5,057,408
SA21                                                                                       84,141,574          5,744,273
1CA1              AIM V.I. Capital Appreciation Fund                                       58,860,849          5,943,445
2CA1                                                                                       47,253,306          5,017,837
1CD1              AIM V.I. Capital Development Fund                                        25,234,812          2,126,967
2CD1                                                                                       21,362,248          1,885,358
1IF1              American Century VP International                                        24,929,540          2,426,526
2IF1                                                                                       18,472,151          2,131,099
1VA1              American Century VP Value                                                15,531,225          4,423,337
2VA1                                                                                       10,495,793          3,415,119
1SR2              Calvert Variable Series, Inc. Social Balanced Portfolio                   2,138,433                 --
2SR2                                                                                        1,407,689                 --
1EG3              Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio           28,495,847          3,263,377
2EG3                                                                                       22,887,067          2,094,875
1GI1              Fidelity VIP III Growth & Income Portfolio (Service Class)               62,550,828         18,384,605
2GI1                                                                                       50,275,812         15,814,049
1MP1              Fidelity VIP III Mid Cap Portfolio (Service Class)                       64,374,047          7,423,193
2MP1                                                                                       50,026,316          6,350,920
1OS1              Fidelity VIP Overseas Portfolio (Service Class)                          22,514,569          3,922,266
2OS1                                                                                       18,540,639          3,982,847
1RE1              FTVIPT Franklin Real Estate Fund - Class 2                                6,774,225            647,423
2RE1                                                                                        7,055,969            825,643
1SI1              FTVIPT Franklin Value Securities Fund - Class 2                           2,492,177            549,517
2SI1                                                                                        2,603,427            542,606
1IS1              FTVIPT Templeton International Smaller Companies Fund - Class 2           5,103,959          1,023,032
2IS1                                                                                        2,964,879            924,578
1SE1              Goldman Sachs VIT CORESM Small Cap Equity Fund                           14,850,755          2,725,512
2SE1                                                                                       10,171,814          1,922,911
1UE1              Goldman Sachs VIT CORESM U.S. Equity Fund                                49,537,294         10,393,135
2UE1                                                                                       36,682,430          9,394,850
1MC1              Goldman Sachs VIT Mid Cap Value Fund                                      8,844,592          1,887,086
2MC1                                                                                        6,548,700          1,587,206
1AG2              Janus Aspen Series Aggressive Growth Portfolio: Service Shares           32,666,235                 --
2AG2                                                                                       30,507,268                 --
1GT2              Janus Aspen Series Global Technology Portfolio: Service Shares           21,867,110                 --
2GT2                                                                                       19,209,500                 --
1IG2              Janus Aspen Series International Growth Portfolio: Service               27,234,234                 --
2IG2              Shares                                                                   23,853,577                 --
1IP1              Lazard Retirement International Equity Portfolio                          8,825,673          2,558,804
2IP1                                                                                        8,847,548          2,009,743
1MG2              MFS(R)Investors Growth Stock Series - Service Class                      21,779,011                 --
2MG2                                                                                       19,360,121                 --
1MD2              MFS(R)New Discovery Series - Service Class                               15,120,479                 --
2MD2                                                                                       12,345,455                 --
1IN1              Putnam VT International New Opportunities Fund - Class IB                96,089,989          9,944,786
2IN1              Shares                                                                   73,922,030          7,361,551
1VS1              Putnam VT Vista Fund - Class IB Shares                                   91,532,204          8,808,344
2VS1                                                                                       66,882,100          6,242,387
1MI1              Royce Micro-Cap Portfolio                                                12,971,055          2,111,888
2MI1                                                                                        8,750,477          1,709,073
1SV3              Third Avenue Value Portfolio                                             12,176,895          2,086,821
2SV3                                                                                        8,226,906          1,935,690
1IT1              Wanger International Small Cap                                           31,637,176          1,676,597
2IT1                                                                                       25,743,536          1,532,620
1SP1              Wanger U.S. Small Cap                                                    29,691,090          2,933,384
2SP1                                                                                       23,128,548          2,671,164
                  Combined Variable Account                                            $3,112,550,181       $563,518,143

----------------- ---------------------------------------------------------------- ------------------- ------------------

1 Operations commenced on Sept. 15, 1999.
2 Operations commenced on May 1, 2000.
3 Operations commenced on Sept. 21, 1999.



IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have  audited  the  accompanying  consolidated  balance  sheets  of IDS  Life
Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/s/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated balance sheets

December 31, ($ thousands)                                                          2000                  1999

Assets
Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $6,471,798; 1999, $7,105,743)                      $ 6,463,613           $ 7,156,292
         Available for sale, at fair value
            (amortized cost: 2000, $12,929,870; 1999, $13,703,137)                 12,399,990            13,049,549
                                                                                   ----------            ----------
                                                                                   18,863,603            20,205,841
     Mortgage loans on real estate                                                  3,738,091             3,606,377
     Policy loans                                                                     618,973               561,834
     Other investments                                                                635,880               506,797
                                                                                      -------               -------
            Total investments                                                      23,856,547            24,880,849
Cash and cash equivalents                                                             316,974                32,333
Amounts recoverable from reinsurers                                                   416,480               327,168
Amounts due from brokers                                                               15,302                   145
Other accounts receivable                                                              42,324                48,578
Accrued investment income                                                             334,928               343,449
Deferred policy acquisition costs                                                   2,951,655             2,665,175
Deferred income taxes, net                                                            136,588               216,020
Other assets                                                                           25,919                33,089
Separate account assets                                                            32,349,347            35,894,732
                                                                                   ----------            ----------
            Total assets                                                          $60,446,064           $64,441,538
                                                                                  ===========           ===========

Liabilities and stockholder's equity Liabilities:
     Future policy benefits:
         Fixed annuities                                                          $19,417,446           $20,552,159
         Universal life-type insurance                                              3,410,871             3,391,203
         Traditional life insurance                                                   232,913               226,842
         Disability income and long-term care insurance                             1,012,247               811,941
     Policy claims and other policyholders' funds                                      52,067                24,600
     Amounts due to brokers                                                           446,347               148,112
     Other liabilities                                                                459,422               579,678
Separate account liabilities                                                       32,349,347            35,894,732
                                                                                   ----------            ----------
            Total liabilities                                                      57,380,660            61,629,267
                                                                                   ----------            ----------
Commitments and contingencies
Stockholder's equity:
     Capital stock, $30 par value per share;
         100,000 shares authorized,
         issued and outstanding                                                         3,000                 3,000
     Additional paid-in capital                                                       288,327               288,327
     Accumulated other comprehensive loss, net of tax:
         Net unrealized securities losses                                            (333,734)             (411,230)
     Retained earnings                                                              3,107,811             2,932,174
                                                                                    ---------             ---------
         Total stockholder's equity                                                 3,065,404             2,812,271
                                                                                    ---------             ---------
            Total liabilities and stockholder's equity                            $60,446,064           $64,441,538
                                                                                  ===========           ===========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of income

Three years ended December 31, ($ thousands)                          2000                1999                1998

Revenues
Premiums:
     Traditional life insurance                                   $   56,187          $   53,790          $   53,132
     Disability income and long-term care insurance                  231,311             201,637             176,298
                                                                     -------             -------             -------
            Total premiums                                           287,498             255,427             229,430
     Policyholder and contractholder charges                         438,127             411,994             383,965
     Management and other fees                                       598,168             473,108             401,057
     Net investment income                                         1,730,605           1,919,573           1,986,485
     Net realized (loss) gain on investments                         (16,975)             26,608               6,902
                                                                     -------              ------               -----
            Total revenues                                         3,037,423           3,086,710           3,007,839
                                                                   ---------           ---------           ---------
Benefits and expenses
Death and other benefits:
     Traditional life insurance                                       29,042              29,819              29,835
     Universal life-type insurance and investment contracts          131,467             118,561             108,349
     Disability income and long-term care insurance                   40,246              30,622              27,414
Increase in liabilities for future policy benefits:
     Traditional life insurance                                        5,765               7,311               6,052
     Disability income and long-term care insurance                  113,239              87,620              73,305
Interest credited on universal life-type insurance
     and investment contracts                                      1,169,641           1,240,575           1,317,124
         Amortization of deferred policy acquisition costs           403,968             332,705             382,642
         Other insurance and operating expenses                      336,791             335,180             287,326
                                                                     -------             -------             -------
            Total benefits and expenses                            2,230,159           2,182,393           2,232,047
                                                                   ---------           ---------           ---------
Income before income taxes                                           807,264             904,317             775,792
Income taxes                                                         221,627             267,864             235,681
                                                                     -------             -------             -------
Net income                                                        $  585,637          $  636,453          $  540,111
                                                                  ==========          ==========          ==========
See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of stockholder's equity

                                                                                               Accumulated
                                                                                                  other
                                                    Total                      Additional      comprehensive
                                                stockholder's     Capital        paid-In      (loss) income,    Retained
Three years ended December 31, ($ thousands)       equity          stock         capital        net of tax      earnings

Balance, January 1, 1998                         $2,865,816       $3,000         $290,847      $ 226,359      $2,345,610
Comprehensive income:
     Net income                                     540,111           --               --             --         540,111
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $6,333 and taxes of $32,826             (60,964)          --               --        (60,964)             --
     Reclassification adjustment
         for losses included in net income,
         net of tax of ($2,254)                       4,189           --               --          4,189              --
                                                      -----        -----            -----          -----           -----
     Other comprehensive loss                       (56,775)          --               --        (56,775)             --
                                                    -------        -----            -----        -------           -----
Comprehensive income                                483,336           --               --             --              --
Other changes                                        (2,520)          --           (2,520)            --              --
Cash dividends to parent                           (240,000)          --               --             --        (240,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1998                        3,106,632        3,000          288,327        169,584       2,645,721
Comprehensive income:
     Net income                                     636,453           --               --             --         636,453
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $28,444 and taxes of $304,936          (566,311)          --               --       (566,311)             --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $7,810                       (14,503)          --               --        (14,503)             --
                                                    -------        -----            -----        -------           -----
     Other comprehensive loss                      (580,814)          --               --       (580,814)             --
                                                   --------        -----            -----       --------           -----
Comprehensive income                                 55,639           --               --             --              --
Cash dividends to parent                           (350,000)          --               --             --        (350,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1999                        2,812,271        3,000          288,327       (411,230)      2,932,174
Comprehensive income:
     Net income                                     585,637           --               --             --         585,637
     Unrealized holding gains arising
         during the year, net of
         deferred policy acquisition costs
         of ($5,154) and taxes of ($46,921)          87,138           --               --         87,138              --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $5,192                        (9,642)          --               --         (9,642)             --
                                                     ------        -----            -----         ------           -----
     Other comprehensive income                      77,496           --               --         77,496              --
                                                     ------        -----            -----         ------           -----
Comprehensive income                                663,133           --               --             --              --
Cash dividends to parent                           (410,000)          --               --             --        (410,000)
                                                   --------        -----            -----          -----        --------
Balance, December 31, 2000                       $3,065,404       $3,000         $288,327      $(333,734)     $3,107,811
                  === ====                       ==========       ======         ========      =========      ==========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of cash flows

Years ended December 31, ($ thousands)                                      2000               1999                 1998

Cash flows from operating activities
Net income                                                            $   585,637         $   636,453           $   540,111
Adjustments to reconcile net income to
     net cash provided by operating activities:
         Policy loans, excluding universal life-type insurance:
            Issuance                                                      (61,313)            (56,153)              (53,883)
            Repayment                                                      56,088              54,105                57,902
         Change in amounts recoverable from reinsurers                    (89,312)            (64,908)              (56,544)
         Change in other accounts receivable                                6,254                (615)              (10,068)
         Change in accrued investment income                                8,521              23,125                (9,184)
         Change in deferred policy acquisition costs, net                (291,634)           (140,379)              (10,443)
         Change in liabilities for future policy benefits
            for traditional life, disability income and
            long-term care insurance                                      206,377             153,157               138,826
         Change in policy claims and other policyholders' funds            27,467             (45,709)                1,964
         Deferred income tax provision (benefit)                           37,704              79,796               (19,122)
         Change in other liabilities                                     (120,256)            169,395                64,902
         Amortization of premium, (accretion of discount), net             37,909             (17,907)                9,170
         Net realized loss (gain) on investments                           16,975             (26,608)               (6,902)
         Policyholder and contractholder charges, non-cash               (151,745)           (175,059)             (172,396)
         Other, net                                                        (9,279)             (5,324)               10,786
                                                                           ------              ------                ------
            Net cash provided by operating activities                     259,393             583,369               485,119
                                                                          -------             -------               -------

Cash flows from investing activities Fixed maturities held to maturity:
     Purchases                                                             (4,487)             (3,030)               (1,020)
     Maturities, sinking fund payments and calls                          589,742             741,949             1,162,731
     Sales                                                                 50,067              66,547               236,963
Fixed maturities available for sale:
     Purchases                                                         (1,454,010)         (3,433,128)           (4,100,238)
     Maturities, sinking fund payments and calls                        1,019,403           1,442,507             2,967,311
     Sales                                                              1,237,116           1,691,389               278,955
Other investments, excluding policy loans:
     Purchases                                                           (706,082)           (657,383)             (555,647)
     Sales                                                                435,633             406,684               579,038
Change in amounts due from brokers                                        (15,157)                182                 8,073
Change in amounts due to brokers                                          298,236             (47,294)             (186,052)
                                                                          -------             -------              --------
            Net cash provided by investing activities                   1,450,461             208,423               390,114
                                                                        ---------             -------               -------

Cash flows from financing activities
Activity related to universal life-type insurance
     and investment contracts:
         Considerations received                                        1,842,026           2,031,630             1,873,624
         Surrenders and other benefits                                 (3,974,966)         (3,669,759)           (3,792,612)
         Interest credited to account balances                          1,169,641           1,240,575             1,317,124
Universal life-type insurance policy loans:
         Issuance                                                        (134,107)           (102,239)              (97,602)
         Repayment                                                         82,193              67,881                67,000
Dividends paid                                                           (410,000)           (350,000)             (240,000)
                                                                         --------            --------              --------
            Net cash used in financing activities                      (1,425,213)           (781,912)             (872,466)
                                                                       ----------            --------              --------
Net increase in cash and cash equivalents                                 284,641               9,880                 2,767
Cash and cash equivalents at beginning of year                             32,333              22,453                19,686
                                                                           ------              ------                ------
Cash and cash equivalents at end of year                              $   316,974         $    32,333           $    22,453
                                                                      ===========         ===========           ===========
See accompanying notes


IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

($ thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs effect and deferred taxes.

The retrospective interest method is used for income recognition on investments in structured notes and residual beneficial interests in securitized financial assets.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is  measured  as the excess of a loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                          2000          1999          1998
Cash paid during the year for:
Income taxes                          $225,704      $214,940      $215,003
Interest on borrowings                   3,299         4,521        14,529

Recognition of profits on annuity contracts and insurance policies
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000 and 1999, unlocking adjustments resulted in a net decrease in amortization of $12,300 and $56,800, respectively. Net unlocking adjustments in 1998 were not significant.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $41,059 and $852 receivable from, respectively, AEFC for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

IDS Life Insurance Company
-------------------------------------------------------------------------------

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The rule primarily affects certain AEFA high-yield investments contained in off-balance sheet trusts whose cash flows have been negatively effected by credit experience. As of January 1, 2001, the rule would require AEFA to adjust the carrying amount of these investments downward by approximately $30 milllion through recognition of an impairment charge.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentations.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 2000 are as follows:

                                                         Gross           Gross
                                        Amortized     unrealized      unrealized           Fair
Held to maturity                          cost           gains          losses             value
U.S. Government agency obligations     $   38,302       $  3,455      $     80         $   41,677
State and municipal obligations             7,678             16            --              7,694
Corporate bonds and obligations         5,248,517        111,466       114,330          5,245,653
Mortgage-backed securities              1,169,116          9,130         1,472          1,176,774
                                        ---------          -----         -----          ---------
                                       $6,463,613       $124,067      $115,882         $6,471,798
                                       ==========       ========      ========         ==========


                                                         Gross           Gross
                                      Amortized       unrealized      unrealized           Fair
Available for sale                      cost             gains          losses             value
U.S. Government agency obligations    $    96,408       $  6,134      $    268        $   102,274
State and municipal obligations            12,848            247            --             13,095
Corporate bonds and obligations         7,586,423        123,691       693,303          7,016,811
Mortgage-backed securities              5,234,191         57,697        24,078          5,267,810
                                        ---------         ------        ------          ---------
Total fixed maturities                 12,929,870        187,769       717,649         12,399,990
Equity securities                          11,829             --         1,496             10,333
                                           ------        -------         -----             ------
                                      $12,941,699       $187,769      $719,145        $12,410,323
                                      ===========       ========      ========        ===========


IDS Life Insurance Company
-------------------------------------------------------------------------------


The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                                          Gross          Gross
                                       Amortized       unrealized     unrealized            Fair
Held to maturity                         cost             gains         losses              value
U.S. Government agency obligations      $   37,613        $   236        $  2,158       $   35,691
State and municipal obligations              9,681            150              --            9,831
Corporate bonds and obligations          5,713,475         91,571         113,350        5,691,696
Mortgage-backed securities               1,395,523          4,953          31,951        1,368,525
                                         ---------          -----          ------        ---------
                                        $7,156,292        $96,910        $147,459       $7,105,743
                                        ==========        =======        ========       ==========


                                                          Gross           Gross
                                        Amortized      unrealized      unrealized           Fair
Available for sale                        cost            gains          losses             value
U.S. Government agency obligations     $    46,325        $   612        $  2,231      $    44,706
State and municipal obligations             13,226            519             191           13,554
Corporate bonds and obligations          7,960,352         60,120         560,450        7,460,022
Mortgage-backed securities               5,683,234          9,692         161,659        5,531,267
                                         ---------          -----         -------        ---------
Total fixed maturities                  13,703,137         70,943         724,531       13,049,549
Equity securities                            3,000             16              --            3,016
                                             -----             --           -----            -----
                                       $13,706,137        $70,959        $724,531      $13,052,565
                                       ===========        =======        ========      ===========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                    Amortized                Fair
Held to maturity                      cost                   value
Due from one to five years          $2,930,737            $2,935,736
Due from five to ten years           1,807,979             1,800,940
Due in more than ten years             555,781               558,348
Mortgage-backed securities           1,169,116             1,176,774
                                     ---------             ---------
                                    $6,463,613            $6,471,798
                                    ==========            ==========


                                    Amortized                Fair
Available for sale                    cost                   value
Due from one to five years         $   420,233           $   464,106
Due from five to ten years           4,675,249             4,266,932
Due in more than ten years           2,600,197             2,401,142
Mortgage-backed securities           5,234,191             5,267,810
                                     ---------             ---------
                                   $12,929,870           $12,399,990
                                   ===========           ===========

During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $53,169, $68,470 and $230,036, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively.

At December 31, 2000, bonds carried at $14,472 were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company
At December 31, 2000, investments in fixed maturities comprised 79 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.5 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                       2000                  1999
Aaa/AAA                 $ 6,559,188           $ 7,144,280
Aaa/AA                       32,001                 1,920
Aa/AA                       220,446               301,728
Aa/A                        327,147               314,168
A/A                       2,494,621             2,598,300
A/BBB                       747,636             1,014,566
Baa/BBB                   5,828,847             6,319,549
Baa/BB                      287,583               348,849
Below investment grade    2,896,014             2,816,069
                          ---------             ---------
                        $19,393,483           $20,859,429
                        ===========           ===========

At December 31, 2000, 88 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 16 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                               December 31, 2000         December 31, 1999
                          On balance   Commitments   On balance     Commitments
Region                       sheet     to purchase      sheet       to purchase
East North Central         $  691,694    $18,868     $  715,998      $ 10,380
West North Central            564,576      7,621        555,635        42,961
South Atlantic                884,723      7,667        867,838        23,317
Middle Atlantic               378,702     13,813        428,051         1,806
New England                   279,147      4,604        259,243         4,415
Pacific                       318,727        921        238,299         3,466
West South Central            173,158     28,548        144,607         4,516
East South Central             49,176      2,763         43,841            --
Mountain                      409,677     10,209        381,148         9,380
                              -------     ------        -------         -----
                            3,749,580     95,014      3,634,660       100,241
Less allowance for losses      11,489         --         28,283            --
                               ------      -----         ------         -----
                           $3,738,091    $95,014     $3,606,377      $100,241
                           ==========    =======     ==========      ========


                                  December 31, 2000     December 31, 1999
                          On balance  Commitments   On balance      Commitments
Property type                sheet    to purchase      sheet        to purchase
Department/retail stores  $1,174,763    $11,130     $1,158,712       $ 33,829
Apartments                   780,228         --        887,538         11,343
Office buildings           1,085,948     59,941        931,234         26,062
Industrial buildings         323,766     23,943        309,845          5,525
Hotels/motels                100,680         --        103,625             --
Medical buildings            128,101         --        114,045             --
Nursing/retirement homes      49,822         --         45,935             --
Mixed use                     87,537         --         66,893             --
Other                         18,735         --         16,833         23,482
                              ------      -----         ------         ------
                           3,749,580     95,014      3,634,660        100,241
Less allowance for losses     11,489         --         28,283             --
                              ------      -----         ------          -----
                          $3,738,091    $95,014     $3,606,377       $100,241
                          ==========    =======     ==========       ========

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $24,999 and $21,375, respectively, with allowances of $4,350 and $5,750, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $27,063 and $23,815, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company recognized  $1,033,  $1,190 and $1,809 of interest income related to
impaired  loans  for  the  years  ended   December  31,  2000,   1999  and  1998
respectively.

The following table presents changes in the allowance for losses related to all loans:

                                                 2000      1999       1998
Balance, January 1                            $ 28,283    $39,795    $38,645
Provision (reduction) for investment losses    (14,894)    (9,512)     7,582
Loan payoffs                                    (1,200)      (500)      (800)
Foreclosures and writeoffs                        (700)    (1,500)    (5,632)
                                                  ----     ------     ------
Balance, December 31                           $11,489    $28,283    $39,795
                                               =======    =======    =======

At December 31, 2000, the Company had no commitments to purchase investments other than mortgage loans.

Net investment income for the years ended December 31 is summarized as follows:

                                       2000            1999             1998
Interest on fixed maturities     $1,473,560      $1,598,059       $1,676,984
Interest on mortgage loans          286,611         285,921          301,253
Other investment income               1,750          70,892           43,518
Interest on cash equivalents          8,084           5,871            5,486
                                      -----           -----            -----
                                  1,770,005       1,960,743        2,027,241
Less investment expenses             39,400          41,170           40,756
                                     ------          ------           ------
                                 $1,730,605      $1,919,573       $1,986,485
                                 ==========      ==========       ==========

Net realized (loss) gain on investments for the years ended December 31 is summarized as follows:

                           2000                1999               1998
Fixed maturities       $(34,857)            $ 8,802            $ 9,946
Mortgage loans           15,845              10,211             (5,933)
Other investments         2,037               7,596              2,889
                          -----               -----              -----
                       $(16,975)            $26,608            $ 6,902
                       ========             =======            =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                          2000            1999           1998
Fixed maturities available for sale    $99,706       $(921,778)      $(93,474)
Equity securities                       (1,428)           (142)          (203)
                                        ------            ----           ----

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The income tax expense (benefit) for the years ended December 31 consists of the following:

                                  2000               1999               1998
Federal income taxes:
Current                        $176,397            $178,444           $244,946
Deferred                         37,704              79,796            (16,602)
                                 ------              ------            -------
                                214,101             258,240            228,344
State income taxes-current        7,526               9,624              7,337
                                  -----               -----              -----
Income tax expense             $221,627            $267,864           $235,681
                               ========            ========           ========

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                              2000                      1999                        1998
                                                     Provision      Rate       Provision      Rate         Provision      Rate
Federal income taxes based on the statutory rate      $282,542      35.0%        $316,511     35.0%         $271,527      35.0%
Tax-excluded interest and dividend income               (3,788)     (0.5)          (9,626)    (1.1)          (12,289)     (1.6)
State taxes, net of federal benefit                      4,892       0.6            6,256      0.7             4,769       0.6
Affordable housing credits                             (54,569)     (6.8)         (31,000)    (3.4)          (19,688)     (2.5)
Other, net                                              (7,450)     (0.8)         (14,277)    (1.6)           (8,638)     (1.1)
                                                        ------      ----          -------     ----            ------      ----
Total income taxes                                    $221,627      27.5%        $267,864     29.6%         $235,681      30.4%
                                                      ========      ====         ========     ====          ========      ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 2000, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                          2000          1999
Deferred tax assets:
Policy reserves                                       $730,239      $733,647
Unrealized loss on available for sale investments      179,702       221,431
Investments, other                                      34,600         1,873
Life insurance guaranty fund assessment reserve          1,365         4,789
                                                         -----         -----
Total deferred tax assets                              945,906       961,740
                                                       -------       -------
Deferred tax liabilities:
Deferred policy acquisition costs                      796,292       740,837
Other                                                   13,026         4,883
                                                        ------         -----
Total deferred tax liabilities                         809,318       745,720
                                                       -------       -------
Net deferred tax assets                               $136,588      $216,020
                                                      ========      ========

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,527,543 as of December 31, 2000 and $1,693,356 as of December 31, 1999 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2001 in excess of approximately $344,973 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                     2000            1999            1998
Statutory net income           $  344,973      $  478,173      $  429,903
Statutory capital and surplus   1,778,306       1,978,406       1,883,405
                                ---------       ---------       ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiaries use to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Company's and its subsidiaries' stautory-basis capital and surplus as of January 1, 2001 will not be significant.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2000 and 1999. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2000, 1999 and 1998.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $250, $223 and $211 in 2000, 1999 and 1998, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $1,707, $1,906 and $1,503, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 2000, 1999 and 1998 was $1,136, $1,147 and $1,352, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $582,836, $485,177 and $411,337 for 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

IDS Life Insurance Company
-------------------------------------------------------------------------------

6. COMMITMENTS AND CONTINGENCIES
At December 31, 2000, 1999 and 1998, traditional life insurance and universal life-type insurance in force aggregated $98,060,472, $89,271,957 and $81,074,928 respectively, of which $17,429,851, $8,281,576 and $4,912,313 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $89,506, $76,970 and $66,378 and reinsurance recovered from reinsurers amounted to $32,500, $27,816, and $20,982 for the years ended December 31, 2000, 1999 and
1998, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits

7. LINES OF CREDIT
The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 2000 and 1999, respectively.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

IDS Life Insurance Company
-------------------------------------------------------------------------------
The Company's holdings of derivative financial instruments are as follows:

                                  Notional or
                                   contract    Carrying      Fair   Total credit
December 31, 2000                   amount      amount       value    exposure
Assets:
     Interest rate caps           $1,500,000   $ 6,127     $  1,174    $ 1,174
     Interest rate floors          1,000,000       121          531        531
     Options purchased               265,848    44,139       51,701     51,701
     Financial futures purchased           5        --        7,209         --
Liabilities:
     Options written                 104,324    (3,098)      (4,138)        --
     Financial futures sold                7        --        9,011         --
Off balance sheet:
     Interest rate swaps           1,000,000        --      (10,942)        --
                                   ---------      ----      -------       ----
                                               $47,289     $ 54,546    $53,406
                                               =======     ========    =======

December 31, 1999 Assets:
     Interest rate caps           $2,500,000   $ 9,685     $ 12,773    $12,773
     Interest rate floors          1,000,000       602          319        319
     Options purchased               180,897    49,789       61,745     61,745
Liabilities:
     Options purchased/written        43,262    (1,677)      (2,402)        --
Off balance sheet:
     Interest rate swaps           1,267,000        --      (17,582)        --
                                   ---------      ----      -------       ----
                                               $58,399     $ 54,853    $74,837
                                               =======     ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2001 to 2003. The purchased and written options expire on various dates from 2001 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 2000 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases financial futures and purchases and writes options on the major stock market index.

The Company also writes financial futures and purchases and writes options to manage the equity market risk related to seed money the Company has invested in certain separate accounts and the underlying mutual funds.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 2000 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 2000, deferred gains on purchased put and written call index options were $1,005 and $449, respectively. At December 31, 1999, there were no deferred gains or losses on purchased put or written call index options.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                        2000                                      1999
                                                          Carrying                 Fair              Carrying              Fair
Financial Assets                                            value                  value               value               value
Investments:
     Fixed maturities (Note 2):
         Held to maturity                                $ 6,463,613           $ 6,471,798         $ 7,156,292        $ 7,105,743
         Available for sale                               12,399,990            12,399,990          13,049,549         13,049,549
     Mortgage loans on real estate (Note 2)                3,738,091             3,821,825           3,606,377          3,541,958
     Other:
         Equity securities (Note 2)                           10,333                10,333               3,016              3,016
         Derivative financial Instruments (Note 8)            50,387                60,615              60,076             74,837
         Other                                                 1,130                 1,130               2,258              2,258
Cash and cash equivalents (Note 1)                           316,974               316,974              32,333             32,333
Separate account assets (Note 1)                          32,349,347            32,349,347          35,894,732         35,894,732
Financial Liabilities
Future policy benefits for fixed annuities               $18,020,824           $17,479,187         $19,189,170        $18,591,859
     Derivative financial instruments (Note 8)                 3,098                 6,069               1,677             19,984
Separate account liabilities                              28,791,949            27,822,667          31,869,184         31,016,081
                                                          ----------            ----------          ----------         ----------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,300,018 and $1,270,094, respectively, and policy loans of $96,603 and $92,895, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

At December 31, 2000 and 1999, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,557,398 and $4,025,548, respectively.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                 AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R)- BAND 3

                          IDS Life Variable Account 10

                                   May 1, 2001

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
800-862-7919

American Express Retirement Advisor Variable Annuity-Band 3
IDS Life Variable Account 10


                                TABLE OF CONTENTS

Performance Information.....................................................p. 3

Calculating Annuity Payouts.................................................p. 7

Rating Agencies.............................................................p. 8

Principal Underwriter.......................................................p. 8

Independent Auditors........................................................p. 8

Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return For Periods Ending Dec. 31, 2000

                                                                 Performance since                 Performance since
                                                                commencement of the            commencement of the funda
                                                                    subaccount
                                                                            Since                                        Since
Subaccount    Investing In:                                    1 Year    Commencement   1 Year   5 Years  10 Years    Commencement
----------    -------------                                    ------    ------------   ------   -------  --------    --------------
              AXP(R) VARIABLE PORTFOLIO -
      BC3           Blue Chip Advantage Fund (9/99;9/99)b     (11.03%)       0.61%      (11.03%)    --%      --%       0.61%
      BD3           Bond Fund (9/99;10/81)                      4.78         5.00         4.78      4.22     7.66      9.79
      CR3           Capital Resource Fund (9/99;10/81)        (17.97)       (3.34)      (17.97)    10.53    12.59     13.28
      CM3           Cash Management Fund (9/99;10/81)           5.20         4.99         5.20      4.55     4.07      5.92
      DE3           Diversified Equity Income Fund             (1.38)        2.38        (1.38)      --       --       2.38
                    (9/99;9/99)
      EM3           Emerging Markets Fund (5/00;5/00)            --        (26.87)c        --        --       --     (26.87)d
      ES3           Equity Select Fund (5/01;5/01)e              --           --           --        --       --        --
      EI3           Extra Income Fund (9/99;5/96)              (9.87)       (6.65)       (9.87)      --       --       1.53
      FI3           Federal Income Fund (9/99;9/99)             7.91         6.40         7.91       --       --       6.40
      GB3           Global Bond Fund (9/99;5/96)                2.62         2.24         2.62       --       --       3.27
      GR3           Growth Fund (9/99;9/99)                   (19.79)       (2.89)      (19.79)      --       --      (2.89)
      IE3           International Fund (9/99;1/92)            (25.40)       (2.87)      (25.40)     6.71      --       7.67
      MF3           Managed Fund (9/99;4/86)                   (2.89)        5.51        (2.89)    12.02    12.26     11.14
      ND3           New Dimensions Fund(R)(9/99;5/96)          (9.64)        7.42        (9.64)      --       --      17.06
      IV3           S&P 500 Index Fund (5/00;5/00)               --        (10.22)c        --        --       --     (10.22)d
      SC3           Small Cap Advantage Fund (9/99;9/99)        3.54        12.98         3.54       --       --      12.98
      SA3           Strategy Aggressive Fund (9/99;1/92)      (19.54)       17.91       (19.54)    12.55      --      11.68
              AIM V.I.
      3CA           Capital Appreciation Fund (9/99;5/93)     (11.45)       13.55       (11.45)    14.79      --      16.69
      3CD           Capital Development Fund (9/99;5/98)        8.60        28.59         8.60       --       --       9.80
              American Century VP
      3IF           International (9/99;5/94)                 (17.34)       15.19       (17.34)    14.41      --      11.51
      3VA           Value (9/99;5/96)                          17.44         7.10        17.44       --       --      11.91
              CALVERT VARIABLE SERIES, INC.
      3SR           Social Balanced Portfolio (5/00;9/86)      (3.68)       (6.11)       (3.68)    10.67    10.60      9.92
              CREDIT SUISSE WARBURG PINCUS TRUST -
      3EG           Emerging Growth Portfolio (9/99;9/99)      (2.12)       24.16        (2.12)      --       --      21.60


Average Annual Total Return For Periods Ending Dec. 31, 2000

                                                                Performance since                  Performance since
                                                               commencement of the             commencement of the funda
                                                                    subaccount
                                                                           Since                                          Since
Subaccount    Investing In:                                   1 Year   Commencement    1 Year    5 Years  10 Years     Commencement
----------    -------------                                   ------   ------------    ------    -------  --------      ------------
              FIDELITY VIP
      3GI           III Growth & Income Portfolio (Service     (4.28)%       1.57%       (4.28)%    --%      --%      14.61%
                    Class) (9/99;12/96)b
      3MP           III Mid Cap Portfolio (Service Class)      32.93        49.37        32.93       --       --      42.16
                    (9/99;12/98)
      3OS           Overseas Portfolio (Service Class)        (19.65)       (0.54)      (19.65)     9.72     8.60      7.68
                    (9/99;1/87)
              FRANKLIN TEMPLETON VIP TRUST
      3RE           Franklin Real Estate Fund - Class 2        30.81        20.45        30.81      9.79    12.82      9.78
                    (9/99;1/89)f
      3SI           Franklin Value Securities Fund - Class     24.28        17.19        24.38       --       --      (1.09)
                    2
                    (9/99;5/98)f
      3IS           Templeton International Smaller            (1.83)        1.26        (1.83)      --       --       3.20
                    Companies Fund - Class 2 (9/99;5/96)f
              GOLDMAN SACHS Variable Insurance Trust (VIT)
      3SE           CORESM Small Cap Equity Fund                1.14        11.84         1.14       --       --       2.21
                    (9/99;2/98)g
      3UE           CORESM U.S. Equity Fund (9/99;2/98)g      (10.17)        0.59       (10.17)      --       --       8.53
      3MC           Mid Cap Value Fund (9/99;5/98)             30.30        18.94        30.30       --       --       3.74
              JANUS ASPEN SERIES
      3AG           Aggressive Growth Portfolio: Service     (32.21)       (44.19)      (32.21)    19.20     --       21.47
                    Shares (5/00;9/93)b, h
      3GT           Global Technology Portfolio: Service         --        (32.52)c         --        --      --     (34.51)d
                    Shares (5/00;1/00)h
      3IG           International Growth Portfolio: Service   (16.66)      (29.49)      (16.66)    22.40     --       19.87
                    Shares (5/00;5/94)h
              LAZARD RETIREMENT SERIES
      3IP           International Equity Portfolio            (10.14)       (2.54)      (10.14)      --      --        8.73
                    (9/99;9/98)
              MFS(R)
      3MG           Investors Growth Stock Series - Service    (6.88)      (14.93)       (6.88)      --      --       17.02
                    Class (previously MFS(R)Growth Series)
                    (5/00;5/99)i
      3MD           New Discovery Series - Service Class       (2.70)      (10.04)       (2.70)      --      --       22.20
                    (5/00;5/98)i
              PUTNAM VARIABLE TRUST
      3IN           Putnam VT International New               (39.07)       (5.37)      (39.07)      --      --        8.76
                    Opportunities Fund - Class IB Shares
                    (9/99;1/97)j
      3VS           Putnam VT Vista Fund - Class IB Shares     (4.67)       22.74        (4.67)      --      --       20.51
                    (9/99;1/97)j
              ROYCE CAPITAL FUND
      3MI           Micro-Cap Portfolio (9/99;12/96)           17.85        26.45        17.85       --      --       16.96
              THIRD AVENUE
      3SV           Value Portfolio (9/99;9/99)                39.67        38.18        39.67       --      --       38.18
              WANGER
      3IT           International Small Cap (9/99;5/95)       (28.39)        6.80       (28.39)    19.12     --       22.90
      3SP           U.S. Small Cap (9/99;5/95)                 (8.72)        4.01        (8.72)    18.11     --       18.83
              WELLS FARGO VT
      3AA           Asset Allocation Fund (5/01;4/94)k           --         --           (0.41)    12.60     --       28.11
      3WI           International Equity Fund (5/01;7/00)k       --         --            --        --      --       (10.64)d
      3SG           Small Cap Growth Fund (5/01;5/95)k           --         --          (23.04)     9.06      --      35.42

a Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.55% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
b (Commencement date of the subaccount; Commencement date of the fund) c Cumulative return (not annualized) since commencement date of the subaccount. d Cumulative return (not annualized) since commencement date of the fund.
e Fund had not commenced operations as of Dec. 31, 2000.
f Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
g CORESM is a service mark of Goldman, Sachs & Co.
h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
k Subaccount had not commenced operations as of Dec. 31, 2000.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:
      (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
      (b) less a pro rata share of the subaccount expenses accrued over the period;
      (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
      (d)  multiplying the base period return by 365/7.

The subaccount's value includes:
o any declared dividends,
o the value of any shares purchased with dividends paid during the period, and o any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000

Variable Account         Investing In:                                          Simple Yield       Compound Yield
----------------         -------------                                          ------------       --------------
CM3                      AXP(R)Variable Portfolio - Cash Management Fund            5.31%              5.45%



Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[( a-b + 1) to the power of 6 - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
           d = the maximum offering price per accumulation unit on the last day of the period


The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on 30-Day Period Ended Dec. 31, 2000
Subaccount        Investing In:                                  Simple Yield
----------        -------------                                  ------------
BD3               AXP(R)Variable Portfolio - Bond Fund                6.10%
EI3               AXP(R)Variable Portfolio - Extra Income Fund       10.47
FI3               AXP(R)Variable Portfolio - Federal Income Fund      5.51
GB3               AXP(R)Variable Portfolio - Global Bond Fund         0.00


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o   the annuity unit value on the valuation date; by
o   the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o   the net investment factor; and
o   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o   dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best            A+ (Superior)

    Duff & Phelps               AAA

       Moody's            Aa2 (Excellent)

--------------------------------------------------------------------------------
A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. IDS Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in IDS Life's General Account and reflects IDS Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with IDS Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

Surrender charges we received for the last year aggregated total $18,285,051.

Commissions we paid for the last year aggregated total $56,849,306.

The contract is new as of 1999 and therefore, we do not have three years of history for withdrawal charges received or commissions paid.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R)- Band 3

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3 (comprised of subaccounts BC3, BD3, CR3, CM3, DE3, EM3, EI3, FI3, GB3, GR3, IE3, MF3, ND3, IV3, SC3, SA3, 3CA, 3CD, 3IF, 3VA, 3SR, 3EG, 3GI, 3MP, 3OS, 3RE, 3SI, 3IS, 3SE, 3UE, 3MC, 3AG, 3GT, 3IG, 3IP, 3MG, 3MD, 3IN, 3VS, 3MI, 3SV, 3IT and 3SP) as of December 31, 2000, and the related statements of operations and changes in nets assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3 at December 31, 2000, and the individual and combined results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Net Assets
December 31, 2000

                                                            Segregated Asset Subaccounts
Assets                             BC3              BD3             CR3              CM3              DE3              EM3
Investments in shares
of mutual funds
and portfolios:
  at cost                      $ 470,098        $ 443,803       $ 320,377        $ 934,292        $ 213,290      $ 4,554,800
                               ---------        ---------       ---------        ---------        ---------      -----------
  at market value              $ 447,562        $ 446,908       $ 247,679        $ 934,292        $ 219,837      $ 3,747,386
Dividends receivable                  --            1,640              --           18,163               --               --
Accounts receivable
from IDS Life for
contract purchase payments            --              --           2,000        6,096,527               --               --
Receivable from mutual
funds and portfolios
for share redemptions                 --               --              --               --               --               --
                               ---------        ---------       ---------        ---------        ---------      -----------
Total assets                     447,562          448,548         249,679        7,048,982          219,837        3,747,386
                                 -------          -------         -------        ---------          -------        ---------

Liabilities
Payable to IDS Life for:
  Mortality and expense
  risk fee                           192              127             164            1,744               92            1,631
  Contract terminations               --           12,500              --               --               --               --
Payable to mutual funds and
portfolios for investments
purchased                             --              --              --               --               --               --
                                 -------          -------         -------        ---------          -------        ---------
Total liabilities                    192           12,627             164            1,744               92            1,631
                                     ---           ------             ---            -----               --            -----
Net assets applicable to
contracts in accumulation
period                           447,370          435,921         249,515        7,047,238          219,745        3,745,755
Net assets applicable to
contracts in payment period           --               --              --               --               --               --
                                 -------          -------         -------        ---------          -------        ---------
Total net assets               $ 447,370        $ 435,921       $ 249,515      $ 7,047,238        $ 219,745      $ 3,745,755
                               ---------        ---------       ---------      -----------        ---------      -----------
Accumulation units outstanding   453,558          409,536         266,218        6,615,282          218,167            1,252
                                 -------          -------         -------        ---------          -------            -----
Net asset value per
accumulation unit                 $ 0.99           $ 1.06          $ 0.94           $ 1.07           $ 1.01           $ 0.75
                                  ------           ------          ------           ------           ------           ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                              EI3              FI3             GB3              GR3              IE3              MF3
Investments in shares of
mutual funds and portfolios:
  at cost                       $ 1,211,885            $ 996         $ 4,137      $ 1,924,176         $ 91,460        $ 167,652
                                -----------            -----         -------      -----------         --------        ---------
  at market value               $ 1,072,419          $ 1,012         $ 4,211      $ 1,644,834         $ 76,733        $ 150,894
Dividends receivable                 10,489                4              --               --               --               --
Accounts receivable from
IDS Life for contract
purchase payments                        --              --              --            6,367               --            2,000
Receivable from mutual
funds and portfolios
for share redemptions                    --               --              --               --               --               --
                                -----------            -----         -------      -----------         --------        ---------
Total assets                      1,082,908            1,016           4,211        1,651,201           76,733          152,894
                                  ---------            -----           -----        ---------           ------          -------

Liabilities
Payable to IDS Life for:
  Mortality and expense
  risk fee                              556                1               2              745               34               64
  Contract terminations                  --               --              --               --               --               --
Payable to mutual funds
and portfolios for
investments purchased                    --              --              --               --               --               --
                                  ---------            -----           -----        ---------           ------          -------
Total liabilities                       556                1               2              745               34               64
                                        ---                -               -              ---               --               --
Net assets applicable to
contracts in accumulation
period                            1,082,352            1,015           4,209        1,650,456           76,699          152,830
Net assets applicable to
contracts in payment period              --               --              --               --               --               --
                                  ---------            -----           -----        ---------           ------          -------
Total net assets                $ 1,082,352          $ 1,015         $ 4,209      $ 1,650,456         $ 76,699        $ 152,830
                                -----------          -------         -------      -----------         --------        ---------
Accumulation units outstanding    1,185,569              934           4,092        1,761,529           80,621          144,523
                                  ---------              ---           -----        ---------           ------          -------
Net asset value per
accumulation unit                    $ 0.91           $ 1.09          $ 1.03           $ 0.94           $ 0.95           $ 1.06
                                     ------           ------          ------           ------           ------           ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Net Assets
December 31, 2000

                                                              Segregated Asset Subaccounts
Assets                             ND3              IV3             SC3              SA3              3CA              3CD
Investments in shares of
mutual funds and portfolios:
  at cost                      $ 4,874,826     $ 10,311,973     $ 1,336,797      $ 1,306,769      $ 1,862,619        $ 454,047
                               -----------     ------------     -----------      -----------      -----------        ---------
  at market value              $ 4,213,282      $ 9,296,950     $ 1,331,266        $ 974,814      $ 1,564,178        $ 436,827
Dividends receivable                    --               --              --               --               --               --
Accounts receivable
from IDS Life for contract
purchase payments                    9,162               --              --              138            1,038            1,025
Receivable from mutual
funds and portfolios
for share redemptions                   --               --              --               --              686              192
                               -----------     ------------     -----------      -----------      -----------        ---------
Total assets                     4,222,444        9,296,950       1,331,266          974,952        1,565,902          438,044
                                 ---------        ---------       ---------          -------        ---------          -------

Liabilities
Payable to IDS Life for:
  Mortality and expense
  risk fee                           1,761            4,050             171              459              686              192
  Contract terminations                 --               --         999,043               --               --               --
Payable to mutual funds
and portfolios for
investments purchased                   --               --              --               --            1,038            1,025
                                 ---------        ---------       ---------          -------        ---------          -------
Total liabilities                    1,761            4,050         999,214              459            1,724            1,217
                                     -----            -----         -------              ---            -----            -----
Net assets applicable to
contracts in accumulation
period                           4,220,683        9,292,900         332,052          974,493        1,564,178          436,827
Net assets applicable
to contracts in payment
period                                  --               --              --               --               --               --
                                     -----            -----         -------              ---            -----            -----
Total net assets               $ 4,220,683      $ 9,292,900       $ 332,052        $ 974,493      $ 1,564,178        $ 436,827
                               -----------      -----------       ---------        ---------      -----------        ---------
Accumulation units outstanding   3,919,497          285,103         286,198          798,425        1,342,566          317,679
                                 ---------          -------         -------          -------        ---------          -------
Net asset value per
accumulation unit                   $ 1.08           $ 0.90          $ 1.16           $ 1.22           $ 1.17           $ 1.38
                                    ------           ------          ------           ------           ------           ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Net Assets
December 31, 2000

                                                         Segregated Asset Subaccounts
Assets                         3IF              3VA             3SR              3EG              3GI              3MP
Investments in shares
of mutual funds and
portfolios:
  at cost                   $ 619,239        $ 444,924         $ 1,973      $ 1,258,842        $ 788,330        $ 982,261
                            ---------        ---------         -------      -----------        ---------        ---------
  at market value           $ 634,100        $ 470,681         $ 1,824      $ 1,149,112        $ 764,768      $ 1,009,772
Dividends receivable               --               --              --              918               --            3,484
Accounts receivable
from IDS Life for
contract purchase
payments                           --              --           2,894            2,670               38            6,885
Receivable from mutual
funds and portfolios
for share redemptions       1,205,331              313               3              506              338              450
                            ---------              ---               -              ---              ---              ---
Total assets                1,839,431          470,994           4,721        1,153,206          765,144        1,020,591
                            ---------          -------           -----        ---------          -------        ---------

Liabilities
Payable to IDS Life for:
  Mortality and expense
  risk fee                        438              213               3              506              338              450
  Contract terminations     1,204,893              100              --               --               --               --
Payable to mutual funds
and portfolios for
investments purchased              --               --              --            3,588               38            3,744
                            ---------          -------           -----        ---------          -------        ---------
Total liabilities           1,205,331              313               3            4,094              376            4,194
                            ---------              ---               -            -----              ---            -----
Net assets applicable
to contracts in
accumulation period           634,100          470,681           4,718        1,149,112          764,768        1,016,397
Net assets applicable
to contracts in
payment period                     --               --              --               --               --               --
                            ---------          -------           -----        ---------          -------        ---------
Total net assets            $ 634,100        $ 470,681         $ 4,718      $ 1,149,112        $ 764,768      $ 1,016,397
                            ---------        ---------         -------      -----------        ---------      -----------
Accumulation units
outstanding                   532,486          434,968           4,896          890,661          763,574          615,520
                              -------          -------           -----          -------          -------          -------
Net asset value per
accumulation unit              $ 1.19           $ 1.08          $ 0.96           $ 1.29           $ 1.00           $ 1.65
                               ------           ------          ------           ------           ------           ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Net Assets
December 31, 2000

                                                               Segregated Asset Subaccounts
Assets                            3OS              3RE             3SI              3IS              3SE              3UE
Investments in shares
of mutual funds
and portfolios:
  at cost                      $ 117,297        $ 179,124        $ 10,432         $ 42,366        $ 119,658        $ 628,309
                               ---------        ---------        --------         --------        ---------        ---------
  at market value              $ 114,053        $ 185,186        $ 11,083         $ 42,795        $ 115,033        $ 571,823
Dividends receivable                  --               --              --               --               --               --
Accounts receivable
from IDS Life for
contract purchase
payments                             120               --              --              125              144              125
Receivable from mutual
funds and portfolios
for share redemptions                 58              170               5               17               50              248
                                      --              ---               -               --               --              ---
Total assets                     114,231          185,356          11,088           42,937          115,227          572,196
                                 -------          -------          ------           ------          -------          -------

Liabilities
Payable to IDS Life for:
  Mortality and expense
  risk fee                            58               95               5               17               50              248
  Contract terminations               --               75              --               --               --               --
Payable to mutual funds
and portfolios for
investments purchased                120               --              --              125              144              125
                                     ---              ---             ---              ---              ---              ---
Total liabilities                    178              170               5              142              194              373
                                     ---              ---               -              ---              ---              ---
Net assets applicable to
contracts in accumulation
period                           114,053          185,186          11,083           42,795          115,033          571,823
Net assets applicable to
contracts in payment period           --               --              --               --               --               --
                                 -------          -------          ------           ------          -------          -------
Total net assets               $ 114,053        $ 185,186        $ 11,083         $ 42,795        $ 115,033        $ 571,823
                               ---------        ---------        --------         --------        ---------        ---------
Accumulation units outstanding   115,541          147,540           9,257           42,858          100,314          577,230
                                 -------          -------           -----           ------          -------          -------
Net asset value per
accumulation unit                 $ 0.99           $ 1.26          $ 1.20           $ 1.00           $ 1.15           $ 0.99
                                  ------           ------          ------           ------           ------           ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
Assets                               3MC        3AG         3GT              3IG        3IP              3MG              3MD
Investments in shares of
mutual funds and portfolios:
  at cost                          $ 15,916  $ 289,455   $ 297,968        $ 437,992   $ 57,250        $ 520,036        $ 352,453
                                   --------  ---------   ---------        ---------   --------        ---------        ---------
  at market value                  $ 18,044  $ 241,625   $ 212,203        $ 445,064   $ 54,861        $ 482,619        $ 337,620
Dividends receivable                     --         --          --               --         --               --               --
Accounts receivable from
IDS Life for contract
purchase payments                        --       203       2,165               --         38               --               40
Receivable from mutual
funds and portfolios
for share redemptions                   108        106          91        1,184,120         24              209              145
                                        ---        ---          --        ---------         --              ---              ---
Total assets                         18,152    241,934     214,459        1,629,184     54,923          482,828          337,805
                                     ------    -------     -------        ---------     ------          -------          -------

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee          8        106          91              345         24              209              145
  Contract terminations                 100         --          --        1,183,775         --               --               --
Payable to mutual funds and
portfolios for investments
purchased                                --        203       2,165               --         38               --               40
                                        ---        ---       -----             ----         --            -----               --
Total liabilities                       108        309       2,256        1,184,120         62              209              185
                                        ---        ---       -----        ---------         --              ---              ---
Net assets applicable to
contracts in accumulation
period                               18,044    241,625     212,203          445,064     54,861          482,619          337,620
Net assets applicable to
contracts in payment period              --         --          --               --         --               --               --
                                     ------    -------     -------        ---------     ------          -------          -------
Total net assets                   $ 18,044  $ 241,625   $ 212,203        $ 445,064   $ 54,861        $ 482,619        $ 337,620
                                   --------  ---------   ---------        ---------   --------        ---------        ---------
Accumulation units outstanding       14,593    342,793     309,990          555,627     56,924          532,539          352,144
                                     ------    -------     -------          -------     ------          -------          -------
Net asset value per
accumulation unit                    $ 1.24     $ 0.70      $ 0.68           $ 0.80     $ 0.96           $ 0.91           $ 0.96
                                     ------     ------      ------           ------     ------           ------           ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Net Assets
December 31, 2000

                                                                Segregated Asset Subaccounts
                                                                                                                        Combined
                                                                                                                        Variable
Assets                               3IN          3VS         3MI          3SV              3IT              3SP         Account
Investments in shares of
mutual funds and portfolios:
  at cost                        $ 1,699,614  $ 1,866,456   $ 245,808     $ 92,522        $ 657,179      $ 1,047,883   $ 43,257,284
                                 -----------  -----------   ---------     --------        ---------      -----------   ------------
  at market value                $ 1,665,059  $ 1,721,686   $ 263,686    $ 105,570        $ 648,249      $ 1,041,643   $ 39,119,243
Dividends receivable                      --           --          --           --               --               --         34,698
Accounts receivable from
IDS Life for contract
purchase payments                         --         253         188           --            3,568               --       6,137,713
Receivable from mutual
funds and portfolios
for share redemptions              1,861,353          831         116           84              314          862,328      5,118,196
                                   ---------          ---         ---           --              ---          -------      ---------
Total assets                       3,526,412    1,722,770     263,990      105,654          652,131        1,903,971     50,409,850
                                   ---------    ---------     -------      -------          -------        ---------     ----------

Liabilities
Payable to IDS Life for:
  Mortality and expense risk fee         924          831         116           46              314              479         18,730
  Contract terminations            1,860,429           --          --           38               --          861,849      6,122,802
Payable to mutual funds and
portfolios for investments
purchased                                 --          253         188           --            1,383               --         14,217
                                   ---------    ---------     -------      -------          -------        ---------     ----------
Total liabilities                  1,861,353        1,084         304           84            1,697          862,328      6,155,749
                                   ---------        -----         ---           --            -----          -------      ---------
Net assets applicable to
contracts in accumulation
period                             1,665,059    1,721,686     262,240      105,570          650,434        1,041,643     44,252,655
Net assets applicable to
contracts in payment period               --           --       1,446           --               --               --          1,446
                                   ---------        -----         ---           --            -----          -------      ---------
Total net assets                 $ 1,665,059  $ 1,721,686   $ 263,686    $ 105,570        $ 650,434      $ 1,041,643   $ 44,254,101
                                 -----------  -----------   ---------    ---------        ---------      -----------   ------------
Accumulation units outstanding     1,801,521    1,330,395     192,780       69,818          599,215          990,217
                                   ---------    ---------     -------       ------          -------          -------
Net asset value per
accumulation unit                     $ 0.92       $ 1.29      $ 1.36       $ 1.51           $ 1.09           $ 1.05
                                      ------       ------      ------       ------           ------           ------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Operations
Period ended December 31, 2000

                                                                                    Segregated Asset Subaccounts
Investment income                   BC3              BD3             CR3              CM3              DE3             EM3(1)
Dividend income from
mutual funds
and portfolios                    $ 1,535          $ 7,235        $ 88,375        $ 164,618          $ 1,609          $ 4,166
Mortality and expense
risk fee                            1,819              576           4,456           15,776              588           16,400
                                    -----              ---           -----           ------              ---           ------
Investment income
(loss) - net                         (284)           6,659          83,919          148,842            1,021          (12,234)
                                     ----            -----          ------          -------            -----          -------

Realized and unrealized
gain (loss) on
investments - net
Realized gain (loss)
on sales of investments
in mutual funds and portfolios:
  Proceeds from sales           1,287,591          396,150       1,586,681       66,072,940        2,291,601        5,085,551
  Cost of investments sold      1,297,060          396,897       1,700,240       66,102,769        2,284,453        5,504,800
                                ---------          -------       ---------       ----------        ---------        ---------
Net realized gain (loss)
on investments                     (9,469)            (747)       (113,559)         (29,829)           7,148         (419,249)
Net change in unrealized
appreciation or
depreciation of
investments                       (44,170)           3,200        (130,039)               1            6,069         (807,414)
                                  -------            -----        --------                -            -----         --------
Net gain (loss) on investments    (53,639)           2,453        (243,598)         (29,828)          13,217       (1,226,663)
                                  -------            -----        --------          -------           ------       ----------
Net increase (decrease)
in net assets resulting
from operations                  $(53,923)         $ 9,112      $ (159,679)       $ 119,014         $ 14,238     $ (1,238,897)
                                 --------          -------      ----------        ---------         --------     ------------

(1)For the period May 1, 2000  (commencement  of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Operations
Year ended December 31, 2000

                                                                                    Segregated Asset Subaccounts
Investment income                    EI3              FI3             GB3              GR3              IE3              MF3
Dividend income from
mutual funds and portfolios       $ 94,624            $ 376           $ 147              $--         $ 15,366         $ 11,200
Mortality and expense risk fee       4,832               31              29            7,028            1,019              544
                                     -----               --              --            -----            -----              ---
Investment income (loss) - net      89,792              345             118           (7,028)          14,347           10,656
                                    ------              ---             ---           ------           ------           ------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
  Proceeds from sales            1,087,651           80,342           4,163        1,942,292       10,920,769          242,939
  Cost of investments sold       1,152,715           80,315           4,284        1,977,197       10,861,502          239,766
                                 ---------           ------           -----        ---------       ----------          -------
Net realized gain (loss)
on investments                     (65,064)              27            (121)         (34,905)          59,267            3,173
Net change in unrealized
appreciation or depreciation
of investments                    (139,838)              19              97         (342,081)         (32,516)         (17,141)
                                  --------               --              --         --------          -------          -------
Net gain (loss) on investments    (204,902)              46             (24)        (376,986)          26,751          (13,968)
                                  --------               --             ---         --------           ------          -------
Net increase (decrease) in
net assets resulting
from operations                  $(115,110)           $ 391            $ 94       $ (384,014)        $ 41,098         $ (3,312)
                                 ---------            -----            ----       ----------         --------         --------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Operations
Period ended December 31, 2000

                                                                                     Segregated Asset Subaccounts
Investment income                  ND3             IV3(1)             SC3              SA3              3CA              3CD
Dividend income from
mutual funds and portfolios     $ 263,604         $ 69,633         $ 9,283        $ 351,899         $ 43,457              $--
Mortality and expense risk fee     15,537           36,609             944            4,877            7,951            1,121
                                   ------           ------             ---            -----            -----            -----
Investment income (loss) - net    248,067           33,024           8,339          347,022           35,506           (1,121)
                                  -------           ------           -----          -------           ------           ------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales           1,527,690          271,973       1,966,904        2,739,911          230,031          401,956
  Cost of investments sold      1,502,067          267,301       1,936,929        3,055,222          211,631          390,792
                                ---------          -------       ---------        ---------          -------          -------
Net realized gain (loss)
on investments                     25,623            4,672          29,975         (315,311)          18,400           11,164
Net change in unrealized
appreciation or depreciation
of investments                   (702,359)      (1,015,023)        (72,468)        (341,167)        (323,332)         (18,100)
                                 --------       ----------         -------         --------         --------          -------
Net gain (loss) on investments   (676,736)      (1,010,351)        (42,493)        (656,478)        (304,932)          (6,936)
                                 --------       ----------         -------         --------         --------           ------
Net increase (decrease) in
net assets resulting
from operations                 $(428,669)      $ (977,327)      $ (34,154)      $ (309,456)      $ (269,426)        $ (8,057)
                                ---------       ----------       ---------       ----------       ----------         --------

(1)For the period May 1, 2000  (commencement  of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Operations
Period ended December 31, 2000

                                                                                    Segregated Asset Subaccounts
Investment income                      3IF              3VA            3SR(1)            3EG              3GI              3MP
Dividend income from
mutual funds and portfolios         $ 7,004         $ 26,063           $ 359            $ 918         $ 40,075          $ 4,043
Mortality and expense risk fee        3,178            1,785               9            4,145            3,372            2,916
                                      -----            -----               -            -----            -----            -----
Investment income (loss) - net        3,826           24,278             350           (3,227)          36,703            1,127
                                      -----           ------             ---           ------           ------            -----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales             5,673,376        2,012,271          10,085        1,381,868        1,454,550        2,901,279
  Cost of investments sold        5,721,090        1,982,107          10,618        1,356,832        1,497,898        2,790,010
                                  ---------        ---------          ------        ---------        ---------        ---------
Net realized gain (loss)
on investments                      (47,714)          30,164            (533)          25,036          (43,348)         111,269
Net change in unrealized
appreciation or depreciation
of investments                       13,185           25,080            (149)        (113,327)         (32,203)          13,084
                                     ------           ------            ----         --------          -------           ------
Net gain (loss) on investments      (34,529)          55,244            (682)         (88,291)         (75,551)         124,353
                                    -------           ------            ----          -------          -------          -------
Net increase (decrease) in net
assets resulting from operations   $(30,703)        $ 79,522          $ (332)       $ (91,518)       $ (38,848)       $ 125,480
                                   --------         --------          ------        ---------        ---------        ---------

(1)For the period May 1, 2000  (commencement  of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Operations
Year ended December 31, 2000

                                                                                    Segregated Asset Subaccounts
Investment income                    3OS              3RE             3SI              3IS              3SE              3UE
Dividend income from mutual
funds and portfolios               $ 3,845         $ 30,638            $ 13            $ 639          $ 3,805          $ 6,792
Mortality and expense risk fee         595              736              52              304              496            2,052
                                       ---              ---              --              ---              ---            -----
Investment income (loss) - net       3,250           29,902             (39)             335            3,309            4,740
                                     -----           ------             ---              ---            -----            -----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
  Proceeds from sales            5,373,045        6,363,894         722,010        4,170,571          884,225          207,956
  Cost of investments sold       5,361,210        6,366,586         714,634        4,146,265          886,265          212,893
                                 ---------        ---------         -------        ---------          -------          -------
Net realized gain (loss)
on investments                      11,835           (2,692)          7,376           24,306           (2,040)          (4,937)
Net change in unrealized
appreciation or depreciation
of investments                      (7,391)           6,014             592             (104)          (8,720)         (61,980)
                                    ------            -----             ---             ----           ------          -------
Net gain (loss) on investments       4,444            3,322           7,968           24,202          (10,760)         (66,917)
                                     -----            -----           -----           ------          -------          -------
Net increase (decrease) in net
assets resulting
from operations                     $7,694         $ 33,224         $ 7,929         $ 24,537         $ (7,451)       $ (62,177)
                                    ------         --------         -------         --------         --------        ---------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Operations
Period ended December 31, 2000

                                                                                            Segregated Asset Subaccounts
Investment income                 3MC             3AG(1)      3GT(1)           3IG(1)          3IP       3MG(1)            3MD(1)
Dividend income from mutual
funds and portfolios              $ 570          $ 7,355     $ 1,276          $ 8,358        $ 789          $--              $--
Mortality and expense risk fee       55              589         553              788          240          661              486
                                     --              ---         ---              ---          ---          ---              ---
Investment income (loss) - net      515            6,766         723            7,570          549         (661)            (486)
                                    ---            -----         ---            -----          ---         ----             ----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales           125,825        1,018,355     352,628        3,236,282      236,705       35,189           82,116
  Cost of investments sold      124,292        1,073,837     353,121        3,238,008      236,679       35,745           80,687
                                -------        ---------     -------        ---------      -------       ------           ------
Net realized gain (loss)
on investments                    1,533          (55,482)       (493)          (1,726)          26         (556)           1,429
Net change in unrealized
appreciation or depreciation
of investments                    2,027          (47,830)    (85,765)           7,072       (2,955)     (37,417)         (14,833)
                                  -----          -------     -------            -----       ------      -------          -------
Net gain (loss) on investments    3,560         (103,312)    (86,258)           5,346       (2,929)     (37,973)         (13,404)
                                  -----         --------     -------            -----       ------      -------          -------
Net increase (decrease) in net
assets resulting from operations $4,075        $ (96,546)  $ (85,535)        $ 12,916     $ (2,380)   $ (38,634)       $ (13,890)
                                 ------        ---------   ---------         --------     --------    ---------        ---------

(1)For the period May 1, 2000  (commencement  of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Operations
Year ended December 31, 2000

                                                               Segregated Asset Subaccounts
                                                                                                                       Combined
                                                                                                                       Variable
Investment income                     3IN          3VS        3MI        3SV              3IT              3SP          Account
Dividend income from
mutual funds and portfolios        $ 37,131     $ 15,052    $ 7,660      $ 121         $ 68,102        $ 128,715    $ 1,526,450
Mortality and expense risk fee        7,100        8,276      1,662        565            3,807            5,183        169,742
                                      -----        -----      -----        ---            -----            -----        -------
Investment income (loss) - net       30,031        6,776      5,998       (444)          64,295          123,532      1,356,708
                                     ------        -----      -----       ----           ------          -------      ---------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales             9,957,570    2,240,655    416,754    322,964        5,559,365        3,074,380    155,951,053
  Cost of investments sold       10,520,865    2,221,015    390,617    295,305        5,810,326        3,287,057    157,679,902
                                 ----------    ---------    -------    -------        ---------        ---------    -----------
Net realized gain (loss)
on investments                     (563,295)      19,640     26,137     27,659         (250,961)        (212,677)    (1,728,849)
Net change in unrealized
appreciation or depreciation
of investments                      (60,717)    (162,052)    16,930      7,132          (39,390)         (14,033)    (4,574,012)
                                    -------     --------     ------      -----          -------          -------     ----------
Net gain (loss) on investments     (624,012)    (142,412)    43,067     34,791         (290,351)        (226,710)    (6,302,861)
                                   --------     --------     ------     ------         --------         --------     ----------
Net increase (decrease) in net
assets resulting from operations  $(593,981)  $ (135,636)  $ 49,065   $ 34,347       $ (226,056)      $ (103,178)  $ (4,946,153)
                                  ---------   ----------   --------   --------       ----------       ----------   ------------

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                                    Segregated Asset Subaccounts
Operations                             BC3              BD3             CR3              CM3              DE3             EM3(1)
Investment income (loss) - net       $ (284)         $ 6,659        $ 83,919        $ 148,842          $ 1,021        $ (12,234)
Net realized gain (loss)
on investments                       (9,469)            (747)       (113,559)         (29,829)           7,148         (419,249)
Net change in unrealized
appreciation or depreciation
of investments                      (44,170)           3,200        (130,039)               1            6,069         (807,414)
                                    -------            -----        --------                -            -----         --------
Net increase (decrease) in net
assets resulting from operations    (53,923)           9,112        (159,679)         119,014           14,238       (1,238,897)
                                    -------            -----        --------          -------           ------       ----------

Contract transactions
Contract purchase payments           58,126          192,487         265,037        7,243,061           15,668        5,000,000
Net transfers(2)                    245,033          191,734        (851,504)      (2,220,181)         166,784          (15,348)
Transfers for policy loans               --               --              --               --               --               --
Contract charges                        (29)              --              (6)            (296)             (33)              --
Contract terminations:
  Surrender benefits                (35,345)          (5,581)             --         (388,336)              --               --
                                    -------           ------             ---         --------             ----             ----
Increase (decrease) from
contract transactions               267,785          378,640        (586,473)       4,634,248          182,419        4,984,652
                                    -------          -------        --------        ---------          -------        ---------
Net assets at beginning of year     233,508           48,169         995,667        2,293,976           23,088               --
                                    -------           ------         -------        ---------           ------
Net assets at end of year         $ 447,370        $ 435,921       $ 249,515      $ 7,047,238        $ 219,745      $ 3,745,755
                                  ---------        ---------       ---------      -----------        ---------      -----------

Accumulation unit activity
Units outstanding at
beginning of year                   210,746           47,444         871,976        2,266,486           22,622               --
Contract purchase payments           52,636          188,193         241,310        6,914,984           15,958               --
Net transfers(2)                    222,598          179,315        (847,061)      (2,199,449)         179,621            1,252
Transfers for policy loans               --               --              --               --               --               --
Contract charges                        (28)              --              (7)            (280)             (34)              --
Contract terminations:
  Surrender benefits                (32,394)          (5,416)             --         (366,459)              --               --
                                    -------           ------            ----         --------             ----              ---
Units outstanding at
end of year                         453,558          409,536         266,218        6,615,282          218,167            1,252
                                    -------          -------         -------        ---------          -------            -----

(1)For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                            EI3              FI3             GB3              GR3              IE3              MF3
Investment income
(loss) - net                       $ 89,792            $ 345           $ 118         $ (7,028)        $ 14,347         $ 10,656
Net realized gain (loss)
on investments                      (65,064)              27            (121)         (34,905)          59,267            3,173
Net change in unrealized
appreciation or depreciation
of investments                     (139,838)              19              97         (342,081)         (32,516)         (17,141)
                                   --------               --              --         --------          -------          -------
Net increase (decrease)
in net assets resulting
from operations                    (115,110)             391              94         (384,014)          41,098           (3,312)
                                   --------              ---              --         --------           ------           ------

Contract transactions
Contract purchase payments        1,914,727           65,402            (246)       1,539,082           45,116           21,479
Net transfers(1)                   (756,503)         (85,642)          1,549          215,652         (166,404)         124,199
Transfers for policy loans               --               --              --           (1,478)              --               --
Contract charges                        (10)              --              (5)            (102)              (4)              (4)
Contract terminations:
  Surrender benefits                 (9,538)              --              --         (186,378)         (12,606)              --
                                     ------            -----           -----         --------          -------            ------
Increase (decrease) from
contract transactions             1,148,676          (20,240)          1,298        1,566,776         (133,898)         145,674
                                  ---------          -------           -----        ---------         --------          -------
Net assets at beginning of year      48,786           20,864           2,817          467,694          169,499           10,468
                                     ------           ------           -----          -------          -------           ------
Net assets at end of year       $ 1,082,352          $ 1,015         $ 4,209      $ 1,650,456         $ 76,699        $ 152,830
                                -----------          -------         -------      -----------         --------        ---------

Accumulation unit activity
Units outstanding at
beginning of year                    48,194            9,663           2,813          400,647          133,025            9,618
Contract purchase payments        1,949,394           61,805            (246)       1,292,730           37,299           21,284
Net transfers(1)                   (802,277)         (70,534)          1,531          242,715          (78,891)         113,625
Transfers for policy loans               --               --              --           (1,171)              --               --
Contract charges                        (11)              --              (6)             (91)              (4)              (4)
Contract terminations:
  Surrender benefits                 (9,731)              --              --         (173,301)         (10,808)              --
                                     ------             ----            ----         --------          -------             ----
Units outstanding at
end of year                       1,185,569              934           4,092        1,761,529           80,621          144,523
                                  ---------              ---           -----        ---------           ------          -------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                              Segregated Asset Subaccounts
Operations                           ND3             IV3(1)           SC3              SA3              3CA              3CD
Investment income
(loss) - net                     $ 248,067         $ 33,024         $ 8,339        $ 347,022         $ 35,506         $ (1,121)
Net realized gain
(loss) on investments               25,623            4,672          29,975         (315,311)          18,400           11,164
Net change in unrealized
appreciation or depreciation
of investments                    (702,359)      (1,015,023)        (72,468)        (341,167)        (323,332)         (18,100)
                                  --------       ----------         -------         --------         --------          -------
Net increase (decrease) in
net assets resulting
from operations                   (428,669)        (977,327)        (34,154)        (309,456)        (269,426)          (8,057)
                                  --------         --------         -------         --------         --------           ------

Contract transactions
Contract purchase payments       2,589,396       10,206,195         133,746        1,091,392        1,314,812          239,873
Net transfers(2)                 1,831,870           64,032         185,041          391,148          310,875          201,928
Transfers for policy loans          (4,040)              --              --           (3,960)              --               --
Contract charges                      (323)              --             (29)             (59)             (38)             (35)
Contract terminations:
  Surrender benefits              (275,034)              --        (414,304)        (244,469)         (35,408)          (1,764)
                                  --------           ------         --------         --------          -------           ------
Increase (decrease) from
contract transactions            4,141,869       10,270,227         (95,546)       1,234,052        1,590,241          440,002
                                 ---------       ----------         -------        ---------        ---------          -------
Net assets at beginning of year    507,483               --         461,752           49,897          243,363            4,882
                                   -------           ------         -------           ------          -------            -----
Net assets at end of year      $ 4,220,683      $ 9,292,900       $ 332,052        $ 974,493      $ 1,564,178        $ 436,827
                               -----------      -----------       ---------        ---------      -----------        ---------

Accumulation unit activity
Units outstanding at
beginning of year                  426,131               --          27,894           32,918          185,081            3,858
Contract purchase payments       2,173,284          218,925         111,759          689,417          951,543          170,881
Net transfers(2)                 1,559,162           66,178         148,062          259,388          231,368          144,222
Transfers for policy loans          (3,595)              --              --           (2,735)              --               --
Contract charges                      (289)              --             (25)             (46)             (27)             (25)
Contract terminations:
  Surrender benefits              (235,196)              --          (1,492)        (180,517)         (25,399)          (1,257)
                                  --------             ----          ------         --------          -------           ------
Units outstanding at
end of year                      3,919,497          285,103         286,198          798,425        1,342,566          317,679
                                 ---------          -------         -------          -------        ---------          -------

(1)For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                                    Segregated Asset Subaccounts
Operations                           3IF              3VA             3SR(1)           3EG              3GI              3MP
Investment income
(loss) - net                       $ 3,826         $ 24,278           $ 350         $ (3,227)        $ 36,703          $ 1,127
Net realized gain
(loss) on investments              (47,714)          30,164            (533)          25,036          (43,348)         111,269
Net change in unrealized
appreciation or depreciation
of investments                      13,185           25,080            (149)        (113,327)         (32,203)          13,084
                                    ------           ------            ----         --------          -------           ------
Net increase (decrease) in
net assets resulting from
operations                         (30,703)          79,522            (332)         (91,518)         (38,848)         125,480
                                   -------           ------            ----          -------          -------          -------

Contract transactions
Contract purchase payments         738,771          470,119           4,516        1,124,886          278,264          488,214
Net transfers(2)                   (84,458)         (19,169)            534          209,334           88,024          293,750
Transfers for policy loans              --               --              --               --               --            3,181
Contract charges                       (28)              --              --              (30)            (139)            (149)
Contract terminations:
  Surrender benefits                (3,052)        (114,352)             --         (115,882)         (27,533)         (21,083)
                                    ------         --------            ----          --------          -------          -------
Increase (decrease) from
contract transactions              651,233          336,598           5,050        1,218,308          338,616          763,913
                                   -------          -------           -----        ---------          -------          -------
Net assets at beginning of year     13,570           54,561              --           22,322          465,000          127,004
                                    ------           ------            ----           ------          -------          -------
Net assets at end of year        $ 634,100        $ 470,681         $ 4,718      $ 1,149,112        $ 764,768      $ 1,016,397
                                 ---------        ---------         -------      -----------        ---------      -----------

Accumulation unit activity
Units outstanding at
beginning of year                    9,427           59,244              --           16,945          444,754          102,185
Contract purchase payments         523,372          517,645           4,548          800,177          272,923          318,306
Net transfers(2)                     2,027          (20,233)            348          155,232           72,755          206,607
Transfers for policy loans              --               --              --               --               --            2,256
Contract charges                       (24)              --              --              (23)            (136)             (94)
Contract terminations:
  Surrender benefits                (2,316)        (121,688)             --          (81,670)         (26,722)         (13,740)
                                    ------         --------            ----          -------          -------          -------
Units outstanding at
end of year                        532,486          434,968           4,896          890,661          763,574          615,520

(1)For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                            Segregated Asset Subaccounts
Operations                         3OS              3RE             3SI              3IS              3SE              3UE
Investment income
(loss) - net                     $ 3,250         $ 29,902           $ (39)           $ 335          $ 3,309          $ 4,740
Net realized gain (loss)
on investments                    11,835           (2,692)          7,376           24,306           (2,040)          (4,937)
Net change in unrealized
appreciation or depreciation
of investments                    (7,391)           6,014             592             (104)          (8,720)         (61,980)
                                  ------            -----             ---             ----           ------          -------
Net increase (decrease) in
net assets resulting from
operations                         7,694           33,224           7,929           24,537           (7,451)         (62,177)
                                   -----           ------           -----           ------           ------          -------

Contract transactions
Contract purchase payments        75,655          154,925           7,737           40,086           62,125          469,167
Net transfers(1)                     175           (5,142)         (6,146)         (31,219)          17,008          (19,983)
Transfers for policy loans            --               --              --               --               --               --
Contract charges                      (5)             (24)             --              (14)             (39)             (72)
Contract terminations:
  Surrender benefits                  --           (1,786)             --               --           (2,966)          (2,822)
                                   -----           ------           -----           ------           ------          -------
Increase (decrease) from
contract transactions             75,825          147,973           1,591            8,853           76,128          446,290
                                  ------          -------           -----            -----           ------          -------
Net assets at beginning of year   30,534            3,989           1,563            9,405           46,356          187,710
                                  ------            -----           -----            -----           ------          -------
Net assets at end of year      $ 114,053        $ 185,186        $ 11,083         $ 42,795        $ 115,033        $ 571,823
                               ---------        ---------        --------         --------        ---------        ---------

Accumulation unit activity
Units outstanding at
beginning of year                 24,865            4,160           1,623            9,250           40,902          170,333
Contract purchase payments        65,898          137,759           7,829           38,553           51,234          434,350
Net transfers(1)                  24,783            7,103            (195)          (4,931)          10,723          (24,837)
Transfers for policy loans            --               --              --               --               --               --
Contract charges                      (5)             (20)             --              (14)             (35)             (69)
Contract terminations:
  Surrender benefits                  --           (1,462)             --               --           (2,510)          (2,547)
                                  ------            -----           -----            -----           ------          -------
Units outstanding at
end of year                      115,541          147,540           9,257           42,858          100,314          577,230
                                 -------          -------           -----           ------          -------          -------

(1) Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                               Segregated Asset Subaccounts
Operations                        3MC       3AG(1)          3GT(1)           3IG(1)         3IP             3MG1             3MD(1)
Investment income (loss) - net    $ 515    $ 6,766           $ 723          $ 7,570        $ 549           $ (661)          $ (486)
Net realized gain (loss)
on investments                    1,533    (55,482)           (493)          (1,726)          26             (556)           1,429
Net change in unrealized
appreciation or depreciation
of investments                    2,027    (47,830)        (85,765)           7,072       (2,955)         (37,417)         (14,833)
                                  -----    -------         -------            -----       ------          -------          -------
Net increase (decrease) in
net assets resulting from
operations                        4,075    (96,546)        (85,535)          12,916       (2,380)         (38,634)         (13,890)
                                  -----    -------         -------           ------       ------          -------          -------

Contract transactions
Contract purchase payments        3,143    222,519         160,360          428,802       33,130          485,821          162,022
Net transfers2                    3,647    115,847         139,701            6,408       15,182           35,436          191,979
Transfers for policy loans           76         --              --               --           --               --               --
Contract charges                    (15)       (29)            (28)              (2)         (35)              (4)              (1)
Contract terminations:
  Surrender benefits               (412)      (166)         (2,295)          (3,060)          --               --           (2,490)
                                   ----       ----          ------           ------        -----             ----            ------
Increase (decrease) from
contract transactions             6,439    338,171         297,738          432,148       48,277          521,253          351,510
                                  -----    -------         -------          -------       ------          -------          -------
Net assets at beginning of year   7,530         --              --               --        8,964               --               --
                                  -----    -------             ---            -----        -----             ----            -----
Net assets at end of year      $ 18,044  $ 241,625       $ 212,203        $ 445,064     $ 54,861        $ 482,619        $ 337,620
                               --------  ---------       ---------        ---------     --------        ---------        ---------

Accumulation unit activity
Units outstanding at
beginning of year                 7,935         --              --               --        8,363               --               --
Contract purchase payments        3,019    216,684         158,252          500,751       33,127          496,790          163,559
Net transfers2                    3,970    126,355         154,235           58,193       15,472           35,753          191,061
Transfers for policy loans           80         --              --               --           --               --               --
Contract charges                    (13)       (36)            (29)              (3)         (38)              (4)              (1)
Contract terminations:
  Surrender benefits               (398)      (210)         (2,468)          (3,314)          --               --           (2,475)
                                   ----       ----          ------           ------          ---            -----           ------
Units outstanding at
end of year                      14,593    342,793         309,990          555,627       56,924          532,539          352,144
                                 ------    -------         -------          -------       ------          -------          -------

(1)For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                Segregated Asset Subaccounts
                                                                                                                          Combined
                                                                                                                          Variable
Operations                     3IN             3VS          3MI              3SV              3IT              3SP         Account
Investment income
(loss) - net                 $ 30,031        $ 6,776      $ 5,998           $ (444)        $ 64,295        $ 123,532    $ 1,356,708
Net realized gain (loss)
on investments               (563,295)        19,640       26,137           27,659         (250,961)        (212,677)    (1,728,849)
Net change in unrealized
appreciation or
depreciation of
investments                   (60,717)      (162,052)      16,930            7,132          (39,390)         (14,033)    (4,574,012)
                              -------       --------       ------            -----          -------          -------     ----------
Net increase (decrease)
in net assets resulting
from operatios               (593,981)      (135,636)      49,065           34,347         (226,056)        (103,178)    (4,946,153)
                             --------       --------       ------           ------         --------         --------     ----------

Contract transactions
Contract purchase
payments                    1,748,710      1,524,126      301,123           34,772          635,975        1,086,657     42,676,978
Net transfers1                438,543        304,320        9,379          (83,672)         127,299           16,218      1,597,258
Transfers for
policy loans                   (1,413)        (1,535)       1,629               76            3,180               --         (4,284)
Contract charges                 (115)          (154)         (37)             (18)             (85)             (37)        (2,033)
Contract terminations:
  Surrender benefits          (58,322)      (217,319)    (119,443)         (10,292)         (59,230)        (101,430)    (2,472,698)
                              -------       --------     --------          -------          -------         --------     ----------
Increase (decrease)
from contract
transactions                2,127,403      1,609,438      192,651          (59,134)         707,139        1,001,408     41,795,221
                            ---------      ---------      -------          -------          -------        ---------     ----------
Net assets at
beginning of year             131,637        247,884       21,970          130,357          169,351          143,413      7,405,033
                              -------        -------       ------          -------          -------          -------      ---------
Net assets at
end of year               $ 1,665,059    $ 1,721,686    $ 263,686        $ 105,570        $ 650,434      $ 1,041,643   $ 44,254,101
                          -----------    -----------    ---------        ---------        ---------      -----------   ------------

Accumulation unit
activity
Units outstanding at
beginning of year              86,882        182,717       19,042          120,448          111,791          124,538
Contract purchase
payments                    1,299,655      1,078,608      255,186           26,560          410,305          963,969
Net transfers1                468,567        221,461       10,660          (68,466)         121,611            3,491
Transfers for
policy loans                     (780)          (879)       1,362               71            2,229               --
Contract charges                 (115)          (111)         (28)             (13)             (71)             (37)
Contract terminations:
  Surrender benefits          (52,688)      (151,401)     (93,442)          (8,782)         (46,650)        (101,744)
                              -------       --------      -------           ------          -------         --------
Units outstanding at
end of year                 1,801,521      1,330,395      192,780           69,818          599,215          990,217
                            ---------      ---------      -------           ------          -------          -------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                              Segregated Asset Subaccounts
Operations                          BC3(1)            BD3(1)         CR3(1)           CM3(1)           DE3(1)            EI3(1)
Investment income
(loss) - net                        $ (266)           $ 417        $ 88,061         $ 11,323          $ 4,068            $ 421
Net realized gain
(loss) on investments              117,389             (209)             32               --           11,654                7
Net change in unrealized
appreciation or depreciation
of investments                      21,634              (95)         57,341               (1)             478              372
                                    ------              ---          ------               --              ---              ---
Net increase (decrease) in
net assets resulting
from operations                    138,757              113         145,434           11,322           16,200              800
                                   -------              ---         -------           ------           ------              ---

Contract transactions
Contract purchase payments       2,223,661           56,502         850,083        2,447,471        2,017,652           40,753
Net transfers(2)                      (428)          (8,446)            150         (151,562)           4,251            7,563
Transfers for policy loans              --               --              --           (7,921)              --               --
Contract terminations:
  Surrender benefits            (2,128,482)              --              --           (5,334)      (2,015,015)            (330)
                                ----------             ----            ----           ------       ----------             ----
Increase (decrease) from
contract transactions               94,751           48,056         850,233        2,282,654            6,888           47,986
                                    ------           ------         -------        ---------            -----           ------
Net assets at beginning of year         --               --              --               --               --               --
                                    ------           ------         -------        ---------            -----           ------
Net assets at end of year        $ 233,508         $ 48,169       $ 995,667      $ 2,293,976         $ 23,088         $ 48,786
                                 ---------         --------       ---------      -----------         --------         --------

Accumulation unit activity
Units outstanding at
beginning of year                       --               --              --               --               --               --
Contract purchase payments         211,504           56,266         871,965        2,427,761           18,486           40,956
Net transfers(2)                       598           (8,822)             11         (148,076)           4,136            7,565
Transfers for policy loans              --               --              --           (7,903)              --               --
Contract terminations:
  Surrender benefits                (1,356)              --              --           (5,296)              --             (327)
                                    ------           ------         -------        ---------            -----           ------
Units outstanding at
end of year                        210,746           47,444         871,976        2,266,486           22,622           48,194
                                   -------           ------         -------        ---------           ------           ------

(1)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                              Segregated Asset Subaccounts
Operations                         FI3(1)             GB3(1)         GR3(1)           IE3(1)           MF3(1)           ND3(1)
Investment income
(loss) - net                     $ 114,921             $ 16        $ (2,386)         $ 1,683            $ 201            $ 822
Net realized gain
(loss) on investments              (35,633)              (8)        188,656              116               21              646
Net change in unrealized
appreciation or depreciation
of investments                          (3)             (23)         62,739           17,789              383           40,815
                                        --              ---          ------           ------              ---           ------
Net increase (decrease) in
net assets resulting
from operations                     79,285              (15)        249,009           19,588              605           42,283
                                    ------              ---         -------           ------              ---           ------

Contract transactions
Contract purchase payments      10,011,795            1,366       2,385,249          122,687            3,163          419,823
Net transfers(2)                      (875)           1,466          12,026           28,149            6,700           47,188
Transfers for policy loans              --               --              --               --               --               --
Contract terminations:
  Surrender benefits           (10,069,341)              --      (2,178,590)            (925)              --           (1,811)
                               -----------             ----      ----------             ----             ----           ------
Increase (decrease) from
contract transactions              (58,421)           2,832         218,685          149,911            9,863          465,200
                                   -------            -----         -------          -------            -----          -------
Net assets at beginning of year         --               --              --               --               --               --
                                   -------            -----         -------          -------            -----          -------
Net assets at end of year         $ 20,864          $ 2,817       $ 467,694        $ 169,499         $ 10,468        $ 507,483
                                  --------          -------       ---------        ---------         --------        ---------

Accumulation unit activity
Units outstanding at
beginning of year                       --               --              --               --               --               --
Contract purchase payments          11,748            1,356         390,177          109,540            3,128          384,980
Net transfers(2)                    (2,085)           1,457          10,470           24,246            6,490           42,731
Transfers for policy loans              --               --              --               --               --               --
Contract terminations:
  Surrender benefits                    --               --              --             (761)              --           (1,580)
                                   -------            -----         -------          -------            -----          -------
Units outstanding at
end of year                          9,663            2,813         400,647          133,025            9,618          426,131
                                     -----            -----         -------          -------            -----          -------

(1)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                    Segregated Asset Subaccounts
Operations                          SC3(1)            SA3(1)         3CA(1)            3CD(1)           3IF(1)           3VA(1)
Investment income (loss) - net    $ 20,397          $ 1,283         $ 4,093             $ (5)            $ (6)           $ (35)
Net realized gain (loss)
on investments                     136,433              148             157              147              503              (15)
Net change in unrealized
appreciation or depreciation
of investments                      66,937            9,212          24,891              880            1,676              677
                                    ------            -----          ------              ---            -----              ---
Net increase (decrease) in
net assets resulting from
operation                          223,767           10,643          29,141            1,022            2,173              627
                                   -------           ------          ------            -----            -----              ---

Contract transactions
Contract purchase payments       3,025,558           27,399         193,854            3,153            9,015           53,734
Net transfers2                       2,427           12,050          21,404              707            2,382              200
Transfers for policy loans              --               --              --               --               --               --
Contract terminations:
  Surrender benefits            (2,790,000)            (195)         (1,036)              --               --               --
                                ----------             ----          ------            -----              ---              ---
Increase (decrease) from
contract transactions              237,985           39,254         214,222            3,860           11,397           53,934
                                   -------           ------         -------            -----           ------           ------
Net assets at beginning of year         --               --              --               --               --               --
                                   -------           ------         -------            -----           ------           ------
Net assets at end of year        $ 461,752         $ 49,897       $ 243,363          $ 4,882         $ 13,570         $ 54,561
                                 ---------         --------       ---------          -------         --------         --------

Accumulation unit activity
Units outstanding at
beginning of year                       --               --              --               --               --               --
Contract purchase payments          25,607           23,484         167,912            3,331            7,633           59,036
Net transfers2                       2,287            9,588          17,993              527            1,794              208
Transfers for policy loans              --               --              --               --               --               --
Contract terminations:
  Surrender benefits                    --             (154)           (824)              --               --               --
                                   -------           ------         -------            -----           ------           ------
Units outstanding at
end of year                         27,894           32,918         185,081            3,858            9,427           59,244
                                    ------           ------         -------            -----            -----           ------

(1)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                             Segregated Asset Subaccounts
Operations                         3EG(1)            3GI(2)          3MP(2)           3OS(2)            3RE(2)           3SI(2)
Investment income
(loss) - net                        $ 159           $ (207)          $ 725            $ (21)            $ (4)            $ (2)
Net realized gain
(loss) on investments                 990              103              82               99               (6)              35
Net change in unrealized
appreciation or depreciation
of investments                      3,597            8,641          14,427            4,147               48               59
                                    -----            -----          ------            -----               --               --
Net increase (decrease) in
net assets resulting from
operations                          4,746            8,537          15,234            4,225               38               92
                                    -----            -----          ------            -----               --               --

Contract transactions
Contract purchase payments         17,525          448,377          87,463           22,997            4,253            1,303
Net transfers(3)                       51            9,516          24,417            3,312             (302)             168
Transfers for policy loans             --               --             (16)              --               --               --
Contract terminations:
  Surrender benefits                   --           (1,430)            (94)              --               --               --
                                    -----            -----          ------            -----               --               --
Increase (decrease) from
contract transactions              17,576          456,463         111,770           26,309            3,951            1,471
                                   ------          -------         -------           ------            -----            -----
Net assets at beginning of year        --               --              --               --               --               --
                                   ------          -------         -------           ------            -----            -----
Net assets at end of year        $ 22,322        $ 465,000       $ 127,004         $ 30,534          $ 3,989          $ 1,563
                                 --------        ---------       ---------         --------          -------          -------

Accumulation unit activity
Units outstanding at
beginning of year                      --               --              --               --               --               --
Contract purchase payments         17,008          436,983          80,126           22,044            4,478            1,436
Net transfers(3)                      (63)           9,167          22,159            2,821             (318)             187
Transfers for policy loans             --               --             (16)              --               --               --
Contract terminations:
  Surrender benefits                   --           (1,396)            (84)              --               --               --
                                   ------          -------         -------           ------            -----            -----
Units outstanding at end of year   16,945          444,754         102,185           24,865            4,160            1,623
                                   ------          -------         -------           ------            -----            -----

(1)For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(3)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                              Segregated Asset Subaccounts
Operations                            3IS(1)           3SE(1)         3UE(1)            3MC(1)           3IP(1)          3IN(1)
Investment income
(loss) - net                         $ (10)            $ 74           $ 725             $ 39             $ 74            $ (72)
Net realized gain
(loss) on investments                   38               41             142              (12)              77            1,746
Net change in unrealized
appreciation or depreciation
of investments                         533            4,095           5,494              101              566           26,162
                                       ---            -----           -----              ---              ---           ------
Net increase (decrease) in
net assets resulting
from operations                        561            4,210           6,361              128              717           27,836
                                       ---            -----           -----              ---              ---           ------

Contract transactions
Contract purchase payments           7,650           17,711         176,140            2,268            8,054           61,050
Net transfers(2)                     1,194           24,582           5,209            5,150              193           42,951
Transfers for policy loans              --               --              --              (16)              --               --
Contract terminations:
  Surrender benefits                    --             (147)             --               --               --             (200)
                                       ---            -----           -----              ---              ---           ------
Increase (decrease) from
contract transactions                8,844           42,146         181,349            7,402            8,247          103,801
                                     -----           ------         -------            -----            -----          -------
Net assets at
beginning of year                       --               --              --               --               --               --
                                     -----           ------         -------            -----            -----          -------
Net assets at
end of year                        $ 9,405         $ 46,356       $ 187,710          $ 7,530          $ 8,964        $ 131,637
                                   -------         --------       ---------          -------          -------        ---------

Accumulation unit activity
Units outstanding at
beginning of year                       --               --              --               --               --               --
Contract purchase payments           8,027           17,410         165,502            2,440            8,327           52,793
Net transfers(2)                     1,223           23,632           4,831            5,512               36           34,238
Transfers for policy loans              --               --              --              (17)              --               --
Contract terminations:
  Surrender benefits                    --             (140)             --               --               --             (149)
                                     -----           ------         -------            -----            -----          -------
Units outstanding at end of year     9,250           40,902         170,333            7,935            8,363           86,882
                                     -----           ------         -------            -----            -----           ------

(1)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(2)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable Account 10 - American Express Retirement Advisor Variable Annuity(R) - Band 3

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                              Segregated Asset Subaccounts
                                                                                                                 Combined
                                                                                                                 Variable
Operations                       3VS(1)           3MI(1)           3SV(2)           3IT(1)            3SP(1)      Account
Investment income
(loss) - net                   $ 16,591          $ 1,652           $ (69)           $ (66)           $ (60)     $ 264,536
Net realized gain
(loss) on investments              (117)              30              56              139               62        423,549
Net change in unrealized
appreciation or depreciation
of investments                   17,282              948           5,916           30,460            7,793        435,971
                                 ------              ---           -----           ------            -----        -------
Net increase (decrease) in
net assets resulting from
operations                       33,756            2,630           5,903           30,533            7,795      1,124,056
                                 ------            -----           -----           ------            -----      ---------

Contract transactions
Contract purchase payments      214,071           16,525         124,554          132,267          128,180     25,363,306
Net transfers3                    1,301            2,831             779            7,240            8,005        121,949
Transfers for policy loans           --              (16)            (16)             (16)              --         (8,001)
Contract terminations:
  Surrender benefits             (1,244)              --            (863)            (673)            (567)   (19,196,277)
                                 ------             ----            ----             ----             ----    -----------
Increase (decrease) from
contract transactions           214,128           19,340         124,454          138,818          135,618      6,280,977
                                -------           ------         -------          -------          -------      ---------
Net assets at
beginning of year                    --               --              --               --               --             --
                                -------           ------         -------          -------          -------      ---------
Net assets at end of year     $ 247,884         $ 21,970       $ 130,357        $ 169,351        $ 143,413    $ 7,405,033
                              ---------         --------       ---------        ---------        ---------    -----------

Accumulation unit activity
Units outstanding at
beginning of year                    --               --              --               --               --
Contract purchase payments      182,784           16,569         120,290          106,977          117,633
Net transfers3                      899            2,489           1,000            5,308            7,426
Transfers for policy loans           --              (16)            (16)             (16)              --
Contract terminations:
  Surrender benefits               (966)              --            (826)            (478)            (521)
                                   ----              ---            ----             ----             ----
Units outstanding at
end of year                     182,717           19,042         120,448          111,791          124,538
                                -------           ------         -------          -------          -------

(1)For the period Sept. 15, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Sept. 21, 1999 (commencement of operations) to Dec. 31, 1999.
(3)Includes  transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


IDS Life Variable  Account 10 - American  Express  Retirement  Advisor  Variable
Annuity(R) - Band 3

Notes to Financial Statements

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company
(IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the
Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for AXP(R) Variable Portfolio Global Bond Fund and Credit Suisse Warburg Pincus
Trust - Emerging Growth Portfolio), open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                        Investment Manager
---------------- ------------------------------------------------------- -----------------------------------------------
BC3              AXP(R)Variable Portfolio - Blue Chip Advantage Fund     IDS Life Insurance Company 1
BD3              AXP(R)Variable Portfolio - Bond Fund                    IDS Life Insurance Company 1
CR3              AXP(R)Variable Portfolio - Capital Resource Fund        IDS Life Insurance Company 1
CM3              AXP(R)Variable Portfolio - Cash Management Fund         IDS Life Insurance Company 1
DE3              AXP(R)Variable Portfolio - Diversified Equity Income    IDS Life Insurance Company 1
                 Fund
EM3              AXP(R)Variable Portfolio - Emerging Markets Fund        IDS Life Insurance Company 2
EI3              AXP(R)Variable Portfolio - Extra Income Fund            IDS Life Insurance Company 1
FI3              AXP(R)Variable Portfolio - Federal Income Fund          IDS Life Insurance Company 1
GB3              AXP(R)Variable Portfolio - Global Bond Fund             IDS Life Insurance Company 1
GR3              AXP(R)Variable Portfolio - Growth Fund                  IDS Life Insurance Company 1
IE3              AXP(R)Variable Portfolio - International Fund           IDS Life Insurance Company 2
MF3              AXP(R)Variable Portfolio - Managed Fund                 IDS Life Insurance Company 1
ND3              AXP(R)Variable Portfolio - New Dimensions Fund(R)       IDS Life Insurance Company 1
IV3              AXP(R)Variable Portfolio - S&P 500 Index Fund           IDS Life Insurance Company 1
SC3              AXP(R)Variable Portfolio - Small Cap Advantage Fund     IDS Life Insurance Company 3
SA3              AXP(R)Variable Portfolio - Strategy Aggressive Fund     IDS Life Insurance Company 1
3CA              AIM V.I. Capital Appreciation Fund                      A I M Advisors, Inc.
3CD              AIM V.I. Capital Development Fund                       A I M Advisors, Inc.
3IF              American Century VP International                       American Century Investment Management, Inc.
3VA              American Century VP Value                               American Century Investment Management, Inc.
3SR              Calvert Variable Series, Inc. Social Balanced           Calvert Asset Management Company, Inc.4
                 Portfolio
3EG              Credit Suisse Warburg Pincus Trust - Emerging Growth    Credit Suisse Asset Management, LLC
                 Portfolio
3GI              Fidelity VIP III Growth & Income Portfolio (Service     Fidelity Management & Research Company (FMR)5
                 Class)
3MP              Fidelity VIP III Mid Cap Portfolio (Service Class)      Fidelity Management & Research Company (FMR)5
3OS              Fidelity VIP Overseas Portfolio (Service Class)         Fidelity Management & Research Company (FMR)6
3RE              FTVIPT Franklin Real Estate Fund - Class 2              Franklin Advisers, Inc.
3SI              FTVIPT Franklin Value Securities Fund - Class 2         Franklin Advisory Services, LLC
3IS              FTVIPT Templeton International Smaller Companies Fund   Templeton Investment Counsel, LLC
                 - Class 2
3SE              Goldman Sachs VIT CORESM Small Cap Equity Fund          Goldman Sachs Asset Management
3UE              Goldman Sachs VIT CORESM U.S. Equity Fund               Goldman Sachs Asset Management
3MC              Goldman Sachs VIT Mid Cap Value Fund                    Goldman Sachs Asset Management
3AG              Janus Aspen Series Aggressive Growth Portfolio:         Janus Capital
                 Service Shares
3GT              Janus Aspen Series Global Technology Portfolio:         Janus Capital
                 Service Shares
3IG              Janus Aspen Series International Growth Portfolio:      Janus Capital
                 Service Shares
3IP              Lazard Retirement International Equity Portfolio        Lazard Asset Management
3MG              MFS(R) Investors Growth Stock Series - Service Class    MFS Investment Management(R)
3MD              MFS(R) New Discovery Series - Service Class             MFS Investment Management(R)
3IN              Putnam VT International New Opportunities Fund -        Putnam Investment Management, LLC
                 Class IB Shares
3VS              Putnam VT Vista Fund - Class IB Shares                  Putnam Investment Management, LLC
3MI              Royce Micro-Cap Portfolio                               Royce & Associates, Inc.
3SV              Third Avenue Value Portfolio                            EQSF Advisers, Inc.
3IT              Wanger International Small Cap                          Liberty Wanger Asset Management, L.P.
3SP              Wanger U.S. Small Cap                                   Liberty Wanger Asset Management, L.P.

1 American Express Financial Corporation (AEFC) is the investment adviser.
2 AEFC  is  the  investment   adviser.   American   Express  Asset   Management
  International,  Inc. is the  sub-investment  adviser.
3 AEFC is the  investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
4 NCM Capital Management Group, Inc. is the investment subadviser.
5 FMR U.K. and FMR Far East are the sub-investment advisers.
6 FMR U.K., FMR Far East, Fidelity International  Investment Advisors (FIIA) and
  FIIA U.K. are the sub-investment advisers.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 0.55% of the average daily net assets.

4. CONTRACT ADMINISTRATIVE CHARGES

IDS Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. IDS Life does not expect to profit from this charge. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

5. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

Subaccount        Investment                                                          Shares          NAV
----------------- ---------------------------------------------------------------- -------------- ------------
BC3               AXP(R)Variable Portfolio - Blue Chip Advantage Fund                      45,283     $ 9.88
BD3               AXP(R)Variable Portfolio - Bond Fund                                     43,108      10.37
CR3               AXP(R)Variable Portfolio - Capital Resource Fund                          9,321      26.57
CM3               AXP(R)Variable Portfolio - Cash Management Fund                         934,606       1.00
DE3               AXP(R)Variable Portfolio - Diversified Equity Income Fund                21,968      10.01
EM3               AXP(R)Variable Portfolio - Emerging Markets Fund                        498,913       7.51
EI3               AXP(R)Variable Portfolio - Extra Income Fund                            153,370       6.99
FI3               AXP(R)Variable Portfolio - Federal Income Fund                               99      10.17
GB3               AXP(R)Variable Portfolio - Global Bond Fund                                 432       9.74
GR3               AXP(R)Variable Portfolio - Growth Fund                                  174,514       9.43
IE3               AXP(R)Variable Portfolio - International Fund                             6,673      11.50
MF3               AXP(R)Variable Portfolio - Managed Fund                                   8,534      17.68
ND3               AXP(R)Variable Portfolio - New Dimensions Fund(R)                       219,285      19.21
IV3               AXP(R)Variable Portfolio - S&P 500 Index Fund                         1,032,612       9.00
SC3               AXP(R)Variable Portfolio - Small Cap Advantage Fund                     118,838      11.20
SA3               AXP(R)Variable Portfolio - Strategy Aggressive Fund                      78,215      12.46
3CA               AIM V.I. Capital Appreciation Fund                                       50,719      30.84
3CD               AIM V.I. Capital Development Fund                                        33,628      12.99
3IF               American Century VP International                                        61,984      10.23
3VA               American Century VP Value                                                70,567       6.67
3SR               Calvert Variable Series, Inc. Social Balanced Portfolio                     911       2.00
3EG               Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio           89,356      12.86
3GI               Fidelity VIP III Growth & Income Portfolio (Service Class)               50,347      15.19
3MP               Fidelity VIP III Mid Cap Portfolio (Service Class)                       49,939      20.22
3OS               Fidelity VIP Overseas Portfolio (Service Class)                           5,720      19.94
3RE               FTVIPT Franklin Real Estate Fund - Class 2                               10,667      17.36
3SI               FTVIPT Franklin Value Securities Fund - Class 2                           1,129       9.82
3IS               FTVIPT Templeton International Smaller Companies Fund - Class             3,985      10.74
                  2
3SE               Goldman Sachs VIT CORESM Small Cap Equity Fund                           11,061      10.40
3UE               Goldman Sachs VIT CORESM U.S. Equity Fund                                45,819      12.48
3MC               Goldman Sachs VIT Mid Cap Value Fund                                      1,691      10.67
3AG               Janus Aspen Series Aggressive Growth Portfolio: Service Shares            6,717      35.97
3GT               Janus Aspen Series Global Technology Portfolio: Service Shares           32,397       6.55
3IG               Janus Aspen Series International Growth Portfolio: Service               14,526      30.64
                  Shares
3IP               Lazard Retirement International Equity Portfolio                          4,568      12.01
3MG               MFS(R)Investors Growth Stock Series - Service Class                      37,182      12.98
3MD               MFS(R)New Discovery Series - Service Class                               20,351      16.59
3IN               Putnam VT International New Opportunities Fund - Class IB               121,804      13.67
                  Shares
3VS               Putnam VT Vista Fund - Class IB Shares                                   87,841      19.60
3MI               Royce Micro-Cap Portfolio                                                37,402       7.05
3SV               Third Avenue Value Portfolio                                              6,941      15.21
3IT               Wanger International Small Cap                                           22,754      28.49
3SP               Wanger U.S. Small Cap                                                    52,108      19.99

6. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                                               Period ended Dec. 31,
Subaccount        Investment                                                                     2000               1999
----------------- ---------------------------------------------------------------- ------------------- ------------------
BC31              AXP(R)Variable Portfolio - Blue Chip Advantage Fund                     $ 1,554,688        $ 2,227,819
BD31              AXP(R)Variable Portfolio - Bond Fund                                        792,705             90,112
CR31              AXP(R)Variable Portfolio - Capital Resource Fund                          1,081,827            940,348
CM31              AXP(R)Variable Portfolio - Cash Management Fund                          64,751,467          2,696,155
DE31              AXP(R)Variable Portfolio - Diversified Equity Income Fund                 2,474,903          2,029,460
EM32              AXP(R)Variable Portfolio - Emerging Markets Fund                         10,059,600                 --
EI31              AXP(R)Variable Portfolio - Extra Income Fund                              2,317,263             48,324
FI31              AXP(R)Variable Portfolio - Federal Income Fund                               70,365         10,131,090
GB31              AXP(R)Variable Portfolio - Global Bond Fund                                   5,589              3,531
GR31              AXP(R)Variable Portfolio - Growth Fund                                    3,496,224          2,425,240
IE31              AXP(R)Variable Portfolio - International Fund                            10,801,179            153,314
MF31              AXP(R)Variable Portfolio - Managed Fund                                     397,329             10,770
ND31              AXP(R)Variable Portfolio - New Dimensions Fund(R)                         5,917,664            477,860
IV32              AXP(R)Variable Portfolio - S&P 500 Index Fund                            10,579,274                 --
SC31              AXP(R)Variable Portfolio - Small Cap Advantage Fund                       2,677,889          3,056,429
SA31              AXP(R)Variable Portfolio - Strategy Aggressive Fund                       4,321,286             42,140
3CA1              AIM V.I. Capital Appreciation Fund                                        1,855,778            220,414
3CD1              AIM V.I. Capital Development Fund                                           840,837              4,844
3IF1              American Century VP International                                         6,328,435             16,690
3VA1              American Century VP Value                                                 2,373,147             54,959
3SR2              Calvert Variable Series, Inc. Social Balanced Portfolio                      12,591                 --
3EG3              Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio            2,596,949             25,602
3GI1              Fidelity VIP III Growth & Income Portfolio (Service Class)                1,829,869            475,930
3MP1              Fidelity VIP III Mid Cap Portfolio (Service Class)                        3,660,484            113,642
3OS1              Fidelity VIP Overseas Portfolio (Service Class)                           5,452,120             27,214
3RE1              FTVIPT Franklin Real Estate Securities Fund - Class 2                     6,541,769              4,653
3SI1              FTVIPT Franklin Value Securities Fund - Class 2                             723,562              2,997
3IS1              FTVIPT Templeton International Smaller Companies Fund - Class 2           4,179,759              9,556
3SE1              Goldman Sachs VIT CORESM Small Cap Equity  Fund                             963,662             42,987
3UE1              Goldman Sachs VIT CORESM U.S. Equity Fund                                   658,986            184,931
3MC1              Goldman Sachs VIT Mid Cap Value Fund                                        132,779              8,255
3AG2              Janus Aspen Series Aggressive Growth Portfolio: Service Shares            1,363,292                 --
3GT2              Janus Aspen Series Global Technology Portfolio: Service Shares              651,089                 --
3IG2              Janus Aspen Series International Growth Portfolio: Service                3,676,000                 --
                  Shares
3IP1              Lazard Retirement International Equity Portfolio                            285,531             10,093
3MG2              MFS(R)Investors Growth Stock Series - Service Class                         555,781                 --
3MD2              MFS(R)New Discovery Series - Service Class                                  433,140                 --
3IN1              Putnam VT International New Opportunities Fund  - Class IB               12,115,004            115,960
                  Shares
3VS1              Putnam VT Vista Fund - Class IB Shares                                    3,856,869            236,772
3MI1              Royce Micro-Cap Portfolio                                                   615,403             22,210
3SV3              Third Avenue Value Portfolio                                                263,386            127,360
3IT1              Wanger International Small Cap                                            6,328,614            139,627
3SP1              Wanger U.S. Small Cap                                                     4,199,320            138,957
----------------- ---------------------------------------------------------------- ------------------- ------------------
                  Combined Variable Account                                              $193,793,408        $26,316,245
----------------- ---------------------------------------------------------------- ------------------- ------------------

1 Operations commenced on Sept. 15, 1999.
2 Operations commenced on May 1, 2000.
3 Operations commenced on Sept. 21, 1999.



IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have  audited  the  accompanying  consolidated  balance  sheets  of IDS  Life
Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/s/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated balance sheets

December 31, ($ thousands)                                                          2000                  1999

Assets
Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $6,471,798; 1999, $7,105,743)                      $ 6,463,613           $ 7,156,292
         Available for sale, at fair value
            (amortized cost: 2000, $12,929,870; 1999, $13,703,137)                 12,399,990            13,049,549
                                                                                   ----------            ----------
                                                                                   18,863,603            20,205,841
     Mortgage loans on real estate                                                  3,738,091             3,606,377
     Policy loans                                                                     618,973               561,834
     Other investments                                                                635,880               506,797
                                                                                      -------               -------
            Total investments                                                      23,856,547            24,880,849
Cash and cash equivalents                                                             316,974                32,333
Amounts recoverable from reinsurers                                                   416,480               327,168
Amounts due from brokers                                                               15,302                   145
Other accounts receivable                                                              42,324                48,578
Accrued investment income                                                             334,928               343,449
Deferred policy acquisition costs                                                   2,951,655             2,665,175
Deferred income taxes, net                                                            136,588               216,020
Other assets                                                                           25,919                33,089
Separate account assets                                                            32,349,347            35,894,732
                                                                                   ----------            ----------
            Total assets                                                          $60,446,064           $64,441,538
                                                                                  ===========           ===========

Liabilities and stockholder's equity Liabilities:
     Future policy benefits:
         Fixed annuities                                                          $19,417,446           $20,552,159
         Universal life-type insurance                                              3,410,871             3,391,203
         Traditional life insurance                                                   232,913               226,842
         Disability income and long-term care insurance                             1,012,247               811,941
     Policy claims and other policyholders' funds                                      52,067                24,600
     Amounts due to brokers                                                           446,347               148,112
     Other liabilities                                                                459,422               579,678
Separate account liabilities                                                       32,349,347            35,894,732
                                                                                   ----------            ----------
            Total liabilities                                                      57,380,660            61,629,267
                                                                                   ----------            ----------
Commitments and contingencies
Stockholder's equity:
     Capital stock, $30 par value per share;
         100,000 shares authorized,
         issued and outstanding                                                         3,000                 3,000
     Additional paid-in capital                                                       288,327               288,327
     Accumulated other comprehensive loss, net of tax:
         Net unrealized securities losses                                            (333,734)             (411,230)
     Retained earnings                                                              3,107,811             2,932,174
                                                                                    ---------             ---------
         Total stockholder's equity                                                 3,065,404             2,812,271
                                                                                    ---------             ---------
            Total liabilities and stockholder's equity                            $60,446,064           $64,441,538
                                                                                  ===========           ===========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of income

Three years ended December 31, ($ thousands)                          2000                1999                1998

Revenues
Premiums:
     Traditional life insurance                                   $   56,187          $   53,790          $   53,132
     Disability income and long-term care insurance                  231,311             201,637             176,298
                                                                     -------             -------             -------
            Total premiums                                           287,498             255,427             229,430
     Policyholder and contractholder charges                         438,127             411,994             383,965
     Management and other fees                                       598,168             473,108             401,057
     Net investment income                                         1,730,605           1,919,573           1,986,485
     Net realized (loss) gain on investments                         (16,975)             26,608               6,902
                                                                     -------              ------               -----
            Total revenues                                         3,037,423           3,086,710           3,007,839
                                                                   ---------           ---------           ---------
Benefits and expenses
Death and other benefits:
     Traditional life insurance                                       29,042              29,819              29,835
     Universal life-type insurance and investment contracts          131,467             118,561             108,349
     Disability income and long-term care insurance                   40,246              30,622              27,414
Increase in liabilities for future policy benefits:
     Traditional life insurance                                        5,765               7,311               6,052
     Disability income and long-term care insurance                  113,239              87,620              73,305
Interest credited on universal life-type insurance
     and investment contracts                                      1,169,641           1,240,575           1,317,124
         Amortization of deferred policy acquisition costs           403,968             332,705             382,642
         Other insurance and operating expenses                      336,791             335,180             287,326
                                                                     -------             -------             -------
            Total benefits and expenses                            2,230,159           2,182,393           2,232,047
                                                                   ---------           ---------           ---------
Income before income taxes                                           807,264             904,317             775,792
Income taxes                                                         221,627             267,864             235,681
                                                                     -------             -------             -------
Net income                                                        $  585,637          $  636,453          $  540,111
                                                                  ==========          ==========          ==========
See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of stockholder's equity

                                                                                               Accumulated
                                                                                                  other
                                                    Total                      Additional      comprehensive
                                                stockholder's     Capital        paid-In      (loss) income,    Retained
Three years ended December 31, ($ thousands)       equity          stock         capital        net of tax      earnings

Balance, January 1, 1998                         $2,865,816       $3,000         $290,847      $ 226,359      $2,345,610
Comprehensive income:
     Net income                                     540,111           --               --             --         540,111
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $6,333 and taxes of $32,826             (60,964)          --               --        (60,964)             --
     Reclassification adjustment
         for losses included in net income,
         net of tax of ($2,254)                       4,189           --               --          4,189              --
                                                      -----        -----            -----          -----           -----
     Other comprehensive loss                       (56,775)          --               --        (56,775)             --
                                                    -------        -----            -----        -------           -----
Comprehensive income                                483,336           --               --             --              --
Other changes                                        (2,520)          --           (2,520)            --              --
Cash dividends to parent                           (240,000)          --               --             --        (240,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1998                        3,106,632        3,000          288,327        169,584       2,645,721
Comprehensive income:
     Net income                                     636,453           --               --             --         636,453
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $28,444 and taxes of $304,936          (566,311)          --               --       (566,311)             --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $7,810                       (14,503)          --               --        (14,503)             --
                                                    -------        -----            -----        -------           -----
     Other comprehensive loss                      (580,814)          --               --       (580,814)             --
                                                   --------        -----            -----       --------           -----
Comprehensive income                                 55,639           --               --             --              --
Cash dividends to parent                           (350,000)          --               --             --        (350,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1999                        2,812,271        3,000          288,327       (411,230)      2,932,174
Comprehensive income:
     Net income                                     585,637           --               --             --         585,637
     Unrealized holding gains arising
         during the year, net of
         deferred policy acquisition costs
         of ($5,154) and taxes of ($46,921)          87,138           --               --         87,138              --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $5,192                        (9,642)          --               --         (9,642)             --
                                                     ------        -----            -----         ------           -----
     Other comprehensive income                      77,496           --               --         77,496              --
                                                     ------        -----            -----         ------           -----
Comprehensive income                                663,133           --               --             --              --
Cash dividends to parent                           (410,000)          --               --             --        (410,000)
                                                   --------        -----            -----          -----        --------
Balance, December 31, 2000                       $3,065,404       $3,000         $288,327      $(333,734)     $3,107,811
                  === ====                       ==========       ======         ========      =========      ==========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of cash flows

Years ended December 31, ($ thousands)                                      2000               1999                 1998

Cash flows from operating activities
Net income                                                            $   585,637         $   636,453           $   540,111
Adjustments to reconcile net income to
     net cash provided by operating activities:
         Policy loans, excluding universal life-type insurance:
            Issuance                                                      (61,313)            (56,153)              (53,883)
            Repayment                                                      56,088              54,105                57,902
         Change in amounts recoverable from reinsurers                    (89,312)            (64,908)              (56,544)
         Change in other accounts receivable                                6,254                (615)              (10,068)
         Change in accrued investment income                                8,521              23,125                (9,184)
         Change in deferred policy acquisition costs, net                (291,634)           (140,379)              (10,443)
         Change in liabilities for future policy benefits
            for traditional life, disability income and
            long-term care insurance                                      206,377             153,157               138,826
         Change in policy claims and other policyholders' funds            27,467             (45,709)                1,964
         Deferred income tax provision (benefit)                           37,704              79,796               (19,122)
         Change in other liabilities                                     (120,256)            169,395                64,902
         Amortization of premium, (accretion of discount), net             37,909             (17,907)                9,170
         Net realized loss (gain) on investments                           16,975             (26,608)               (6,902)
         Policyholder and contractholder charges, non-cash               (151,745)           (175,059)             (172,396)
         Other, net                                                        (9,279)             (5,324)               10,786
                                                                           ------              ------                ------
            Net cash provided by operating activities                     259,393             583,369               485,119
                                                                          -------             -------               -------

Cash flows from investing activities Fixed maturities held to maturity:
     Purchases                                                             (4,487)             (3,030)               (1,020)
     Maturities, sinking fund payments and calls                          589,742             741,949             1,162,731
     Sales                                                                 50,067              66,547               236,963
Fixed maturities available for sale:
     Purchases                                                         (1,454,010)         (3,433,128)           (4,100,238)
     Maturities, sinking fund payments and calls                        1,019,403           1,442,507             2,967,311
     Sales                                                              1,237,116           1,691,389               278,955
Other investments, excluding policy loans:
     Purchases                                                           (706,082)           (657,383)             (555,647)
     Sales                                                                435,633             406,684               579,038
Change in amounts due from brokers                                        (15,157)                182                 8,073
Change in amounts due to brokers                                          298,236             (47,294)             (186,052)
                                                                          -------             -------              --------
            Net cash provided by investing activities                   1,450,461             208,423               390,114
                                                                        ---------             -------               -------

Cash flows from financing activities
Activity related to universal life-type insurance
     and investment contracts:
         Considerations received                                        1,842,026           2,031,630             1,873,624
         Surrenders and other benefits                                 (3,974,966)         (3,669,759)           (3,792,612)
         Interest credited to account balances                          1,169,641           1,240,575             1,317,124
Universal life-type insurance policy loans:
         Issuance                                                        (134,107)           (102,239)              (97,602)
         Repayment                                                         82,193              67,881                67,000
Dividends paid                                                           (410,000)           (350,000)             (240,000)
                                                                         --------            --------              --------
            Net cash used in financing activities                      (1,425,213)           (781,912)             (872,466)
                                                                       ----------            --------              --------
Net increase in cash and cash equivalents                                 284,641               9,880                 2,767
Cash and cash equivalents at beginning of year                             32,333              22,453                19,686
                                                                           ------              ------                ------
Cash and cash equivalents at end of year                              $   316,974         $    32,333           $    22,453
                                                                      ===========         ===========           ===========
See accompanying notes


IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

($ thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs effect and deferred taxes.

The retrospective interest method is used for income recognition on investments in structured notes and residual beneficial interests in securitized financial assets.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is  measured  as the excess of a loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                          2000          1999          1998
Cash paid during the year for:
Income taxes                          $225,704      $214,940      $215,003
Interest on borrowings                   3,299         4,521        14,529

Recognition of profits on annuity contracts and insurance policies
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000 and 1999, unlocking adjustments resulted in a net decrease in amortization of $12,300 and $56,800, respectively. Net unlocking adjustments in 1998 were not significant.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $41,059 and $852 receivable from, respectively, AEFC for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

IDS Life Insurance Company
-------------------------------------------------------------------------------

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The rule primarily affects certain AEFA high-yield investments contained in off-balance sheet trusts whose cash flows have been negatively effected by credit experience. As of January 1, 2001, the rule would require AEFA to adjust the carrying amount of these investments downward by approximately $30 milllion through recognition of an impairment charge.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentations.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 2000 are as follows:

                                                         Gross           Gross
                                        Amortized     unrealized      unrealized           Fair
Held to maturity                          cost           gains          losses             value
U.S. Government agency obligations     $   38,302       $  3,455      $     80         $   41,677
State and municipal obligations             7,678             16            --              7,694
Corporate bonds and obligations         5,248,517        111,466       114,330          5,245,653
Mortgage-backed securities              1,169,116          9,130         1,472          1,176,774
                                        ---------          -----         -----          ---------
                                       $6,463,613       $124,067      $115,882         $6,471,798
                                       ==========       ========      ========         ==========


                                                         Gross           Gross
                                      Amortized       unrealized      unrealized           Fair
Available for sale                      cost             gains          losses             value
U.S. Government agency obligations    $    96,408       $  6,134      $    268        $   102,274
State and municipal obligations            12,848            247            --             13,095
Corporate bonds and obligations         7,586,423        123,691       693,303          7,016,811
Mortgage-backed securities              5,234,191         57,697        24,078          5,267,810
                                        ---------         ------        ------          ---------
Total fixed maturities                 12,929,870        187,769       717,649         12,399,990
Equity securities                          11,829             --         1,496             10,333
                                           ------        -------         -----             ------
                                      $12,941,699       $187,769      $719,145        $12,410,323
                                      ===========       ========      ========        ===========


IDS Life Insurance Company
-------------------------------------------------------------------------------


The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                                          Gross          Gross
                                       Amortized       unrealized     unrealized            Fair
Held to maturity                         cost             gains         losses              value
U.S. Government agency obligations      $   37,613        $   236        $  2,158       $   35,691
State and municipal obligations              9,681            150              --            9,831
Corporate bonds and obligations          5,713,475         91,571         113,350        5,691,696
Mortgage-backed securities               1,395,523          4,953          31,951        1,368,525
                                         ---------          -----          ------        ---------
                                        $7,156,292        $96,910        $147,459       $7,105,743
                                        ==========        =======        ========       ==========


                                                          Gross           Gross
                                        Amortized      unrealized      unrealized           Fair
Available for sale                        cost            gains          losses             value
U.S. Government agency obligations     $    46,325        $   612        $  2,231      $    44,706
State and municipal obligations             13,226            519             191           13,554
Corporate bonds and obligations          7,960,352         60,120         560,450        7,460,022
Mortgage-backed securities               5,683,234          9,692         161,659        5,531,267
                                         ---------          -----         -------        ---------
Total fixed maturities                  13,703,137         70,943         724,531       13,049,549
Equity securities                            3,000             16              --            3,016
                                             -----             --           -----            -----
                                       $13,706,137        $70,959        $724,531      $13,052,565
                                       ===========        =======        ========      ===========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                    Amortized                Fair
Held to maturity                      cost                   value
Due from one to five years          $2,930,737            $2,935,736
Due from five to ten years           1,807,979             1,800,940
Due in more than ten years             555,781               558,348
Mortgage-backed securities           1,169,116             1,176,774
                                     ---------             ---------
                                    $6,463,613            $6,471,798
                                    ==========            ==========


                                    Amortized                Fair
Available for sale                    cost                   value
Due from one to five years         $   420,233           $   464,106
Due from five to ten years           4,675,249             4,266,932
Due in more than ten years           2,600,197             2,401,142
Mortgage-backed securities           5,234,191             5,267,810
                                     ---------             ---------
                                   $12,929,870           $12,399,990
                                   ===========           ===========

During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $53,169, $68,470 and $230,036, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively.

At December 31, 2000, bonds carried at $14,472 were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company
At December 31, 2000, investments in fixed maturities comprised 79 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.5 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                       2000                  1999
Aaa/AAA                 $ 6,559,188           $ 7,144,280
Aaa/AA                       32,001                 1,920
Aa/AA                       220,446               301,728
Aa/A                        327,147               314,168
A/A                       2,494,621             2,598,300
A/BBB                       747,636             1,014,566
Baa/BBB                   5,828,847             6,319,549
Baa/BB                      287,583               348,849
Below investment grade    2,896,014             2,816,069
                          ---------             ---------
                        $19,393,483           $20,859,429
                        ===========           ===========

At December 31, 2000, 88 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 16 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                               December 31, 2000         December 31, 1999
                          On balance   Commitments   On balance     Commitments
Region                       sheet     to purchase      sheet       to purchase
East North Central         $  691,694    $18,868     $  715,998      $ 10,380
West North Central            564,576      7,621        555,635        42,961
South Atlantic                884,723      7,667        867,838        23,317
Middle Atlantic               378,702     13,813        428,051         1,806
New England                   279,147      4,604        259,243         4,415
Pacific                       318,727        921        238,299         3,466
West South Central            173,158     28,548        144,607         4,516
East South Central             49,176      2,763         43,841            --
Mountain                      409,677     10,209        381,148         9,380
                              -------     ------        -------         -----
                            3,749,580     95,014      3,634,660       100,241
Less allowance for losses      11,489         --         28,283            --
                               ------      -----         ------         -----
                           $3,738,091    $95,014     $3,606,377      $100,241
                           ==========    =======     ==========      ========


                                  December 31, 2000     December 31, 1999
                          On balance  Commitments   On balance      Commitments
Property type                sheet    to purchase      sheet        to purchase
Department/retail stores  $1,174,763    $11,130     $1,158,712       $ 33,829
Apartments                   780,228         --        887,538         11,343
Office buildings           1,085,948     59,941        931,234         26,062
Industrial buildings         323,766     23,943        309,845          5,525
Hotels/motels                100,680         --        103,625             --
Medical buildings            128,101         --        114,045             --
Nursing/retirement homes      49,822         --         45,935             --
Mixed use                     87,537         --         66,893             --
Other                         18,735         --         16,833         23,482
                              ------      -----         ------         ------
                           3,749,580     95,014      3,634,660        100,241
Less allowance for losses     11,489         --         28,283             --
                              ------      -----         ------          -----
                          $3,738,091    $95,014     $3,606,377       $100,241
                          ==========    =======     ==========       ========

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $24,999 and $21,375, respectively, with allowances of $4,350 and $5,750, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $27,063 and $23,815, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company recognized  $1,033,  $1,190 and $1,809 of interest income related to
impaired  loans  for  the  years  ended   December  31,  2000,   1999  and  1998
respectively.

The following table presents changes in the allowance for losses related to all loans:

                                                 2000      1999       1998
Balance, January 1                            $ 28,283    $39,795    $38,645
Provision (reduction) for investment losses    (14,894)    (9,512)     7,582
Loan payoffs                                    (1,200)      (500)      (800)
Foreclosures and writeoffs                        (700)    (1,500)    (5,632)
                                                  ----     ------     ------
Balance, December 31                           $11,489    $28,283    $39,795
                                               =======    =======    =======

At December 31, 2000, the Company had no commitments to purchase investments other than mortgage loans.

Net investment income for the years ended December 31 is summarized as follows:

                                       2000            1999             1998
Interest on fixed maturities     $1,473,560      $1,598,059       $1,676,984
Interest on mortgage loans          286,611         285,921          301,253
Other investment income               1,750          70,892           43,518
Interest on cash equivalents          8,084           5,871            5,486
                                      -----           -----            -----
                                  1,770,005       1,960,743        2,027,241
Less investment expenses             39,400          41,170           40,756
                                     ------          ------           ------
                                 $1,730,605      $1,919,573       $1,986,485
                                 ==========      ==========       ==========

Net realized (loss) gain on investments for the years ended December 31 is summarized as follows:

                           2000                1999               1998
Fixed maturities       $(34,857)            $ 8,802            $ 9,946
Mortgage loans           15,845              10,211             (5,933)
Other investments         2,037               7,596              2,889
                          -----               -----              -----
                       $(16,975)            $26,608            $ 6,902
                       ========             =======            =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                          2000            1999           1998
Fixed maturities available for sale    $99,706       $(921,778)      $(93,474)
Equity securities                       (1,428)           (142)          (203)
                                        ------            ----           ----

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The income tax expense (benefit) for the years ended December 31 consists of the following:

                                  2000               1999               1998
Federal income taxes:
Current                        $176,397            $178,444           $244,946
Deferred                         37,704              79,796            (16,602)
                                 ------              ------            -------
                                214,101             258,240            228,344
State income taxes-current        7,526               9,624              7,337
                                  -----               -----              -----
Income tax expense             $221,627            $267,864           $235,681
                               ========            ========           ========

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                              2000                      1999                        1998
                                                     Provision      Rate       Provision      Rate         Provision      Rate
Federal income taxes based on the statutory rate      $282,542      35.0%        $316,511     35.0%         $271,527      35.0%
Tax-excluded interest and dividend income               (3,788)     (0.5)          (9,626)    (1.1)          (12,289)     (1.6)
State taxes, net of federal benefit                      4,892       0.6            6,256      0.7             4,769       0.6
Affordable housing credits                             (54,569)     (6.8)         (31,000)    (3.4)          (19,688)     (2.5)
Other, net                                              (7,450)     (0.8)         (14,277)    (1.6)           (8,638)     (1.1)
                                                        ------      ----          -------     ----            ------      ----
Total income taxes                                    $221,627      27.5%        $267,864     29.6%         $235,681      30.4%
                                                      ========      ====         ========     ====          ========      ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 2000, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                          2000          1999
Deferred tax assets:
Policy reserves                                       $730,239      $733,647
Unrealized loss on available for sale investments      179,702       221,431
Investments, other                                      34,600         1,873
Life insurance guaranty fund assessment reserve          1,365         4,789
                                                         -----         -----
Total deferred tax assets                              945,906       961,740
                                                       -------       -------
Deferred tax liabilities:
Deferred policy acquisition costs                      796,292       740,837
Other                                                   13,026         4,883
                                                        ------         -----
Total deferred tax liabilities                         809,318       745,720
                                                       -------       -------
Net deferred tax assets                               $136,588      $216,020
                                                      ========      ========

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,527,543 as of December 31, 2000 and $1,693,356 as of December 31, 1999 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2001 in excess of approximately $344,973 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                     2000            1999            1998
Statutory net income           $  344,973      $  478,173      $  429,903
Statutory capital and surplus   1,778,306       1,978,406       1,883,405
                                ---------       ---------       ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiaries use to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Company's and its subsidiaries' stautory-basis capital and surplus as of January 1, 2001 will not be significant.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2000 and 1999. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2000, 1999 and 1998.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $250, $223 and $211 in 2000, 1999 and 1998, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $1,707, $1,906 and $1,503, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 2000, 1999 and 1998 was $1,136, $1,147 and $1,352, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $582,836, $485,177 and $411,337 for 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

IDS Life Insurance Company
-------------------------------------------------------------------------------

6. COMMITMENTS AND CONTINGENCIES
At December 31, 2000, 1999 and 1998, traditional life insurance and universal life-type insurance in force aggregated $98,060,472, $89,271,957 and $81,074,928 respectively, of which $17,429,851, $8,281,576 and $4,912,313 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $89,506, $76,970 and $66,378 and reinsurance recovered from reinsurers amounted to $32,500, $27,816, and $20,982 for the years ended December 31, 2000, 1999 and
1998, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits

7. LINES OF CREDIT
The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 2000 and 1999, respectively.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

IDS Life Insurance Company
-------------------------------------------------------------------------------
The Company's holdings of derivative financial instruments are as follows:

                                  Notional or
                                   contract    Carrying      Fair   Total credit
December 31, 2000                   amount      amount       value    exposure
Assets:
     Interest rate caps           $1,500,000   $ 6,127     $  1,174    $ 1,174
     Interest rate floors          1,000,000       121          531        531
     Options purchased               265,848    44,139       51,701     51,701
     Financial futures purchased           5        --        7,209         --
Liabilities:
     Options written                 104,324    (3,098)      (4,138)        --
     Financial futures sold                7        --        9,011         --
Off balance sheet:
     Interest rate swaps           1,000,000        --      (10,942)        --
                                   ---------      ----      -------       ----
                                               $47,289     $ 54,546    $53,406
                                               =======     ========    =======

December 31, 1999 Assets:
     Interest rate caps           $2,500,000   $ 9,685     $ 12,773    $12,773
     Interest rate floors          1,000,000       602          319        319
     Options purchased               180,897    49,789       61,745     61,745
Liabilities:
     Options purchased/written        43,262    (1,677)      (2,402)        --
Off balance sheet:
     Interest rate swaps           1,267,000        --      (17,582)        --
                                   ---------      ----      -------       ----
                                               $58,399     $ 54,853    $74,837
                                               =======     ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2001 to 2003. The purchased and written options expire on various dates from 2001 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 2000 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases financial futures and purchases and writes options on the major stock market index.

The Company also writes financial futures and purchases and writes options to manage the equity market risk related to seed money the Company has invested in certain separate accounts and the underlying mutual funds.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 2000 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 2000, deferred gains on purchased put and written call index options were $1,005 and $449, respectively. At December 31, 1999, there were no deferred gains or losses on purchased put or written call index options.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                        2000                                      1999
                                                          Carrying                 Fair              Carrying              Fair
Financial Assets                                            value                  value               value               value
Investments:
     Fixed maturities (Note 2):
         Held to maturity                                $ 6,463,613           $ 6,471,798         $ 7,156,292        $ 7,105,743
         Available for sale                               12,399,990            12,399,990          13,049,549         13,049,549
     Mortgage loans on real estate (Note 2)                3,738,091             3,821,825           3,606,377          3,541,958
     Other:
         Equity securities (Note 2)                           10,333                10,333               3,016              3,016
         Derivative financial Instruments (Note 8)            50,387                60,615              60,076             74,837
         Other                                                 1,130                 1,130               2,258              2,258
Cash and cash equivalents (Note 1)                           316,974               316,974              32,333             32,333
Separate account assets (Note 1)                          32,349,347            32,349,347          35,894,732         35,894,732
Financial Liabilities
Future policy benefits for fixed annuities               $18,020,824           $17,479,187         $19,189,170        $18,591,859
     Derivative financial instruments (Note 8)                 3,098                 6,069               1,677             19,984
Separate account liabilities                              28,791,949            27,822,667          31,869,184         31,016,081
                                                          ----------            ----------          ----------         ----------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,300,018 and $1,270,094, respectively, and policy loans of $96,603 and $92,895, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

At December 31, 2000 and 1999, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,557,398 and $4,025,548, respectively.

PART C.


Item 24. Financial Statements and Exhibits

(a)      Financial statements included in Part B of this Registration Statement:

         The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Variable Annuity(R) including:

         Statements of Net Assets for year ended Dec. 31, 2000.
         Statements of Operations for year ended Dec. 31, 2000.
         Statements of Changes in Net Assets for year ended Dec. 31, 2000. Notes to Financial Statements.
         Report of Independent Auditors dated March 23, 2001.

         The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Variable Annuity(R) including:

         Consolidated Balance Sheets as of Dec. 31, 2000 and 1999.
         Consolidated Statements of Income for years ended Dec. 31, 2000, 1999 and 1998.
         Consolidated Statements of Stockholder's Equity for years ended Dec. 31, 2000, 1999 and 1998.
         Consolidated Statements of Cash Flows for years ended Dec. 31, 2000, 1999 and 1998.
         Notes to Consolidated Financial Statements.
         Report of Independent Auditors dated Feb. 8, 2001.

         The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Variable Annuity(R) - Band 3 including:

         Statements of Net Assets for year ended Dec. 31, 2000.
         Statements of Operations for year ended Dec. 31, 2000.
         Statements of Changes in Net Assets for year ended Dec. 31, 2000. Notes to Financial Statements.
         Report of Independent Auditors dated March 23, 2001.

         The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Variable Annuity(R) - Band 3 including:

         Consolidated Balance Sheets as of Dec. 31, 2000 and 1999.
         Consolidated Statements of Income for years ended Dec. 31, 2000, 1999 and 1998.
         Consolidated Statements of Stockholder's Equity for years ended Dec. 31, 2000, 1999 and 1998.
         Consolidated Statements of Cash Flows for years ended Dec. 31, 2000, 1999 and 1998.
         Notes to Consolidated Financial Statements.
         Report of Independent Auditors dated Feb. 8, 2001.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, dated March 30, 2001, is filed electronically herewith.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, is filed electronically herewith.

8.1(c) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated Oct. 7, 1996, filed electronically as
         Exhibit  8.1(b)  to  Pre-Effective  Amendment  No.  1 to  Registration
         Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.2(a) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.2(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and American Century Investment Management, Inc. and American Century Variable Portfolios, Inc., dated April 15, 1999, filed electronically as Exhibit 8.2(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.3 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated Sept. 1, 1999, is filed electronically herewith.

8.4(a) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.4(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated April 30, 1999, filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.5 Copy of Participation Agreement By and Among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, is filed electronically herewith.

8.6(a) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.6(b) Copy of Amendment 1 to Participation Agreement By and Among IDS Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated April 30, 1999, is filed electronically herewith.

8.7 Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, is filed electronically herewith.

8.8(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, is filed electronically herewith.

8.8(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, is filed electronically herewith.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton
         Distributors,  Inc.,  dated  March 1,  1996,  filed  electronically  as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.10 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, is filed electronically herewith.

8.11     Copy  of  Participation  Agreement  by and  among  IDS  Life  Insurance
         Company, Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, is filed electronically herewith.

8.12 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, is filed electronically herewith.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14. Power of Attorney to sign Amendment to this Registration Statement, dated April 25, 2001 is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)




Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                                  Principal Business Address                Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director and Executive Vice President
                                      Minneapolis, MN  55474                     - Annuities
                                      70100 AXP Financial Center
Timothy V. Bechtold                   Minneapolis, MN  55474                    Director and President

                                      70100 AXP Financial Center
Robert M. Elconin                     Minneapolis, MN  55474                    Vice President

                                      70100 AXP Financial Center
Lorraine R. Hart                      Minneapolis, MN  55474                    Vice President, Investments


Eric L. Marhoun                       70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary

Timothy S. Meehan                     70100 AXP Financial Center                Secretary
                                      Minneapolis, MN  55474

Mary Ellyn Minenko                    70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary
                                      70100 AXP Financial Center
Pamela J. Moret                       Minneapolis, MN  55474                    Director, Chairman of the Board and
                                                                                Chief Executive Officer
                                      70100 AXP Financial Center
Barry J. Murphy                       Minneapolis, MN  55474                    Director and Executive Vice President

                                      70100 AXP Financial Center
James R. Palmer                       Minneapolis, MN  55474                    Vice President, Taxes

                                      70100 AXP Financial Center
Teresa J. Rasmussen                   Minneapolis, MN  55474                    Vice President and General Counsel

                                      70100 AXP Financial Center
Stuart A. Sedlacek                    Minneapolis, MN  55474                    Director and Executive Vice President


Bridget Sperl                         70100 AXP Financial Center                Executive Vice President - Client
                                      Minneapolis, MN  55474                    Service

John T. Sweeny                        70100 AXP Financial Center                Executive Vice President - Finance
                                      Minneapolis, MN  55474
                                      70100 AXP Financial Center
Philip C. Wentzel                     Minneapolis, MN  55474                    Vice President and Controller


David L. Yowan                        70100 AXP Financial Center                Vice President, Treasurer and
                                      Minneapolis, MN  55474                    Assistant Secretary

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
         -----------------------------------------------------------------------

                  IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contractowners

                  As of March 31,  2001,  there were 43,504  contract  owners of
                  non-qualified   contracts  and  49,221   contract   owners  of
                  qualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account RE, IDS Life Account MGA, IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b) This table is the same as our response to Item 25 of this Registration Statement.

(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $56,849,306         $18,285,051          None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 26th day of April, 2001.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2001.


Signature                                 Title

/s/  Gumer C. Alvero*                     Director and Executive Vice President
------------------------------------      - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                 Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Pamela J. Moret*                     Director, Chairman and Chief Executive
------------------------------------      Officer
     Pamela J. Moret

/s/  Barry J. Murphy*                     Director
------------------------------------
     Barry J. Murphy

/s/  Stuart A. Sedlacek*                  Director and Executive Vice President
------------------------------------
     Stuart A. Sedlacek

/s/  Bridget Sperl*                       Executive Vice President - Client
------------------------------------      Service
     Bridget Sperl

/s/  John T. Sweeney*                     Executive Vice President - Finance
------------------------------------
     John T. Sweeney

/s/  Philip C. Wentzel*                   Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President, Treasurer and
------------------------------------      Assistant Secretary
     David L. Yowan


*Signed   pursuant  to  Power  of  Attorney   dated  April  25,  2001  is  filed
electronically herewith, by:


/s/ Mary Ellyn Minenko
Mary Ellyn Minenko
Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 3 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

     Financial Statements

Part C.

     Other Information.

     The signatures.

     Exhibits.